UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 597-2000

Date of fiscal year end: February 28, 2011

Date of reporting period: November 30, 2010

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iShares® 10+ Year Credit Bond Fund

November 30, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES-85.35%

AEROSPACE & DEFENSE-1.49%
Boeing Co. (The)
4.88%, 02/15/20	$70,000	$77,540
8.75%, 08/15/21	25,000	35,402
Lockheed Martin Corp.
6.15%, 09/01/36	35,000	39,390
United Technologies Corp.
6.05%, 06/01/36	75,000	86,221

		238,553
AGRICULTURE-0.71%
Altria Group Inc.
10.20%, 02/06/39	11,000	15,782
Archer-Daniels-Midland Co.
6.45%, 01/15/38	22,000	25,972
Philip Morris International Inc.
6.38%, 05/16/38	61,000	71,366

		113,120
AUTO MANUFACTURERS-0.36%
Daimler Finance North America LLC
8.50%, 01/18/31	43,000	57,588

		57,588
BANKS-4.53%
Banco do Brasil SA (Grand Cayman)
8.50%, 10/20/20(a)(b)	100,000	117,000
Barclays Bank PLC
10.18%, 06/12/21(a)	80,000	102,253
BB&T Capital Trust II
6.75%, 06/07/36	50,000	49,250
Fifth Third Bancorp
8.25%, 03/01/38	25,000	28,423
HSBC Holdings PLC
6.50%, 09/15/37	55,000	58,218
6.80%, 06/01/38	100,000	109,207
KfW
0.00%, 06/29/37	150,000	44,457
USB Capital XIII Trust
6.63%, 12/15/39	25,000	24,588
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	50,000	54,309
Wells Fargo Capital X
5.95%, 12/15/36	146,000	138,517

		726,222
BEVERAGES-1.79%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39(a)	76,000	107,018
Diageo Capital PLC
5.88%, 09/30/36	50,000	53,979

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Credit Bond Fund

November 30, 2010

Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	100,000	126,467

		287,464
BIOTECHNOLOGY-0.43%
Amgen Inc.
6.40%, 02/01/39	59,000	68,579

		68,579
CHEMICALS-0.37%
Dow Chemical Co. (The)
9.40%, 05/15/39	25,000	34,958
Eastman Chemical Co.
7.25%, 01/15/24	20,000	24,299

		59,257
COMMERCIAL SERVICES-0.28%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	41,000	45,539

		45,539
COMPUTERS-0.34%
International Business Machines Corp.
5.60%, 11/30/39	50,000	54,935

		54,935
COSMETICS & PERSONAL CARE-0.59%
Procter & Gamble Co. (The)
5.55%, 03/05/37	87,000	95,229

		95,229
DIVERSIFIED FINANCIAL SERVICES-8.35%
American Express Co.
8.15%, 03/19/38	50,000	65,537
Capital One Capital VI
8.88%, 05/15/40	75,000	78,000
Citigroup Inc.
6.88%, 03/05/38	188,000	203,135
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32	50,000	60,162
General Electric Capital Corp.
5.88%, 01/14/38	120,000	118,708
6.75%, 03/15/32	203,000	221,015
Goldman Sachs Group Inc. (The)
5.95%, 01/15/27	25,000	24,604
6.13%, 02/15/33	25,000	26,149
6.35%, 02/15/34	40,000	37,642
6.75%, 10/01/37	125,000	126,462
Jefferies Group Inc.
6.25%, 01/15/36	25,000	21,226
JPMorgan Chase Capital XXV
6.80%, 10/01/37	197,000	198,069
Merrill Lynch & Co. Inc.
7.75%, 05/14/38	95,000	101,152
Morgan Stanley
7.25%, 04/01/32	50,000	56,128

		1,337,989

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Credit Bond Fund

November 30, 2010

ELECTRIC-11.23%
Appalachian Power Co.
7.95%, 01/15/20	66,000	84,326
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	50,000	51,436
5.70%, 06/15/40	40,000	42,655
Dominion Resources Inc.
6.30%, 03/15/33	25,000	27,362
Duke Energy Carolinas LLC
5.30%, 02/15/40	100,000	102,629
E.ON International Finance BV
6.65%, 04/30/38(a)	56,000	67,284
Electricite de France
6.95%, 01/26/39(a)	30,000	36,367
Enel Finance International SA
6.00%, 10/07/39(a)	100,000	94,081
Exelon Generation Co. LLC
6.25%, 10/01/39	75,000	78,024
FirstEnergy Corp.
7.38%, 11/15/31	72,000	76,128
Florida Power & Light Co.
5.95%, 02/01/38	76,000	85,376
Massachusetts Electric Co.
5.90%, 11/15/39(a)	50,000	53,684
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	69,000	76,315
8.48%, 09/15/28	56,000	70,658
Northern States Power Co.
4.85%, 08/15/40	50,000	48,579
6.20%, 07/01/37	50,000	58,482
Ohio Power Co. Series M
5.38%, 10/01/21	20,000	22,219
Oncor Electric Delivery Co.
7.00%, 09/01/22	50,000	61,585
7.50%, 09/01/38	25,000	31,212
Pacific Gas & Electric Co.
6.05%, 03/01/34	134,000	148,191
Progress Energy Inc.
7.75%, 03/01/31	95,000	121,516
PSEG Power LLC
8.63%, 04/15/31	50,000	65,988
Puget Sound Energy Inc.
5.76%, 07/15/40	50,000	51,506
5.80%, 03/15/40	50,000	51,722
South Carolina Electric & Gas Co.
6.05%, 01/15/38	68,000	74,716
Southern California Edison Co. Series 08-A
5.95%, 02/01/38	104,000	116,830

		1,798,871
ELECTRICAL COMPONENTS & EQUIPMENT-0.34%
Emerson Electric Co.
4.25%, 11/15/20	50,000	53,932

		53,932
ENVIRONMENTAL CONTROL-0.37%
Republic Services Inc.
6.20%, 03/01/40	25,000	27,316
Waste Management Inc.
6.13%, 11/30/39	30,000	32,314

		59,630

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Credit Bond Fund

November 30, 2010

FOOD-2.53%
H.J. Heinz Finance Co.
7.13%, 08/01/39(a)	25,000	29,999
Kellogg Co. Series B
7.45%, 04/01/31	50,000	64,347
Kraft Foods Inc.
6.50%, 02/09/40	100,000	115,166
6.88%, 02/01/38	35,000	41,547
Kroger Co. (The)
5.40%, 07/15/40	40,000	39,101
6.90%, 04/15/38	50,000	58,612
Unilever Capital Corp.
5.90%, 11/15/32	50,000	56,934

		405,706
FOREST PRODUCTS & PAPER-0.19%
International Paper Co.
8.70%, 06/15/38	25,000	30,676

		30,676
GAS-0.17%
Sempra Energy
6.00%, 10/15/39	25,000	26,589

		26,589
HEALTH CARE-PRODUCTS-0.45%
Johnson & Johnson
4.50%, 09/01/40	75,000	71,966

		71,966
HEALTH CARE-SERVICES-1.54%
Aetna Inc.
6.75%, 12/15/37	64,000	72,678
UnitedHealth Group Inc.
6.88%, 02/15/38	60,000	69,176
WellPoint Inc.
5.85%, 01/15/36	50,000	50,292
6.38%, 06/15/37	50,000	54,190

		246,336
HOLDING COMPANIES-DIVERSIFIED-0.39%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33(a)	50,000	61,993

		61,993
INSURANCE-5.18%
AIG Sunamerica Global Financing X
6.90%, 03/15/32(a)	50,000	54,375
Allstate Corp. (The)
6.90%, 05/15/38	61,000	72,487
American International Group Inc.
6.25%, 05/01/36	30,000	27,600
AXA SA
8.60%, 12/15/30	30,000	33,712
Chubb Corp. (The)
6.00%, 05/11/37	50,000	54,159

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Credit Bond Fund

November 30, 2010

Liberty Mutual Group Inc.
7.50%, 08/15/36(a)	25,000	24,715
Lincoln National Corp.
6.15%, 04/07/36	25,000	24,356
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39(a)	50,000	66,946
MetLife Inc.
6.40%, 12/15/36	25,000	23,500
6.50%, 12/15/32	76,000	83,523
Nationwide Mutual Insurance Co.
9.38%, 08/15/39(a)	75,000	86,992
New York Life Insurance Co.
6.75%, 11/15/39(a)	50,000	59,427
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40(a)	25,000	27,213
Pacific Life Insurance Co.
9.25%, 06/15/39(a)	25,000	31,924
Prudential Financial Inc. Series C
5.40%, 06/13/35	25,000	23,375
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(a)	50,000	58,114
Travelers Companies Inc. (The)
6.25%, 06/15/37	68,000	76,568

		828,986
MACHINERY-0.54%
Caterpillar Inc.
6.05%, 08/15/36	75,000	86,021

		86,021
MANUFACTURING-0.52%
3M Co.
5.70%, 03/15/37	25,000	27,798
Honeywell International Inc.
5.70%, 03/15/37	50,000	55,438

		83,236
MEDIA-4.86%
AOL Time Warner Inc.
7.63%, 04/15/31	120,000	144,261
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	82,000	112,809
Comcast Corp.
6.40%, 03/01/40	50,000	53,788
6.95%, 08/15/37	25,000	28,486
COX Communications Inc.
8.38%, 03/01/39(a)	25,000	32,736
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40	25,000	24,640
NBC Universal Inc.
6.40%, 04/30/40(a)	25,000	26,177
News America Inc.
6.65%, 11/15/37	130,000	142,981
Time Warner Entertainment Co. LP
8.38%, 07/15/33	102,000	125,825
Viacom Inc.
6.88%, 04/30/36	25,000	28,713
7.88%, 07/30/30	50,000	57,533

		777,949

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Credit Bond Fund

November 30, 2010

MINING-3.13%
Alcoa Inc.
5.90%, 02/01/27	50,000	48,000
5.95%, 02/01/37	25,000	22,875
Barrick Australia Finance Pty Ltd.
5.95%, 10/15/39	50,000	54,578
Newmont Mining Corp.
6.25%, 10/01/39	30,000	33,209
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	60,000	73,415
Southern Copper Corp.
6.75%, 04/16/40	50,000	53,605
Teck Resources Ltd.
6.00%, 08/15/40	50,000	51,730
Vale Overseas Ltd.
6.88%, 11/10/39	50,000	55,071
8.25%, 01/17/34	87,000	109,346

		501,829
MISCELLANEOUS – MANUFACTURING-0.72%
Siemens Financieringsmat
6.13%, 08/17/26(a)	100,000	115,403

		115,403
MULTI-NATIONAL-0.81%
International Bank for Reconstruction and Development
7.63%, 01/19/23	92,000	129,617

		129,617
OIL & GAS-7.67%
Anadarko Petroleum Corp.
6.45%, 09/15/36	215,000	208,290
Apache Corp.
6.00%, 01/15/37	31,000	33,793
Canadian Natural Resources Ltd.
6.25%, 03/15/38	100,000	112,597
ConocoPhillips Holding Co.
6.95%, 04/15/29	167,000	210,379
Devon Financing Corp. ULC
7.88%, 09/30/31	47,000	61,756
EnCana Corp.
6.50%, 02/01/38	30,000	33,138
Gaz Capital SA Series 2
8.63%, 04/28/34(a)	100,000	117,530
Hess Corp.
5.60%, 02/15/41	75,000	74,939
Nexen Inc.
6.40%, 05/15/37	59,000	63,048
Noble Holding International Ltd.
6.20%, 08/01/40	30,000	32,109
Pemex Project Funding Master Trust
6.63%, 06/15/35	65,000	67,554
Petro-Canada
6.80%, 05/15/38	45,000	51,312
Petrobras International Finance Co.
6.88%, 01/20/40	20,000	22,003
Shell International Finance BV
6.38%, 12/15/38	77,000	92,541
Transocean Inc.
6.80%, 03/15/38	30,000	30,351

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Credit Bond Fund

November 30, 2010

Valero Energy Corp.
6.63%, 06/15/37	17,000	16,832

		1,228,172
OIL & GAS SERVICES-0.72%
Halliburton Co.
7.45%, 09/15/39	50,000	62,678
Weatherford International Ltd.
7.00%, 03/15/38	50,000	53,470

		116,148
PHARMACEUTICALS-4.45%
Abbott Laboratories
5.30%, 05/27/40	25,000	26,170
6.00%, 04/01/39	50,000	57,072
AstraZeneca PLC
6.45%, 09/15/37	62,000	74,716
Bristol-Myers Squibb Co.
6.13%, 05/01/38	72,000	85,162
Eli Lilly and Co.
5.55%, 03/15/37	75,000	79,795
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	62,000	74,182
Pfizer Inc.
7.20%, 03/15/39	93,000	122,841
Roche Holdings Inc.
7.00%, 03/01/39(a)	65,000	84,310
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	90,000	108,260

		712,508
PIPELINES-2.89%
Enterprise Products Operating LLC
6.13%, 10/15/39	60,000	61,394
Kinder Morgan Energy Partners LP
6.50%, 09/01/39	50,000	51,961
6.95%, 01/15/38	67,000	73,505
ONEOK Partners LP
6.85%, 10/15/37	50,000	54,534
TransCanada PipeLines Ltd.
6.10%, 06/01/40	25,000	27,313
6.20%, 10/15/37	25,000	27,309
7.63%, 01/15/39	64,000	81,860
Williams Companies Inc. (The)
8.75%, 03/15/32	48,000	58,410
Williams Partners LP
6.30%, 04/15/40	25,000	26,010

		462,296
REAL ESTATE INVESTMENT TRUSTS-0.32%
Simon Property Group LP
4.38%, 03/01/21	50,000	51,071

		51,071
RETAIL-4.37%
CVS Caremark Corp.
6.13%, 09/15/39	75,000	81,100
CVS Pass-Through Trust
6.94%, 01/10/30	93,989	105,182

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Credit Bond Fund

November 30, 2010

Home Depot Inc. (The)
5.88%, 12/16/36	60,000	62,204
Lowe’s Companies Inc.
5.80%, 04/15/40	75,000	80,490
McDonald’s Corp.
6.30%, 10/15/37	50,000	59,340
Target Corp.
7.00%, 01/15/38	50,000	62,111
Wal-Mart Stores Inc.
6.50%, 08/15/37	154,000	183,846
7.55%, 02/15/30	50,000	64,993

		699,266
SOFTWARE-1.12%
Microsoft Corp.
5.20%, 06/01/39	75,000	78,972
Oracle Corp.
5.38%, 07/15/40(a)	75,000	77,488
6.13%, 07/08/39	20,000	22,721

		179,181
TELECOMMUNICATIONS-9.19%
America Movil SAB de CV
6.38%, 03/01/35	75,000	83,625
AT&T Inc.
5.35%, 09/01/40(a)	299,000	281,824
6.30%, 01/15/38	196,000	207,768
British Telecom PLC
9.88%, 12/15/30	125,000	166,634
CenturyLink Inc.
7.60%, 09/15/39	75,000	73,235
Cisco Systems Inc.
5.90%, 02/15/39	74,000	81,555
Deutsche Telekom International Finance BV
8.75%, 06/15/30	29,000	39,110
Embarq Corp.
8.00%, 06/01/36	50,000	53,965
France Telecom SA
8.50%, 03/01/31	70,000	94,865
Motorola Inc.
6.63%, 11/15/37	50,000	51,999
Telecom Italia Capital SA
7.72%, 06/04/38	26,000	26,346
Telefonica Europe BV
8.25%, 09/15/30	37,000	43,892
Verizon Communications Inc.
7.75%, 12/01/30	172,000	212,457
Vodafone Group PLC
7.88%, 02/15/30	44,000	54,752

		1,472,027
TRANSPORTATION-2.41%
Burlington Northern Santa Fe Corp.
5.75%, 05/01/40	50,000	52,907
Canadian National Railway Co.
6.38%, 11/15/37	58,000	68,529
Norfolk Southern Corp.
7.05%, 05/01/37	80,000	97,742
Union Pacific Corp.
6.63%, 02/01/29	67,000	76,800

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Credit Bond Fund

November 30, 2010

United Parcel Service Inc.
6.20%, 01/15/38	77,000	89,933

		385,911

TOTAL CORPORATE BONDS & NOTES
(Cost: $13,447,740)		13,669,795

FOREIGN GOVERNMENT BONDS & NOTES(c)-11.33%

BRAZIL-2.88%
Brazil (Federative Republic of)
7.13%, 01/20/37	100,000	125,277
10.13%, 05/15/27	136,000	212,160
11.00%, 08/17/40	90,000	123,435

		460,872
CANADA-1.50%
Hydro-Quebec
8.05%, 07/07/24	50,000	73,104
Quebec (Province of)
7.13%, 02/09/24	40,000	54,159
7.50%, 09/15/29	80,000	112,526

		239,789
ITALY-0.60%
Italy (Republic of)
5.38%, 06/15/33	12,000	11,134
6.88%, 09/27/23	75,000	84,885

		96,019
MEXICO-1.18%
United Mexican States
7.50%, 04/08/33	152,000	190,000

		190,000
PANAMA-0.74%
Panama (Republic of)
6.70%, 01/26/36	100,000	118,124

		118,124
PERU-1.28%
Peru (Republic of)
6.55%, 03/14/37	70,000	80,255
7.35%, 07/21/25	100,000	125,000

		205,255
RUSSIA-3.15%
Russian Federation (The)
7.50%, 03/31/30(a)	363,370	418,784
12.75%, 06/24/28(a)	50,000	86,000

		504,784

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,782,737)		1,814,843

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Credit Bond Fund

November 30, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS-2.09%

MONEY MARKET FUNDS-2.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(e)	334,899	334,899

		334,899

TOTAL SHORT-TERM INVESTMENTS
(Cost: $334,899)		334,899

TOTAL INVESTMENTS IN SECURITIES-98.77%
(Cost: $15,565,376)		15,819,537
Other Assets, Less Liabilities-1.23%		197,489

NET ASSETS-100.00%		$16,017,026

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® 10+ Year Government/Credit Bond Fund

November 30, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES-41.23%

AEROSPACE & DEFENSE-0.54%
Boeing Co. (The)
6.88%, 03/15/39	$25,000	$30,928
Lockheed Martin Corp.
6.15%, 09/01/36	25,000	28,136
United Technologies Corp.
5.70%, 04/15/40	25,000	27,865

		86,929
AGRICULTURE-0.40%
Altria Group Inc.
10.20%, 02/06/39	30,000	43,042
Philip Morris International Inc.
6.38%, 05/16/38	18,000	21,059

		64,101
BANKS-1.47%
Barclays Bank PLC
6.86%, 06/15/32(a)	25,000	23,750
HSBC Holdings PLC
6.50%, 09/15/37	100,000	105,852
KfW
0.00%, 06/29/37	32,000	9,484
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	25,000	27,154
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	75,000	70,152

		236,392
BEVERAGES-0.75%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39(a)	48,000	67,590
Diageo Capital PLC
5.88%, 09/30/36	25,000	26,990
PepsiCo Inc.
5.50%, 01/15/40	25,000	26,885

		121,465
BIOTECHNOLOGY-0.18%
Amgen Inc.
6.40%, 02/01/39	25,000	29,059

		29,059
CHEMICALS-0.22%
Dow Chemical Co. (The)
9.40%, 05/15/39	25,000	34,958

		34,958

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Government/Credit Bond Fund

November 30, 2010

COMMERCIAL SERVICES-0.36%
President and Fellows of Harvard College (The)
6.30%, 10/01/37	52,000	57,756

		57,756
COMPUTERS-0.33%
Dell Inc.
6.50%, 04/15/38	25,000	26,304
International Business Machines Corp.
5.60%, 11/30/39	25,000	27,467

		53,771
COSMETICS & PERSONAL CARE-0.22%
Procter & Gamble Co. (The)
5.55%, 03/05/37	33,000	36,121

		36,121
DIVERSIFIED FINANCIAL SERVICES-4.52%
Capital One Capital VI
8.88%, 05/15/40	25,000	26,000
Citigroup Inc.
6.88%, 03/05/38	92,000	99,407
8.13%, 07/15/39	25,000	30,416
General Electric Capital Corp.
5.88%, 01/14/38	10,000	9,892
6.75%, 03/15/32	156,000	169,844
Goldman Sachs Group Inc. (The)
6.35%, 02/15/34	68,000	63,991
6.75%, 10/01/37	55,000	55,643
Jefferies Group Inc.
6.88%, 04/15/21	15,000	15,828
JPMorgan Chase Capital XXV
6.80%, 10/01/37	119,000	119,646
Merrill Lynch & Co. Inc.
6.22%, 09/15/26	114,000	110,265
Morgan Stanley
7.25%, 04/01/32	25,000	28,064

		728,996
ELECTRIC-5.27%
Alabama Power Co.
6.00%, 03/01/39	25,000	27,922
Appalachian Power Co. Series Q
7.00%, 04/01/38	25,000	28,877
Consolidated Edison Co. of New York Inc.
6.75%, 04/01/38	25,000	30,180
Duke Energy Carolinas LLC
6.10%, 06/01/37	58,000	65,418
Exelon Generation Co. LLC
6.25%, 10/01/39	25,000	26,008
FirstEnergy Corp.
7.38%, 11/15/31	54,000	57,096
Florida Power & Light Co.
5.95%, 02/01/38	50,000	56,168
Massachusetts Electric Co.
5.90%, 11/15/39(a)	25,000	26,842
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	86,000	95,117

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Government/Credit Bond Fund

November 30, 2010

Oncor Electric Delivery Co.
7.00%, 09/01/22	25,000	30,793
Pacific Gas & Electric Co.
5.80%, 03/01/37	25,000	26,740
6.05%, 03/01/34	26,000	28,754
Progress Energy Inc.
7.75%, 03/01/31	58,000	74,189
PSEG Power LLC
8.63%, 04/15/31	50,000	65,988
Public Service Co. of Colorado
6.25%, 09/01/37	48,000	56,754
Puget Sound Energy Inc.
5.80%, 03/15/40	25,000	25,861
San Diego Gas & Electric Co.
6.13%, 09/15/37	54,000	62,425
Southern California Edison Co. Series 08-A
5.95%, 02/01/38	25,000	28,084
Virginia Electric and Power Co.
8.88%, 11/15/38	25,000	36,240

		849,456
ENVIRONMENTAL CONTROL-0.35%
Republic Services Inc.
6.20%, 03/01/40	25,000	27,316
Waste Management Inc.
7.00%, 07/15/28	25,000	29,180

		56,496
FOOD-0.63%
H.J. Heinz Finance Co.
7.13%, 08/01/39(a)	25,000	29,999
Kraft Foods Inc.
6.88%, 02/01/38	44,000	52,231
Kroger Co. (The)
5.40%, 07/15/40	20,000	19,551

		101,781
FOREST PRODUCTS & PAPER-0.17%
International Paper Co.
7.30%, 11/15/39	25,000	27,752

		27,752
HEALTH CARE - PRODUCTS-0.24%
Johnson & Johnson
5.85%, 07/15/38	25,000	28,971
5.95%, 08/15/37	8,000	9,369

		38,340
HEALTH CARE - SERVICES-0.56%
UnitedHealth Group Inc.
6.88%, 02/15/38	50,000	57,647
WellPoint Inc.
6.38%, 06/15/37	30,000	32,514

		90,161

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Government/Credit Bond Fund

November 30, 2010

INSURANCE-2.71%
Allstate Corp. (The)
6.90%, 05/15/38	48,000	57,039
American International Group Inc.
6.25%, 05/01/36	20,000	18,400
AXA SA
8.60%, 12/15/30	25,000	28,093
Liberty Mutual Group Inc.
6.50%, 03/15/35(a)	25,000	22,170
Lincoln National Corp.
7.00%, 06/15/40	20,000	21,569
MetLife Inc.
5.70%, 06/15/35	33,000	33,547
6.40%, 12/15/31	35,000	32,900
Nationwide Mutual Insurance Co.
9.38%, 08/15/39(a)	25,000	28,997
New York Life Insurance Co.
6.75%, 11/15/39(a)	25,000	29,714
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40(a)	25,000	27,213
Pacific Life Insurance Co.
9.25%, 06/15/39(a)	25,000	31,923
Prudential Financial Inc.
5.70%, 12/14/36	50,000	48,645
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(a)	25,000	29,057
Travelers Companies Inc. (The)
6.25%, 06/15/37	25,000	28,150

		437,417
IRON & STEEL-0.16%
ArcelorMittal SA
7.00%, 10/15/39	25,000	25,356

		25,356
MACHINERY-0.46%
Caterpillar Inc.
6.05%, 08/15/36	64,000	73,404

		73,404
MEDIA-3.07%
AOL Time Warner Inc.
7.63%, 04/15/31	82,000	98,578
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	100,000	137,572
COX Communications Inc.
8.38%, 03/01/39(a)	25,000	32,736
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40	25,000	24,640
News America Inc.
6.65%, 11/15/37	70,000	76,990
Time Warner Entertainment Co. LP
8.38%, 07/15/33	54,000	66,613
Viacom Inc.
6.88%, 04/30/36	25,000	28,713
7.88%, 07/30/30	25,000	28,767

		494,609

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Government/Credit Bond Fund

November 30, 2010

MINING-0.94%
Alcoa Inc.
5.95%, 02/01/37	25,000	22,875
Newmont Mining Corp.
6.25%, 10/01/39	25,000	27,674
Rio Tinto Finance (USA) Ltd.
7.13%, 07/15/28	25,000	30,590
Teck Resources Ltd.
6.13%, 10/01/35	25,000	26,452
Vale Overseas Ltd.
6.88%, 11/21/36	15,000	16,668
6.88%, 11/10/39	25,000	27,535

		151,794
MISCELLANEOUS – MANUFACTURING-0.72%
Siemens Financieringsmat
6.13%, 08/17/26(a)	100,000	115,404

		115,404
MULTI-NATIONAL-0.84%
International Bank for Reconstruction and Development
7.63%, 01/19/23	96,000	135,252

		135,252
OIL & GAS-4.53%
Anadarko Petroleum Corp.
6.20%, 03/15/40	55,000	51,451
ConocoPhillips Holding Co.
6.95%, 04/15/29	108,000	136,054
Devon Financing Corp. ULC
7.88%, 09/30/31	44,000	57,814
EnCana Corp.
6.50%, 02/01/38	25,000	27,615
Gaz Capital SA
7.29%, 08/16/37(a)	100,000	103,250
Hess Corp.
5.60%, 02/15/41	25,000	24,980
Nexen Inc.
6.40%, 05/15/37	25,000	26,715
Noble Holding International Ltd.
6.20%, 08/01/40	20,000	21,406
Pemex Project Funding Master Trust
6.63%, 06/15/35	35,000	36,375
Petro-Canada
6.80%, 05/15/38	25,000	28,507
Petrobras International Finance Co.
5.75%, 01/20/20	25,000	27,093
Shell International Finance BV
6.38%, 12/15/38	40,000	48,073
StatoilHydro ASA
6.50%, 12/01/28(a)	52,000	62,898
Suncor Energy Inc.
6.50%, 06/15/38	42,000	46,483
Transocean Inc.
6.80%, 03/15/38	10,000	10,117
Valero Energy Corp.
10.50%, 03/15/39	15,000	20,465

		729,296

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Government/Credit Bond Fund

November 30, 2010

OIL & GAS SERVICES-0.23%
Halliburton Co.
7.45%, 09/15/39	29,000	36,353

		36,353
PHARMACEUTICALS-2.02%
Abbott Laboratories
6.15%, 11/30/37	25,000	29,009
AstraZeneca PLC
6.45%, 09/15/37	28,000	33,743
Bristol-Myers Squibb Co.
5.88%, 11/15/36	25,000	28,538
Eli Lilly and Co.
5.50%, 03/15/27	25,000	27,093
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	30,000	35,894
Pfizer Inc.
7.20%, 03/15/39	36,000	47,551
Roche Holdings Inc.
7.00%, 03/01/39(a)	32,000	41,507
Schering-Plough Corp./Merck & Co. Inc.
6.50%, 12/01/33	38,000	45,710
Wyeth
5.95%, 04/01/37	32,000	36,142

		325,187
PIPELINES-1.40%
Enterprise Products Operating LLC
6.45%, 09/01/40	25,000	26,531
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	52,000	57,048
ONEOK Partners LP
6.85%, 10/15/37	50,000	54,534
TransCanada PipeLines Ltd.
7.63%, 01/15/39	25,000	31,977
Williams Companies Inc. (The)
8.75%, 03/15/32	24,000	29,205
Williams Partners LP
6.30%, 04/15/40	25,000	26,010

		225,305
REAL ESTATE INVESTMENT TRUSTS-0.18%
Simon Property Group LP
6.75%, 02/01/40	25,000	28,611

		28,611
RETAIL-2.28%
CVS Caremark Corp.
6.13%, 09/15/39	25,000	27,033
Home Depot Inc. (The)
5.88%, 12/16/36	52,000	53,910
Lowe’s Companies Inc.
5.50%, 10/15/35	50,000	51,335
McDonald’s Corp.
6.30%, 03/01/38	25,000	29,701
Target Corp.
7.00%, 01/15/38	100,000	124,221

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Government/Credit Bond Fund

November 30, 2010

Wal-Mart Stores Inc.
6.50%, 08/15/37	68,000	81,179

		367,379
SOFTWARE-0.22%
Oracle Corp.
6.50%, 04/15/38	30,000	35,633

		35,633
TELECOMMUNICATIONS-4.13%
AT&T Inc.
5.35%, 09/01/40(a)	157,000	147,981
6.30%, 01/15/38	46,000	48,762
British Telecom PLC
9.88%, 12/15/30	36,000	47,991
Cisco Systems Inc.
5.90%, 02/15/39	44,000	48,492
Deutsche Telekom International Finance BV
8.75%, 06/15/30	48,000	64,734
Embarq Corp.
8.00%, 06/01/36	25,000	26,983
France Telecom SA
8.50%, 03/01/31	36,000	48,788
Telecom Italia Capital SA
7.72%, 06/04/38	21,000	21,279
Telefonica Europe BV
8.25%, 09/15/30	32,000	37,961
Verizon Communications Inc.
7.75%, 12/01/30	118,000	145,755
Vodafone Group PLC
6.15%, 02/27/37	25,000	27,039

		665,765
TRANSPORTATION-1.13%
Burlington Northern Santa Fe Corp.
5.75%, 05/01/40	25,000	26,453
Canadian National Railway Co.
6.38%, 11/15/37	40,000	47,262
Norfolk Southern Corp.
7.05%, 05/01/37	54,000	65,976
United Parcel Service Inc.
6.20%, 01/15/38	36,000	42,047

		181,738

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,358,919)		6,642,037

FOREIGN GOVERNMENT BONDS & NOTES(b)-5.56%

BRAZIL-1.61%
Brazil (Federative Republic of)
7.13%, 01/20/37	50,000	62,638
8.88%, 04/15/24	78,000	111,150
11.00%, 08/17/40	62,000	85,033

		258,821

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Government/Credit Bond Fund

November 30, 2010

CANADA-0.92%
Hydro-Quebec
8.05%, 07/07/24	25,000	36,552
Quebec (Province of)
7.50%, 09/15/29	80,000	112,526

		149,078
ITALY-0.19%
Italy (Republic of)
5.38%, 06/15/33	34,000	31,547

		31,547
MEXICO-0.65%
United Mexican States
6.05%, 01/11/40	58,000	61,770
11.50%, 05/15/26	24,000	42,960

		104,730
PANAMA-0.22%
Panama (Republic of)
6.70%, 01/26/36	30,000	35,437

		35,437
PERU-0.73%
Peru (Republic of)
8.75%, 11/21/33	82,000	117,131

		117,131
RUSSIA-1.24%
Russian Federation (The)
7.50%, 03/31/30(a)	98,450	113,464
12.75%, 06/24/28(a)	50,000	86,000

		199,464

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $850,326)		896,208

MUNICIPAL DEBT OBLIGATIONS-3.88%

CALIFORNIA-1.46%
Bay Area Toll Authority Toll Bridge Revenue
6.26%, 04/01/40	30,000	30,455
California State, General Obligations Unlimited
7.50%, 04/01/34	50,000	51,225
7.55%, 04/01/39	45,000	46,342
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/40	20,000	20,126
Los Angeles Community College District, General Obligations Unlimited
6.75%, 08/01/42	20,000	21,132
Los Angeles Unified School District, General Obligations Unlimited
6.76%, 07/01/34	25,000	26,073
Sacramento Municipal Utility District, Electric Revenue
6.16%, 05/15/36	20,000	19,609

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Government/Credit Bond Fund

November 30, 2010

San Francisco City & County Public Utilities Commission Revenue
6.00%, 11/01/26	20,000	19,461

		234,423
CONNECTICUT-0.22%
Connecticut State, General Obligations Unlimited, Series A
5.85%, 03/15/32	35,000	36,049

		36,049
GEORGIA-0.22%
Municipal Electric Authority of Georgia Revenue
6.66%, 04/01/18	10,000	9,773
Municipal Electric Authority of Georgia Revenue, Series A
6.64%, 04/01/18	25,000	24,862

		34,635
ILLINOIS-0.62%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series A
6.90%, 12/01/22	25,000	24,857
Illinois State, General Obligations Unlimited
5.10%, 06/01/33	85,000	66,234
6.63%, 02/01/35	10,000	9,339

		100,430
MASSACHUSETTS-0.11%
Massachusetts State, General Obligations Limited, Series D
4.50%, 08/01/31	20,000	17,984

		17,984
NEW JERSEY-0.35%
New Jersey Economic Development Authority, State Pension Funding Revenue, Series A (NPFGC Insured)
7.43%, 02/15/29	25,000	27,449
New Jersey Turnpike Authority Revenue, Series F
7.41%, 01/01/40	25,000	28,204

		55,653
NEW YORK-0.57%
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue
7.34%, 11/15/39	30,000	34,336
New York City Municipal Water Finance Authority, Water & Sewer System Revenue
5.72%, 06/15/42	30,000	29,301
New York City, General Obligations Unlimited
5.21%, 10/01/31	30,000	28,281

		91,918
OHIO-0.18%
Ohio Water Development Authority, Water Pollution Control Revenue
4.88%, 12/01/34	30,000	28,907

		28,907

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Government/Credit Bond Fund

November 30, 2010

TEXAS-0.15%
Texas Transportation Commission Revenue, Series B
5.18%, 04/01/30	25,000	24,824

		24,824

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $647,426)		624,823

U.S. GOVERNMENT & AGENCY OBLIGATIONS-47.08%

U.S. GOVERNMENT AGENCY OBLIGATIONS-4.51%
Federal Home Loan Mortgage Corp.
6.00%, 04/16/37	100,000	104,803
6.25%, 07/15/32	112,000	143,322
6.75%, 03/15/31	28,000	37,492
Federal National Mortgage Association
5.63%, 07/15/37	74,000	87,469
6.63%, 11/15/30	132,000	174,341
7.25%, 05/15/30	22,000	30,848
Tennessee Valley Authority
7.13%, 05/01/30	110,000	148,802

		727,077
U.S. GOVERNMENT OBLIGATIONS-42.57%
U.S. Treasury Bonds
3.50%, 02/15/39	540,000	485,141
4.25%, 05/15/39	460,000	472,112
4.25%, 11/15/40	770,000	789,427
4.38%, 02/15/38	50,000	52,683
4.38%, 11/15/39	160,000	167,586
4.38%, 05/15/40	505,000	528,892
4.75%, 02/15/37	372,000	417,057
5.25%, 11/15/28	114,000	136,876
5.25%, 02/15/29	108,000	129,657
5.38%, 02/15/31	98,000	119,635
6.00%, 02/15/26	8,000	10,335
6.25%, 08/15/23	320,000	420,243
6.25%, 05/15/30	877,000	1,179,004
6.38%, 08/15/27	158,000	212,745
6.50%, 11/15/26	170,000	230,925
6.88%, 08/15/25	84,000	117,239
7.25%, 08/15/22	278,000	392,492
7.63%, 11/15/22	470,000	682,835
7.88%, 02/15/21	34,000	49,438
8.13%, 08/15/21	177,000	262,751

		6,857,073

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $7,313,645)		7,584,150

Schedule of Investments (Unaudited) (Continued)

iShares® 10+ Year Government/Credit Bond Fund

November 30, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS-1.48%

MONEY MARKET FUNDS-1.48%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	237,850	237,850

		237,850

TOTAL SHORT-TERM INVESTMENTS
(Cost: $237,850)		237,850

TOTAL INVESTMENTS IN SECURITIES-99.23%
(Cost: $15,408,166)		15,985,068
Other Assets, Less Liabilities-0.77%		124,324

NET ASSETS-100.00%		$16,109,392

NPFGC - National Public Finance Guarantee Corp.

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES-91.02%

AEROSPACE & DEFENSE-0.64%
Boeing Co. (The)
1.88%, 11/20/12	$5,700,000	$5,818,054
5.13%, 02/15/13	14,250,000	15,477,852
General Dynamics Corp.
4.25%, 05/15/13	12,865,000	13,907,298
Lockheed Martin Corp.
4.12%, 03/14/13	7,000,000	7,458,616
United Technologies Corp.
6.10%, 05/15/12(a)	4,250,000	4,555,162

		47,216,982
AGRICULTURE-0.67%
Altria Group Inc.
8.50%, 11/10/13	4,000,000	4,770,013
Bunge Ltd. Finance Corp.
5.88%, 05/15/13	2,000,000	2,151,042
Philip Morris International Inc.
4.88%, 05/16/13	23,189,000	25,314,497
Reynolds American Inc.
7.25%, 06/01/12	6,280,000	6,787,920
7.25%, 06/01/13	5,000,000	5,616,645
UST Inc.
6.63%, 07/15/12	4,844,000	5,235,172

		49,875,289
AIRLINES-0.04%
Southwest Airlines Co.
6.50%, 03/01/12(a)	3,000,000	3,157,576

		3,157,576
AUTO MANUFACTURERS-0.34%
Daimler Finance North America LLC
6.50%, 11/15/13	6,500,000	7,414,549
7.30%, 01/15/12	14,500,000	15,505,998
PACCAR Inc.
6.38%, 02/15/12	1,800,000	1,914,203

		24,834,750
BANKS-18.42%
American Express Bank FSB
5.50%, 04/16/13	16,000,000	17,348,095
5.55%, 10/17/12	6,000,000	6,440,890
American Express Centurion Bank
5.55%, 10/17/12	6,500,000	6,977,630
Bank of America Corp.
4.75%, 08/15/13	700,000	733,322
4.88%, 09/15/12(a)	6,000,000	6,240,847
4.88%, 01/15/13	9,000,000	9,380,744
4.90%, 05/01/13	43,000,000	45,088,573
5.38%, 09/11/12(a)	6,000,000	6,291,169
6.25%, 04/15/12(a)	11,250,000	11,805,412

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

Bank of Montreal
2.13%, 06/28/13	11,000,000	11,269,573
Bank of New York Mellon Corp. (The)
4.50%, 04/01/13	5,000,000	5,371,730
4.95%, 11/01/12	26,358,000	28,244,462
5.13%, 11/01/11(a)	1,500,000	1,562,192
5.13%, 08/27/13	9,000,000	9,921,568
Bank of Nova Scotia
2.25%, 01/22/13	20,000,000	20,461,333
Bank One Corp.
5.25%, 01/30/13	7,500,000	7,995,992
5.90%, 11/15/11	6,200,000	6,492,263
Banque Centrale de Tunisie
7.38%, 04/25/12(a)	5,750,000	6,213,737
Barclays Bank PLC
2.50%, 01/23/13	31,050,000	31,698,482
5.45%, 09/12/12	19,200,000	20,628,378
BB&T Corp.
3.38%, 09/25/13	3,000,000	3,137,063
3.85%, 07/27/12	12,100,000	12,777,184
4.75%, 10/01/12	4,250,000	4,493,792
BNP Paribas SA
2.13%, 12/21/12	12,000,000	12,246,145
Brookfield Asset Management Inc.
7.13%, 06/15/12	2,750,000	2,940,249
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	13,600,000	13,697,891
Charter One Bank N.A.
6.38%, 05/15/12	2,750,000	2,872,648
Credit Suisse New York
3.45%, 07/02/12	11,750,000	12,180,517
5.00%, 05/15/13	46,000,000	49,801,787
Deutsche Bank AG London
2.38%, 01/11/13	19,000,000	19,401,406
4.88%, 05/20/13	33,500,000	36,140,709
5.38%, 10/12/12	28,730,000	30,954,543
Export-Import Bank of Korea (The)
5.50%, 10/17/12	14,100,000	15,014,750
8.13%, 01/21/14	2,000,000	2,315,264
Fifth Third Bancorp
6.25%, 05/01/13	10,000,000	10,896,948
HSBC Holdings PLC
5.25%, 12/12/12	16,500,000	17,489,606
ICICI Bank Ltd.
6.63%, 10/03/12(b)	18,100,000	19,206,631
KeyBank N.A.
5.50%, 09/17/12	3,625,000	3,846,579
5.70%, 08/15/12	2,250,000	2,368,125
KeyCorp
6.50%, 05/14/13(a)	7,500,000	8,175,000
KfW
1.25%, 06/15/12	5,000,000	5,045,335
1.38%, 07/15/13	71,550,000	72,429,943
1.88%, 01/14/13	69,000,000	70,620,072
1.88%, 03/08/13	19,450,000	19,499,609
2.00%, 01/17/12(a)	45,544,000	46,262,816
2.25%, 04/16/12(a)	36,600,000	37,409,984
3.25%, 03/15/13	39,000,000	41,139,559
3.50%, 05/16/13	20,000,000	21,284,014
4.00%, 10/15/13	20,000,000	21,709,222
4.75%, 05/15/12	27,500,000	29,133,901
Landesbank Baden-Wuerttemberg New York
6.35%, 04/01/12	3,700,000	3,950,009

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

Landeskreditbank Baden-Wuerttemberg - Foerderbank
4.88%, 01/13/12	8,500,000	8,884,715
Landwirtschaftliche Rentenbank
1.88%, 09/24/12	18,500,000	18,870,296
3.25%, 03/15/13(a)	10,750,000	11,329,706
4.13%, 07/15/13	20,000,000	21,606,984
Landwirtschaftliche Rentenbank Series E
5.25%, 07/02/12	18,950,000	20,285,365
M&I Marshall & Ilsley Bank
5.25%, 09/04/12	2,000,000	1,960,000
M&T Bank Corp.
5.38%, 05/24/12(a)	2,300,000	2,405,354
Mellon Capital IV Series 1
6.24%, 06/20/12(c)	2,250,000	2,025,000
National City Bank
6.20%, 12/15/11	15,250,000	16,071,213
North Fork Bancorporation Inc.
5.88%, 08/15/12	3,000,000	3,164,660
Northern Trust Corp.
5.50%, 08/15/13	4,000,000	4,438,780
Oesterreichische Kontrollbank AG
1.75%, 03/11/13	15,000,000	15,266,163
1.88%, 03/21/12	7,000,000	7,111,367
3.63%, 06/17/13	10,000,000	10,615,774
4.75%, 11/08/11	14,425,000	14,972,948
4.75%, 10/16/12	12,300,000	13,212,840
ORIX Corp.
5.48%, 11/22/11	7,575,000	7,840,125
PNC Funding Corp.
5.50%, 09/28/12(d)	3,250,000	3,470,144
Royal Bank of Canada
1.13%, 01/15/14	8,000,000	7,948,519
2.10%, 07/29/13	14,500,000	14,857,538
Royal Bank of Scotland Group PLC
3.40%, 08/23/13	21,500,000	21,775,882
Silicon Valley Bank
5.70%, 06/01/12	1,500,000	1,532,102
Sovereign Bank
5.13%, 03/15/13	6,000,000	6,118,726
Sumitomo Mitsui Banking Corp.
8.00%, 06/15/12	5,630,000	6,164,850
SunTrust Banks Inc.
5.25%, 11/05/12	3,800,000	4,012,884
U.S. Bancorp Series MTN
1.13%, 10/30/13	5,000,000	4,969,915
1.38%, 09/13/13	10,150,000	10,168,986
U.S. Bancorp Series R
2.13%, 02/15/13	4,000,000	4,066,568
U.S. Bancorp Series S
2.00%, 06/14/13	8,900,000	9,020,066
UBS AG
2.75%, 01/08/13	3,300,000	3,360,521
UBS AG Stamford
2.25%, 08/12/13	10,250,000	10,396,223
UBS Preferred Funding Trust II
7.25%, 06/26/11(c)	3,800,000	3,861,343
Wachovia Bank N.A./Wells Fargo & Co.
5.70%, 08/01/13	8,000,000	8,818,232
Wachovia Corp./Wells Fargo & Co.
5.50%, 05/01/13	33,500,000	36,537,630
Wells Fargo & Co.
4.38%, 01/31/13	38,900,000	41,309,344
4.95%, 10/16/13	9,250,000	10,020,337

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

5.13%, 09/01/12	2,250,000	2,395,847
5.25%, 10/23/12	29,300,000	31,508,424
Westpac Banking Corp.
2.10%, 08/02/13	12,250,000	12,439,537
2.25%, 11/19/12	19,000,000	19,363,191

		1,362,785,792
BEVERAGES-1.87%
Anheuser-Busch Companies Inc.
4.70%, 04/15/12	6,000,000	6,296,442
Anheuser-Busch InBev Worldwide Inc.
2.50%, 03/26/13	11,625,000	11,927,501
3.00%, 10/15/12	14,250,000	14,746,816
Bottling Group LLC
4.63%, 11/15/12	9,250,000	9,867,395
Coca-Cola Co. (The)
0.75%, 11/15/13	5,500,000	5,455,892
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	2,250,000	2,240,837
3.75%, 03/01/12	11,350,000	11,811,527
7.38%, 03/03/14	3,915,000	4,634,148
Companhia de Bebidas das Americas
8.75%, 09/15/13	2,000,000	2,357,500
10.50%, 12/15/11	5,250,000	5,729,062
Diageo Capital PLC
5.13%, 01/30/12(a)	6,350,000	6,655,087
5.20%, 01/30/13	13,600,000	14,756,467
Dr Pepper Snapple Group Inc.
1.70%, 12/21/11	5,200,000	5,243,368
2.35%, 12/21/12	5,400,000	5,518,744
PepsiAmericas Inc.
5.75%, 07/31/12(a)	3,000,000	3,241,655
PepsiCo Inc.
0.88%, 10/25/13	3,300,000	3,287,656
4.65%, 02/15/13(a)	15,000,000	16,189,063
5.15%, 05/15/12	8,200,000	8,713,555

		138,672,715
BIOTECHNOLOGY-0.17%
Biogen Idec Inc.
6.00%, 03/01/13	7,590,000	8,227,113
Life Technologies Corp.
3.38%, 03/01/13	4,000,000	4,084,285

		12,311,398
BUILDING MATERIALS-0.20%
CRH America Inc.
6.95%, 03/15/12	14,005,000	14,833,590

		14,833,590
CHEMICALS-1.04%
Air Products and Chemicals Inc.
4.15%, 02/01/13	3,000,000	3,161,813
Airgas Inc.
2.85%, 10/01/13	5,500,000	5,589,063
Dow Chemical Co. (The)
4.85%, 08/15/12	10,750,000	11,370,294
6.00%, 10/01/12	8,450,000	9,140,861

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

E.I. du Pont de Nemours and Co.
4.75%, 11/15/12	3,000,000	3,216,539
4.88%, 04/30/14	1,000,000	1,104,349
5.00%, 01/15/13	3,430,000	3,709,335
5.00%, 07/15/13	9,080,000	9,954,053
Monsanto Co.
7.38%, 08/15/12	1,800,000	1,991,494
PPG Industries Inc.
5.75%, 03/15/13	5,833,000	6,367,008
Praxair Inc.
1.75%, 11/15/12	4,750,000	4,822,264
2.13%, 06/14/13	2,750,000	2,819,875
3.95%, 06/01/13	3,500,000	3,735,804
6.38%, 04/01/12	2,700,000	2,898,720
Rohm and Haas Co.
5.60%, 03/15/13	6,895,000	7,390,270

		77,271,742
COMMERCIAL SERVICES-0.31%
Block Financial LLC
7.88%, 01/15/13(a)	7,000,000	7,210,000
McKesson Corp.
5.25%, 03/01/13	1,500,000	1,604,762
Science Applications International Corp.
6.25%, 07/01/12	3,465,000	3,729,314
Western Union Co. (The)
5.40%, 11/17/11	9,976,000	10,411,222

		22,955,298
COMPUTERS-2.47%
Computer Sciences Corp.
5.00%, 02/15/13	3,000,000	3,186,046
5.50%, 03/15/13(a)	7,500,000	8,065,625
Dell Inc.
1.40%, 09/10/13	6,750,000	6,739,687
3.38%, 06/15/12	2,500,000	2,586,048
4.70%, 04/15/13	10,000,000	10,753,521
Electronic Data Systems Corp. Series B
6.00%, 08/01/13	950,000	1,069,140
Hewlett-Packard Co.
1.25%, 09/13/13	11,600,000	11,645,564
2.95%, 08/15/12	1,500,000	1,551,587
4.25%, 02/24/12	6,902,000	7,200,522
4.50%, 03/01/13	27,500,000	29,599,884
5.25%, 03/01/12	12,250,000	12,932,399
6.50%, 07/01/12	5,000,000	5,442,253
IBM International Group Capital LLC
5.05%, 10/22/12	13,300,000	14,381,880
International Business Machines Corp.
1.00%, 08/05/13	17,600,000	17,578,556
2.10%, 05/06/13	18,000,000	18,449,643
4.75%, 11/29/12	14,400,000	15,519,404
6.50%, 10/15/13	10,500,000	12,048,296
Lexmark International Inc.
5.90%, 06/01/13	4,000,000	4,296,777

		183,046,832
COSMETICS & PERSONAL CARE-0.22%
Colgate-Palmolive Co. Series E
5.98%, 04/25/12	3,000,000	3,200,069

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

Procter & Gamble Co. (The)
1.38%, 08/01/12	13,000,000	13,142,353

		16,342,422
DIVERSIFIED FINANCIAL SERVICES-20.77%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	20,472,000	22,444,754
American Express Co.
4.88%, 07/15/13	3,000,000	3,230,691
American Express Credit Co. Series C
5.88%, 05/02/13	15,000,000	16,363,579
7.30%, 08/20/13	36,450,000	41,322,902
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.35%, 02/01/12	9,842,000	10,271,038
6.95%, 08/10/12	26,450,000	28,912,377
Boeing Capital Corp.
5.80%, 01/15/13	5,750,000	6,314,483
6.50%, 02/15/12	11,050,000	11,781,418
BP Capital Markets PLC
3.13%, 03/10/12	1,000,000	1,023,468
3.63%, 05/08/14	4,000,000	4,151,986
5.25%, 11/07/13	24,000,000	26,135,030
Capital One Bank
6.50%, 06/13/13	8,000,000	8,800,151
Capital One Financial Corp.
4.80%, 02/21/12	4,250,000	4,405,294
Caterpillar Financial Services Corp.
1.90%, 12/17/12	1,500,000	1,528,391
2.00%, 04/05/13	10,500,000	10,728,837
4.25%, 02/08/13	5,500,000	5,847,744
6.20%, 09/30/13	500,000	567,769
Caterpillar Financial Services Corp. Series F
4.85%, 12/07/12	5,000,000	5,361,216
Caterpillar Financial Services Corp. Series S
5.75%, 02/15/12	4,000,000	4,233,892
Citigroup Inc.
5.25%, 02/27/12(a)	11,187,000	11,655,647
5.30%, 10/17/12	27,000,000	28,678,366
5.50%, 08/27/12	8,250,000	8,746,220
5.50%, 04/11/13	23,500,000	25,186,364
5.63%, 08/27/12	15,000,000	15,775,681
5.85%, 07/02/13	10,000,000	10,805,914
6.00%, 02/21/12	14,400,000	15,134,116
6.50%, 08/19/13	64,500,000	71,132,002
CME Group Inc.
5.40%, 08/01/13	3,000,000	3,316,614
Countrywide Financial Corp.
5.80%, 06/07/12(a)	18,100,000	18,966,094
Credit Suisse (USA) Inc.
6.13%, 11/15/11	27,839,000	29,147,759
6.50%, 01/15/12	24,974,000	26,368,638
Credit Suisse First Boston USA Inc.
5.50%, 08/15/13	10,500,000	11,548,613
Eksportfinans A/S
5.00%, 02/14/12	11,366,000	11,944,087
Eksportfinans A/S Series GMTN
1.88%, 04/02/13	15,000,000	15,275,778
FIA Card Services N.A.
6.63%, 06/15/12	4,000,000	4,212,531
7.13%, 11/15/12	2,790,000	3,018,730
Franklin Resources Inc.
2.00%, 05/20/13	6,700,000	6,796,223

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

General Electric Capital Corp.
1.88%, 09/16/13	20,000,000	20,037,122
2.80%, 01/08/13	40,500,000	41,495,441
3.50%, 08/13/12	19,000,000	19,679,842
4.80%, 05/01/13(a)	17,000,000	18,218,874
5.00%, 11/15/11	22,000,000	22,924,617
5.00%, 04/10/12	4,400,000	4,623,758
5.25%, 10/19/12	38,000,000	40,736,785
5.40%, 09/20/13	7,500,000	8,222,417
5.88%, 02/15/12	30,756,000	32,485,406
General Electric Capital Corp. Series A
4.25%, 06/15/12	4,000,000	4,169,022
4.38%, 11/21/11	4,000,000	4,146,840
5.45%, 01/15/13(a)	11,000,000	11,842,571
6.00%, 06/15/12	41,550,000	44,540,179
Genworth Global Funding Trust
5.25%, 05/15/12(a)	750,000	772,500
Goldman Sachs Capital II
5.79%, 06/01/12(a)(c)	17,500,000	14,700,000
Goldman Sachs Group Inc. (The)
3.63%, 08/01/12	10,200,000	10,570,254
4.75%, 07/15/13	23,698,000	25,381,843
5.25%, 04/01/13(a)	10,750,000	11,566,274
5.25%, 10/15/13	17,500,000	19,050,696
5.30%, 02/14/12(a)	9,500,000	9,967,922
5.45%, 11/01/12	18,139,000	19,465,057
5.70%, 09/01/12	34,500,000	36,953,621
6.60%, 01/15/12	25,859,000	27,421,651
HSBC Finance Corp.
4.75%, 07/15/13	10,000,000	10,631,279
5.90%, 06/19/12	9,500,000	10,105,798
6.38%, 11/27/12	22,200,000	24,192,502
7.00%, 05/15/12	13,650,000	14,672,708
Invesco Ltd.
5.38%, 02/27/13	5,000,000	5,215,699
Jefferies Group Inc.
7.75%, 03/15/12(a)	4,500,000	4,826,250
John Deere Capital Corp.
1.88%, 06/17/13	6,000,000	6,115,415
5.10%, 01/15/13	13,550,000	14,681,834
5.25%, 10/01/12(a)	7,000,000	7,564,008
7.00%, 03/15/12	16,428,000	17,761,697
John Deere Capital Corp. Series D
4.50%, 04/03/13	5,590,000	5,999,857
4.95%, 12/17/12	2,350,000	2,524,328
5.35%, 01/17/12	3,750,000	3,934,055
JPMorgan Chase & Co.
1.65%, 09/30/13(a)	5,000,000	4,999,115
4.50%, 01/15/12	6,250,000	6,474,671
4.75%, 05/01/13	26,500,000	28,466,718
5.38%, 10/01/12	24,800,000	26,595,105
5.75%, 01/02/13	23,000,000	24,972,016
6.63%, 03/15/12(a)	9,850,000	10,463,868
MBNA Corp. Series F
7.50%, 03/15/12	4,550,000	4,838,766
Merrill Lynch & Co. Inc.
5.45%, 02/05/13	45,000,000	47,348,136
6.05%, 08/15/12	22,125,000	23,384,504
Morgan Stanley
5.25%, 11/02/12	9,500,000	10,141,039
5.30%, 03/01/13	39,300,000	42,042,844
5.63%, 01/09/12	19,639,000	20,554,081
5.75%, 08/31/12(a)	3,250,000	3,472,254

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

6.60%, 04/01/12	22,850,000	24,425,327
National Rural Utilities Cooperative Finance Corp.
1.13%, 11/01/13	8,000,000	7,958,640
2.63%, 09/16/12	3,750,000	3,843,547
5.50%, 07/01/13	6,000,000	6,604,842
7.25%, 03/01/12	14,104,000	15,156,790
NYSE Euronext
4.80%, 06/28/13	12,250,000	13,200,670
PACCAR Financial Corp.
1.95%, 12/17/12	2,250,000	2,283,392
PACCAR Financial Corp. Series S
2.05%, 06/17/13	4,000,000	4,074,214
SLM Corp.
5.00%, 10/01/13	11,000,000	11,000,000
5.13%, 08/27/12	5,500,000	5,582,500
SLM Corp. Series A
5.38%, 01/15/13	4,500,000	4,567,500
TD Ameritrade Holding Corp.
2.95%, 12/01/12	2,250,000	2,315,721
Toyota Motor Credit Corp.
1.90%, 12/05/12	2,500,000	2,546,558
Toyota Motor Credit Corp. Series MTN
1.38%, 08/12/13	14,500,000	14,603,249
UFJ Finance Aruba AEC
6.75%, 07/15/13	7,444,000	8,374,500
Wells Fargo Capital XIII Series G
7.70%, 03/26/13(c)	29,640,000	30,232,800
Wells Fargo Capital XV
9.75%, 09/26/13(c)	12,000,000	13,320,000
Wells Fargo Financial Inc.
5.50%, 08/01/12	4,000,000	4,268,279

		1,536,444,165
ELECTRIC-3.71%
Alabama Power Co.
4.85%, 12/15/12	6,050,000	6,460,145
Allegheny Energy Supply Co. LLC
8.25%, 04/15/12(a)(b)	5,200,000	5,603,366
Appalachian Power Co. Series O
5.65%, 08/15/12	3,750,000	3,990,482
Aquila Inc.
11.88%, 07/01/12	6,680,000	7,615,200
Arizona Public Service Co.
6.50%, 03/01/12	2,200,000	2,322,576
Baltimore Gas & Electric Co.
6.13%, 07/01/13	5,970,000	6,649,888
Carolina Power & Light Co.
6.50%, 07/15/12	8,750,000	9,483,382
CenterPoint Energy Houston Electric LLC Series J2
5.70%, 03/15/13	1,114,000	1,216,058
Commonwealth Edison Co.
5.40%, 12/15/11	2,950,000	3,086,231
Commonwealth Edison Co. Series 1998
6.15%, 03/15/12	4,000,000	4,251,717
Consolidated Edison Co. of New York Inc. Series 2002-A
5.63%, 07/01/12	3,500,000	3,741,415
Consolidated Edison Co. of New York Inc. Series 2002-B
4.88%, 02/01/13	6,095,000	6,558,093
Consumers Energy Co.
5.00%, 02/15/12	1,800,000	1,877,983
Dominion Resources Inc.
5.70%, 09/17/12	3,000,000	3,232,599

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

Dominion Resources Inc. Series 2006-B
6.30%, 09/30/11(c)	3,200,000	3,096,000
Dominion Resources Inc. Series B
6.25%, 06/30/12	2,000,000	2,149,026
Duke Capital LLC
6.25%, 02/15/13	5,000,000	5,393,399
Duke Energy Corp.
5.63%, 11/30/12	1,250,000	1,353,330
6.25%, 01/15/12(a)	13,514,000	14,301,592
Duke Energy Indiana Inc.
5.00%, 09/15/13	1,050,000	1,142,279
Duke Energy Ohio Inc.
5.70%, 09/15/12	8,000,000	8,581,434
Energy East Corp.
6.75%, 06/15/12	4,000,000	4,235,505
FirstEnergy Corp.
6.45%, 11/15/11	9,673,000	10,099,386
FPL Group Capital Inc.
2.55%, 11/15/13	6,019,000	6,147,267
5.35%, 06/15/13	1,500,000	1,637,190
Georgia Power Co.
1.30%, 09/15/13	10,000,000	9,998,281
Great Plains Energy Inc.
2.75%, 08/15/13	900,000	903,341
MidAmerican Energy Co.
5.13%, 01/15/13	3,000,000	3,242,268
5.65%, 07/15/12	2,700,000	2,889,571
MidAmerican Energy Holdings Co.
3.15%, 07/15/12	1,250,000	1,290,818
5.88%, 10/01/12	6,650,000	7,204,124
Nisource Finance Corp.
6.15%, 03/01/13	5,000,000	5,407,374
Northern States Power Co.
8.00%, 08/28/12	2,500,000	2,793,795
NSTAR Electric Co.
4.88%, 10/15/12	5,250,000	5,625,051
Ohio Power Co. Series F
5.50%, 02/15/13	4,510,000	4,868,488
Oncor Electric Delivery Co.
6.38%, 05/01/12	12,400,000	13,250,765
Ontario Electricity Financial Corp.
7.45%, 03/31/13	5,000,000	5,696,501
PacifiCorp
6.90%, 11/15/11	4,000,000	4,238,360
PPL Energy Supply LLC
6.40%, 11/01/11	4,250,000	4,463,605
Progress Energy Inc.
6.85%, 04/15/12	8,100,000	8,702,033
PSEG Power LLC
2.50%, 04/15/13	9,300,000	9,514,514
6.95%, 06/01/12	5,500,000	5,937,593
Public Service Co. of Colorado
7.88%, 10/01/12	6,015,000	6,733,386
Public Service Co. of Colorado Series 12
4.88%, 03/01/13	5,000,000	5,405,898
Public Service Electric & Gas Co.
5.13%, 09/01/12	2,500,000	2,677,840
Southern Co.
5.30%, 01/15/12	3,600,000	3,767,602
Southern Power Co. Series B
6.25%, 07/15/12	4,125,000	4,443,817
Tampa Electric Co.
6.38%, 08/15/12	2,750,000	2,952,442

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

TransAlta Corp.
5.75%, 12/15/13	7,307,000	8,034,589
Virginia Electric and Power Co.
4.75%, 03/01/13	1,000,000	1,076,095
5.10%, 11/30/12	17,750,000	19,107,437

		274,451,131
ELECTRICAL COMPONENTS & EQUIPMENT-0.10%
Emerson Electric Co.
4.63%, 10/15/12	2,250,000	2,393,830
5.75%, 11/01/11	5,000,000	5,238,300

		7,632,130
ELECTRONICS-0.32%
Agilent Technologies Inc.
2.50%, 07/15/13	5,024,000	5,099,908
4.45%, 09/14/12	4,750,000	4,990,542
Arrow Electronics Inc.
6.88%, 07/01/13	6,000,000	6,619,869
Koninklijke Philips Electronics NV
4.63%, 03/11/13	5,500,000	5,908,240
Thermo Fisher Scientific Inc.
3.25%, 11/20/14	855,000	891,773

		23,510,332
ENVIRONMENTAL CONTROL-0.14%
Veolia Environnement
5.25%, 06/03/13	5,650,000	6,146,332
Waste Management Inc.
6.38%, 11/15/12	3,800,000	4,146,952

		10,293,284
FOOD-2.14%
Campbell Soup Co.
5.00%, 12/03/12	5,550,000	6,005,574
General Mills Inc.
5.25%, 08/15/13	7,000,000	7,741,257
5.65%, 09/10/12	7,750,000	8,366,187
6.00%, 02/15/12	10,294,000	10,901,005
H.J. Heinz Co.
5.35%, 07/15/13	930,000	1,029,166
H.J. Heinz Finance Co.
6.00%, 03/15/12	9,440,000	10,022,287
Hershey Co. (The)
5.00%, 04/01/13	4,500,000	4,891,563
Kellogg Co.
4.25%, 03/06/13	10,000,000	10,631,309
5.13%, 12/03/12	6,182,000	6,659,770
Kraft Foods Inc.
2.63%, 05/08/13(a)	16,100,000	16,607,424
5.25%, 10/01/13	5,083,000	5,593,898
5.63%, 11/01/11	5,900,000	6,163,376
6.00%, 02/11/13	6,000,000	6,607,159
6.25%, 06/01/12	15,600,000	16,801,033
Kroger Co. (The)
5.00%, 04/15/13	400,000	433,417
5.50%, 02/01/13	5,500,000	5,978,720
6.20%, 06/15/12	1,500,000	1,610,115
6.75%, 04/15/12	3,500,000	3,760,386

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

7.50%, 01/15/14	5,455,000	6,373,982
Safeway Inc.
5.80%, 08/15/12	15,440,000	16,550,009
Sara Lee Corp.
3.88%, 06/15/13	5,000,000	5,230,142

		157,957,779
GAS-0.12%
Atmos Energy Corp.
5.13%, 01/15/13	2,000,000	2,126,769
Sempra Energy
6.00%, 02/01/13	2,700,000	2,930,433
8.90%, 11/15/13	3,000,000	3,581,006

		8,638,208
HEALTH CARE - PRODUCTS-0.56%
Baxter International Inc.
1.80%, 03/15/13	5,000,000	5,100,992
Covidien International Finance SA
1.88%, 06/15/13	10,500,000	10,688,297
5.45%, 10/15/12	4,550,000	4,923,436
Johnson & Johnson
3.80%, 05/15/13	10,000,000	10,701,149
5.15%, 08/15/12	6,250,000	6,719,236
St. Jude Medical Inc.
3.75%, 07/15/14	3,000,000	3,208,069

		41,341,179
HEALTH CARE - SERVICES-0.55%
Laboratory Corp. of America Holdings
5.50%, 02/01/13(a)	1,050,000	1,130,856
UnitedHealth Group Inc.
4.88%, 02/15/13	19,722,000	21,202,197
4.88%, 04/01/13	1,820,000	1,962,204
5.50%, 11/15/12	2,850,000	3,068,133
WellPoint Health Networks Inc.
6.38%, 01/15/12	1,500,000	1,583,420
Wellpoint Inc./Anthem Inc.
6.80%, 08/01/12(a)	10,725,000	11,589,641

		40,536,451
HOME FURNISHINGS-0.15%
Whirlpool Corp.
5.50%, 03/01/13	5,500,000	5,882,796
Whirlpool Corp. Series A
8.00%, 05/01/12	5,000,000	5,412,236

		11,295,032
HOUSEHOLD PRODUCTS & WARES-0.30%
Clorox Co.
5.00%, 03/01/13(a)	6,900,000	7,439,182
5.45%, 10/15/12	4,400,000	4,744,024
Fortune Brands Inc.
3.00%, 06/01/12	3,250,000	3,287,545

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

Kimberly-Clark Corp.
5.00%, 08/15/13	3,000,000	3,306,241
5.63%, 02/15/12	2,900,000	3,065,234

		21,842,226
HOUSEWARES-0.08%
Newell Rubbermaid Inc.
6.75%, 03/15/12	5,350,000	5,681,264

		5,681,264
INSURANCE-2.82%
Aegon NV
4.75%, 06/01/13	7,500,000	7,933,410
Allstate Corp. (The)
6.13%, 02/15/12	5,350,000	5,670,124
American International Group Inc.
4.25%, 05/15/13	9,500,000	9,666,251
4.95%, 03/20/12(a)	6,400,000	6,560,000
5.38%, 10/18/11	3,850,000	3,927,000
Berkshire Hathaway Finance Corp.
2.13%, 02/11/13(a)	14,000,000	14,323,662
4.00%, 04/15/12	6,000,000	6,264,600
4.50%, 01/15/13(a)	3,000,000	3,212,943
4.60%, 05/15/13	14,900,000	16,119,824
4.63%, 10/15/13	6,500,000	7,115,749
4.75%, 05/15/12	10,650,000	11,239,524
5.00%, 08/15/13	8,250,000	9,080,539
Berkshire Hathaway Inc.
1.40%, 02/10/12	7,000,000	7,056,965
5.13%, 09/15/12	8,500,000	9,133,742
Chubb Corp. (The)
6.00%, 11/15/11	1,700,000	1,786,782
Genworth Financial Inc.
5.65%, 06/15/12	2,750,000	2,876,596
Lincoln National Corp.
5.65%, 08/27/12	3,750,000	3,995,107
6.20%, 12/15/11(a)	2,000,000	2,104,363
Marsh & McLennan Companies Inc.
4.85%, 02/15/13	4,500,000	4,729,737
MetLife Inc.
2.38%, 02/06/14	1,000,000	1,009,754
5.38%, 12/15/12	4,700,000	5,063,078
6.13%, 12/01/11	6,618,000	6,972,908
Nationwide Financial Services Inc.
5.90%, 07/01/12	3,100,000	3,276,820
6.25%, 11/15/11	2,575,000	2,680,974
Principal Life Income Fundings Trust
5.30%, 12/14/12	5,250,000	5,674,714
5.30%, 04/24/13	5,000,000	5,451,090
Progressive Corp. (The)
6.38%, 01/15/12	2,000,000	2,104,306
Protective Life Secured Trust
5.45%, 09/28/12	2,250,000	2,400,395
Prudential Financial Inc.
4.50%, 07/15/13	4,500,000	4,791,129
5.10%, 12/14/11	2,800,000	2,917,054
5.15%, 01/15/13	8,500,000	9,089,184
Prudential Financial Inc. Series D
2.75%, 01/14/13(a)	4,000,000	4,078,115
3.63%, 09/17/12	4,500,000	4,671,640
5.80%, 06/15/12	2,500,000	2,660,433

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

Travelers Companies Inc. (The)
5.38%, 06/15/12	1,500,000	1,597,274
Travelers Property Casualty Corp.
5.00%, 03/15/13	5,750,000	6,220,517
XL Capital Finance (Europe) PLC
6.50%, 01/15/12	4,575,000	4,775,442

		208,231,745
INTERNET-0.06%
eBay Inc.
0.88%, 10/15/13	4,650,000	4,626,227

		4,626,227
IRON & STEEL-0.33%
ArcelorMittal SA
5.38%, 06/01/13	18,000,000	19,243,836
Nucor Corp.
4.88%, 10/01/12(a)	3,000,000	3,204,221
5.00%, 12/01/12	1,780,000	1,914,644

		24,362,701
LODGING-0.18%
Marriott International Inc.
4.63%, 06/15/12	2,250,000	2,335,127
Marriott International Inc. Series J
5.63%, 02/15/13	10,000,000	10,675,867

		13,010,994
MACHINERY - DIVERSIFIED-0.10%
Roper Industries Inc.
6.63%, 08/15/13	6,500,000	7,295,683

		7,295,683
MANUFACTURING-1.51%
3M Co.
4.65%, 12/15/12	1,800,000	1,931,781
3M Co. Series E
4.38%, 08/15/13(a)	9,500,000	10,338,651
4.50%, 11/01/11	4,250,000	4,408,313
Cooper US Inc.
5.25%, 11/15/12	3,250,000	3,504,109
Eaton Corp.
5.75%, 07/15/12	2,400,000	2,576,379
General Electric Co.
5.00%, 02/01/13	60,000,000	64,517,711
Honeywell International Inc.
4.25%, 03/01/13	2,000,000	2,143,949
5.63%, 08/01/12	2,500,000	2,692,214
6.13%, 11/01/11	2,800,000	2,942,968
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13	9,000,000	9,941,666
Tyco Electronics Group SA
6.00%, 10/01/12	6,000,000	6,422,671

		111,420,412

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

MEDIA-2.18%
CBS Corp.
5.63%, 08/15/12	280,000	296,800
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	21,250,000	24,442,959
Comcast Cable Holdings LLC
9.80%, 02/01/12	4,250,000	4,660,859
Comcast Corp.
5.30%, 01/15/14	4,000,000	4,414,834
COX Communications Inc.
4.63%, 06/01/13	1,115,000	1,197,161
7.13%, 10/01/12	17,400,000	19,125,269
McGraw-Hill Companies Inc. (The)
5.38%, 11/15/12	3,900,000	4,134,761
NBC Universal Inc.
2.10%, 04/01/14(b)	7,000,000	7,021,008
News America Holdings Inc.
9.25%, 02/01/13	4,500,000	5,229,397
Reed Elsevier Capital Inc.
4.63%, 06/15/12	3,000,000	3,127,448
Thomson Reuters Corp.
5.95%, 07/15/13	8,500,000	9,474,425
Time Warner Cable Inc.
5.40%, 07/02/12	23,200,000	24,702,300
6.20%, 07/01/13	10,500,000	11,743,998
Time Warner Entertainment Co.
8.88%, 10/01/12	2,250,000	2,537,349
10.15%, 05/01/12	1,500,000	1,678,607
Time Warner Inc.
6.88%, 05/01/12(a)	9,000,000	9,686,965
Turner Broadcasting System Inc.
8.38%, 07/01/13	1,460,000	1,690,909
Walt Disney Co. (The)
4.70%, 12/01/12	6,750,000	7,255,500
6.38%, 03/01/12(a)	17,850,000	19,109,964

		161,530,513
MINING-0.96%
Alcoa Inc.
5.38%, 01/15/13	11,116,000	11,782,959
6.00%, 07/15/13(a)	2,323,000	2,508,840
Barrick Gold Finance Co.
6.13%, 09/15/13	1,500,000	1,694,644
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	17,500,000	18,987,682
5.13%, 03/29/12(a)	6,156,000	6,497,369
8.50%, 12/01/12	1,000,000	1,144,637
Rio Tinto Alcan Inc.
4.50%, 05/15/13	6,000,000	6,416,382
4.88%, 09/15/12	7,000,000	7,407,296
Vale Inco Ltd.
7.75%, 05/15/12	2,250,000	2,420,709
Vulcan Materials Co.
5.60%, 11/30/12	5,500,000	5,817,705
Xstrata Canada Corp.
7.25%, 07/15/12	2,000,000	2,159,593
7.35%, 06/05/12	4,000,000	4,303,718

		71,141,534

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

MULTI-NATIONAL-11.26%
African Development Bank
1.00%, 11/23/11	9,250,000	9,281,309
1.63%, 02/11/13	10,500,000	10,699,011
1.75%, 10/01/12	8,000,000	8,152,116
1.88%, 01/23/12	9,676,000	9,817,047
Asian Development Bank
1.63%, 07/15/13	40,000,000	40,781,592
2.13%, 03/15/12(a)	15,550,000	15,860,597
4.50%, 09/04/12	3,000,000	3,198,746
Corporacion Andina de Fomento
6.88%, 03/15/12	6,850,000	7,298,633
European Bank for Reconstruction and Development Series G
3.63%, 06/17/13	11,500,000	12,291,906
European Investment Bank
1.63%, 03/15/13	67,200,000	68,434,168
1.75%, 09/14/12	41,000,000	41,758,660
1.88%, 06/17/13	31,300,000	32,065,701
2.63%, 11/15/11	35,250,000	35,942,261
2.88%, 03/15/13	15,000,000	15,695,787
3.25%, 05/15/13	16,000,000	16,921,378
4.63%, 03/21/12	38,028,000	40,009,959
European Investment Bank Series E
2.00%, 02/10/12	36,654,000	37,261,995
4.25%, 07/15/13	30,000,000	32,596,716
European Investment Bank Series G
1.25%, 09/17/13	38,000,000	38,312,394
Inter-American Development Bank
1.63%, 07/15/13	21,500,000	21,931,352
3.25%, 11/15/11	8,226,000	8,443,811
4.38%, 09/20/12	18,000,000	19,188,461
4.75%, 10/19/12	14,050,000	15,110,608
Inter-American Development Bank Series G
1.75%, 10/22/12	24,800,000	25,304,940
3.50%, 03/15/13	23,000,000	24,407,922
International Bank for Reconstruction and Development
1.75%, 07/15/13	61,000,000	62,500,960
2.00%, 04/02/12	65,308,000	66,576,634
3.13%, 11/15/11	5,400,000	5,531,595
3.50%, 10/08/13	5,000,000	5,366,870
International Bank for Reconstruction and Development Series G
3.63%, 05/21/13	26,000,000	27,789,096
International Finance Corp.
3.50%, 05/15/13	16,500,000	17,570,819
4.75%, 04/25/12	8,300,000	8,780,158
5.13%, 05/02/11	4,026,000	4,109,326
Korea Development Bank
5.30%, 01/17/13	9,000,000	9,593,545
5.50%, 11/13/12(a)	5,000,000	5,336,687
5.75%, 09/10/13	2,000,000	2,192,153
Nordic Investment Bank
1.63%, 01/28/13	11,250,000	11,452,069
2.38%, 12/15/11	9,500,000	9,672,029
3.63%, 06/17/13	5,500,000	5,881,612

		833,120,623
OFFICE & BUSINESS EQUIPMENT-0.32%
Pitney Bowes Inc.
3.88%, 06/15/13	6,000,000	6,245,871
4.63%, 10/01/12	3,750,000	3,946,199
Xerox Corp.
5.50%, 05/15/12	10,500,000	11,131,750
8.25%, 05/15/14	2,000,000	2,373,691

		23,697,511

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

OIL & GAS-2.51%
Apache Corp.
5.25%, 04/15/13(a)	5,000,000	5,471,374
6.00%, 09/15/13	3,300,000	3,727,640
6.25%, 04/15/12(a)	5,150,000	5,512,883
Burlington Resources Finance Co.
6.50%, 12/01/11	3,500,000	3,706,203
Canadian Natural Resources Ltd.
5.15%, 02/01/13	4,000,000	4,305,021
5.45%, 10/01/12	3,450,000	3,707,655
Chevron Corp.
3.45%, 03/03/12(a)	14,724,000	15,226,770
ConocoPhillips
4.75%, 10/15/12	6,000,000	6,443,827
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	17,000,000	18,743,898
EnCana Corp.
6.30%, 11/01/11	3,550,000	3,725,156
EOG Resources Inc.
6.13%, 10/01/13	3,000,000	3,373,946
Husky Energy Inc.
5.90%, 06/15/14	1,500,000	1,660,172
6.25%, 06/15/12	2,000,000	2,146,745
Marathon Oil Canada Corp.
8.38%, 05/01/12	6,500,000	7,122,707
Marathon Oil Corp.
6.00%, 07/01/12	2,700,000	2,891,008
6.13%, 03/15/12	2,750,000	2,922,179
Murphy Oil Corp.
6.38%, 05/01/12	1,750,000	1,858,593
Nabors Industries Inc.
5.38%, 08/15/12	2,250,000	2,381,992
Occidental Petroleum Corp.
6.75%, 01/15/12	2,492,000	2,658,378
Seariver Maritime Inc.
0.00%, 09/01/12	500,000	475,000
Shell International Finance BV
1.88%, 03/25/13	26,950,000	27,466,025
4.95%, 03/22/12	7,800,000	8,221,136
Sunoco Logistics Partners LP
7.25%, 02/15/12	3,000,000	3,167,562
Transocean Inc.
5.25%, 03/15/13(a)	7,000,000	7,376,386
Transocean Worldwide Inc.
5.00%, 02/15/13	2,000,000	2,093,123
Valero Energy Corp.
6.88%, 04/15/12	8,300,000	8,837,398
XTO Energy Inc.
4.63%, 06/15/13	5,270,000	5,732,985
5.75%, 12/15/13	2,500,000	2,833,930
5.90%, 08/01/12	4,750,000	5,153,303
6.25%, 04/15/13	10,610,000	11,844,361
7.50%, 04/15/12	4,200,000	4,585,478

		185,372,834

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

OIL & GAS SERVICES-0.08%
Weatherford International Ltd.
4.95%, 10/15/13	5,675,000	6,065,017

		6,065,017
PACKAGING & CONTAINERS-0.11%
Packaging Corp. of America
5.75%, 08/01/13	7,850,000	8,460,420

		8,460,420
PHARMACEUTICALS-3.08%
Abbott Laboratories
5.15%, 11/30/12	9,000,000	9,734,360
AmerisourceBergen Corp.
5.63%, 09/15/12(a)	5,750,000	6,144,487
AstraZeneca PLC
5.40%, 09/15/12	16,800,000	18,187,642
Bristol-Myers Squibb Co.
5.25%, 08/15/13	8,250,000	9,135,272
Cardinal Health Inc.
5.50%, 06/15/13	5,513,000	5,895,405
Eli Lilly and Co.
3.55%, 03/06/12(a)	9,750,000	10,084,820
6.00%, 03/15/12	5,328,000	5,670,868
Express Scripts Inc.
5.25%, 06/15/12	7,155,000	7,582,739
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	32,300,000	35,262,508
McKesson Corp.
7.75%, 02/01/12	7,500,000	8,016,003
Medco Health Solutions Inc.
7.25%, 08/15/13	9,250,000	10,599,927
Merck & Co. Inc.
4.38%, 02/15/13	10,750,000	11,513,418
Novartis Capital Corp.
1.90%, 04/24/13	21,000,000	21,478,635
Pfizer Inc.
4.45%, 03/15/12	56,392,000	59,090,587
Teva Pharmaceutical Finance III LLC
1.50%, 06/15/12	9,600,000	9,703,638

		228,100,309
PIPELINES-1.08%
CenterPoint Energy Resources Corp. Series B
7.88%, 04/01/13	10,000,000	11,380,154
Consolidated Natural Gas Co. Series C
6.25%, 11/01/11	4,849,000	5,084,952
Energy Transfer Partners LP
5.65%, 08/01/12(a)	5,750,000	6,095,801
6.00%, 07/01/13	3,010,000	3,307,116
Enterprise Products Operating LLC
7.63%, 02/15/12	4,250,000	4,569,701
Enterprise Products Operating LLC Series C
6.38%, 02/01/13	3,000,000	3,286,498
Enterprise Products Operating LLC Series M
5.65%, 04/01/13	10,000,000	10,874,121
Enterprise Products Operating LP
4.60%, 08/01/12	5,250,000	5,520,118
Kinder Morgan Energy Partners LP

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

5.85%, 09/15/12	4,874,000	5,250,083
7.13%, 03/15/12	4,100,000	4,395,218
NuStar Pipeline Operating Partnership LP
5.88%, 06/01/13	4,500,000	4,893,698
7.75%, 02/15/12	2,415,000	2,580,601
ONEOK Partners LP
5.90%, 04/01/12	4,750,000	5,010,952
Plains All American Pipeline LP
4.25%, 09/01/12	5,450,000	5,644,167
Transcontinental Gas Pipe Line Corp. Series B
8.88%, 07/15/12	2,000,000	2,214,482

		80,107,662
REAL ESTATE INVESTMENT TRUSTS-0.60%
Boston Properties LP
6.25%, 01/15/13	10,500,000	11,432,469
Duke Realty LP
6.25%, 05/15/13	5,367,000	5,802,541
ERP Operating LP
5.20%, 04/01/13	3,000,000	3,188,974
6.63%, 03/15/12	2,875,000	3,052,269
HCP Inc.
6.45%, 06/25/12	3,675,000	3,843,763
Hospitality Properties Trust
6.75%, 02/15/13	2,000,000	2,121,101
Nationwide Health Properties Inc.
6.25%, 02/01/13	9,750,000	10,493,296
ProLogis
5.50%, 04/01/12	1,500,000	1,553,839
5.50%, 03/01/13	3,000,000	3,173,856

		44,662,108
RETAIL-1.67%
AutoZone Inc.
5.88%, 10/15/12	3,000,000	3,240,617
Best Buy Co. Inc.
6.75%, 07/15/13	4,000,000	4,460,476
Costco Wholesale Corp.
5.30%, 03/15/12	7,378,000	7,811,371
CVS Caremark Corp.
6.30%, 06/01/37(c)	9,050,000	8,552,250
Darden Restaurants Inc.
5.63%, 10/15/12	3,250,000	3,483,218
Lowe’s Companies Inc.
5.60%, 09/15/12	7,500,000	8,143,276
McDonald’s Corp.
5.75%, 03/01/12	2,700,000	2,858,428
Staples Inc.
9.75%, 01/15/14	500,000	611,335
Target Corp.
4.00%, 06/15/13(a)	3,000,000	3,224,576
5.88%, 03/01/12	21,100,000	22,452,825
Wal-Mart Stores Inc.
0.75%, 10/25/13	5,500,000	5,459,826
4.25%, 04/15/13	12,330,000	13,265,129
4.55%, 05/01/13	15,000,000	16,284,691
5.00%, 04/05/12	5,200,000	5,494,107
7.25%, 06/01/13	1,000,000	1,151,080
Walgreen Co.
4.88%, 08/01/13	13,500,000	14,777,040

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

Yum! Brands Inc.
7.70%, 07/01/12	2,250,000	2,450,222

		123,720,467
SAVINGS & LOANS-0.08%
Golden West Financial Corp.
4.75%, 10/01/12	3,000,000	3,152,554
OneBeacon U.S. Holdings Inc.
5.88%, 05/15/13	2,500,000	2,611,153

		5,763,707
SEMICONDUCTORS-0.17%
Broadcom Corp.
1.50%, 11/01/13(b)	700,000	696,897
Maxim Integrated Products Inc.
3.45%, 06/14/13	3,600,000	3,682,965
National Semiconductor Corp.
6.15%, 06/15/12	8,000,000	8,524,167

		12,904,029
SOFTWARE-0.59%
Fiserv Inc.
6.13%, 11/20/12	10,657,000	11,596,277
Intuit Inc.
5.40%, 03/15/12	4,405,000	4,611,057
Microsoft Corp.
0.88%, 09/27/13	11,000,000	10,990,450
Oracle Corp.
4.95%, 04/15/13	15,000,000	16,401,670

		43,599,454
TELECOMMUNICATIONS-5.05%
Alltel Corp.
7.00%, 07/01/12	9,725,000	10,596,775
AT&T Corp.
7.30%, 11/15/11	14,676,000	15,599,322
AT&T Inc.
4.95%, 01/15/13	29,000,000	31,235,990
5.88%, 08/15/12	6,500,000	7,017,948
6.70%, 11/15/13	750,000	862,185
AT&T Wireless Services Inc.
6.50%, 12/15/11	7,500,000	7,946,813
8.13%, 05/01/12	26,300,000	28,924,025
BellSouth Corp.
4.75%, 11/15/12	6,600,000	7,049,786
British Telecom PLC
5.15%, 01/15/13	8,250,000	8,786,060
Cellco Partnership/Verizon Wireless Capital LLC
7.38%, 11/15/13	10,774,000	12,577,968
CenturyLink Inc.
7.88%, 08/15/12(a)	6,057,000	6,553,168
Deutsche Telekom International Finance BV
5.25%, 07/22/13	13,000,000	14,202,430
5.88%, 08/20/13	7,500,000	8,348,382
Embarq Corp.
6.74%, 06/01/13	5,000,000	5,433,573
Motorola Inc.
5.38%, 11/15/12	3,750,000	3,975,000
8.00%, 11/01/11	6,500,000	6,868,485

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

Qwest Corp.
8.88%, 03/15/12	20,554,000	22,249,705
Rogers Communications Inc.
7.25%, 12/15/12	6,300,000	6,995,992
7.88%, 05/01/12	2,250,000	2,460,885
Rogers Wireless Inc.
6.38%, 03/01/14	1,500,000	1,702,171
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12	7,850,000	8,291,441
Telecom Italia Capital SA
5.25%, 11/15/13	20,940,000	22,076,841
Telefonica Emisiones SAU
2.58%, 04/26/13	14,000,000	14,040,695
5.86%, 02/04/13	7,000,000	7,500,623
Telstra Corp. Ltd.
6.38%, 04/01/12(a)	2,550,000	2,709,480
Verizon Communications Inc.
4.35%, 02/15/13	9,500,000	10,158,719
5.25%, 04/15/13	20,640,000	22,534,985
6.88%, 06/15/12(a)	3,250,000	3,537,552
7.38%, 09/01/12	12,250,000	13,598,227
Verizon Maryland Inc. Series A
6.13%, 03/01/12	4,000,000	4,209,546
Verizon New Jersey Inc. Series A
5.88%, 01/17/12	8,600,000	9,002,879
Verizon New York Inc.
6.88%, 04/01/12	7,500,000	7,997,673
Verizon Pennsylvania Inc.
5.65%, 11/15/11	9,200,000	9,611,854
Verizon Virginia Inc. Series A
4.63%, 03/15/13	15,000,000	15,856,812
Verizon Wireless Capital LLC
5.25%, 02/01/12	6,000,000	6,301,234
Vodafone Group PLC
5.35%, 02/27/12	6,500,000	6,813,053

		373,628,277
TOYS, GAMES & HOBBIES-0.07%
Mattel Inc.
5.63%, 03/15/13(a)	5,000,000	5,367,715

		5,367,715
TRANSPORTATION-0.80%
Burlington Northern Santa Fe Corp.
5.90%, 07/01/12	3,200,000	3,437,105
Canadian National Railway Co.
4.40%, 03/15/13	4,956,000	5,323,879
CSX Corp.
5.50%, 08/01/13	9,750,000	10,683,263
5.75%, 03/15/13	750,000	818,662
6.30%, 03/15/12	3,325,000	3,540,597
Federal Express Corp.
9.65%, 06/15/12	1,500,000	1,676,371
Union Pacific Corp.
5.45%, 01/31/13	12,575,000	13,640,730
6.13%, 01/15/12	2,000,000	2,107,987
United Parcel Service Inc.
4.50%, 01/15/13	16,500,000	17,707,289

		58,935,883

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

TRUCKING & LEASING-0.09%
GATX Corp.
4.75%, 10/01/12	6,125,000	6,442,142

		6,442,142

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,619,130,225)		6,734,495,534

FOREIGN GOVERNMENT BONDS & NOTES(e)-6.23%

BRAZIL-0.32%
Brazil (Federative Republic of)
10.25%, 06/17/13(a)	10,000,000	12,150,000
11.00%, 01/11/12(a)	10,250,000	11,326,250

		23,476,250
CANADA-2.64%
Export Development Canada
1.75%, 09/24/12	18,000,000	18,355,907
2.38%, 03/19/12	15,750,000	16,109,265
2.63%, 11/15/11	12,196,000	12,436,683
3.50%, 05/16/13(a)	12,000,000	12,788,564
4.50%, 10/25/12(a)	6,450,000	6,920,614
Financement Quebec
5.00%, 10/25/12	4,000,000	4,318,080
Hydro-Quebec Series IF
8.00%, 02/01/13	8,000,000	9,177,693
Manitoba (Province of)
2.13%, 04/22/13	8,500,000	8,748,004
5.00%, 02/15/12(a)	6,550,000	6,890,388
Nova Scotia (Province of)
5.75%, 02/27/12	4,250,000	4,502,619
Ontario (Province of)
1.88%, 11/19/12	28,500,000	29,103,274
2.63%, 01/20/12(a)	15,678,000	16,033,737
3.50%, 07/15/13(a)	15,000,000	15,951,454
4.38%, 02/15/13(a)	4,000,000	4,303,069
4.95%, 06/01/12(a)	8,850,000	9,403,593
5.00%, 10/18/11(a)	13,200,000	13,716,463
5.13%, 07/17/12	3,500,000	3,745,622
Saskatchewan (Province of)
8.00%, 02/01/13	2,800,000	3,215,328

		195,720,357
CHILE-0.27%
Chile (Republic of)
5.50%, 01/15/13	12,000,000	12,990,000
7.13%, 01/11/12(a)	6,500,000	6,902,999

		19,892,999
ITALY-1.25%
Italy (Republic of)
2.13%, 10/05/12	24,000,000	24,069,003
2.13%, 09/16/13	10,000,000	9,912,777
4.38%, 06/15/13(a)	30,000,000	31,540,719
5.63%, 06/15/12(a)	25,500,000	26,928,816

		92,451,315

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

JAPAN-0.93%
Japan Finance Corp.
1.50%, 07/06/12	22,500,000	22,768,544
2.13%, 11/05/12	34,000,000	34,923,950
4.25%, 06/18/13	10,000,000	10,814,427

		68,506,921
MEXICO-0.31%
United Mexican States
6.38%, 01/16/13	12,000,000	13,230,000
7.50%, 01/14/12(a)	8,750,000	9,393,125

		22,623,125
PERU-0.05%
Peru (Republic of)
9.13%, 02/21/12	3,750,000	4,106,250

		4,106,250
POLAND-0.19%
Poland (Republic of)
6.25%, 07/03/12	13,000,000	13,893,750

		13,893,750
SOUTH AFRICA-0.13%
South Africa (Republic of)
7.38%, 04/25/12	9,000,000	9,720,000

		9,720,000
SOUTH KOREA-0.14%
Korea (Republic of)
4.25%, 06/01/13	10,000,000	10,517,792

		10,517,792

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $455,207,045)		460,908,759

MUNICIPAL DEBT OBLIGATIONS-0.25%

ILLINOIS-0.25%
Illinois State, General Obligations Unlimited
2.77%, 01/01/12	9,000,000	9,046,170
3.32%, 01/01/13	9,000,000	9,128,430

TOTAL MUNICIPAL DEBT OBLIGATIONS		18,174,600

(Cost: $18,078,423)		18,174,600

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Credit Bond Fund

November 30, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS-3.31%

MONEY MARKET FUNDS-3.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(d)(f)(g)	193,630,690	193,630,690
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(d)(f)(g)	31,287,545	31,287,545
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(f)	19,647,786	19,647,786

		244,566,021

TOTAL SHORT-TERM INVESTMENTS
(Cost: $244,566,021)		244,566,021

TOTAL INVESTMENTS-100.81%
(Cost: $7,336,981,714)		7,458,144,914
Other Assets, Less Liabilities-(0.81)%		(59,614,051)

NET ASSETS-100.00%		$7,398,530,863

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Affiliated issuer. See Note 2.
(e)	Investments are denominated in U.S. dollars.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Barclays 1-3 Year Treasury Bond Fund

November 30, 2010

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS-99.17%
U.S. Treasury Notes
0.38%, 08/31/12	$576,000	$575,470
0.38%, 10/31/12	130,480,000	130,281,670
0.50%, 11/15/13	749,105,000	744,595,410
0.63%, 07/31/12	44,790,000	44,943,183
0.75%, 08/15/13	183,497,000	184,139,236
0.75%, 09/15/13	155,611,000	156,026,467
0.88%, 01/31/12	151,801,000	152,731,539
1.00%, 10/31/11	46,519,000	46,813,467
1.00%, 12/31/11	54,966,000	55,356,808
1.00%, 07/15/13	306,386,000	309,633,685
1.13%, 01/15/12	167,509,000	168,974,704
1.13%, 12/15/12	275,212,000	278,751,235
1.38%, 02/15/12	220,870,000	223,630,893
1.38%, 03/15/12	924,379,000	936,969,042
1.38%, 04/15/12	250,751,000	254,301,634
1.38%, 05/15/12	236,371,000	239,791,286
1.38%, 09/15/12	207,085,000	210,522,619
1.38%, 10/15/12	173,965,000	176,965,881
1.38%, 01/15/13	216,242,000	220,227,344
1.38%, 03/15/13	252,575,000	257,358,763
1.38%, 05/15/13	146,469,000	149,366,141
1.50%, 07/15/12	178,860,000	182,104,540
1.75%, 11/15/11	234,532,000	237,728,688
1.75%, 08/15/12	317,926,000	325,082,536
1.75%, 04/15/13	682,061,000	701,349,706
1.88%, 06/15/12	233,182,000	238,524,200
2.50%, 03/31/13	44,241,000	46,281,398
3.38%, 11/30/12	73,752,000	78,064,279
3.50%, 05/31/13	228,026,000	244,833,785
3.63%, 12/31/12	117,940,000	125,718,144
3.63%, 05/15/13	146,469,000	157,641,652
4.00%, 11/15/12	108,121,000	115,685,147
4.13%, 08/31/12	107,271,000	114,206,066
4.25%, 09/30/12	82,665,000	88,445,760
4.50%, 11/30/11	119,789,000	124,762,639
4.50%, 03/31/12	22,934,000	24,205,230
4.63%, 10/31/11	122,523,000	127,346,726
4.63%, 12/31/11	138,106,000	144,498,913
4.63%, 02/29/12	23,059,000	24,287,815
4.63%, 07/31/12	100,879,000	107,988,949
4.75%, 01/31/12	127,797,000	134,352,973
4.75%, 05/31/12	51,011,000	54,357,316

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,247,863,622)		8,339,422,939

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 1-3 Year Treasury Bond Fund

November 30, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS-0.41%

MONEY MARKET FUNDS-0.41%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	34,844,860	34,844,860

		34,844,860

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,844,860)		34,844,860

TOTAL INVESTMENTS IN SECURITIES-99.58%
(Cost: $8,282,708,482)		8,374,267,799
Other Assets, Less Liabilities-0.42%		34,929,921

NET ASSETS-100.00%		$8,409,197,720

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Barclays 3-7 Year Treasury Bond Fund

November 30, 2010

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS-98.75%
U.S. Treasury Notes
1.25%, 08/31/15(a)	$12,208,000	$12,137,071
1.38%, 11/30/15	109,000,000	108,531,300
1.50%, 12/31/13	16,386,000	16,764,517
1.75%, 01/31/14	8,587,000	8,848,388
1.75%, 07/31/15	16,977,000	17,286,150
1.88%, 04/30/14	35,413,000	36,616,335
1.88%, 06/30/15(a)	25,350,000	25,983,750
2.13%, 11/30/14	7,804,000	8,119,984
2.13%, 05/31/15(a)	25,350,000	26,270,458
2.25%, 11/30/17	10,000,000	10,062,500
2.38%, 10/31/14	56,042,000	58,865,397
2.38%, 02/28/15(a)	27,613,000	28,964,101
2.38%, 07/31/17(a)	20,132,000	20,539,874
2.50%, 03/31/15(a)	36,776,000	38,782,132
2.63%, 06/30/14	43,298,000	45,873,364
2.63%, 07/31/14	50,882,000	53,914,567
2.63%, 12/31/14	27,020,000	28,641,740
2.63%, 04/30/16(a)	50,510,000	53,163,286
2.75%, 05/31/17(a)	32,210,000	33,693,913
3.13%, 10/31/16	73,542,000	79,073,102
3.13%, 04/30/17	112,972,000	120,883,427
3.25%, 06/30/16	25,533,000	27,702,284
3.25%, 07/31/16(a)	73,549,000	79,771,245
3.25%, 12/31/16	15,599,000	16,856,905
4.00%, 02/15/15	27,235,000	30,406,515
4.13%, 05/15/15	8,170,000	9,189,617
4.25%, 11/15/13(a)	184,000	203,274
4.25%, 08/15/14(a)	90,122,000	100,820,384
4.25%, 11/15/14	38,749,000	43,544,189
4.25%, 08/15/15(a)	47,804,000	54,177,230
4.25%, 11/15/17(a)	77,898,000	88,741,400
4.50%, 02/15/16	13,799,000	15,857,259
4.50%, 05/15/17(a)	30,052,000	34,696,835
4.75%, 05/15/14(a)	47,279,000	53,533,065
5.13%, 05/15/16	22,371,000	26,503,148

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,379,010,858)		1,415,018,706

Security	Shares	Value

SHORT-TERM INVESTMENTS-37.13%

MONEY MARKET FUNDS-37.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(b)(c)(d)	446,571,972	446,571,972
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(b)(c)(d)	72,158,709	72,158,709
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	13,370,420	13,370,420

		532,101,101

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 3-7 Year Treasury Bond Fund

November 30, 2010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $532,101,101)	532,101,101

TOTAL INVESTMENTS IN SECURITIES-135.88%
(Cost: $1,911,111,959)	1,947,119,807
Other Assets, Less Liabilities-(35.88)%	(514,135,278)

NET ASSETS-100.00%	$1,432,984,529

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Barclays 7-10 Year Treasury Bond Fund

November 30, 2010

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS-99.11%
U.S. Treasury Notes
2.63%, 11/15/20	$112,000,000	$110,345,763
3.13%, 05/15/19	314,600,000	329,729,108
3.38%, 11/15/19(a)	373,619,000	396,817,030
3.50%, 02/15/18(a)	102,436,000	111,480,069
3.50%, 05/15/20(a)	457,539,000	488,354,256
3.63%, 08/15/19(a)	346,040,000	375,418,813
3.63%, 02/15/20(a)	403,206,000	435,619,735
3.75%, 11/15/18(a)	248,133,000	273,730,405
3.88%, 05/15/18	191,050,000	212,726,548
4.00%, 08/15/18(a)	164,031,000	184,103,474
8.50%, 02/15/20(a)	127,333,000	189,319,978

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,995,143,396)		3,107,645,179

Security	Shares	Value

SHORT-TERM INVESTMENTS-49.19%

MONEY MARKET FUNDS-49.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(b)(c)(d)	1,299,861,723	1,299,861,723
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(b)(c)(d)	210,036,342	210,036,342
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	32,412,146	32,412,146

		1,542,310,211

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,542,310,211)		1,542,310,211

TOTAL INVESTMENTS IN SECURITIES-148.30%
(Cost: $4,537,453,607)		4,649,955,390
Other Assets, Less Liabilities-(48.30)%		(1,514,331,764)

NET ASSETS-100.00%		$3,135,623,626

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares Barclays® 10-20 Year Treasury Bond Fund

November 30, 2010

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS-98.72%
U.S. Treasury Bonds
5.25%, 11/15/28	$9,755,300	$11,712,896
5.25%, 02/15/29(a)	9,686,100	11,628,454
5.50%, 08/15/28(a)	18,569,000	22,905,234
6.00%, 02/15/26	13,299,900	17,182,673
6.13%, 11/15/27	18,606,200	24,450,592
6.13%, 08/15/29	9,031,500	11,943,798
6.25%, 08/15/23	21,747,000	28,559,466
6.25%, 05/15/30	19,294,000	25,938,083
6.38%, 08/15/27	11,577,000	15,588,315
6.50%, 11/15/26(a)	15,371,000	20,879,658
6.63%, 02/15/27(a)	11,559,000	15,899,057
6.75%, 08/15/26(a)	6,348,500	8,810,639
6.88%, 08/15/25(a)	11,057,600	15,433,093
7.13%, 02/15/23	10,748,600	15,069,752
7.25%, 08/15/22	9,900,000	13,977,217
7.50%, 11/15/24	8,119,500	11,880,453
7.63%, 11/15/22	1,000,000	1,452,840
7.63%, 02/15/25	12,578,000	18,625,879
7.88%, 02/15/21	28,472,000	41,399,711
8.00%, 11/15/21(a)	26,794,000	39,491,141
8.13%, 05/15/21(a)	1,920,000	2,840,889
8.13%, 08/15/21	5,824,000	8,645,554

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $373,481,309)		384,315,394

Security	Shares	Value

SHORT-TERM INVESTMENTS-21.94%

MONEY MARKET FUNDS-21.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(b)(c)(d)	70,949,775	70,949,775
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(b)(c)(d)	11,464,320	11,464,320
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	3,010,965	3,010,965

		85,425,060

TOTAL SHORT-TERM INVESTMENTS
(Cost: $85,425,060)		85,425,060

TOTAL INVESTMENTS IN SECURITIES-120.66%
(Cost: $458,906,369)		469,740,454
Other Assets, Less Liabilities-(20.66)%		(80,450,655)

NET ASSETS-100.00%		$389,289,799

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays 10-20 Year Treasury Bond Fund

November 30, 2010

(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Barclays 20+ Year Treasury Bond Fund

November 30, 2010

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS-98.88%
U.S. Treasury Bonds
3.50%, 02/15/39(a)	$152,617,000	$137,112,644
3.88%, 08/15/40(a)	265,887,000	255,434,982
4.25%, 05/15/39(a)	205,170,000	210,572,118
4.25%, 11/15/40	103,000,000	105,598,693
4.38%, 02/15/38(a)	92,689,000	97,663,608
4.38%, 11/15/39	265,065,000	277,631,724
4.38%, 05/15/40	265,855,000	278,432,608
4.50%, 02/15/36(a)	150,629,000	162,747,089
4.50%, 05/15/38(a)	124,589,000	133,882,093
4.50%, 08/15/39(a)	233,058,000	249,309,151
4.63%, 02/15/40(a)	265,731,000	290,162,329
4.75%, 02/15/37(a)	86,564,000	97,048,632
5.00%, 05/15/37(a)	88,191,000	102,656,095
5.38%, 02/15/31(a)	88,859,000	108,476,404

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,649,374,763)		2,506,728,170

Security	Shares	Value

SHORT-TERM INVESTMENTS-32.12%

MONEY MARKET FUNDS-32.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(b)(c)(d)	681,594,842	681,594,842
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(b)(c)(d)	110,134,551	110,134,551
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	22,461,236	22,461,236

		814,190,629

TOTAL SHORT-TERM INVESTMENTS
(Cost: $814,190,629)		814,190,629

TOTAL INVESTMENTS IN SECURITIES-131.00%
(Cost: $3,463,565,392)		3,320,918,799
Other Assets, Less Liabilities-(31.00)%		(785,809,174)

NET ASSETS-100.00%		$2,535,109,625

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Barclays Agency Bond Fund

November 30, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES-13.53%

BANKS-11.78%
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	$38,483,000	$40,000,739
Citibank N.A. (FDIC Guaranteed)
1.75%, 12/28/12	3,000,000	3,066,821

		43,067,560
DIVERSIFIED FINANCIAL SERVICES-1.75%
Citigroup Inc. (FDIC Guaranteed)
2.13%, 04/30/12	1,250,000	1,278,188
General Electric Capital Corp. (FDIC Guaranteed)
2.25%, 03/12/12	5,000,000	5,111,330

		6,389,518

TOTAL CORPORATE BONDS & NOTES
(Cost: $48,952,976)		49,457,078

U.S. GOVERNMENT AGENCY OBLIGATIONS-84.98%
Federal Farm Credit Bank
1.13%, 10/03/11	2,000,000	2,010,404
3.13%, 09/23/11	3,000,000	3,066,057
Federal Home Loan Bank
1.00%, 12/28/11	7,830,000	7,878,223
3.63%, 10/18/13(a)	20,300,000	21,900,462
4.00%, 09/06/13(a)	17,400,000	18,926,641
5.00%, 11/17/17(a)	12,690,000	14,855,202
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19	1,300,000	842,880
1.00%, 07/26/12	3,000,000	3,002,574
1.10%, 12/27/12	1,000,000	1,007,409
1.13%, 12/15/11	10,235,000	10,309,802
1.63%, 06/28/13	100,000	100,580
1.75%, 06/15/12(a)	18,125,000	18,465,572
1.75%, 09/10/15	3,000,000	3,016,450
2.13%, 03/23/12	4,350,000	4,444,295
2.50%, 04/23/14	3,045,000	3,192,316
3.75%, 03/27/19(a)	5,713,000	6,121,605
4.38%, 07/17/15(a)	11,600,000	13,063,122
4.50%, 07/15/13(a)	17,313,000	18,976,206
4.75%, 03/05/12	12,000,000	12,646,926
4.88%, 06/13/18(a)	5,568,000	6,429,824
6.25%, 07/15/32	1,907,000	2,440,303
Federal National Mortgage Association
0.68%, 12/30/11	250,000	250,012
0.75%, 12/30/11	3,000,000	3,000,858
0.85%, 08/17/12	3,500,000	3,499,984
0.88%, 11/04/13	1,000,000	993,286
1.00%, 09/20/13	4,400,000	4,393,316
1.05%, 07/12/12	1,400,000	1,401,106
1.13%, 07/30/12	15,000,000	15,149,643
1.13%, 09/09/13	3,000,000	2,995,737
1.13%, 10/08/13	1,000,000	998,984
1.30%, 05/25/12	4,000,000	4,015,799
1.30%, 07/16/13	3,400,000	3,420,706
1.30%, 08/09/13	425,000	425,077

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Agency Bond Fund

November 30, 2010

1.38%, 07/19/13	1,500,000	1,503,734
1.63%, 10/26/15(a)	2,500,000	2,495,257
1.75%, 05/07/13(a)	5,046,000	5,174,758
1.80%, 02/08/13	5,400,000	5,434,130
1.88%, 05/06/13	2,000,000	2,012,309
2.00%, 06/24/13	3,400,000	3,428,725
2.00%, 08/24/15	35,000	35,012
2.00%, 12/15/15	9,000,000	8,975,767
2.02%, 08/20/13	3,000,000	3,022,442
2.38%, 07/28/15(a)	7,000,000	7,259,812
2.63%, 11/20/14(a)	3,190,000	3,358,552
3.00%, 09/16/14(a)	3,000,000	3,199,158
3.13%, 01/21/15	3,150,000	3,162,118
3.63%, 08/15/11	7,588,000	7,762,160
4.13%, 04/15/14(a)	4,495,000	4,954,968
4.30%, 03/30/20(a)	3,000,000	3,035,590
4.38%, 10/15/15	1,500,000	1,690,142
5.00%, 02/13/17(a)	5,800,000	6,729,897
5.38%, 07/15/16(a)	5,510,000	6,510,910
6.25%, 05/15/29	2,500,000	3,157,591
6.63%, 11/15/30(a)	6,902,000	9,115,906
Tennessee Valley Authority
4.50%, 04/01/18	1,250,000	1,397,477
4.88%, 01/15/48	500,000	518,224
5.25%, 09/15/39(a)	800,000	882,817
5.50%, 06/15/38	375,000	429,910
5.88%, 04/01/36	1,300,000	1,561,060
6.15%, 01/15/38	500,000	628,314

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $301,717,438)		310,678,101

Security	Shares	Value

SHORT-TERM INVESTMENTS-36.58%

MONEY MARKET FUNDS-36.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(b)(c)(d)	104,588,010	104,588,010
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(b)(c)(d)	16,899,708	16,899,708
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	12,236,127	12,236,127

		133,723,845

TOTAL SHORT-TERM INVESTMENTS
(Cost: $133,723,845)		133,723,845

TOTAL INVESTMENTS IN SECURITIES-135.09%
(Cost: $484,394,259)		493,859,024
Other Assets, Less Liabilities-(35.09)%		(128,290,001)

NET ASSETS-100.00%		$365,569,023

FDIC - Federal Deposit Insurance Corp.

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Agency Bond Fund

November 30, 2010

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

Security	Principal	Value

COLLATERALIZED MORTGAGE OBLIGATIONS-3.02%

MORTGAGE-BACKED SECURITIES-3.02%
Banc of America Commercial Mortgage Inc. Series 2006-6 Class A3
5.37%, 10/10/45	$14,250,000	$14,741,252
Banc of America Commercial Mortgage Inc. Series 2006-6 Class AM
5.39%, 10/10/45	10,000,000	9,600,000
Banc of America Commercial Mortgage Inc. Series 2007-2 Class A4
5.87%, 04/10/49(a)	19,950,000	20,839,733
Bear Stearns Commercial Mortgage Securities Series 2005-PW10 Class A4
5.41%, 12/11/40(a)	17,000,000	18,298,756
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class AAB
4.80%, 09/11/42	10,184,161	10,726,800
Bear Stearns Commercial Mortgage Securities Series 2006-PW13 Class A4
5.54%, 09/11/41	12,000,000	13,061,230
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD Class A4
5.32%, 12/11/49	18,000,000	18,539,076
Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class A3
5.47%, 09/15/39	15,000,000	15,765,826
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A3
4.58%, 06/10/48	10,900,000	11,207,797
Greenwich Capital Commercial Funding Corp. Series 2007-GG11 Class A2
5.60%, 12/10/49	12,000,000	12,566,055
GS Mortgage Securities Corp. II Series 2006-GG6 Class AAB
5.59%, 04/10/38(a)	8,000,000	8,510,844
GS Mortgage Securities Corp. II Series 2007-GG10 Class A4
6.00%, 08/10/45(a)	57,000,000	59,421,057
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4 Class AM
5.00%, 10/15/42(a)	10,000,000	10,095,862
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-CB20 Class A4
5.79%, 02/12/51(a)	20,000,000	21,288,764
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A4
4.57%, 01/15/31	18,000,000	18,881,980
LB-UBS Commercial Mortgage Trust Series 2004-C4 Class A4
5.26%, 06/15/29(a)	17,000,000	18,120,033
LB-UBS Commercial Mortgage Trust Series 2007-C6 Class A2
5.85%, 07/15/40	13,886,969	14,304,383
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class AJ
5.49%, 07/12/46(a)	4,000,000	3,400,000
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class AM
5.20%, 12/12/49(a)	11,408,019	10,837,618
Morgan Stanley Capital I Series 2005-HQ6 Class A4A
4.99%, 08/13/42	18,597,000	19,975,547
Morgan Stanley Capital I Series 2007-IQ16 Class A4
5.81%, 12/12/49	13,415,000	14,068,980
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A5
5.22%, 01/15/41(a)	15,000,000	16,045,699
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AJ
5.52%, 01/15/45(a)	5,000,000	4,775,000

		365,072,292

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $326,859,197)		365,072,292

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

CORPORATE BONDS & NOTES-21.96%

AEROSPACE & DEFENSE-0.13%
L-3 Communications Corp.
4.75%, 07/15/20	1,100,000	1,125,862
Lockheed Martin Corp.
6.15%, 09/01/36	2,410,000	2,712,300
Northrop Grumman Corp.
1.85%, 11/15/15	350,000	344,202
3.50%, 03/15/21	2,000,000	1,941,703
Raytheon Co.
6.40%, 12/15/18	4,299,000	5,117,506
United Technologies Corp.
6.13%, 02/01/19	2,022,000	2,436,588
6.13%, 07/15/38	2,022,000	2,358,857

		16,037,018
AGRICULTURE-0.28%
Altria Group Inc.
9.70%, 11/10/18	15,344,000	20,565,898
Philip Morris International Inc.
5.65%, 05/16/18	1,726,000	2,015,060
Reynolds American Inc.
6.75%, 06/15/17	9,618,000	10,980,387

		33,561,345
AIRLINES-0.02%
Continental Airlines Inc. Series 2010 Class A
4.75%, 01/12/21	1,150,000	1,161,500
Delta Air Lines Inc. Series 2010-2 Class A
4.95%, 05/23/19	950,000	966,625

		2,128,125
AUTO MANUFACTURERS-0.21%
Daimler Finance North America LLC
7.30%, 01/15/12(b)	24,042,000	25,710,015

		25,710,015
AUTO PARTS & EQUIPMENT-0.02%
BorgWarner Inc.
4.63%, 09/15/20	2,500,000	2,555,005

		2,555,005
BANKS-3.32%
BAC Capital Trust XI
6.63%, 05/23/36	2,000,000	1,880,000
Bank of America Corp.
4.88%, 01/15/13	22,292,000	23,235,059
5.63%, 07/01/20	4,500,000	4,542,567
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	65,311,000	67,886,814
Bank of America N.A.
6.00%, 10/15/36	8,601,000	8,111,195
Bank of America N.A. Series BKNT
6.10%, 06/15/17	2,000,000	2,116,132

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

Bank of New York Mellon Corp. (The)
2.95%, 06/18/15	1,000,000	1,040,447
4.30%, 05/15/14	5,094,000	5,480,694
4.60%, 01/15/20	4,120,000	4,422,572
4.95%, 11/01/12(b)	400,000	428,628
Bank of Nova Scotia
2.05%, 10/07/15	1,500,000	1,494,855
2.25%, 01/22/13	1,660,000	1,698,291
Barclays Bank PLC
5.13%, 01/08/20	10,035,000	10,388,103
5.20%, 07/10/14	8,985,000	9,828,364
BB&T Corp.
5.20%, 12/23/15	3,011,000	3,332,580
5.25%, 11/01/19	1,200,000	1,274,888
6.85%, 04/30/19	1,824,000	2,157,030
Comerica Inc.
3.00%, 09/16/15	400,000	400,618
Deutsche Bank AG London
6.00%, 09/01/17(b)	14,407,000	16,465,541
Export-Import Bank of Korea (The)
8.13%, 01/21/14	7,240,000	8,381,257
First Union Capital I
7.94%, 01/15/27	2,000,000	2,000,000
HSBC Bank (USA) N.A.
4.88%, 08/24/20	4,500,000	4,544,536
HSBC Holdings PLC
6.50%, 09/15/37	8,000,000	8,468,128
KeyCorp
6.50%, 05/14/13(b)	5,670,000	6,180,300
KfW
3.25%, 10/14/11	57,686,000	59,161,608
4.88%, 06/17/19	5,520,000	6,381,474
KfW Series G
4.38%, 03/15/18	5,215,000	5,842,507
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	19,232,000	22,213,037
Northern Trust Corp.
3.45%, 11/04/20	200,000	197,250
Oesterreichische Kontrollbank AG
1.88%, 03/21/12	5,020,000	5,099,866
PNC Funding Corp.
5.25%, 11/15/15(c)	10,135,000	11,219,715
5.40%, 06/10/14(c)	998,000	1,096,323
6.70%, 06/10/19(c)	998,000	1,171,639
Royal Bank of Canada
1.13%, 01/15/14	1,800,000	1,788,417
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	3,757,000	3,697,088
5.63%, 08/24/20	5,000,000	4,936,623
SunTrust Bank
6.00%, 09/11/17	2,298,000	2,463,172
7.25%, 03/15/18	1,000,000	1,113,589
UBS AG Stamford
5.88%, 12/20/17	10,234,000	11,472,306
US Bank N.A.
4.95%, 10/30/14	8,972,000	9,834,107
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	21,572,000	23,272,116
Wells Fargo & Co.
5.00%, 11/15/14	24,042,000	25,855,523
5.63%, 12/11/17	1,250,000	1,398,034
Westpac Banking Corp.
3.00%, 08/04/15	7,000,000	7,117,854

		401,090,847

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

BEVERAGES-0.33%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	200,000	225,473
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	1,000,000	1,034,864
4.13%, 01/15/15	1,214,000	1,302,388
5.38%, 01/15/20	4,015,000	4,493,246
Coca-Cola Co. (The)
3.15%, 11/15/20	450,000	437,372
5.35%, 11/15/17	900,000	1,041,296
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	450,000	448,167
Diageo Finance BV
5.30%, 10/28/15(b)	14,407,000	16,284,332
Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	6,731,000	8,512,527
PepsiCo Inc.
0.88%, 10/25/13	1,400,000	1,394,763
7.90%, 11/01/18	3,210,000	4,258,703

		39,433,131
BIOTECHNOLOGY-0.06%
Amgen Inc.
5.70%, 02/01/19	5,080,000	5,947,944
Celgene Corp.
3.95%, 10/15/20	1,200,000	1,181,050

		7,128,994
BUILDING MATERIALS-0.09%
CRH America Inc.
6.00%, 09/30/16	9,618,000	10,601,321
Martin Marietta Materials Inc.
6.60%, 04/15/18	233,000	258,066

		10,859,387
CHEMICALS-0.29%
Airgas Inc.
2.85%, 10/01/13	2,000,000	2,032,387
Dow Chemical Co. (The)
4.25%, 11/15/20	300,000	291,074
5.90%, 02/15/15	1,000,000	1,123,633
8.55%, 05/15/19	9,355,000	11,809,646
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	9,618,000	11,025,407
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	850,000	842,989
4.88%, 03/30/20	2,500,000	2,665,630
PPG Industries Inc.
1.90%, 01/15/16	1,500,000	1,461,557
3.60%, 11/15/20	1,500,000	1,431,369
RPM International Inc.
6.50%, 02/15/18	1,500,000	1,634,981
Sigma-Aldrich Corp.
3.38%, 11/01/20	550,000	531,003

		34,849,676

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

COMMERCIAL SERVICES-0.04%
Cornell University
4.35%, 02/01/14	1,000,000	1,094,106
Western Union Co. (The)
6.50%, 02/26/14	2,500,000	2,845,291
Yale University
2.90%, 10/15/14	1,000,000	1,048,053

		4,987,450
COMPUTERS-0.34%
Dell Inc.
1.40%, 09/10/13	500,000	499,236
2.30%, 09/10/15	500,000	491,869
5.88%, 06/15/19	3,010,000	3,392,536
Hewlett-Packard Co.
4.25%, 02/24/12	4,851,000	5,060,813
6.13%, 03/01/14	7,030,000	7,981,924
International Business Machines Corp.
5.70%, 09/14/17	19,232,000	22,531,949
Lexmark International Inc.
6.65%, 06/01/18	1,000,000	1,100,000

		41,058,327
COSMETICS & PERSONAL CARE-0.10%
Colgate-Palmolive Co.
2.95%, 11/01/20	1,600,000	1,553,483
Procter & Gamble Co. (The)
5.55%, 03/05/37	9,618,000	10,527,771

		12,081,254
DIVERSIFIED FINANCIAL SERVICES-4.25%
Alterra Finance LLC
6.25%, 09/30/20	900,000	906,732
American Express Co.
4.88%, 07/15/13	15,507,000	16,699,440
6.80%, 09/01/16(a)	5,547,000	5,505,397
American Express Credit Corp.
2.75%, 09/15/15	1,000,000	992,669
AngloGold Ashanti Holdings PLC
5.38%, 04/15/20	1,100,000	1,156,049
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
6.95%, 08/10/12	8,654,000	9,459,649
7.25%, 02/01/18	7,695,000	9,241,547
Boeing Capital Corp.
5.80%, 01/15/13	18,042,000	19,813,201
BP Capital Markets PLC
3.13%, 10/01/15	800,000	807,519
3.63%, 05/08/14	1,626,000	1,687,782
3.88%, 03/10/15	1,755,000	1,829,411
4.75%, 03/10/19	2,100,000	2,218,108
5.25%, 11/07/13	2,500,000	2,722,399
Capital One Financial Corp.
6.15%, 09/01/16	13,992,000	15,249,200
Caterpillar Financial Services Corp.
6.13%, 02/17/14	5,215,000	5,955,083
7.15%, 02/15/19	5,505,000	7,010,075
Citigroup Inc.
5.63%, 08/27/12	500,000	525,856
6.00%, 02/21/12(b)	40,784,000	42,863,180

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

8.13%, 07/15/39	15,364,000	18,692,119
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32(b)	17,642,000	21,227,697
General Electric Capital Corp.
2.25%, 11/09/15	3,000,000	2,904,847
5.25%, 10/19/12	2,000,000	2,144,041
5.88%, 02/15/12(b)	11,932,000	12,602,935
5.88%, 01/14/38	1,500,000	1,483,848
6.75%, 03/15/32	9,042,000	9,844,424
Goldman Sachs Capital II
5.79%, 06/01/12(a)	750,000	630,000
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	38,037,000	41,036,268
5.38%, 03/15/20	2,010,000	2,062,911
6.00%, 06/15/20	6,100,000	6,536,186
6.75%, 10/01/37	9,618,000	9,730,497
HSBC Finance Corp.
5.50%, 01/19/16	11,932,000	13,123,568
6.38%, 11/27/12	24,377,000	26,564,893
Jefferies Group Inc.
6.88%, 04/15/21	2,500,000	2,638,039
7.75%, 03/15/12(b)	2,510,000	2,691,975
John Deere Capital Corp.
7.00%, 03/15/12	19,242,000	20,804,150
JPMorgan Chase & Co.
5.75%, 01/02/13	19,017,000	20,647,514
6.30%, 04/23/19	15,000,000	17,042,481
JPMorgan Chase Capital XXV
6.80%, 10/01/37	12,610,000	12,678,397
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	25,960,000	26,822,204
5.45%, 02/05/13	500,000	526,090
6.88%, 04/25/18	9,618,000	10,568,083
Morgan Stanley
4.10%, 01/26/15	8,500,000	8,608,332
4.20%, 11/20/14	500,000	511,659
5.30%, 03/01/13	25,686,000	27,478,690
6.25%, 08/09/26	551,000	558,935
6.63%, 04/01/18	10,234,000	11,246,317
7.30%, 05/13/19	3,615,000	4,063,984
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	1,000,000	1,037,904
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	13,407,000	14,407,763
Nomura Holdings Inc.
6.70%, 03/04/20	3,000,000	3,281,839
SLM Corp.
5.38%, 05/15/14	10,577,000	10,524,115
Wells Fargo Capital XIII Series G
7.70%, 03/26/13(a)	2,750,000	2,805,000

		512,171,002
ELECTRIC-1.72%
Appalachian Power Co.
7.95%, 01/15/20(b)	5,104,000	6,521,205
Carolina Power & Light Co.
5.30%, 01/15/19	1,325,000	1,502,724
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	3,052,000	3,843,465
Constellation Energy Group Inc.
4.55%, 06/15/15	14,407,000	15,401,799

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

Dominion Resources Inc.
5.15%, 07/15/15	27,083,000	30,493,490
Duke Capital LLC
6.25%, 02/15/13	23,032,000	24,844,155
Duke Energy Indiana Inc.
6.45%, 04/01/39(b)	3,300,000	3,877,562
Duke Energy Ohio Inc.
5.45%, 04/01/19	5,726,000	6,604,606
Edison International
3.75%, 09/15/17	1,100,000	1,122,904
Entergy Arkansas Inc.
3.75%, 02/15/21	3,400,000	3,367,121
Exelon Generation Co. LLC
5.35%, 01/15/14	12,668,000	13,819,463
FirstEnergy Corp.
7.38%, 11/15/31	9,051,000	9,569,979
Florida Power & Light Co.
5.95%, 02/01/38	4,604,000	5,171,982
Florida Power Corp.
6.40%, 06/15/38	1,000,000	1,173,799
FPL Group Capital Inc.
7.88%, 12/15/15	500,000	619,412
Georgia Power Co.
5.40%, 06/01/40	1,100,000	1,135,548
Integrys Energy Group Inc.
4.17%, 11/01/20	850,000	844,821
Kentucky Utilities Co.
1.63%, 11/01/15(d)	200,000	197,110
3.25%, 11/01/20(d)	250,000	246,329
5.13%, 11/01/40(d)	500,000	507,701
LG&E and KU Energy LLC
2.13%, 11/15/15(d)	1,000,000	982,867
3.75%, 11/15/20(d)	1,100,000	1,080,600
Louisville Gas & Electric Co.
1.63%, 11/15/15(d)	250,000	246,476
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	16,806,000	18,587,651
Oglethorpe Power Corp.
5.38%, 11/01/40	800,000	811,961
Oncor Electric Delivery Co.
7.00%, 09/01/22	9,618,000	11,846,553
Pacific Gas & Electric Co.
6.05%, 03/01/34	16,968,000	18,764,961
Public Service Co. of Colorado
5.13%, 06/01/19	6,600,000	7,384,770
SCANA Corp.
6.25%, 04/01/20(b)	3,300,000	3,750,516
Scottish Power Ltd.
5.38%, 03/15/15	300,000	318,342
Southern California Edison Co.
6.05%, 03/15/39	3,052,000	3,480,973
Southern Power Co.
4.88%, 07/15/15	7,915,000	8,725,256
UIL Holdings Corp.
4.63%, 10/01/20	800,000	783,205

		207,629,306
ELECTRONICS-0.02%
Agilent Technologies Inc.
5.50%, 09/14/15	1,000,000	1,108,543
Arrow Electronics Inc.
5.13%, 03/01/21	1,300,000	1,262,637

		2,371,180

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

ENTERTAINMENT-0.01%
International Game Technology
7.50%, 06/15/19	1,000,000	1,157,246

		1,157,246
ENVIRONMENTAL CONTROL-0.07%
Veolia Environnement
5.25%, 06/03/13	200,000	217,569
Waste Management Inc.
7.38%, 03/11/19	6,230,000	7,775,595

		7,993,164
FOOD-0.58%
Corn Products International Inc.
4.63%, 11/01/20	1,000,000	1,030,292
General Mills Inc.
5.40%, 06/15/40	1,100,000	1,132,157
5.65%, 02/15/19	4,520,000	5,184,792
Kellogg Co.
4.25%, 03/06/13	1,500,000	1,594,696
4.45%, 05/30/16	1,540,000	1,700,464
Kraft Foods Inc.
6.50%, 08/11/17	25,883,000	31,016,180
Kroger Co. (The)
5.40%, 07/15/40(b)	5,500,000	5,376,475
5.50%, 02/01/13	9,618,000	10,455,152
Safeway Inc.
6.35%, 08/15/17(b)	1,826,000	2,097,368
Sara Lee Corp.
2.75%, 09/15/15	2,000,000	1,990,000
Unilever Capital Corp.
5.90%, 11/15/32(b)	7,695,000	8,762,106

		70,339,682
FOREST PRODUCTS & PAPER-0.05%
International Paper Co.
7.95%, 06/15/18	4,520,000	5,492,711
Plum Creek Timberlands LP
4.70%, 03/15/21	300,000	295,306

		5,788,017
GAS-0.05%
Sempra Energy
6.50%, 06/01/16	2,452,000	2,897,332
Southern California Gas Co.
5.13%, 11/15/40	2,500,000	2,565,962

		5,463,294
HAND & MACHINE TOOLS-0.00%
Stanley Black & Decker Inc.
5.20%, 09/01/40	600,000	569,123

		569,123

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

HEALTH CARE - PRODUCTS-0.09%
Becton, Dickinson and Co.
3.25%, 11/12/20	700,000	682,756
5.00%, 11/12/40	500,000	494,248
Covidien International Finance SA
6.00%, 10/15/17	1,826,000	2,133,464
Hospira Inc.
5.60%, 09/15/40	150,000	146,690
Johnson & Johnson
5.95%, 08/15/37	3,950,000	4,626,107
Medtronic Inc.
3.00%, 03/15/15	1,100,000	1,158,212
St. Jude Medical Inc.
3.75%, 07/15/14	1,400,000	1,497,099

		10,738,576
HEALTH CARE - SERVICES-0.25%
Aetna Inc.
3.95%, 09/01/20	500,000	494,157
6.63%, 06/15/36	2,026,000	2,260,312
Laboratory Corp. of America Holdings
4.63%, 11/15/20	500,000	506,332
5.50%, 02/01/13	850,000	915,455
UnitedHealth Group Inc.
4.88%, 03/15/15	14,407,000	15,811,687
WellPoint Inc.
5.25%, 01/15/16	9,618,000	10,703,520

		30,691,463
HOUSEHOLD PRODUCTS & WARES-0.01%
Clorox Co.
5.00%, 01/15/15	1,226,000	1,357,249

		1,357,249
INSURANCE-0.98%
ACE INA Holdings Inc.
5.70%, 02/15/17	2,520,000	2,805,008
Alleghany Corp.
5.63%, 09/15/20	500,000	501,044
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20	150,000	148,234
Allstate Corp. (The)
5.55%, 05/09/35	9,618,000	9,675,465
American International Group Inc.
3.65%, 01/15/14	1,900,000	1,899,411
5.85%, 01/16/18	4,250,000	4,250,000
8.25%, 08/15/18	5,104,000	5,767,520
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	1,100,000	1,152,176
4.00%, 04/15/12	5,060,000	5,283,146
Berkshire Hathaway Inc.
1.40%, 02/10/12	400,000	403,255
Chubb Corp. (The)
6.00%, 05/11/37	3,020,000	3,271,224
Genworth Financial Inc.
5.75%, 06/15/14	21,992,000	22,907,499
Hartford Financial Services Group Inc.
5.38%, 03/15/17	3,020,000	3,122,030

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

Marsh & McLennan Companies Inc.
5.75%, 09/15/15	13,992,000	15,358,767
MetLife Inc.
5.00%, 06/15/15(b)	24,042,000	26,481,311
Principal Financial Group Inc.
6.05%, 10/15/36	2,005,000	1,990,592
8.88%, 05/15/19	1,224,000	1,572,604
Progressive Corp. (The)
6.70%, 06/15/17(a)	1,605,000	1,669,200
Prudential Financial Inc.
5.10%, 09/20/14	4,803,000	5,214,122
Prudential Financial Inc. Series D
6.00%, 12/01/17	3,052,000	3,422,293
Unitrin Inc.
6.00%, 11/30/15	900,000	910,227
WR Berkley Corp.
5.38%, 09/15/20	1,000,000	998,342

		118,803,470
INTERNET-0.02%
eBay Inc.
0.88%, 10/15/13	150,000	149,233
1.63%, 10/15/15	400,000	390,978
3.25%, 10/15/20	400,000	382,156
Symantec Corp.
2.75%, 09/15/15	1,500,000	1,502,340

		2,424,707
IRON & STEEL-0.12%
ArcelorMittal SA
9.85%, 06/01/19	11,500,000	14,612,315

		14,612,315
MANUFACTURING-0.44%
GE Capital Trust I
6.38%, 11/15/17(a)	2,000,000	1,970,000
General Electric Co.
5.25%, 12/06/17	36,087,000	39,640,988
Harsco Corp.
2.70%, 10/15/15	700,000	697,928
Honeywell International Inc.
5.00%, 02/15/19	6,125,000	6,940,395
Tyco International Ltd.
6.88%, 01/15/21	3,010,000	3,725,508

		52,974,819
MEDIA-0.94%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	19,242,000	22,133,243
Comcast Corp.
6.45%, 03/15/37	9,618,000	10,312,439
DIRECTV Holdings LLC
5.20%, 03/15/20	5,000,000	5,284,031
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
4.75%, 10/01/14	1,200,000	1,299,694
Discovery Communications LLC
5.05%, 06/01/20	1,100,000	1,190,914
NBC Universal Inc.
2.10%, 04/01/14(d)	1,000,000	1,003,001

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

2.88%, 04/01/16(d)	1,000,000	995,592
4.38%, 04/01/21(d)	1,100,000	1,096,247
5.95%, 04/01/41(d)	600,000	599,534
News America Inc.
6.20%, 12/15/34	11,207,000	11,702,165
6.90%, 03/01/19(b)	1,100,000	1,348,578
Time Warner Cable Inc.
6.55%, 05/01/37	9,618,000	10,241,077
8.25%, 04/01/19	2,010,000	2,545,469
Time Warner Inc.
7.70%, 05/01/32	14,407,000	17,526,123
Viacom Inc.
6.25%, 04/30/16	12,495,000	14,567,994
7.88%, 07/30/30	9,618,000	11,067,078

		112,913,179
MINING-0.40%
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13(b)	9,618,000	10,435,630
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	5,021,000	5,592,138
Rio Tinto Alcan Inc.
4.88%, 09/15/12	1,265,000	1,338,604
Rio Tinto Finance (USA) Ltd.
9.00%, 05/01/19	9,235,000	12,629,322
Teck Resources Ltd.
10.25%, 05/15/16	6,000,000	7,410,000
Vale Overseas Ltd.
6.88%, 11/21/36	9,618,000	10,687,714

		48,093,408
MULTI-NATIONAL-1.18%
African Development Bank
3.00%, 05/27/14	5,020,000	5,329,139
Asian Development Bank
1.63%, 07/15/13	3,000,000	3,058,619
2.63%, 02/09/15	5,020,000	5,263,733
2.75%, 05/21/14	8,383,000	8,847,821
Corporacion Andina de Fomento SA
3.75%, 01/15/16	3,000,000	3,018,752
European Investment Bank
2.88%, 09/15/20	2,000,000	1,956,970
4.63%, 05/15/14	48,087,000	53,673,478
Inter-American Development Bank
4.38%, 09/20/12	19,764,000	21,068,930
Inter-American Development Bank Series E
3.88%, 09/17/19	5,000,000	5,406,183
International Bank for Reconstruction and Development
1.75%, 07/15/13	5,000,000	5,123,030
2.00%, 04/02/12	10,214,000	10,412,411
5.00%, 04/01/16	5,020,000	5,822,518
7.63%, 01/19/23	1,000,000	1,408,876
International Finance Corp.
2.75%, 04/20/15	3,000,000	3,160,142
International Finance Corp. Series G
3.00%, 04/22/14	3,046,000	3,238,944
Nordic Investment Bank
2.63%, 10/06/14	5,020,000	5,267,416

		142,056,962

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

OFFICE & BUSINESS EQUIPMENT-0.06%
Pitney Bowes Inc.
4.75%, 05/15/18	1,863,000	1,863,433
Xerox Corp.
6.35%, 05/15/18	5,020,000	5,775,356

		7,638,789
OIL & GAS-1.13%
Anadarko Petroleum Corp.
5.95%, 09/15/16(b)	11,032,000	11,743,302
6.45%, 09/15/36	1,000,000	968,789
Apache Corp.
5.25%, 04/15/13(b)	6,731,000	7,365,564
6.00%, 01/15/37	1,000,000	1,090,096
Canadian Natural Resources Ltd.
5.70%, 05/15/17(b)	9,618,000	11,103,638
Chevron Corp.
3.95%, 03/03/14	4,515,000	4,862,933
ConocoPhillips
5.90%, 10/15/32	24,042,000	26,541,483
Devon Energy Corp.
6.30%, 01/15/19	2,000,000	2,409,178
EnCana Corp.
5.90%, 12/01/17	5,080,000	5,873,478
EOG Resources Inc.
2.50%, 02/01/16	1,500,000	1,500,417
4.10%, 02/01/21	1,650,000	1,653,348
Hess Corp.
5.60%, 02/15/41	4,500,000	4,496,322
Noble Holding International Ltd.
3.45%, 08/01/15	2,500,000	2,591,131
Pemex Project Funding Master Trust
5.75%, 03/01/18	5,020,000	5,386,360
Petrobras International Finance Co.
5.75%, 01/20/20	7,530,000	8,160,487
7.88%, 03/15/19	2,548,000	3,118,115
Petroleos Mexicanos
8.00%, 05/03/19	5,020,000	6,223,595
Shell International Finance BV
4.00%, 03/21/14	1,700,000	1,831,132
6.38%, 12/15/38	6,451,000	7,752,986
Suncor Energy Inc.
6.10%, 06/01/18	1,451,000	1,685,933
6.50%, 06/15/38	4,520,000	5,002,480
6.85%, 06/01/39	1,226,000	1,409,181
Talisman Energy Inc.
3.75%, 02/01/21	2,250,000	2,180,038
Total Capital SA
2.30%, 03/15/16	1,000,000	992,852
4.45%, 06/24/20	5,000,000	5,351,273
Valero Energy Corp.
9.38%, 03/15/19	4,070,000	5,124,757

		136,418,868
OIL & GAS SERVICES-0.11%
Weatherford International Ltd.
9.63%, 03/01/19	10,000,000	12,900,691

		12,900,691

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

PHARMACEUTICALS-0.92%
Abbott Laboratories
4.13%, 05/27/20	1,100,000	1,160,020
5.13%, 04/01/19	5,039,000	5,725,282
5.88%, 05/15/16	9,618,000	11,336,495
AmerisourceBergen Corp.
5.88%, 09/15/15	12,707,000	14,437,317
AstraZeneca PLC
6.45%, 09/15/37	9,618,000	11,590,645
Bristol-Myers Squibb Co.
5.88%, 11/15/36	7,768,000	8,867,316
Cardinal Health Inc.
5.50%, 06/15/13	1,750,000	1,871,387
Eli Lilly and Co.
5.55%, 03/15/37	9,618,000	10,232,867
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	100,000	109,437
4.85%, 05/15/13	1,250,000	1,364,648
5.65%, 05/15/18	5,009,000	5,880,343
Medco Health Solutions Inc.
2.75%, 09/15/15	1,000,000	1,017,333
7.13%, 03/15/18	1,226,000	1,488,021
Merck & Co. Inc.
5.00%, 06/30/19	3,318,000	3,790,799
Novartis Capital Corp.
2.90%, 04/24/15	1,000,000	1,045,666
Novartis Securities Investment Ltd.
5.13%, 02/10/19	2,010,000	2,284,322
Pfizer Inc.
6.20%, 03/15/19	12,670,000	15,370,268
Schering-Plough Corp./Merck & Co. Inc.
6.00%, 09/15/17	250,000	298,354
6.55%, 09/15/37	1,250,000	1,533,117
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	410,000	424,011
Wyeth
5.50%, 02/01/14	9,918,000	11,135,445

		110,963,093
PIPELINES-0.44%
Energy Transfer Partners LP
9.70%, 03/15/19	4,030,000	5,239,338
Enterprise Products Operating LP
5.60%, 10/15/14	19,506,000	21,789,222
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	14,172,000	15,547,900
NuStar Pipeline Operating Partnership LP
5.88%, 06/01/13	500,000	543,744
TransCanada PipeLines Ltd.
3.80%, 10/01/20	1,000,000	999,469
6.50%, 08/15/18	250,000	302,587
7.13%, 01/15/19(b)	3,978,000	4,997,343
7.63%, 01/15/39	1,524,000	1,949,286
Williams Partners LP
4.13%, 11/15/20	1,450,000	1,416,270
5.25%, 03/15/20	500,000	534,214

		53,319,373

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

REAL ESTATE INVESTMENT TRUSTS-0.35%
AvalonBay Communities Inc.
3.95%, 01/15/21	450,000	442,728
Boston Properties LP
6.25%, 01/15/13	11,932,000	12,991,641
ERP Operating LP
4.75%, 07/15/20	6,500,000	6,704,842
Health Care REIT Inc.
4.95%, 01/15/21	1,200,000	1,186,100
Liberty Property LP
4.75%, 10/01/20	1,000,000	1,012,014
ProLogis
6.88%, 03/15/20	5,000,000	5,420,139
Simon Property Group LP
5.10%, 06/15/15	9,618,000	10,700,095
5.65%, 02/01/20	3,100,000	3,474,988
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	750,000	736,701

		42,669,248
RETAIL-0.52%
CVS Caremark Corp.
4.75%, 05/18/20(b)	1,100,000	1,182,774
6.13%, 09/15/39	5,270,000	5,698,599
6.30%, 06/01/37(a)	808,000	763,560
Home Depot Inc. (The)
5.40%, 03/01/16	8,962,000	10,202,382
Lowe’s Companies Inc.
2.13%, 04/15/16	2,000,000	2,005,117
3.75%, 04/15/21	2,000,000	2,012,724
McDonald’s Corp.
5.35%, 03/01/18	3,052,000	3,527,699
5.80%, 10/15/17	200,000	235,951
Nordstrom Inc.
4.75%, 05/01/20	1,100,000	1,146,975
Target Corp.
7.00%, 01/15/38	7,232,000	8,983,680
Wal-Mart Stores Inc.
4.55%, 05/01/13	10,932,000	11,868,283
6.50%, 08/15/37	11,722,000	13,993,780
Yum! Brands Inc.
3.88%, 11/01/20	900,000	883,807

		62,505,331
SEMICONDUCTORS-0.00%
Broadcom Corp.
2.38%, 11/01/15(d)	150,000	148,351

		148,351
SOFTWARE-0.25%
Dun & Bradstreet Corp.
2.88%, 11/15/15	1,000,000	1,002,779
Intuit Inc.
5.75%, 03/15/17	1,000,000	1,115,000
Microsoft Corp.
0.88%, 09/27/13	1,000,000	999,132
1.63%, 09/25/15	1,000,000	991,288
4.20%, 06/01/19	3,010,000	3,233,411
4.50%, 10/01/40	700,000	666,304

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

Oracle Corp.
5.25%, 01/15/16	14,407,000	16,513,284
5.38%, 07/15/40(d)	5,500,000	5,682,477

		30,203,675
TELECOMMUNICATIONS-1.53%
Alltel Corp.
7.00%, 07/01/12	500,000	544,821
AT&T Inc.
5.10%, 09/15/14	1,300,000	1,445,575
5.63%, 06/15/16	750,000	861,544
BellSouth Corp.
6.00%, 11/15/34(b)	20,292,000	20,278,638
British Telecom PLC
9.88%, 12/15/30	2,540,000	3,386,005
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	12,168,000	13,560,305
Cisco Systems Inc.
4.45%, 01/15/20	11,500,000	12,350,296
5.90%, 02/15/39	6,230,000	6,866,093
Deutsche Telekom International Finance BV
8.75%, 06/15/30	9,618,000	12,971,136
Embarq Corp.
7.08%, 06/01/16	14,407,000	16,228,148
France Telecom SA
4.38%, 07/08/14	2,026,000	2,206,093
5.38%, 07/08/19(b)	1,626,000	1,844,798
GTE Corp.
6.84%, 04/15/18	500,000	590,003
Harris Corp.
4.40%, 12/15/20	1,950,000	1,938,865
Qwest Corp.
8.88%, 03/15/12	9,618,000	10,411,485
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12	24,042,000	25,393,992
Telecom Italia Capital SA
5.25%, 11/15/13	350,000	369,002
7.72%, 06/04/38	6,148,000	6,229,716
Telefonica Emisiones SAU
4.95%, 01/15/15	5,755,000	6,080,329
7.05%, 06/20/36	1,524,000	1,635,755
Verizon Communications Inc.
7.75%, 12/01/30	18,542,000	22,903,331
Vodafone Group PLC
5.63%, 02/27/17	14,407,000	16,327,956

		184,423,886
TOYS, GAMES & HOBBIES-0.00%
Mattel Inc.
4.35%, 10/01/20	400,000	396,948

		396,948
TRANSPORTATION-0.23%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	4,803,000	5,324,723
CSX Corp.
6.00%, 10/01/36	11,107,000	11,779,807
Norfolk Southern Corp.
7.90%, 05/15/97(b)	4,078,000	5,227,888

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

Ryder System Inc.
3.60%, 03/01/16	1,000,000	1,006,413
United Parcel Service Inc.
3.13%, 01/15/21	3,000,000	2,900,616
6.20%, 01/15/38	1,826,000	2,132,697

		28,372,144
TRUCKING & LEASING-0.01%
GATX Corp.
3.50%, 07/15/16	1,000,000	1,008,352

		1,008,352

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,460,148,954)		2,650,597,485

FOREIGN GOVERNMENT BONDS & NOTES(e)-1.47%

BRAZIL-0.31%
Brazil (Federative Republic of)
5.88%, 01/15/19	2,010,000	2,311,500
7.13%, 01/20/37	14,417,000	18,061,185
8.00%, 01/15/18	14,114,166	16,866,429

		37,239,114
CANADA-0.25%
Canada (Government of)
2.38%, 09/10/14	1,000,000	1,043,957
Ontario (Province of)
2.63%, 01/20/12(b)	10,234,000	10,466,211
2.95%, 02/05/15	950,000	998,756
4.10%, 06/16/14	5,094,000	5,570,047
Quebec (Province of)
7.50%, 09/15/29	8,977,000	12,626,826

		30,705,797
ITALY-0.21%
Italy (Republic of)
5.25%, 09/20/16(b)	24,042,000	25,625,219

		25,625,219
JAPAN-0.09%
Japan Finance Corp.
2.13%, 11/05/12	10,035,000	10,307,701

		10,307,701
MEXICO-0.32%
United Mexican States
5.63%, 01/15/17	11,932,000	13,472,302
6.38%, 01/16/13	12,657,000	13,954,342
6.75%, 09/27/34	9,618,000	11,286,531

		38,713,175

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

PANAMA-0.05%
Panama (Republic of)
6.70%, 01/26/36	5,000,000	5,906,200

		5,906,200
PERU-0.11%
Peru (Republic of)
6.55%, 03/14/37	2,000,000	2,293,000
7.13%, 03/30/19	8,905,000	10,886,363

		13,179,363
POLAND-0.07%
Poland (Republic of)
3.88%, 07/16/15	5,000,000	5,050,000
6.38%, 07/15/19	3,000,000	3,330,000

		8,380,000
SOUTH AFRICA-0.03%
South Africa (Republic of)
5.50%, 03/09/20	3,000,000	3,292,500

		3,292,500
SOUTH KOREA-0.03%
Korea (Republic of)
7.13%, 04/16/19(b)	3,000,000	3,638,587

		3,638,587

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $166,000,675)		176,987,656

MUNICIPAL DEBT OBLIGATIONS-0.67%

CALIFORNIA-0.28%
Bay Area Toll Authority, Toll Bridge Revenue, Series S1
7.04%, 04/01/41	2,500,000	2,498,375
California State, General Obligations Unlimited
5.95%, 04/01/16	7,127,000	7,709,276
7.30%, 10/01/39	7,000,000	7,000,210
7.70%, 11/01/30	500,000	507,050
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/40	4,000,000	4,025,200
Los Angeles Community College District, General Obligations Unlimited
6.75%, 08/01/42	2,000,000	2,113,200
Los Angeles County Metropolitan Transportation Authority Revenue
5.74%, 06/01/39	815,000	801,471
Los Angeles Department of Water & Power Revenue
5.72%, 07/01/39	1,000,000	937,160
6.57%, 07/01/41	1,600,000	1,584,304
Los Angeles Unified School District, General Obligations Unlimited
5.75%, 07/01/34	1,000,000	951,050
6.76%, 07/01/34	1,250,000	1,303,662
San Francisco City & County Public Utilities Commission Revenue
6.00%, 11/01/26	2,500,000	2,432,650
University of California Revenue
5.95%, 05/15/26	900,000	850,041
6.58%, 05/15/30	1,000,000	1,005,790

		33,719,439

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

CONNECTICUT-0.01%
Connecticut State, General Obligations Unlimited, Series A
5.85%, 03/15/32	1,000,000	1,029,970

		1,029,970
GEORGIA-0.01%
Municipal Electric Authority of Georgia Revenue
6.66%, 04/01/18	750,000	732,990
Municipal Electric Authority of Georgia Revenue, Series A
6.64%, 04/01/18	1,000,000	994,480
7.06%, 04/01/18	300,000	282,357

		2,009,827
ILLINOIS-0.08%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series A
6.90%, 12/01/40	2,000,000	1,988,540
Chicago Waterworks Revenue
6.74%, 11/01/40	300,000	300,909
Illinois State, General Obligations Unlimited
5.10%, 06/01/33	9,233,000	7,194,538

		9,483,987
INDIANA-0.01%
Indianapolis Local Public Improvement Bond Bank Revenue, Series B-2
6.12%, 01/15/40	1,000,000	1,024,560

		1,024,560
MARYLAND-0.01%
Maryland Transportation Authority Transportation Facilities Project Revenue
5.89%, 07/01/30	1,500,000	1,585,845

		1,585,845
MASSACHUSETTS-0.01%
Massachusetts State, General Obligations Unlimited
5.46%, 12/01/39	1,000,000	994,340

		994,340
MISSOURI-0.01%
Missouri Highways & Transportation Commission State Road Revenue
5.45%, 05/01/33	1,050,000	1,034,628

		1,034,628
NEW JERSEY-0.04%
New Jersey Economic Development Authority Lease Revenue, Series B (AGM Insured)
0.00%, 02/15/19	500,000	325,880
New Jersey Transportation Trust Fund Authority Revenue
6.10%, 12/15/28	1,000,000	993,350
New Jersey Turnpike Authority Revenue, Series F
7.41%, 01/01/37	3,044,000	3,434,119
Rutgers-State University of New Jersey Revenue
5.67%, 05/01/40	900,000	899,685

		5,653,034

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

NEW YORK-0.08%
Dormitory Authority of the State of New York, State Personal Income Tax Revenue
5.60%, 03/15/40	1,500,000	1,472,745
Metropolitan Transportation Authority Revenue, Series C-1
6.69%, 11/25/36	1,000,000	1,009,720
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue
7.34%, 11/25/36	790,000	904,163
New York City Municipal Water Finance Authority, Water & Sewer System Revenue
5.72%, 06/15/42	2,645,000	2,583,398
New York City Transitional Finance Authority Revenue
5.51%, 08/01/37	1,000,000	975,330
New York City, General Obligations Unlimited
5.52%, 10/01/37	1,000,000	949,830
5.97%, 03/01/36	1,250,000	1,236,025
Port Authority of New York & New Jersey Revenue
5.65%, 11/01/40	1,205,000	1,142,075

		10,273,286
OHIO-0.02%
American Municipal Power-Ohio Inc. Revenue
5.94%, 02/15/44	1,300,000	1,219,101
Northeast Ohio Regional Sewer District Revenue
6.04%, 11/15/40	900,000	884,133

		2,103,234
PENNSYLVANIA-0.01%
Pennsylvania Turnpike Commission Revenue, Series B
5.51%, 12/01/40	1,000,000	891,530

		891,530
TEXAS-0.09%
Dallas Area Rapid Transit Sales Tax Revenue
4.92%, 12/01/37	1,285,000	1,178,281
5.02%, 12/01/42	500,000	457,420
Dallas Convention Center Hotel Development Corp. Hotel Revenue
7.09%, 01/01/26	700,000	733,502
Texas State, General Obligations Unlimited, Series A
4.68%, 04/01/40	2,000,000	1,877,000
Texas Transportation Commission Revenue, Series B
5.18%, 04/01/30	5,000,000	4,964,850
University of Texas System Finance Department Revenue, Series C
4.79%, 08/15/31	1,500,000	1,365,435

		10,576,488
WASHINGTON-0.01%
Washington State, General Obligations Unlimited
5.14%, 08/01/40	1,000,000	960,930

		960,930

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $84,691,669)		81,341,098

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

U.S. GOVERNMENT & AGENCY OBLIGATIONS-71.64%

MORTGAGE-BACKED SECURITIES-32.31%
Federal Home Loan Mortgage Corp.
3.00%, 11/01/40(a)	32,059,228	33,086,470
3.16%, 11/01/40(a)	24,558,915	25,500,995
3.35%, 11/01/40(a)	14,187,150	14,700,534
3.50%, 12/01/40(f)	11,000,000	11,247,500
4.00%, 10/01/25	44,828,033	46,595,150
4.00%, 12/01/40(f)	24,423,000	25,342,678
4.00%, 12/01/40(f)	74,500,000	75,501,094
4.50%, 04/01/22	26,030,820	27,600,350
4.50%, 03/01/39	6,065,479	6,300,336
4.50%, 06/01/39	12,486,355	12,969,832
4.50%, 09/01/39	11,904,272	12,365,210
4.50%, 11/01/39	10,577,189	10,986,742
4.50%, 12/01/39	27,189,991	28,242,798
4.50%, 01/01/40	11,080,689	11,509,738
4.50%, 04/01/40	61,925,644	64,323,429
4.50%, 08/01/40	38,807,455	40,326,542
4.50%, 11/01/40	45,358,852	47,134,388
4.50%, 12/01/40(f)	60,776,000	63,666,877
5.00%, 06/01/33	10,042,296	10,652,140
5.00%, 12/01/33	38,429,135	40,762,839
5.00%, 07/01/35	32,806,709	34,763,130
5.00%, 01/01/36	36,248,558	38,392,242
5.00%, 03/01/38	81,001,671	85,529,219
5.00%, 09/01/40	34,019,151	35,990,752
5.00%, 12/01/40(f)	65,833,000	69,813,634
5.08%, 12/01/38(a)	23,826,413	25,217,769
5.50%, 02/01/34	36,345,253	39,141,429
5.50%, 05/01/35	25,530,317	27,457,212
5.50%, 05/01/36	29,453,120	31,609,696
5.50%, 07/01/36	59,552,977	63,913,484
5.50%, 03/01/38	36,675,687	39,255,579
5.50%, 12/01/40(f)	12,216,000	13,078,755
6.00%, 10/01/36	13,384,713	14,716,916
6.00%, 11/01/37	89,846,640	97,365,785
6.00%, 12/01/40(f)	34,476,000	37,379,526
6.50%, 12/01/40(f)	20,180,000	22,352,503
Federal National Mortgage Association
3.50%, 12/01/40(f)	16,000,000	16,362,496
4.00%, 10/01/25	64,848,867	67,569,083
4.00%, 09/01/40	99,479,871	101,149,939
4.00%, 12/01/40(f)	88,124,000	90,651,593
4.50%, 09/01/18	20,634,678	21,936,832
4.50%, 10/01/24	25,557,251	26,938,976
4.50%, 04/01/39	59,802,735	62,285,199
4.50%, 12/01/39	178,968,877	186,398,032
4.50%, 08/01/40	48,767,313	50,801,855
4.50%, 12/01/40(f)	79,917,000	83,841,323
4.73%, 04/01/38(a)	16,438,339	17,268,804
5.00%, 08/01/20	28,250,299	30,317,764
5.00%, 11/01/33	74,551,890	79,284,451
5.00%, 04/01/35	45,440,781	48,272,789
5.00%, 02/01/36	59,141,742	62,797,618
5.00%, 06/01/39	92,605,241	98,131,806
5.00%, 12/01/40(f)	75,947,000	80,684,436
5.20%, 02/01/36(a)	11,380,113	11,914,238
5.50%, 01/01/24	38,245,405	41,494,201
5.50%, 02/01/30	19,090,700	20,554,406

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

5.50%, 05/01/33	32,610,207	35,219,466
5.50%, 11/01/33	57,511,564	62,113,269
5.50%, 09/01/34	79,915,900	86,234,312
5.50%, 05/01/37	80,043,085	86,173,753
5.50%, 03/01/38	30,862,206	33,143,238
5.50%, 06/01/38	31,037,289	33,331,261
5.50%, 12/01/40(f)	21,859,000	23,686,945
6.00%, 03/01/34	34,082,566	37,559,102
6.00%, 09/01/36	73,012,777	79,586,079
6.00%, 08/01/37	68,916,789	74,947,911
6.00%, 12/01/40(f)	21,999,000	23,937,662
6.50%, 08/01/37	43,737,193	48,490,400
6.50%, 12/01/37	21,529,318	23,964,957
6.50%, 12/01/40(f)	19,943,000	22,124,266
7.00%, 04/01/37	19,368,247	21,781,210
Government National Mortgage Association
4.00%, 12/01/40	39,180,000	40,165,622
4.50%, 03/15/39	18,506,414	19,463,929
4.50%, 04/15/39	56,638,986	59,569,466
4.50%, 08/15/39	39,387,493	41,425,388
4.50%, 11/20/39	15,448,943	16,303,912
4.50%, 07/15/40	9,905,649	10,423,558
4.50%, 08/20/40	27,831,072	29,380,293
4.50%, 10/20/40	52,904,361	55,849,290
4.50%, 12/01/40(f)	21,603,000	22,689,901
5.00%, 01/15/39	44,698,980	47,884,353
5.00%, 05/15/40	30,046,035	32,195,393
5.00%, 07/20/40	76,197,109	81,855,776
5.00%, 08/20/40	32,121,245	34,506,682
5.00%, 12/01/40(f)	9,032,000	9,672,708
5.50%, 03/20/39	23,936,192	25,939,246
5.50%, 12/15/39	9,140,060	9,936,196
5.50%, 01/15/40	53,985,154	58,686,896
5.50%, 12/01/40(f)	22,372,000	24,319,063
6.00%, 11/15/39	10,941,818	12,063,408
6.00%, 12/01/40(f)	54,451,000	60,023,720
6.50%, 10/20/38	29,262,164	32,696,699

		3,900,794,444
U.S. GOVERNMENT AGENCY OBLIGATIONS-6.92%
Federal Home Loan Bank
1.13%, 05/18/12(b)	65,125,000	65,747,185
5.00%, 11/17/17(b)	5,315,000	6,221,860
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12(b)	85,812,000	87,672,155
4.50%, 01/15/13(b)	224,779,000	242,947,100
4.88%, 11/18/11	89,825,000	93,683,289
6.25%, 07/15/32	24,381,000	31,199,276
Federal National Mortgage Association
1.50%, 06/26/13(b)	22,680,000	23,104,157
2.63%, 11/20/14(b)	80,527,000	84,781,853
5.00%, 04/15/15(b)	68,729,000	79,091,258
5.00%, 05/11/17(b)	99,246,000	115,194,256
7.25%, 05/15/30(b)	4,000,000	5,608,779

		835,251,168
U.S. GOVERNMENT OBLIGATIONS-32.41%
U.S. Treasury Bonds
3.88%, 08/15/40(b)	18,040,000	17,330,848
4.25%, 11/15/40	20,000,000	20,504,601
4.38%, 11/15/39	22,032,000	23,076,536

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

4.38%, 05/15/40	37,698,000	39,481,493
4.63%, 02/15/40(b)	198,362,000	216,599,418
6.25%, 05/15/30	36,128,000	48,569,040
7.50%, 11/15/16(b)	316,591,000	419,201,293
7.63%, 02/15/25(b)	127,885,000	189,375,936
8.13%, 08/15/19(b)	180,328,000	260,611,822
8.75%, 05/15/17	2,750,000	3,896,997
U.S. Treasury Notes
0.38%, 10/31/12	50,000,000	49,924,000
0.75%, 05/31/12	4,400,000	4,424,024
1.00%, 03/31/12	20,106,000	20,280,722
1.13%, 06/15/13(b)	81,480,000	82,593,829
1.25%, 09/30/15(b)	75,000,000	74,465,252
1.38%, 04/15/12(b)	337,374,000	342,151,216
1.38%, 02/15/13	50,950,000	51,894,607
1.38%, 05/15/13	92,072,000	93,893,174
1.75%, 11/15/11(b)	138,951,000	140,844,912
1.75%, 08/15/12	183,153,000	187,275,787
1.75%, 04/15/13(b)	10,044,000	10,328,045
2.13%, 05/31/15(b)	23,740,000	24,601,999
2.38%, 09/30/14(b)	144,216,000	151,497,472
2.38%, 02/28/15(b)	34,092,000	35,760,118
2.50%, 03/31/15(b)	101,657,000	107,202,391
2.50%, 06/30/17	2,750,000	2,830,327
2.63%, 12/31/14(b)	55,272,000	58,589,425
2.63%, 08/15/20(b)	13,750,000	13,595,175
3.13%, 01/31/17	56,672,000	60,777,321
3.38%, 07/31/13(b)	222,468,000	238,943,976
3.50%, 05/15/20(b)	39,350,000	42,000,223
3.63%, 02/15/20(b)	311,329,000	336,356,741
4.25%, 08/15/15(b)	42,870,000	48,585,429
4.75%, 05/15/14(b)	413,492,000	468,188,709
8.88%, 08/15/17(b)	18,740,000	26,869,599

		3,912,522,457

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $8,420,043,005)		8,648,568,069

Security	Shares	Value

SHORT-TERM INVESTMENTS-25.44%

MONEY MARKET FUNDS-25.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(g)(h)	1,848,503,187	1,848,503,187
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(g)(h)	298,687,807	298,687,807
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(g)	924,655,137	924,655,137

		3,071,846,131

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Aggregate Bond Fund

November 30, 2010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,071,846,131)	3,071,846,131

TOTAL INVESTMENTS IN SECURITIES-124.20%
(Cost: $14,529,589,631)	14,994,412,731
Other Assets, Less Liabilities-(24.20)%	(2,921,882,960)

NET ASSETS-100.00%	$12,072,529,771

AGM	- Assured Guaranty Municipal Corp.
FDIC	- Federal Deposit Insurance Corp.

(a)	Variable rate security. Rate shown is as of report date.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Investments are denominated in U.S. dollars.
(f)	To-be-announced (TBA). See Note 1.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Barclays Credit Bond Fund

November 30, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES-88.80%

ADVERTISING-0.03%
Omnicom Group Inc.
4.45%, 08/15/20	$200,000	$201,621

		201,621
AEROSPACE & DEFENSE-1.21%
Boeing Co. (The)
3.50%, 02/15/15	300,000	319,752
4.88%, 02/15/20	550,000	609,237
5.88%, 02/15/40	250,000	274,985
6.88%, 03/15/39	150,000	185,567
General Dynamics Corp.
4.25%, 05/15/13	840,000	908,055
Goodrich Corp.
6.80%, 07/01/36	250,000	286,591
L-3 Communications Corp.
5.20%, 10/15/19	300,000	317,549
Lockheed Martin Corp.
4.25%, 11/15/19	800,000	839,751
6.15%, 09/01/36	618,000	695,519
Northrop Grumman Corp.
5.05%, 08/01/19	500,000	549,793
Raytheon Co.
3.13%, 10/15/20	250,000	238,678
4.88%, 10/15/40	250,000	241,970
6.40%, 12/15/18	150,000	178,559
Rockwell Collins Inc.
5.25%, 07/15/19	100,000	112,560
United Technologies Corp.
4.50%, 04/15/20	750,000	814,714
4.88%, 05/01/15	600,000	676,231
5.70%, 04/15/40	350,000	390,107
6.05%, 06/01/36	285,000	327,639
6.13%, 02/01/19	800,000	964,031

		8,931,288
AGRICULTURE-1.05%
Altria Group Inc.
9.25%, 08/06/19	750,000	997,459
9.70%, 11/10/18	1,600,000	2,144,515
10.20%, 02/06/39	150,000	215,210
Archer-Daniels-Midland Co.
5.38%, 09/15/35	171,000	177,439
5.45%, 03/15/18	580,000	664,380
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	100,000	118,974
Lorillard Tobacco Co.
6.88%, 05/01/20	500,000	525,736
Philip Morris International Inc.
4.88%, 05/16/13	600,000	654,996
5.65%, 05/16/18	800,000	933,979
6.38%, 05/16/38	500,000	584,967
Reynolds American Inc.
6.75%, 06/15/17	580,000	662,157
7.25%, 06/15/37(a)	114,000	119,467

		7,799,279

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

AIRLINES-0.25%
Continental Airlines Inc. Series 2007-1 Class A
5.98%, 04/19/22	241,155	258,639
Continental Airlines Inc. Series 2009-2 Class A
7.25%, 05/10/21	486,187	542,099
Delta Air Lines Inc. Series 2009-1 Class A
7.75%, 12/17/19	245,902	277,255
Delta Air Lines Inc. Series 2010-2 Class A
4.95%, 05/23/19	100,000	101,750
Southwest Airlines Co.
5.25%, 10/01/14(a)	600,000	639,227

		1,818,970
AUTO MANUFACTURERS-0.19%
Daimler Finance North America LLC
6.50%, 11/15/13	546,000	622,822
8.50%, 01/18/31	600,000	803,558

		1,426,380
AUTO PARTS & EQUIPMENT-0.01%
BorgWarner Inc.
4.63%, 09/15/20	100,000	102,200

		102,200
BANKS-12.44%
Abbey National Capital Trust I
8.96%, 06/30/30(b)	250,000	262,500
American Express Bank FSB
5.50%, 04/16/13	500,000	542,128
BAC Capital Trust XI
6.63%, 05/23/36	750,000	705,000
Bank of America Corp.
3.70%, 09/01/15(a)	1,200,000	1,183,755
4.50%, 04/01/15	550,000	561,593
4.88%, 01/15/13	570,000	594,114
5.25%, 12/01/15	700,000	725,983
5.42%, 03/15/17	700,000	700,828
5.63%, 07/01/20	1,000,000	1,009,459
5.65%, 05/01/18	800,000	825,560
5.75%, 12/01/17	250,000	261,022
6.50%, 08/01/16	1,750,000	1,904,676
7.38%, 05/15/14	1,050,000	1,168,139
Bank of America N.A.
6.00%, 10/15/36	426,000	401,740
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	1,250,000	1,344,890
4.95%, 11/01/12	1,530,000	1,639,503
Bank of Nova Scotia
2.25%, 01/22/13	750,000	767,300
3.40%, 01/22/15	450,000	474,647
Barclays Bank PLC
2.50%, 01/23/13	1,100,000	1,122,974
5.00%, 09/22/16	350,000	378,995
5.13%, 01/08/20	350,000	362,315
5.14%, 10/14/20	250,000	233,332
5.20%, 07/10/14	450,000	492,239
5.45%, 09/12/12	500,000	537,197
6.75%, 05/22/19	750,000	859,505

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

BB&T Capital Trust II
6.75%, 06/07/36	228,000	224,580
BB&T Corp.
3.85%, 07/27/12	500,000	527,983
6.85%, 04/30/19	900,000	1,064,324
BNP Paribas SA
3.25%, 03/11/15	1,250,000	1,286,009
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	200,000	201,440
Charter One Bank N.A.
6.38%, 05/15/12	250,000	261,150
Credit Suisse
5.40%, 01/14/20	800,000	838,326
Credit Suisse New York
4.38%, 08/05/20	1,000,000	994,417
5.00%, 05/15/13	1,877,000	2,032,129
5.30%, 08/13/19	750,000	806,958
5.50%, 05/01/14	900,000	995,202
Deutsche Bank AG London
3.45%, 03/30/15(a)	1,000,000	1,036,050
4.88%, 05/20/13	1,516,000	1,635,502
5.38%, 10/12/12	570,000	614,135
6.00%, 09/01/17	450,000	514,298
Discover Bank
7.00%, 04/15/20	550,000	597,323
Export-Import Bank of Korea (The)
5.13%, 06/29/20	1,000,000	1,028,868
8.13%, 01/21/14	800,000	926,106
Fifth Third Bancorp
6.25%, 05/01/13	750,000	817,271
8.25%, 03/01/38	350,000	397,929
HSBC Bank (USA) N.A.
4.63%, 04/01/14	1,305,000	1,386,042
HSBC Holdings PLC
6.50%, 05/02/36	800,000	840,492
6.50%, 09/15/37	899,000	951,606
6.80%, 06/01/38	500,000	546,035
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,200,000	1,342,496
KeyCorp
3.75%, 08/13/15	600,000	607,347
6.50%, 05/14/13	700,000	763,000
KfW
1.38%, 07/15/13	1,000,000	1,012,298
1.88%, 01/14/13	1,500,000	1,535,219
2.00%, 01/17/12	2,750,000	2,793,403
3.25%, 10/14/11	900,000	923,022
3.25%, 03/15/13	1,661,000	1,752,123
3.50%, 03/10/14	1,200,000	1,291,499
4.00%, 01/27/20(a)	1,900,000	2,056,070
4.50%, 07/16/18	1,050,000	1,187,574
4.88%, 01/17/17	500,000	576,895
4.88%, 06/17/19	1,800,000	2,080,916
5.13%, 03/14/16(a)	1,710,000	1,984,086
Landwirtschaftliche Rentenbank
3.25%, 03/15/13(a)	1,150,000	1,212,015
4.13%, 07/15/13	1,000,000	1,080,349
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	570,000	658,352
National City Corp.
4.90%, 01/15/15	228,000	249,633
6.88%, 05/15/19	800,000	923,502

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Northern Trust Corp.
5.50%, 08/15/13	600,000	665,817
Oesterreichische Kontrollbank AG
1.88%, 03/21/12	1,500,000	1,523,864
4.50%, 03/09/15	150,000	167,071
5.00%, 04/25/17	1,050,000	1,201,117
PNC Funding Corp.
3.63%, 02/08/15(c)	500,000	520,906
4.25%, 09/21/15(c)	200,000	213,741
5.13%, 02/08/20(c)	1,000,000	1,066,232
Regions Bank
7.50%, 05/15/18	950,000	912,000
Royal Bank of Canada
2.10%, 07/29/13	750,000	768,493
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	390,000	383,781
5.63%, 08/24/20	750,000	740,493
6.40%, 10/21/19	600,000	614,396
Sovereign Bank
8.75%, 05/30/18	250,000	278,329
State Street Corp.
4.30%, 05/30/14	200,000	214,660
SunTrust Bank
5.00%, 09/01/15	77,000	82,133
SunTrust Capital VIII
6.10%, 12/15/36(b)	250,000	230,000
Swedish Export Credit Corp.
3.25%, 09/16/14	500,000	530,459
U.S. Bancorp
2.45%, 07/27/15	1,000,000	1,012,563
2.88%, 11/20/14	400,000	409,984
U.S. Bancorp Series MTN
1.38%, 09/13/13	500,000	500,935
UBS AG Stamford
2.25%, 08/12/13	750,000	760,699
4.88%, 08/04/20	500,000	518,684
5.75%, 04/25/18	250,000	277,843
5.88%, 12/20/17	800,000	896,799
UBS AG Stamford Series 10
5.88%, 07/15/16	600,000	654,076
UBS Preferred Funding Trust V Series 1
6.24%, 05/15/16(a)(b)	250,000	238,750
Union Bank of California N.A.
5.95%, 05/11/16	600,000	659,347
US Bank N.A.
4.80%, 04/15/15	640,000	702,970
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	570,000	610,056
5.60%, 03/15/16	500,000	548,634
5.85%, 02/01/37	500,000	493,039
6.60%, 01/15/38	500,000	543,089
Wachovia Corp./Wells Fargo & Co.
5.50%, 05/01/13	1,150,000	1,254,277
5.63%, 10/15/16	1,100,000	1,219,084
5.75%, 02/01/18	250,000	279,888
Wells Fargo & Co.
4.38%, 01/31/13	1,188,000	1,261,581
5.13%, 09/15/16	1,075,000	1,167,846
5.63%, 12/11/17	1,050,000	1,174,348
Wells Fargo Bank N.A.
4.75%, 02/09/15	750,000	802,355

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Westpac Banking Corp.
2.10%, 08/02/13	500,000	507,736
2.25%, 11/19/12	300,000	305,735
3.00%, 08/04/15	1,000,000	1,016,836
4.20%, 02/27/15	250,000	267,354
4.88%, 11/19/19	300,000	317,389

		92,128,757
BEVERAGES-1.63%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	1,080,000	1,217,552
6.45%, 09/01/37	228,000	266,881
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15	450,000	482,763
6.38%, 01/15/40	750,000	874,508
Bottling Group LLC
6.95%, 03/15/14	1,500,000	1,757,931
Coca-Cola Co. (The)
3.15%, 11/15/20	500,000	485,969
3.63%, 03/15/14	1,200,000	1,278,941
Coca-Cola Enterprises Inc.
3.50%, 09/15/20	250,000	243,190
7.38%, 03/03/14	350,000	414,292
Diageo Capital PLC
5.75%, 10/23/17	1,126,000	1,306,429
5.88%, 09/30/36	228,000	246,145
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	600,000	724,931
Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	285,000	360,432
PepsiCo Inc.
3.75%, 03/01/14	750,000	801,728
5.15%, 05/15/12	250,000	265,657
5.50%, 01/15/40	250,000	268,852
7.90%, 11/01/18	800,000	1,061,359

		12,057,560
BIOTECHNOLOGY-0.27%
Amgen Inc.
5.75%, 03/15/40	500,000	536,749
5.85%, 06/01/17	475,000	556,062
6.38%, 06/01/37	500,000	575,672
Celgene Corp.
3.95%, 10/15/20	200,000	196,841
Genentech Inc.
5.25%, 07/15/35	137,000	141,320

		2,006,644
BUILDING MATERIALS-0.31%
CRH America Inc.
5.30%, 10/15/13	570,000	611,392
6.00%, 09/30/16	494,000	544,505
Lafarge SA
6.50%, 07/15/16	500,000	541,044
7.13%, 07/15/36	125,000	121,691
Owens Corning Inc.
6.50%, 12/01/16	450,000	481,500

		2,300,132

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

CHEMICALS-1.30%
Agrium Inc.
6.75%, 01/15/19	250,000	291,304
Air Products & Chemicals Inc.
4.38%, 08/21/19	150,000	154,703
Dow Chemical Co. (The)
5.90%, 02/15/15(a)	500,000	561,817
6.00%, 10/01/12	527,000	570,087
7.60%, 05/15/14	600,000	699,290
8.55%, 05/15/19	600,000	757,433
9.40%, 05/15/39	750,000	1,048,737
E.I. du Pont de Nemours and Co.
4.63%, 01/15/20	750,000	815,629
5.25%, 12/15/16	228,000	261,363
5.88%, 01/15/14	102,000	115,860
6.00%, 07/15/18	779,000	914,193
Eastman Chemical Co.
5.50%, 11/15/19	600,000	648,593
Lubrizol Corp.
8.88%, 02/01/19	250,000	315,313
Monsanto Co.
5.88%, 04/15/38	150,000	162,263
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	150,000	148,763
5.25%, 05/15/14	250,000	275,810
6.50%, 05/15/19	250,000	295,130
PPG Industries Inc.
1.90%, 01/15/16	100,000	97,437
3.60%, 11/15/20	100,000	95,425
6.65%, 03/15/18	150,000	177,027
Praxair Inc.
2.13%, 06/14/13	450,000	461,434
4.63%, 03/30/15	500,000	556,052
Sherwin-Williams Co. (The)
3.13%, 12/15/14	125,000	130,605
Sigma-Aldrich Corp.
3.38%, 11/01/20	50,000	48,273

		9,602,541
COMMERCIAL SERVICES-0.51%
Block Financial LLC
7.88%, 01/15/13(a)	250,000	257,500
Emory University
5.63%, 09/01/19	250,000	286,767
Equifax Inc.
6.30%, 07/01/17	100,000	110,178
McKesson Corp.
5.70%, 03/01/17	171,000	192,497
Moody’s Corp.
5.50%, 09/01/20	100,000	100,770
Princeton University Series A
4.95%, 03/01/19	250,000	280,606
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	400,000	416,000
Stanford University
4.75%, 05/01/19	159,000	176,486
Vanderbilt University
5.25%, 04/01/19	250,000	284,358
Western Union Co. (The)
5.25%, 04/01/20	160,000	171,028
5.40%, 11/17/11	135,000	140,890
5.93%, 10/01/16	950,000	1,088,891

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Yale University
2.90%, 10/15/14	250,000	262,013

		3,767,984
COMPUTERS-1.29%
Computer Sciences Corp.
6.50%, 03/15/18	600,000	666,109
Dell Inc.
1.40%, 09/10/13	250,000	249,618
4.70%, 04/15/13	600,000	645,211
5.40%, 09/10/40	350,000	320,763
5.88%, 06/15/19	200,000	225,418
Hewlett-Packard Co.
1.25%, 09/13/13	250,000	250,982
3.75%, 12/01/20	500,000	501,413
4.75%, 06/02/14	500,000	550,488
6.13%, 03/01/14	1,600,000	1,816,654
International Business Machines Corp.
2.10%, 05/06/13	1,275,000	1,306,850
4.75%, 11/29/12	741,000	798,603
5.60%, 11/30/39	495,000	543,853
5.70%, 09/14/17	784,000	918,524
7.63%, 10/15/18	570,000	744,456

		9,538,942
COSMETICS & PERSONAL CARE-0.55%
Avon Products Inc.
6.50%, 03/01/19	600,000	716,302
Colgate-Palmolive Co.
2.95%, 11/01/20	250,000	242,732
Procter & Gamble Co. (The)
1.38%, 08/01/12	500,000	505,475
4.70%, 02/15/19	750,000	839,441
4.95%, 08/15/14	1,050,000	1,182,723
5.55%, 03/05/37	528,000	577,944

		4,064,617
DISTRIBUTION & WHOLESALE-0.02%
Ingram Micro Inc.
5.25%, 09/01/17	150,000	153,874

		153,874
DIVERSIFIED FINANCIAL SERVICES-15.38%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	900,000	986,727
Alterra Finance LLC
6.25%, 09/30/20	100,000	100,748
American Express Co.
6.80%, 09/01/16(b)	228,000	226,290
7.00%, 03/19/18	756,000	885,459
8.13%, 05/20/19	1,000,000	1,257,281
8.15%, 03/19/38	500,000	655,369
American Express Credit Co. Series C
7.30%, 08/20/13	1,000,000	1,133,687
American Express Credit Corp.
5.13%, 08/25/14	450,000	490,754
Ameriprise Financial Inc.
5.65%, 11/15/15	600,000	672,274

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Associates Corp. of North America
6.95%, 11/01/18	855,000	954,218
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	570,000	630,027
6.40%, 10/02/17	1,750,000	2,005,018
6.95%, 08/10/12	1,600,000	1,748,953
7.25%, 02/01/18	750,000	900,736
Boeing Capital Corp.
4.70%, 10/27/19	250,000	273,861
6.50%, 02/15/12	550,000	586,405
BP Capital Markets PLC
3.13%, 10/01/15	850,000	857,989
3.63%, 05/08/14	400,000	415,199
3.88%, 03/10/15	500,000	521,200
4.75%, 03/10/19	250,000	264,061
5.25%, 11/07/13	600,000	653,376
Capital One Bank (USA) N.A.
8.80%, 07/15/19	850,000	1,053,957
Capital One Capital III
7.69%, 08/15/36	500,000	500,000
Capital One Capital V
10.25%, 08/15/39	250,000	265,000
Capital One Financial Corp.
6.75%, 09/15/17	250,000	288,959
7.38%, 05/23/14	250,000	288,415
Caterpillar Financial Services Corp.
2.00%, 04/05/13	750,000	766,345
6.13%, 02/17/14	1,030,000	1,176,172
Charles Schwab Corp. (The)
4.95%, 06/01/14	600,000	653,925
Citigroup Inc.
5.00%, 09/15/14	1,600,000	1,649,137
5.30%, 10/17/12	750,000	796,621
5.50%, 04/11/13	1,647,000	1,765,189
6.00%, 12/13/13	1,000,000	1,093,765
6.00%, 08/15/17	750,000	816,888
6.00%, 10/31/33	855,000	789,570
6.13%, 11/21/17	750,000	820,079
6.13%, 05/15/18	500,000	547,129
6.50%, 08/19/13	1,000,000	1,102,822
6.88%, 03/05/38	250,000	270,127
8.13%, 07/15/39	600,000	729,971
8.50%, 05/22/19	2,250,000	2,771,773
CME Group Inc.
5.40%, 08/01/13	125,000	138,192
Countrywide Financial Corp.
5.80%, 06/07/12(a)	342,000	358,365
6.25%, 05/15/16(a)	575,000	596,040
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17(b)	250,000	236,250
Credit Suisse (USA) Inc.
5.38%, 03/02/16	969,000	1,089,320
6.13%, 11/15/11	850,000	889,960
Credit Suisse First Boston (USA) Inc.
7.13%, 07/15/32	150,000	180,487
Eksportfinans A/S
5.00%, 02/14/12	1,080,000	1,134,930
General Electric Capital Corp.
4.88%, 03/04/15	1,050,000	1,140,603
5.00%, 01/08/16	1,710,000	1,865,191
5.25%, 10/19/12	433,000	464,185
5.40%, 02/15/17	750,000	813,758
5.63%, 09/15/17(a)	2,400,000	2,630,317

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

5.63%, 05/01/18	1,200,000	1,312,286
5.65%, 06/09/14	1,750,000	1,943,203
5.88%, 02/15/12	2,000,000	2,112,460
5.88%, 01/14/38	1,000,000	989,232
6.00%, 08/07/19	125,000	139,335
6.38%, 11/15/17(b)	400,000	394,000
6.75%, 03/15/32	1,267,000	1,379,439
6.88%, 01/10/39	500,000	557,202
General Electric Capital Corp. Series A
6.00%, 06/15/12	1,500,000	1,607,949
Goldman Sachs Capital II
5.79%, 06/01/12(b)	300,000	252,000
Goldman Sachs Group Inc. (The)
3.70%, 08/01/15	1,000,000	1,020,848
5.00%, 10/01/14	867,000	935,364
5.25%, 10/15/13	1,112,000	1,210,536
5.35%, 01/15/16	1,250,000	1,353,595
5.38%, 03/15/20	500,000	513,162
5.45%, 11/01/12	414,000	444,266
5.63%, 01/15/17	1,250,000	1,311,101
5.95%, 01/18/18	1,200,000	1,301,564
5.95%, 01/15/27	570,000	560,973
6.15%, 04/01/18	756,000	825,928
6.35%, 02/15/34	570,000	536,398
6.60%, 01/15/12	900,000	954,387
6.75%, 10/01/37	1,500,000	1,517,545
7.50%, 02/15/19	750,000	875,083
HSBC Finance Corp.
5.00%, 06/30/15	600,000	658,677
5.50%, 01/19/16	1,175,000	1,292,339
7.00%, 05/15/12	1,165,000	1,252,286
Jefferies Group Inc.
3.88%, 11/09/15	200,000	198,580
6.45%, 06/08/27	250,000	230,804
8.50%, 07/15/19	250,000	286,205
John Deere Capital Corp.
2.95%, 03/09/15	600,000	626,615
7.00%, 03/15/12	1,212,000	1,310,395
JPMorgan Chase & Co.
4.75%, 05/01/13	800,000	859,373
5.13%, 09/15/14	1,150,000	1,238,371
5.50%, 10/15/40	750,000	749,421
5.75%, 01/02/13	1,539,000	1,670,954
6.00%, 01/15/18	1,169,000	1,324,524
6.30%, 04/23/19	450,000	511,274
6.40%, 05/15/38	625,000	703,719
JPMorgan Chase Capital XV
5.88%, 03/15/35	512,000	509,982
JPMorgan Chase Capital XXV
6.80%, 10/01/37	150,000	150,814
JPMorgan Chase Capital XXVII Series AA
7.00%, 11/01/39	950,000	961,164
Lazard Group LLC
6.85%, 06/15/17	300,000	315,335
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	741,000	781,603
6.05%, 08/15/12	1,600,000	1,691,083
6.05%, 05/16/16	1,250,000	1,299,020
6.40%, 08/28/17	776,000	833,054
6.88%, 04/25/18	775,000	851,556
7.75%, 05/14/38	900,000	958,280
Morgan Stanley
4.75%, 04/01/14	2,400,000	2,477,125

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

5.45%, 01/09/17	450,000	472,680
5.63%, 09/23/19	250,000	254,830
5.75%, 10/18/16	1,254,000	1,353,300
5.95%, 12/28/17	750,000	799,068
6.00%, 05/13/14	2,250,000	2,445,407
6.00%, 04/28/15	1,500,000	1,634,978
6.63%, 04/01/18	832,000	914,299
7.25%, 04/01/32	350,000	392,898
7.30%, 05/13/19	1,125,000	1,264,725
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	500,000	498,750
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	250,000	257,265
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	867,000	931,717
8.00%, 03/01/32	825,000	1,074,674
Nomura Holdings Inc.
6.70%, 03/04/20	550,000	601,670
NYSE Euronext
4.80%, 06/28/13	125,000	134,701
ORIX Corp.
4.71%, 04/27/15	500,000	508,841
SLM Corp.
5.00%, 10/01/13	1,300,000	1,300,000
5.13%, 08/27/12	350,000	355,250
5.63%, 08/01/33	250,000	190,000
8.45%, 06/15/18	600,000	621,000
Svensk Exportkredit AB
5.13%, 03/01/17	621,000	710,806
TECO Finance Inc.
6.57%, 11/01/17	600,000	692,579
Toyota Motor Credit Corp.
3.20%, 06/17/15	1,000,000	1,055,687
Wells Fargo Capital XIII Series G
7.70%, 03/26/13(b)	300,000	306,000
Wells Fargo Capital XV
9.75%, 09/26/13(b)	1,250,000	1,387,500

		113,852,108
ELECTRIC-6.13%
Alabama Power Co.
3.38%, 10/01/20	500,000	490,905
4.85%, 12/15/12	250,000	266,948
6.00%, 03/01/39	500,000	558,441
Ameren Energy Generating Co.
6.30%, 04/01/20(a)	250,000	249,174
7.00%, 04/15/18(a)	250,000	256,529
Appalachian Power Co. Series Q
7.00%, 04/01/38	800,000	924,057
Arizona Public Service Co.
5.80%, 06/30/14	400,000	439,678
Carolina Power & Light Co.
5.30%, 01/15/19	500,000	567,066
CenterPoint Energy Houston Electric LLC
7.00%, 03/01/14	1,200,000	1,383,144
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17(d)	250,000	309,016
Commonwealth Edison Co.
5.80%, 03/15/18	1,080,000	1,231,376
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	350,000	360,050
6.30%, 08/15/37	548,000	625,343

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Consolidated Edison Co. of New York Inc. Series 2002-B
4.88%, 02/01/13	1,080,000	1,162,058
Constellation Energy Group Inc.
4.55%, 06/15/15	434,000	463,968
7.60%, 04/01/32	500,000	598,563
Consumers Energy Co.
6.70%, 09/15/19	1,050,000	1,284,796
Detroit Edison Co. (The)
5.70%, 10/01/37	550,000	576,812
Dominion Resources Inc.
5.15%, 07/15/15	867,000	976,179
7.00%, 06/15/38	250,000	304,717
Duke Capital LLC
6.25%, 02/15/13	1,004,000	1,082,995
Duke Energy Carolinas LLC
6.05%, 04/15/38	500,000	565,224
Duke Energy Corp.
3.95%, 09/15/14	500,000	533,234
6.25%, 01/15/12	285,000	301,610
6.30%, 02/01/14	850,000	959,779
Duke Energy Indiana Inc.
6.35%, 08/15/38	600,000	695,263
Edison International
3.75%, 09/15/17	200,000	204,164
Energy East Corp.
6.75%, 07/15/36	400,000	407,083
Entergy Arkansas Inc.
3.75%, 02/15/21	300,000	297,099
Entergy Texas Inc.
7.13%, 02/01/19	500,000	594,631
Exelon Corp.
4.90%, 06/15/15	457,000	498,356
Exelon Generation Co. LLC
5.35%, 01/15/14	434,000	473,449
6.25%, 10/01/39	500,000	520,161
FirstEnergy Corp.
6.45%, 11/15/11	145,000	151,392
7.38%, 11/15/31	570,000	602,683
FirstEnergy Solutions Corp.
6.05%, 08/15/21	300,000	318,278
6.80%, 08/15/39	500,000	496,502
Florida Power & Light Co.
5.95%, 02/01/38	475,000	533,599
5.96%, 04/01/39	600,000	676,356
Florida Power Corp.
5.65%, 04/01/40	200,000	213,926
6.40%, 06/15/38	285,000	334,533
FPL Group Capital Inc.
6.00%, 03/01/19	150,000	172,647
Great Plains Energy Inc.
2.75%, 08/15/13	500,000	501,856
Indiana Michigan Power Co.
7.00%, 03/15/19	600,000	719,040
Integrys Energy Group Inc.
4.17%, 11/01/20	100,000	99,391
Interstate Power & Light Co.
6.25%, 07/15/39	100,000	113,827
Kentucky Utilities Co.
1.63%, 11/01/15(d)	50,000	49,277
LG&E and KU Energy LLC
2.13%, 11/15/15(d)	200,000	196,573
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	500,000	574,067

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

5.88%, 10/01/12	1,000,000	1,083,327
6.13%, 04/01/36	1,138,000	1,258,643
6.50%, 09/15/37	600,000	697,090
National Grid PLC
6.30%, 08/01/16	150,000	174,638
Nevada Power Co.
6.65%, 04/01/36	250,000	286,959
Nisource Finance Corp.
6.40%, 03/15/18	800,000	906,998
Oglethorpe Power Corp.
5.38%, 11/01/40	200,000	202,990
Oncor Electric Delivery Co.
5.95%, 09/01/13	500,000	556,753
6.80%, 09/01/18	150,000	181,118
7.00%, 09/01/22	635,000	782,134
Pacific Gas & Electric Co.
4.80%, 03/01/14	788,000	861,117
5.40%, 01/15/40	150,000	152,093
6.05%, 03/01/34	450,000	497,656
6.25%, 03/01/39	550,000	625,601
8.25%, 10/15/18	250,000	331,161
PPL Energy Supply LLC
6.20%, 05/15/16	272,000	308,692
Progress Energy Inc.
7.75%, 03/01/31	500,000	639,560
PSEG Power LLC
2.50%, 04/15/13	250,000	255,767
6.95%, 06/01/12	450,000	485,803
Public Service Co. of Colorado
7.88%, 10/01/12	475,000	531,730
Public Service Electric and Gas Co.
5.50%, 03/01/40	500,000	531,374
Public Service Electric and Gas Co. Series D
5.70%, 12/01/36	250,000	272,044
Puget Sound Energy Inc.
5.76%, 10/01/39	250,000	257,199
5.76%, 07/15/40	250,000	257,530
San Diego Gas & Electric Co.
6.00%, 06/01/39	200,000	228,378
Sierra Pacific Power Co.
5.45%, 09/01/13	150,000	163,118
South Carolina Electric & Gas Co.
6.05%, 01/15/38	250,000	274,691
Southern California Edison Co.
5.50%, 08/15/18	150,000	172,329
5.75%, 04/01/35	600,000	653,533
6.00%, 01/15/34	457,000	515,471
Southern Co.
2.38%, 09/15/15	200,000	200,091
Southern Power Co. Series B
6.25%, 07/15/12	850,000	915,696
TransAlta Corp.
4.75%, 01/15/15	750,000	800,676
UIL Holdings Corp.
4.63%, 10/01/20	100,000	97,901
Union Electric Co.
6.70%, 02/01/19	250,000	298,617
Virginia Electric and Power Co.
5.40%, 04/30/18	936,000	1,067,882
8.88%, 11/15/38	150,000	217,439
Virginia Electric and Power Co. Series A
6.00%, 05/15/37	300,000	334,047

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Wisconsin Electric Power Co.
4.25%, 12/15/19	450,000	470,768
Xcel Energy Inc.
6.50%, 07/01/36	800,000	908,515

		45,372,944
ELECTRICAL COMPONENTS & EQUIPMENT-0.11%
Emerson Electric Co.
5.00%, 04/15/19	700,000	785,541

		785,541
ELECTRONICS-0.23%
Agilent Technologies Inc.
5.00%, 07/15/20	500,000	521,475
Arrow Electronics Inc.
3.38%, 11/01/15	250,000	245,661
Koninklijke Philips Electronics NV
5.75%, 03/11/18	800,000	923,277

		1,690,413
ENTERTAINMENT-0.02%
International Game Technology
7.50%, 06/15/19	150,000	173,587

		173,587
ENVIRONMENTAL CONTROL-0.35%
Allied Waste North America Inc.
6.88%, 06/01/17	400,000	440,000
Republic Services Inc.
6.20%, 03/01/40	500,000	546,318
Waste Management Inc.
6.10%, 03/15/18	250,000	290,333
6.13%, 11/30/39	250,000	269,281
6.38%, 03/11/15	500,000	580,442
7.00%, 07/15/28	114,000	133,060
7.38%, 03/11/19	250,000	312,022

		2,571,456
FOOD-1.95%
Campbell Soup Co.
3.05%, 07/15/17	500,000	513,495
ConAgra Foods Inc.
7.00%, 04/15/19	700,000	834,600
Corn Products International Inc.
4.63%, 11/01/20	150,000	154,544
Delhaize Group
6.50%, 06/15/17	450,000	521,280
General Mills Inc.
5.65%, 02/15/19	350,000	401,477
6.00%, 02/15/12	800,000	847,174
H.J. Heinz Co.
5.35%, 07/15/13	250,000	276,657
Kellogg Co.
5.13%, 12/03/12	950,000	1,023,420
Kellogg Co. Series B
7.45%, 04/01/31	342,000	440,134
Kraft Foods Inc.
4.13%, 02/09/16	150,000	160,772

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

5.38%, 02/10/20	1,350,000	1,506,267
6.00%, 02/11/13	570,000	627,680
6.13%, 02/01/18	1,140,000	1,343,518
6.13%, 08/23/18	900,000	1,059,637
6.50%, 02/09/40	1,000,000	1,151,657
Kroger Co. (The)
5.40%, 07/15/40	250,000	244,385
5.50%, 02/01/13	285,000	309,806
7.50%, 01/15/14	300,000	350,540
7.50%, 04/01/31	350,000	432,290
Ralcorp Holdings Inc.
4.95%, 08/15/20	100,000	102,345
Safeway Inc.
5.80%, 08/15/12	1,035,000	1,109,408
Sara Lee Corp.
6.13%, 11/01/32	500,000	501,172
Sysco Corp.
6.63%, 03/17/39	100,000	124,367
Unilever Capital Corp.
5.90%, 11/15/32	342,000	389,427

		14,426,052
FOREST PRODUCTS & PAPER-0.24%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	100,000	115,857
International Paper Co.
7.50%, 08/15/21	400,000	476,724
7.95%, 06/15/18	347,000	421,675
9.38%, 05/15/19	600,000	776,974

		1,791,230
GAS-0.23%
AGL Capital Corp.
5.25%, 08/15/19	200,000	215,229
Atmos Energy Corp.
8.50%, 03/15/19	300,000	379,943
Sempra Energy
9.80%, 02/15/19	800,000	1,081,828

		1,677,000
HAND & MACHINE TOOLS-0.04%
Black & Decker Corp. (The)
8.95%, 04/15/14	250,000	305,000

		305,000
HEALTH CARE - PRODUCTS-0.79%
Baxter International Inc.
5.38%, 06/01/18	900,000	1,036,349
Becton, Dickinson and Co.
3.25%, 11/12/20	200,000	195,073
CareFusion Corp.
5.13%, 08/01/14(d)	400,000	437,077
Covidien International Finance SA
6.00%, 10/15/17	700,000	817,867
Hospira Inc.
6.05%, 03/30/17	350,000	399,287
Johnson & Johnson
5.15%, 08/15/12	570,000	612,794
5.95%, 08/15/37	580,000	679,277

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Medtronic Inc.
3.00%, 03/15/15	500,000	526,460
5.55%, 03/15/40	500,000	537,578
5.60%, 03/15/19	250,000	290,485
St. Jude Medical Inc.
3.75%, 07/15/14	300,000	320,807

		5,853,054
HEALTH CARE - SERVICES-0.97%
Aetna Inc.
3.95%, 09/01/20	100,000	98,831
6.63%, 06/15/36	550,000	613,609
CIGNA Corp.
8.50%, 05/01/19	250,000	319,489
Humana Inc.
7.20%, 06/15/18	250,000	291,079
Laboratory Corp. of America Holdings
3.13%, 05/15/16	250,000	251,378
Quest Diagnostics Inc.
6.95%, 07/01/37	250,000	277,591
UnitedHealth Group Inc.
4.88%, 04/01/13	600,000	646,881
5.38%, 03/15/16	250,000	281,241
5.80%, 03/15/36	274,000	275,607
6.00%, 02/15/18	1,341,000	1,543,963
WellPoint Inc.
4.35%, 08/15/20	200,000	204,025
5.25%, 01/15/16	1,000,000	1,112,863
6.38%, 06/15/37	650,000	704,476
Wellpoint Inc./Anthem Inc.
6.80%, 08/01/12	500,000	540,310

		7,161,343
HOME BUILDERS-0.04%
Toll Brothers Finance Corp.
8.91%, 10/15/17(a)	250,000	295,000

		295,000
HOUSEHOLD PRODUCTS & WARES-0.23%
Clorox Co.
5.45%, 10/15/12	200,000	215,637
Fortune Brands Inc.
5.38%, 01/15/16	250,000	257,422
Kimberly-Clark Corp.
6.13%, 08/01/17	750,000	888,344
6.63%, 08/01/37	300,000	367,524

		1,728,927
HOUSEWARES-0.05%
Newell Rubbermaid Inc.
4.70%, 08/15/20	100,000	102,375
5.50%, 04/15/13	250,000	271,040

		373,415
INSURANCE-3.54%
ACE INA Holdings Inc.
5.88%, 06/15/14	250,000	280,981
5.90%, 06/15/19(a)	350,000	401,900

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Aegon NV
4.75%, 06/01/13	250,000	264,447
Aflac Inc.
6.45%, 08/15/40	150,000	150,873
8.50%, 05/15/19	250,000	314,735
Alleghany Corp.
5.63%, 09/15/20	100,000	100,209
Allstate Corp. (The)
5.55%, 05/09/35	920,000	925,497
American International Group Inc.
3.65%, 01/15/14	350,000	349,892
5.05%, 10/01/15	800,000	808,000
5.85%, 01/16/18	684,000	684,000
8.25%, 08/15/18	850,000	960,500
AON Corp.
6.25%, 09/30/40	500,000	506,369
AXA SA
8.60%, 12/15/30	400,000	449,496
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	1,000,000	1,047,433
4.00%, 04/15/12	500,000	522,050
5.40%, 05/15/18	765,000	854,543
5.75%, 01/15/40	250,000	260,684
Chubb Corp. (The)
5.75%, 05/15/18	800,000	909,008
6.50%, 05/15/38	250,000	288,929
CNA Financial Corp.
5.88%, 08/15/20	750,000	765,433
GE Global Insurance Holding Corp.
7.00%, 02/15/26	250,000	265,542
Genworth Financial Inc.
5.75%, 06/15/14	500,000	520,814
6.52%, 05/22/18	300,000	299,451
Hartford Financial Services Group Inc.
4.63%, 07/15/13	800,000	841,699
6.63%, 03/30/40	500,000	494,839
Lincoln National Corp.
7.00%, 06/15/40	250,000	269,610
8.75%, 07/01/19	775,000	985,359
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	600,000	658,609
MetLife Inc.
5.00%, 06/15/15	990,000	1,090,446
6.40%, 12/15/31	975,000	916,500
7.72%, 02/15/19	750,000	936,395
Principal Financial Group Inc.
6.05%, 10/15/36	300,000	297,844
Principal Life Income Fundings Trust
5.30%, 04/24/13	350,000	381,576
Progressive Corp. (The)
6.70%, 06/15/17(b)	400,000	416,000
Protective Life Secured Trust
5.45%, 09/28/12	600,000	640,105
Prudential Financial Inc.
5.10%, 09/20/14	1,600,000	1,736,955
5.70%, 12/14/36	285,000	277,275
7.38%, 06/15/19	700,000	840,486
8.88%, 06/15/18(b)	250,000	287,500
Prudential Financial Inc. Series D
4.75%, 09/17/15	250,000	269,223
Torchmark Corp.
9.25%, 06/15/19	125,000	156,636

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Travelers Companies Inc. (The)
5.80%, 05/15/18	285,000	323,761
6.25%, 06/15/37	250,000	281,500
Travelers Property Casualty Corp.
6.38%, 03/15/33	600,000	679,037
Unitrin Inc.
6.00%, 11/30/15	100,000	101,136
Unum Group
7.13%, 09/30/16	175,000	200,587
Willis North America Inc.
7.00%, 09/29/19	450,000	485,375
WR Berkley Corp.
5.38%, 09/15/20	200,000	199,668
XL Capital Ltd.
5.25%, 09/15/14	500,000	528,685

		26,227,592
INTERNET-0.11%
eBay Inc.
1.63%, 10/15/15	400,000	390,978
3.25%, 10/15/20	100,000	95,539
Expedia Inc.
5.95%, 08/15/20(d)	300,000	304,470

		790,987
IRON & STEEL-0.45%
Allegheny Technologies Inc.
9.38%, 06/01/19	150,000	176,250
ArcelorMittal SA
3.75%, 08/05/15	500,000	508,260
5.38%, 06/01/13(a)	550,000	588,006
6.13%, 06/01/18	250,000	265,871
7.00%, 10/15/39	400,000	405,693
9.85%, 06/01/19	250,000	317,659
Cliffs Natural Resources Inc.
4.80%, 10/01/20	500,000	495,096
Nucor Corp.
5.75%, 12/01/17	475,000	550,557

		3,307,392
LODGING-0.09%
Choice Hotels International Inc.
5.70%, 08/28/20	100,000	100,020
Marriott International Inc. Series J
5.63%, 02/15/13	500,000	533,793

		633,813
MACHINERY-0.36%
Caterpillar Inc.
5.70%, 08/15/16	1,140,000	1,331,847
6.05%, 08/15/36	250,000	286,736
Deere & Co.
4.38%, 10/16/19	500,000	540,409
5.38%, 10/16/29	350,000	374,557
Rockwell Automation Inc.
6.70%, 01/15/28	125,000	147,571

		2,681,120

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

MANUFACTURING-1.23%
3M Co. Series E
4.38%, 08/15/13	820,000	892,389
Danaher Corp.
5.40%, 03/01/19	600,000	695,209
Dover Corp.
5.38%, 10/15/35(a)	250,000	261,240
5.45%, 03/15/18	100,000	114,199
Eaton Corp.
5.60%, 05/15/18	250,000	282,507
General Electric Co.
5.00%, 02/01/13	1,050,000	1,129,060
5.25%, 12/06/17	1,043,000	1,145,719
Harsco Corp.
2.70%, 10/15/15	200,000	199,408
Honeywell International Inc.
4.25%, 03/01/13	600,000	643,185
5.00%, 02/15/19	250,000	283,281
5.70%, 03/15/37	500,000	554,378
Illinois Tool Works Inc.
6.25%, 04/01/19	600,000	720,938
Ingersoll-Rand Global Holding Co. Ltd.
9.50%, 04/15/14	300,000	363,536
ITT Corp.
6.13%, 05/01/19	250,000	289,654
Parker Hannifin Corp. Series A
6.25%, 05/15/38	100,000	116,807
Tyco Electronics Group SA
6.55%, 10/01/17	665,000	761,370
Tyco International Finance SA
8.50%, 01/15/19	250,000	329,466
Tyco International Ltd.
6.88%, 01/15/21	250,000	309,428

		9,091,774
MEDIA-4.03%
AOL Time Warner Inc.
7.63%, 04/15/31	750,000	901,631
CBS Corp.
5.75%, 04/15/20	350,000	379,072
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	617,000	709,708
9.46%, 11/15/22	450,000	619,074
Comcast Corp.
5.15%, 03/01/20	750,000	807,322
5.30%, 01/15/14	500,000	551,854
5.70%, 07/01/19	780,000	875,751
6.45%, 03/15/37	570,000	611,155
6.95%, 08/15/37	1,175,000	1,338,853
COX Communications Inc.
5.45%, 12/15/14	700,000	784,157
DIRECTV Holdings LLC
3.55%, 03/15/15	300,000	310,074
5.20%, 03/15/20	750,000	792,605
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
4.60%, 02/15/21	1,000,000	1,004,318
4.75%, 10/01/14	200,000	216,616
5.88%, 10/01/19	100,000	110,724
6.38%, 06/15/15(a)	125,000	128,750
7.63%, 05/15/16	200,000	224,250

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Discovery Communications LLC
6.35%, 06/01/40	500,000	542,004
Grupo Televisa SA
6.63%, 03/18/25	750,000	841,815
NBC Universal Inc.
2.10%, 04/01/14(d)	500,000	501,501
2.88%, 04/01/16(d)	500,000	497,796
4.38%, 04/01/21(d)	350,000	348,806
6.40%, 04/30/40(d)	500,000	523,532
News America Inc.
5.30%, 12/15/14	867,000	973,369
6.65%, 11/15/37	626,000	688,507
6.90%, 08/15/39	900,000	1,016,220
Reed Elsevier Capital Inc.
7.75%, 01/15/14	500,000	580,565
Thomson Reuters Corp.
6.50%, 07/15/18	800,000	958,368
Time Warner Cable Inc.
5.00%, 02/01/20	300,000	314,689
6.55%, 05/01/37	513,000	546,233
6.75%, 07/01/18	1,300,000	1,522,912
7.30%, 07/01/38	250,000	289,603
7.50%, 04/01/14	450,000	523,635
8.25%, 04/01/19	1,780,000	2,254,196
Time Warner Inc.
3.15%, 07/15/15	1,400,000	1,443,513
5.88%, 11/15/16	750,000	866,144
6.10%, 07/15/40	350,000	367,049
7.70%, 05/01/32	437,000	531,611
Viacom Inc.
6.25%, 04/30/16	735,000	856,941
6.88%, 04/30/36	250,000	287,133
7.88%, 07/30/30	570,000	655,878
Walt Disney Co. (The)
5.50%, 03/15/19	250,000	289,669
6.38%, 03/01/12	867,000	928,198
7.00%, 03/01/32	250,000	310,983

		29,826,784
METAL FABRICATE & HARDWARE-0.04%
Commercial Metals Co.
7.35%, 08/15/18	250,000	261,211

		261,211
MINING-1.97%
Alcoa Inc.
5.55%, 02/01/17(a)	171,000	177,840
5.72%, 02/23/19	400,000	405,039
5.95%, 02/01/37(a)	521,000	476,715
6.00%, 07/15/13	800,000	864,000
AngloGold Ashanti Holdings PLC
6.50%, 04/15/40	300,000	297,834
Barrick Gold Corp.
6.95%, 04/01/19	800,000	1,002,170
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	867,000	940,704
6.50%, 04/01/19(a)	850,000	1,040,056
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	250,000	264,688
8.38%, 04/01/17	475,000	529,031

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Newmont Mining Corp.
5.13%, 10/01/19(a)	250,000	279,300
6.25%, 10/01/39	250,000	276,744
Rio Tinto Alcan Inc.
4.50%, 05/15/13	500,000	534,698
Rio Tinto Finance (USA) Ltd.
5.20%, 11/02/40	100,000	97,552
6.50%, 07/15/18	689,000	820,319
8.95%, 05/01/14	250,000	306,034
9.00%, 05/01/19	800,000	1,094,040
Southern Copper Corp.
7.50%, 07/27/35	300,000	339,300
Teck Resources Ltd.
3.85%, 08/15/17	50,000	51,327
6.13%, 10/01/35	500,000	529,036
9.75%, 05/15/14	186,000	230,175
10.75%, 05/15/19	600,000	778,500
Vale Overseas Ltd.
4.63%, 09/15/20	250,000	252,883
6.25%, 01/23/17	1,099,000	1,246,420
6.88%, 11/21/36	1,200,000	1,333,464
Vulcan Materials Co.
7.00%, 06/15/18	150,000	162,805
Xstrata Canada Corp.
5.50%, 06/15/17	250,000	270,699

		14,601,373
MULTI-NATIONAL-5.19%
African Development Bank
3.00%, 05/27/14	700,000	743,107
Asian Development Bank
1.63%, 07/15/13	1,000,000	1,019,540
2.75%, 05/21/14	1,755,000	1,852,311
3.63%, 09/05/13	950,000	1,020,648
Corporacion Andina de Fomento
5.75%, 01/12/17	300,000	324,898
8.13%, 06/04/19	250,000	304,653
European Bank for Reconstruction and Development Series G
2.75%, 04/20/15	1,000,000	1,051,205
European Investment Bank
1.63%, 03/15/13	500,000	509,183
2.63%, 11/15/11	750,000	764,729
2.75%, 03/23/15	2,200,000	2,311,619
2.88%, 01/15/15	1,200,000	1,266,648
3.13%, 06/04/14	150,000	159,714
3.25%, 10/14/11	442,000	453,306
4.88%, 01/17/17	600,000	692,274
4.88%, 02/15/36	250,000	261,957
5.13%, 05/30/17	3,710,000	4,326,258
European Investment Bank Series E
2.00%, 02/10/12	5,500,000	5,591,231
Inter-American Development Bank
3.00%, 04/22/14	150,000	159,501
3.88%, 02/14/20	550,000	593,164
4.38%, 09/20/12	1,563,000	1,666,198
5.13%, 09/13/16(a)	855,000	997,594
Inter-American Development Bank Series G
1.75%, 10/22/12	1,900,000	1,938,685
International Bank for Reconstruction and Development
1.75%, 07/15/13	1,000,000	1,024,606
2.00%, 04/02/12	1,000,000	1,019,425
2.38%, 05/26/15	2,000,000	2,080,718
3.50%, 10/08/13	1,600,000	1,717,398

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

International Finance Corp.
4.75%, 04/25/12	1,000,000	1,057,850
International Finance Corp. Series G
3.00%, 04/22/14	1,200,000	1,276,012
Korea Development Bank
4.38%, 08/10/15	500,000	520,105
8.00%, 01/23/14	500,000	577,082
Nordic Investment Bank
2.38%, 12/15/11	1,100,000	1,119,919

		38,401,538
OFFICE & BUSINESS EQUIPMENT-0.27%
Pitney Bowes Inc.
5.25%, 01/15/37	800,000	824,000
Xerox Corp.
5.50%, 05/15/12	600,000	636,100
6.75%, 12/15/39	500,000	569,792

		2,029,892
OIL & GAS-5.89%
Anadarko Petroleum Corp.
5.95%, 09/15/16	70,000	74,513
6.20%, 03/15/40	500,000	467,740
6.38%, 09/15/17	1,300,000	1,401,348
6.45%, 09/15/36	699,000	677,183
Apache Corp.
5.10%, 09/01/40	350,000	344,438
5.25%, 04/15/13(a)	285,000	311,868
5.63%, 01/15/17(a)	500,000	572,453
6.00%, 01/15/37	250,000	272,524
Canadian Natural Resources Ltd.
5.70%, 05/15/17	800,000	923,571
6.25%, 03/15/38	171,000	192,541
6.50%, 02/15/37	300,000	347,590
Cenovus Energy Inc.
4.50%, 09/15/14	900,000	979,465
5.70%, 10/15/19	200,000	231,057
6.75%, 11/15/39	200,000	231,333
Chevron Corp.
3.95%, 03/03/14	1,100,000	1,184,768
ConocoPhillips
4.60%, 01/15/15	1,000,000	1,108,033
5.75%, 02/01/19	550,000	643,778
6.00%, 01/15/20	750,000	898,819
6.50%, 02/01/39	500,000	599,308
ConocoPhillips Holding Co.
6.95%, 04/15/29	728,000	917,102
Devon Energy Corp.
6.30%, 01/15/19	400,000	481,836
7.95%, 04/15/32	570,000	756,889
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250,000	284,245
EnCana Corp.
5.90%, 12/01/17	1,080,000	1,248,692
6.50%, 02/01/38	342,000	377,770
EOG Resources Inc.
5.63%, 06/01/19	600,000	686,124
5.88%, 09/15/17	150,000	173,847
EQT Corp.
8.13%, 06/01/19	250,000	300,758

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Hess Corp.
5.60%, 02/15/41	600,000	599,510
7.13%, 03/15/33	137,000	161,352
8.13%, 02/15/19	800,000	1,042,155
Husky Energy Inc.
6.25%, 06/15/12	100,000	107,337
6.80%, 09/15/37	100,000	108,402
7.25%, 12/15/19	800,000	965,464
Marathon Oil Corp.
5.90%, 03/15/18	500,000	564,711
6.00%, 10/01/17	600,000	678,907
7.50%, 02/15/19	150,000	190,060
Nabors Industries Inc.
6.15%, 02/15/18	800,000	872,904
9.25%, 01/15/19	225,000	283,089
Nexen Inc.
5.88%, 03/10/35	250,000	251,266
6.20%, 07/30/19	150,000	173,051
6.40%, 05/15/37	171,000	182,734
7.50%, 07/30/39	500,000	603,165
Noble Energy Inc.
8.25%, 03/01/19	250,000	321,047
Noble Holding International Ltd.
6.20%, 08/01/40	200,000	214,064
NuStar Logistics LP
4.80%, 09/01/20	275,000	275,059
Occidental Petroleum Corp.
7.00%, 11/01/13	900,000	1,051,820
Pemex Project Funding Master Trust
5.75%, 03/01/18	450,000	482,841
6.63%, 06/15/35	570,000	592,395
Petro-Canada
6.80%, 05/15/38	150,000	171,042
9.25%, 10/15/21	350,000	481,934
Petrobras International Finance Co.
5.75%, 01/20/20	250,000	270,933
5.88%, 03/01/18	1,350,000	1,465,074
6.88%, 01/20/40	250,000	275,040
7.88%, 03/15/19	400,000	489,500
Petroleos Mexicanos
4.88%, 03/15/15(d)	500,000	536,250
4.88%, 03/15/15	1,250,000	1,337,412
5.50%, 01/21/21	750,000	777,877
Rowan Companies Inc.
5.00%, 09/01/17	100,000	102,857
Shell International Finance BV
1.88%, 03/25/13	750,000	764,361
3.25%, 09/22/15	900,000	945,206
4.00%, 03/21/14(a)	500,000	538,568
4.30%, 09/22/19	500,000	538,884
4.38%, 03/25/20	400,000	433,366
6.38%, 12/15/38(a)	550,000	661,005
Statoil ASA
3.13%, 08/17/17	350,000	354,905
5.25%, 04/15/19	1,200,000	1,371,243
Suncor Energy Inc.
6.10%, 06/01/18	375,000	435,717
6.50%, 06/15/38	300,000	332,023
6.85%, 06/01/39	250,000	287,353
Talisman Energy Inc.
3.75%, 02/01/21	100,000	96,891
7.75%, 06/01/19	400,000	506,333
Total Capital SA
3.00%, 06/24/15	1,000,000	1,039,206

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Transocean Inc.
5.25%, 03/15/13	200,000	210,754
6.00%, 03/15/18	371,000	398,175
6.80%, 03/15/38	250,000	252,924
7.50%, 04/15/31	100,000	107,014
Valero Energy Corp.
4.50%, 02/01/15	500,000	521,880
6.13%, 02/01/20	250,000	268,634
6.63%, 06/15/37	342,000	338,618
7.50%, 04/15/32	185,000	199,353
XTO Energy Inc.
5.65%, 04/01/16	600,000	699,846

		43,621,104
OIL & GAS SERVICES-0.41%
Baker Hughes Inc.
5.13%, 09/15/40	300,000	298,604
7.50%, 11/15/18	250,000	317,997
Halliburton Co.
6.15%, 09/15/19(a)	150,000	174,949
7.45%, 09/15/39	375,000	470,086
Weatherford International Inc.
6.35%, 06/15/17	171,000	192,912
Weatherford International Ltd.
6.75%, 09/15/40	350,000	365,937
9.63%, 03/01/19	950,000	1,225,566

		3,046,051
PHARMACEUTICALS-3.04%
Abbott Laboratories
5.13%, 04/01/19	750,000	852,146
5.30%, 05/27/40	500,000	523,405
5.88%, 05/15/16	1,315,000	1,549,958
AmerisourceBergen Corp.
5.88%, 09/15/15	285,000	323,809
AstraZeneca PLC
5.40%, 06/01/14	500,000	566,347
5.90%, 09/15/17	607,000	720,681
6.45%, 09/15/37	800,000	964,079
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150,000	175,402
5.88%, 11/15/36	285,000	325,333
6.13%, 05/01/38	600,000	709,685
Eli Lilly and Co.
4.20%, 03/06/14	1,080,000	1,170,202
5.55%, 03/15/37	228,000	242,576
Express Scripts Inc.
6.25%, 06/15/14	500,000	568,310
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	780,000	851,540
5.65%, 05/15/18	750,000	880,467
6.38%, 05/15/38	584,000	698,744
Medco Health Solutions Inc.
7.13%, 03/15/18	500,000	606,860
Merck & Co. Inc.
5.00%, 06/30/19	730,000	834,021
5.85%, 06/30/39	750,000	851,998
Novartis Capital Corp.
1.90%, 04/24/13	500,000	511,396
2.90%, 04/24/15	500,000	522,833
4.13%, 02/10/14	500,000	540,834

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Novartis Securities Investment Ltd.
5.13%, 02/10/19	580,000	659,158
Pfizer Inc.
4.45%, 03/15/12	1,080,000	1,131,682
5.35%, 03/15/15	500,000	572,610
6.20%, 03/15/19	750,000	909,842
7.20%, 03/15/39	500,000	660,434
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	800,000	893,699
6.00%, 09/15/17	150,000	179,012
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	285,000	322,958
Wyeth
5.50%, 02/01/14	867,000	973,425
5.95%, 04/01/37	1,100,000	1,242,370

		22,535,816
PIPELINES-2.10%
Buckeye Partners LP
5.50%, 08/15/19	250,000	274,128
CenterPoint Energy Resources Corp. Series B
7.88%, 04/01/13	500,000	569,008
El Paso Natural Gas Co.
8.38%, 06/15/32	500,000	591,221
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	250,000	299,893
Enbridge Inc.
5.80%, 06/15/14	600,000	679,836
Energy Transfer Partners LP
5.95%, 02/01/15	500,000	550,863
9.00%, 04/15/19	300,000	376,652
9.70%, 03/15/19	250,000	325,021
Enterprise Products Operating LLC
3.70%, 06/01/15	900,000	943,171
6.45%, 09/01/40	250,000	265,312
7.55%, 04/15/38(a)	250,000	303,501
Enterprise Products Operating LP
5.60%, 10/15/14	627,000	700,392
Enterprise Products Operating LP Series D
6.88%, 03/01/33	400,000	447,660
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	1,153,000	1,288,955
6.50%, 02/01/37	399,000	411,468
6.55%, 09/15/40	500,000	512,904
Magellan Midstream Partners LP
4.25%, 02/01/21	400,000	401,760
ONEOK Partners LP
6.65%, 10/01/36	171,000	177,343
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300,000	339,387
Plains All American Pipeline LP
8.75%, 05/01/19	800,000	1,001,123
Southern Natural Gas Co.
5.90%, 04/01/17(d)	228,000	246,763
Texas Eastern Transmission LP
7.00%, 07/15/32	250,000	302,282
TransCanada PipeLines Ltd.
3.80%, 10/01/20	500,000	499,735
6.20%, 10/15/37	457,000	499,214
6.35%, 05/15/17(b)	150,000	147,000
6.50%, 08/15/18	700,000	847,244
7.63%, 01/15/39	300,000	383,718

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Williams Companies Inc. (The)
8.75%, 03/15/32	500,000	608,440
Williams Partners LP
3.80%, 02/15/15	1,000,000	1,048,928
5.25%, 03/15/20	250,000	267,107
6.30%, 04/15/40	250,000	260,101

		15,570,130
REAL ESTATE INVESTMENT TRUSTS-1.16%
AvalonBay Communities Inc.
3.95%, 01/15/21	50,000	49,192
5.70%, 03/15/17	250,000	283,002
Boston Properties LP
5.88%, 10/15/19	600,000	664,584
6.25%, 01/15/13	150,000	163,321
Digital Realty Trust LP
4.50%, 07/15/15(d)	200,000	204,474
Duke Realty LP
8.25%, 08/15/19	250,000	297,102
Equity One Inc.
6.25%, 12/15/14	125,000	132,925
ERP Operating LP
5.25%, 09/15/14	250,000	275,510
5.75%, 06/15/17	457,000	512,487
HCP Inc.
6.70%, 01/30/18	600,000	660,888
Health Care Property Investors Inc.
5.65%, 12/15/13	250,000	269,433
Health Care REIT Inc.
4.95%, 01/15/21	200,000	197,683
6.20%, 06/01/16	250,000	278,027
Healthcare Realty Trust Inc.
6.50%, 01/17/17	125,000	133,115
Hospitality Properties Trust
7.88%, 08/15/14	150,000	169,465
HRPT Properties Trust
6.25%, 06/15/17	250,000	262,328
Liberty Property LP
4.75%, 10/01/20	400,000	404,806
Mack-Cali Realty Corp.
7.75%, 08/15/19(a)	100,000	119,630
Nationwide Health Properties Inc.
6.25%, 02/01/13	250,000	269,059
ProLogis
5.50%, 04/01/12(a)	250,000	258,973
6.25%, 03/15/17	250,000	265,233
6.88%, 03/15/20	250,000	271,007
Realty Income Corp.
6.75%, 08/15/19	250,000	288,258
Simon Property Group LP
5.10%, 06/15/15	285,000	317,065
5.65%, 02/01/20	650,000	728,627
6.13%, 05/30/18	415,000	478,432
6.75%, 02/01/40	500,000	572,216
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	100,000	98,227

		8,625,069
RETAIL-2.52%
AutoZone Inc.
5.75%, 01/15/15	600,000	669,315

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Costco Wholesale Corp.
5.50%, 03/15/17	228,000	265,195
CVS Caremark Corp.
6.13%, 08/15/16	171,000	198,195
6.25%, 06/01/27	758,000	845,003
6.60%, 03/15/19	450,000	542,541
Home Depot Inc. (The)
5.25%, 12/16/13	600,000	665,589
5.40%, 03/01/16	570,000	648,891
5.88%, 12/16/36	850,000	881,221
Kohl’s Corp.
6.88%, 12/15/37	150,000	177,539
Lowe’s Companies Inc.
4.63%, 04/15/20	100,000	108,954
5.40%, 10/15/16	805,000	933,430
5.50%, 10/15/35	250,000	256,676
McDonald’s Corp.
5.35%, 03/01/18	1,285,000	1,485,286
6.30%, 03/01/38	250,000	297,006
Nordstrom Inc.
6.25%, 01/15/18	500,000	572,567
7.00%, 01/15/38	150,000	167,673
Staples Inc.
9.75%, 01/15/14	150,000	183,400
Target Corp.
5.38%, 05/01/17	600,000	686,517
6.00%, 01/15/18	500,000	593,910
6.35%, 11/01/32	457,000	521,653
7.00%, 01/15/38	500,000	621,106
Wal-Mart Stores Inc.
1.50%, 10/25/15	1,000,000	978,394
3.63%, 07/08/20	1,500,000	1,507,116
4.55%, 05/01/13	640,000	694,813
5.25%, 09/01/35	285,000	292,778
5.63%, 04/01/40	1,000,000	1,078,574
6.20%, 04/15/38	450,000	520,004
6.50%, 08/15/37	798,000	952,656
Walgreen Co.
5.25%, 01/15/19	600,000	685,226
Yum! Brands Inc.
6.25%, 03/15/18	550,000	639,006

		18,670,234
SEMICONDUCTORS-0.04%
Analog Devices Inc.
5.00%, 07/01/14	200,000	216,928
Broadcom Corp.
2.38%, 11/01/15(d)	50,000	49,450

		266,378
SOFTWARE-0.91%
Adobe Systems Inc.
4.75%, 02/01/20	250,000	264,338
CA Inc.
5.38%, 12/01/19	250,000	263,283
Fiserv Inc.
6.13%, 11/20/12	274,000	298,150
Microsoft Corp.
3.00%, 10/01/20	300,000	292,586
4.20%, 06/01/19	1,080,000	1,160,161
4.50%, 10/01/40	250,000	237,966

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Oracle Corp.
3.75%, 07/08/14	250,000	267,702
5.00%, 07/08/19	450,000	501,668
5.25%, 01/15/16	570,000	653,333
5.38%, 07/15/40(d)	1,000,000	1,033,178
5.75%, 04/15/18	1,530,000	1,768,490

		6,740,855
TELECOMMUNICATIONS-6.26%
Alltel Corp.
7.88%, 07/01/32	400,000	506,936
America Movil SAB de CV
5.00%, 10/16/19	500,000	532,450
5.50%, 03/01/14(a)	450,000	496,759
6.13%, 03/30/40	600,000	655,992
American Tower Corp.
5.05%, 09/01/20	300,000	305,852
AT&T Inc.
2.50%, 08/15/15	600,000	606,795
4.95%, 01/15/13	844,000	909,075
5.10%, 09/15/14	1,550,000	1,723,571
5.35%, 09/01/40(d)	478,000	450,541
5.50%, 02/01/18	750,000	852,155
5.80%, 02/15/19	250,000	291,739
6.30%, 01/15/38	1,421,000	1,506,317
6.40%, 05/15/38	600,000	644,380
6.50%, 09/01/37	800,000	869,220
6.55%, 02/15/39	1,400,000	1,533,402
BellSouth Corp.
6.00%, 11/15/34	570,000	569,625
British Telecom PLC
5.15%, 01/15/13	350,000	372,742
5.95%, 01/15/18	750,000	820,572
9.88%, 12/15/30	378,000	503,902
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	750,000	835,818
8.50%, 11/15/18	750,000	1,002,500
CenturyLink Inc.
6.00%, 04/01/17	630,000	656,990
Cisco Systems Inc.
4.45%, 01/15/20	800,000	859,151
4.95%, 02/15/19	550,000	612,823
5.50%, 02/22/16	797,000	929,781
5.50%, 01/15/40	300,000	315,501
5.90%, 02/15/39	250,000	275,525
Corning Inc.
4.25%, 08/15/20	100,000	102,022
5.75%, 08/15/40	350,000	347,255
Deutsche Telekom International Finance BV
4.88%, 07/08/14	750,000	820,076
8.75%, 06/15/30	1,021,000	1,376,953
Embarq Corp.
7.08%, 06/01/16	500,000	563,204
8.00%, 06/01/36	250,000	269,826
France Telecom SA
4.38%, 07/08/14	400,000	435,556
8.50%, 03/01/31	570,000	772,476
Harris Corp.
4.40%, 12/15/20	200,000	198,858
6.38%, 06/15/19	100,000	113,961
Motorola Inc.
6.63%, 11/15/37	250,000	259,997
8.00%, 11/01/11	600,000	634,014

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Nokia OYJ
5.38%, 05/15/19	150,000	162,256
6.63%, 05/15/39	100,000	107,401
Qwest Corp.
6.88%, 09/15/33	57,000	56,430
8.38%, 05/01/16	1,200,000	1,428,000
8.88%, 03/15/12	228,000	246,810
Rogers Communications Inc.
6.80%, 08/15/18	700,000	849,732
Rogers Wireless Inc.
6.38%, 03/01/14	171,000	194,048
Royal KPN NV
8.38%, 10/01/30	250,000	325,072
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12	1,140,000	1,204,107
Telecom Italia Capital SA
4.95%, 09/30/14	600,000	626,211
5.25%, 11/15/13	915,000	964,676
5.25%, 10/01/15	650,000	686,388
7.72%, 06/04/38	700,000	709,304
Telefonica Emisiones SAU
3.73%, 04/27/15	1,400,000	1,409,275
5.88%, 07/15/19	250,000	267,976
6.42%, 06/20/16	150,000	168,199
7.05%, 06/20/36	500,000	536,665
Telefonica Europe BV
8.25%, 09/15/30	570,000	676,174
Verizon Communications Inc.
5.25%, 04/15/13	550,000	600,496
5.55%, 02/15/16	1,570,000	1,809,385
5.85%, 09/15/35	380,000	392,357
6.10%, 04/15/18	770,000	904,752
6.40%, 02/15/38	500,000	551,373
7.38%, 09/01/12	1,080,000	1,198,864
7.75%, 12/01/30	950,000	1,173,453
8.95%, 03/01/39	600,000	844,164
Vodafone Group PLC
4.15%, 06/10/14	600,000	639,166
5.00%, 12/16/13	497,000	544,544
5.45%, 06/10/19	250,000	282,791
5.63%, 02/27/17	150,000	170,000
5.75%, 03/15/16	457,000	521,268
6.15%, 02/27/37	550,000	594,868

		46,380,517
TOYS, GAMES & HOBBIES-0.05%
Hasbro Inc.
6.13%, 05/15/14	250,000	272,500
Mattel Inc.
4.35%, 10/01/20	100,000	99,237

		371,737
TRANSPORTATION-1.21%
Burlington Northern Santa Fe Corp.
5.75%, 05/01/40	500,000	529,068
5.90%, 07/01/12	150,000	161,114
6.15%, 05/01/37	399,000	442,341
7.00%, 02/01/14	450,000	519,974
Canadian National Railway Co.
5.55%, 03/01/19	300,000	348,483
6.38%, 11/15/37	250,000	295,384

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Canadian Pacific Railway Co.
5.95%, 05/15/37	250,000	256,576
CSX Corp.
3.70%, 10/30/20	200,000	195,187
6.15%, 05/01/37	300,000	322,383
6.22%, 04/30/40	300,000	325,055
6.25%, 04/01/15	250,000	289,216
7.38%, 02/01/19	250,000	310,323
FedEx Corp.
8.00%, 01/15/19	250,000	315,854
Norfolk Southern Corp.
5.75%, 01/15/16	350,000	400,474
7.05%, 05/01/37	137,000	167,384
7.70%, 05/15/17	1,000,000	1,250,896
Ryder System Inc.
3.60%, 03/01/16	300,000	301,924
Union Pacific Corp.
5.78%, 07/15/40(d)	1,000,000	1,039,892
United Parcel Service Inc.
4.50%, 01/15/13	900,000	965,852
6.20%, 01/15/38	450,000	525,583

		8,962,963
TRUCKING & LEASING-0.03%
GATX Corp.
3.50%, 07/15/16	250,000	252,088

		252,088
WATER-0.08%
American Water Capital Corp.
6.59%, 10/15/37	250,000	282,182
Veolia Environnement
6.00%, 06/01/18	300,000	344,918

		627,100

TOTAL CORPORATE BONDS & NOTES
(Cost: $612,911,519)		657,481,377

FOREIGN GOVERNMENT BONDS & NOTES(e)-6.80%

BRAZIL-1.28%
Brazil (Federative Republic of)
4.88%, 01/22/21	800,000	854,608
5.88%, 01/15/19	250,000	287,500
6.00%, 01/17/17	450,000	520,875
7.13%, 01/20/37	1,257,000	1,574,732
7.88%, 03/07/15	1,350,000	1,643,625
8.00%, 01/15/18	630,833	753,846
8.25%, 01/20/34	500,000	689,690
8.75%, 02/04/25	900,000	1,278,000
10.13%, 05/15/27	600,000	936,000
11.00%, 08/17/40	707,000	969,650

		9,508,526
CANADA-1.97%
British Columbia (Province of)
7.25%, 09/01/36	500,000	712,778

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

Canada (Government of)
2.38%, 09/10/14	500,000	521,978
Export Development Canada
3.13%, 04/24/14	1,400,000	1,494,549
Hydro-Quebec
8.05%, 07/07/24	685,000	1,001,532
Manitoba (Province of)
2.13%, 04/22/13	250,000	257,294
4.90%, 12/06/16	150,000	173,478
Nova Scotia (Province of)
5.13%, 01/26/17	250,000	287,152
5.75%, 02/27/12(a)	600,000	635,664
Ontario (Province of)
1.88%, 11/19/12	1,150,000	1,174,343
2.95%, 02/05/15	1,500,000	1,576,984
4.00%, 10/07/19	500,000	531,222
4.10%, 06/16/14(a)	1,755,000	1,919,009
4.40%, 04/14/20	1,050,000	1,139,384
Quebec (Province of)
3.50%, 07/29/20	600,000	605,420
4.60%, 05/26/15	600,000	671,990
4.88%, 05/05/14(a)	500,000	560,876
5.00%, 03/01/16	570,000	650,940
5.13%, 11/14/16	188,000	216,430
7.50%, 09/15/29	320,000	450,104

		14,581,127
CHILE-0.04%
Chile (Republic of)
7.13%, 01/11/12(a)	250,000	265,500

		265,500
HUNGARY-0.06%
Hungary (Republic of)
6.25%, 01/29/20	450,000	443,781

		443,781
ISRAEL-0.16%
Israel (State of)
5.13%, 03/26/19(a)	1,080,000	1,177,200

		1,177,200
ITALY-0.78%
Italy (Republic of)
2.13%, 10/05/12	500,000	501,437
3.13%, 01/26/15	450,000	451,799
4.38%, 06/15/13(a)	1,200,000	1,261,629
4.50%, 01/21/15	1,400,000	1,471,816
5.25%, 09/20/16	800,000	852,682
5.38%, 06/15/33	500,000	463,922
5.63%, 06/15/12	750,000	792,024

		5,795,309
JAPAN-0.34%
Japan Finance Corp.
1.50%, 07/06/12	1,000,000	1,011,935
2.88%, 02/02/15	900,000	944,984
Japan Finance Organization for Municipalities
5.00%, 05/16/17	500,000	576,975

		2,533,894

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

MEXICO-1.00%
United Mexican States
5.13%, 01/15/20	1,000,000	1,085,810
5.63%, 01/15/17	800,000	903,272
5.95%, 03/19/19	2,005,000	2,300,737
6.05%, 01/11/40	500,000	532,500
6.38%, 01/16/13	867,000	955,868
6.75%, 09/27/34	300,000	352,044
7.50%, 04/08/33	1,045,000	1,306,250

		7,436,481
PANAMA-0.24%
Panama (Republic of)
6.70%, 01/26/36	1,500,000	1,771,860

		1,771,860
PERU-0.27%
Peru (Republic of)
6.55%, 03/14/37	300,000	343,950
7.13%, 03/30/19	500,000	611,250
8.38%, 05/03/16	250,000	316,875
8.75%, 11/21/33	500,000	714,215

		1,986,290
POLAND-0.24%
Poland (Republic of)
5.00%, 10/19/15(a)	150,000	158,250
5.25%, 01/15/14(a)	450,000	480,938
6.38%, 07/15/19	1,000,000	1,110,000

		1,749,188
SOUTH AFRICA-0.23%
South Africa (Republic of)
6.50%, 06/02/14	1,000,000	1,142,500
6.88%, 05/27/19	500,000	603,125

		1,745,625
SOUTH KOREA-0.19%
Korea (Republic of)
4.88%, 09/22/14	600,000	647,163
5.75%, 04/16/14	500,000	549,055
7.13%, 04/16/19	150,000	181,929

		1,378,147

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $47,491,342)		50,372,928

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

MUNICIPAL DEBT OBLIGATIONS-2.81%

CALIFORNIA-1.12%
Bay Area Toll Authority Toll Bridge Revenue
6.26%, 04/01/40	750,000	761,362
Bay Area Toll Authority, Toll Bridge Revenue, Series S1
7.04%, 04/01/41	300,000	299,805
California State, General Obligations Unlimited
5.45%, 04/01/15	750,000	803,737
5.70%, 11/01/21	200,000	202,382
7.55%, 04/01/39	1,995,000	2,054,491
7.60%, 11/01/40	440,000	454,934
7.70%, 11/01/30	100,000	101,410
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/40	180,000	181,134
Los Angeles Community College District, General Obligations Unlimited
6.75%, 08/01/42	500,000	528,300
Los Angeles County Metropolitan Transportation Authority Revenue
5.74%, 06/01/39	60,000	59,004
Los Angeles Department of Water & Power Revenue
5.38%, 07/01/41	350,000	346,567
Los Angeles Unified School District, General Obligations Unlimited
5.75%, 07/01/34	450,000	427,972
6.76%, 07/01/34	500,000	521,465
San Francisco City & County Public Utilities Commission Revenue
6.00%, 11/01/26	750,000	729,795
University of California Revenue
5.77%, 05/06/37	700,000	670,019
5.95%, 05/15/45	200,000	188,898

		8,331,275
CONNECTICUT-0.07%
Connecticut State, General Obligations Unlimited, Series A
5.85%, 03/15/32	500,000	514,985

		514,985
GEORGIA-0.07%
Municipal Electric Authority of Georgia Revenue, Series A
6.64%, 04/01/18	500,000	497,240

		497,240
ILLINOIS-0.46%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series A
6.90%, 12/01/40	690,000	686,046
Chicago Waterworks Revenue
6.74%, 11/01/31	50,000	50,152
Illinois State, General Obligations Unlimited
4.07%, 01/01/14	500,000	513,990
4.42%, 01/01/15	500,000	519,935
6.73%, 04/01/35	100,000	94,319
7.35%, 07/01/35	1,500,000	1,508,835

		3,373,277
MASSACHUSETTS-0.09%
Massachusetts School Building Authority Dedicated Sales Tax Revenue
5.72%, 08/15/39	205,000	214,446
Massachusetts State, General Obligations Limited, Series D
4.50%, 08/01/31	480,000	431,626

		646,072

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

NEW JERSEY-0.23%
New Jersey Economic Development Authority, State Pension Funding Revenue, Series A (NPFGC Insured)
7.43%, 02/15/29	500,000	548,975
New Jersey Transportation Trust Fund Authority Revenue
6.10%, 12/15/28	250,000	248,337
New Jersey Turnpike Authority Revenue, Series F
7.41%, 01/01/37	735,000	829,198
Rutgers-State University of New Jersey Revenue
5.67%, 05/01/29	100,000	99,965

		1,726,475
NEW YORK-0.42%
Dormitory Authority of the State of New York, State Personal Income Tax Revenue
5.63%, 03/15/39	250,000	244,503
Metropolitan Transportation Authority Revenue, Series C-1
6.69%, 11/25/36	300,000	302,916
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue
7.34%, 11/15/39	250,000	286,127
New York City Municipal Water Finance Authority, Water & Sewer System Revenue
5.72%, 06/15/42	550,000	537,190
New York City Transitional Finance Authority Revenue
5.51%, 08/01/37	500,000	487,665
New York City, General Obligations Unlimited
5.97%, 03/01/36	250,000	247,205
New York City, General Obligations Unlimited Series H
5.85%, 06/01/40	500,000	484,605
New York State Urban Development Corp. Revenue
5.77%, 03/15/39	500,000	497,220

		3,087,431
OHIO-0.04%
Northeast Ohio Regional Sewer District Revenue
6.04%, 11/15/40	100,000	98,237
Ohio State University (The) Revenue
4.91%, 06/01/40	250,000	230,395

		328,632
PENNSYLVANIA-0.03%
Pennsylvania Turnpike Commission Revenue, Series B
5.51%, 12/01/45	250,000	222,883

		222,883
TEXAS-0.17%
Dallas Area Rapid Transit Sales Tax Revenue
6.00%, 12/01/35	250,000	266,377
North Texas Tollway Authority Revenue
6.72%, 01/01/40	500,000	485,685
Texas State, General Obligations Unlimited
5.52%, 04/01/39	250,000	255,313
Texas Transportation Commission Revenue, Series B
5.18%, 04/01/30	250,000	248,243

		1,255,618

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Credit Bond Fund

November 30, 2010

UTAH-0.11%
Utah State, General Obligations Unlimited
4.55%, 07/01/24	750,000	793,710

		793,710

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $21,408,411)		20,777,598

Security	Shares	Value

SHORT-TERM INVESTMENTS-3.32%

MONEY MARKET FUNDS-3.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(f)(g)	17,967,505	17,967,505
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(f)(g)	2,903,254	2,903,254
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(f)	3,690,559	3,690,559

		24,561,318

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,561,318)		24,561,318

TOTAL INVESTMENTS IN SECURITIES-101.73%
(Cost: $706,372,590)		753,193,221
Other Assets, Less Liabilities-(1.73)%		(12,770,147)

NET ASSETS-100.00%		$740,423,074

NPFGC - National Public Finance Guarantee Corp.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Affiliated issuer. See Note 2.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Investments are denominated in U.S. dollars.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Barclays Government/Credit Bond Fund

November 30, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES-34.71%

AEROSPACE & DEFENSE-0.37%
Boeing Co. (The)
5.00%, 03/15/14	$300,000	$332,397
Lockheed Martin Corp.
6.15%, 09/01/36	101,000	113,669
United Technologies Corp.
6.05%, 06/01/36	101,000	116,111

		562,177
AGRICULTURE-0.47%
Altria Group Inc.
10.20%, 02/06/39	230,000	329,989
Archer-Daniels-Midland Co.
5.38%, 09/15/35	61,000	63,297
Philip Morris International Inc.
5.65%, 05/16/18	230,000	268,519
Reynolds American Inc.
7.25%, 06/15/37	51,000	53,446

		715,251
AIRLINES-0.07%
Continental Airlines Inc. Series 2010 Class A
4.75%, 01/12/21	50,000	50,500
Delta Air Lines Inc. Series 2010-2 Class A
4.95%, 05/23/19	50,000	50,875

		101,375
AUTO MANUFACTURERS-0.30%
Daimler Finance North America LLC
6.50%, 11/15/13	404,000	460,843

		460,843
BANKS-6.02%
Bank of America Corp.
4.88%, 01/15/13	202,000	210,546
5.65%, 05/01/18	250,000	257,988
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	3,500,000	3,638,037
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	230,000	247,460
Bank of Nova Scotia
2.05%, 10/07/15	100,000	99,657
Barclays Bank PLC
5.20%, 07/10/14	250,000	273,466
BB&T Corp.
6.85%, 04/30/19	184,000	217,595
Comerica Inc.
3.00%, 09/16/15	50,000	50,077
Credit Suisse New York
5.30%, 08/13/19	100,000	107,594
Deutsche Bank AG London
6.00%, 09/01/17	202,000	230,863

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Government/Credit Bond Fund

November 30, 2010

Export-Import Bank of Korea (The)
8.13%, 01/21/14	100,000	115,763
HSBC Holdings PLC
6.50%, 05/02/36	202,000	212,224
KfW
2.00%, 01/17/12	500,000	507,891
5.13%, 03/14/16(a)	605,000	701,972
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	202,000	233,311
National City Corp.
4.90%, 01/15/15	230,000	251,823
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	250,000	268,554
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	104,000	102,341
SunTrust Banks Inc.
5.25%, 11/05/12	94,000	99,266
UBS AG Stamford
5.88%, 12/20/17	250,000	280,250
US Bank N.A.
4.80%, 04/15/15	184,000	202,104
Wachovia Corp./Wells Fargo & Co.
5.75%, 06/15/17	505,000	565,381
Wells Fargo & Co.
5.63%, 12/11/17	200,000	223,685
Westpac Banking Corp.
4.20%, 02/27/15	125,000	133,677

		9,231,525
BEVERAGES-0.69%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15	300,000	321,842
Coca-Cola Co. (The)
5.35%, 11/15/17	103,000	119,171
Diageo Capital PLC
5.88%, 09/30/36	81,000	87,446
Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	101,000	127,732
PepsiCo Inc.
7.90%, 11/01/18	300,000	398,010

		1,054,201
BIOTECHNOLOGY-0.17%
Amgen Inc.
5.70%, 02/01/19	230,000	269,297

		269,297
BUILDING MATERIALS-0.14%
CRH America Inc.
5.30%, 10/15/13	202,000	216,668

		216,668
CHEMICALS-0.57%
Dow Chemical Co. (The)
6.00%, 10/01/12	404,000	437,030
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	100,000	99,406
5.25%, 12/15/16	81,000	92,853
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	50,000	49,587
PPG Industries Inc.
1.90%, 01/15/16	100,000	97,437
3.60%, 11/15/20	100,000	95,425

		871,738

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Government/Credit Bond Fund

November 30, 2010

COMMERCIAL SERVICES-0.12%
McKesson Corp.
5.70%, 03/01/17	61,000	68,669
Western Union Co. (The)
5.25%, 04/01/20	108,000	115,444

		184,113
COMPUTERS-0.63%
Dell Inc.
2.30%, 09/10/15	100,000	98,374
Hewlett-Packard Co.
4.75%, 06/02/14	275,000	302,768
International Business Machines Corp.
4.75%, 11/29/12	202,000	217,703
5.70%, 09/14/17	300,000	351,476

		970,321
COSMETICS & PERSONAL CARE-0.04%
Procter & Gamble Co. (The)
5.55%, 03/05/37	51,000	55,824

		55,824
DISTRIBUTION & WHOLESALE-0.03%
Ingram Micro Inc.
5.25%, 09/01/17	50,000	51,291

		51,291
DIVERSIFIED FINANCIAL SERVICES-5.52%
American Express Co.
6.80%, 09/01/16(b)	81,000	80,392
8.15%, 03/19/38	303,000	397,154
Associates Corp. of North America
6.95%, 11/01/18	303,000	338,162
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	202,000	223,273
BP Capital Markets PLC
3.88%, 03/10/15	150,000	156,360
Capital One Bank (USA) N.A.
8.80%, 07/15/19	250,000	309,987
Citigroup Inc.
6.00%, 10/31/33	127,000	117,281
6.13%, 11/21/17	250,000	273,360
8.50%, 05/22/19	230,000	283,337
Countrywide Financial Corp.
5.80%, 06/07/12(a)	101,000	105,833
Credit Suisse (USA) Inc.
5.38%, 03/02/16	222,000	249,566
Eksportfinans A/S
3.00%, 11/17/14	234,000	245,618
General Electric Capital Corp.
5.63%, 09/15/17	303,000	332,078
5.88%, 01/14/38	202,000	199,825
6.75%, 03/15/32	208,000	226,459

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Government/Credit Bond Fund

November 30, 2010

Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	293,000	316,103
6.15%, 04/01/18	100,000	109,250
6.60%, 01/15/12	234,000	248,141
6.75%, 10/01/37	341,000	344,988
HSBC Finance Corp.
5.50%, 01/19/16	275,000	302,462
Jefferies Group Inc.
8.50%, 07/15/19	187,000	214,082
John Deere Capital Corp.
7.00%, 03/15/12	152,000	164,340
JPMorgan Chase & Co.
5.38%, 10/01/12	303,000	324,932
5.75%, 01/02/13	303,000	328,979
JPMorgan Chase Capital XV
5.88%, 03/15/35	354,000	352,605
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	202,000	213,499
6.11%, 01/29/37	300,000	276,361
6.40%, 08/28/17	303,000	325,277
Morgan Stanley
3.45%, 11/02/15	100,000	97,718
5.75%, 10/18/16	555,000	598,948
6.00%, 04/28/15	187,000	203,827
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	293,000	314,871
SLM Corp.
5.38%, 05/15/14	202,000	200,990

		8,476,058
ELECTRIC-2.61%
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300,000	308,615
Constellation Energy Group Inc.
4.55%, 06/15/15	152,000	162,496
Detroit Edison Co. (The)
3.45%, 10/01/20	100,000	98,385
Dominion Resources Inc.
5.15%, 07/15/15	293,000	329,897
Duke Capital LLC
6.25%, 02/15/13	152,000	163,959
Duke Energy Corp.
6.25%, 01/15/12	101,000	106,886
Duke Energy Ohio Inc.
5.45%, 04/01/19	300,000	346,032
Entergy Arkansas Inc.
3.75%, 02/15/21	100,000	99,033
Exelon Corp.
4.90%, 06/15/15	162,000	176,660
Exelon Generation Co. LLC
5.35%, 01/15/14	152,000	165,816
FirstEnergy Corp.
7.38%, 11/15/31	202,000	213,583
Florida Power & Light Co.
5.95%, 02/01/38	94,000	105,597
Indiana Michigan Power Co.
7.00%, 03/15/19	184,000	220,506
Kentucky Utilities Co.
1.63%, 11/01/15(c)	50,000	49,277

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Government/Credit Bond Fund

November 30, 2010

LG&E and KU Energy LLC
2.13%, 11/15/15(c)	100,000	98,287
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	202,000	223,415
Oncor Electric Delivery Co.
7.00%, 09/01/22	101,000	124,402
Pacific Gas & Electric Co.
4.80%, 03/01/14	182,000	198,887
6.05%, 03/01/34	100,000	110,590
PSEG Power LLC
2.50%, 04/15/13	50,000	51,153
8.63%, 04/15/31	61,000	80,505
Southern California Edison Co.
6.00%, 01/15/34	142,000	160,168
Southern Power Co. Series B
6.25%, 07/15/12	250,000	269,322
Xcel Energy Inc.
6.50%, 07/01/36	125,000	141,956

		4,005,427
ELECTRICAL COMPONENTS & EQUIPMENT-0.17%
Emerson Electric Co.
4.25%, 11/15/20(a)	250,000	269,660

		269,660
ELECTRONICS-0.03%
Arrow Electronics Inc.
5.13%, 03/01/21	50,000	48,563

		48,563
ENVIRONMENTAL CONTROL-0.03%
Waste Management Inc.
7.00%, 07/15/28	41,000	47,855

		47,855
FOOD-0.69%
Campbell Soup Co.
3.05%, 07/15/17	50,000	51,350
Kellogg Co.
4.15%, 11/15/19	200,000	211,560
Kraft Foods Inc.
6.13%, 02/01/18	300,000	353,557
Kroger Co. (The)
5.50%, 02/01/13	101,000	109,791
Safeway Inc.
3.95%, 08/15/20	100,000	97,660
Unilever Capital Corp.
5.90%, 11/15/32	202,000	230,012

		1,053,930
FOREST PRODUCTS & PAPER-0.11%
International Paper Co.
7.30%, 11/15/39	150,000	166,510

		166,510

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Government/Credit Bond Fund

November 30, 2010

GAS-0.13%
ONEOK Inc.
6.00%, 06/15/35	61,000	60,189
Sempra Energy
6.00%, 10/15/39	125,000	132,947

		193,136
HEALTH CARE - PRODUCTS-0.11%
Johnson & Johnson
5.55%, 08/15/17	150,000	176,095

		176,095
HEALTH CARE - SERVICES-0.42%
Aetna Inc.
6.75%, 12/15/37	100,000	113,559
UnitedHealth Group Inc.
5.38%, 03/15/16	230,000	258,741
5.80%, 03/15/36	51,000	51,299
WellPoint Inc.
5.25%, 01/15/16	200,000	222,573

		646,172
HOUSEHOLD PRODUCTS & WARES-0.19%
Kimberly-Clark Corp.
6.13%, 08/01/17	253,000	299,668

		299,668
INSURANCE-1.28%
Aflac Inc.
3.45%, 08/15/15	50,000	51,613
Allstate Corp. (The)
5.55%, 05/09/35	202,000	203,207
American International Group Inc.
5.45%, 05/18/17	250,000	247,500
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	202,000	224,544
Chubb Corp. (The)
5.75%, 05/15/18	150,000	170,439
CNA Financial Corp.
5.88%, 08/15/20	25,000	25,514
MetLife Inc.
5.00%, 06/15/15	404,000	444,990
Prudential Financial Inc.
5.70%, 12/14/36	101,000	98,262
Prudential Financial Inc. Series D
4.75%, 09/17/15	200,000	215,378
Travelers Companies Inc. (The)
5.80%, 05/15/18	250,000	284,001

		1,965,448
IRON & STEEL-0.21%
ArcelorMittal SA
9.85%, 06/01/19	250,000	317,659

		317,659

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Government/Credit Bond Fund

November 30, 2010

MACHINERY-0.31%
Caterpillar Inc.
5.70%, 08/15/16	404,000	471,988

		471,988
MANUFACTURING-0.69%
General Electric Co.
5.00%, 02/01/13	404,000	434,419
Honeywell International Inc.
5.00%, 02/15/19	250,000	283,282
Tyco International Ltd.
6.88%, 01/15/21	275,000	340,370

		1,058,071
MEDIA-1.46%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	293,000	337,025
Comcast Corp.
6.45%, 03/15/37	202,000	216,585
NBC Universal Inc.
4.38%, 04/01/21(c)	100,000	99,659
News America Inc.
5.30%, 12/15/14	293,000	328,947
Time Warner Cable Inc.
6.55%, 05/01/37	81,000	86,247
7.50%, 04/01/14	230,000	267,635
Time Warner Inc.
7.70%, 05/01/32	202,000	245,733
Viacom Inc.
6.25%, 04/30/16	101,000	117,757
7.88%, 07/30/30	202,000	232,434
Walt Disney Co. (The)
6.38%, 03/01/12	293,000	313,682

		2,245,704
MINING-0.77%
Alcoa Inc.
5.55%, 02/01/17	61,000	63,440
5.95%, 02/01/37	61,000	55,815
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	293,000	317,908
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	255,000	284,006
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	100,000	97,739
9.00%, 05/01/19	138,000	188,722
Vale Overseas Ltd.
6.25%, 01/23/17	152,000	172,389

		1,180,019
MULTI-NATIONAL-1.15%
Asian Development Bank
2.75%, 05/21/14	459,000	484,451
European Investment Bank
4.63%, 05/15/14	605,000	675,286
Inter-American Development Bank
5.13%, 09/13/16	303,000	353,533
International Bank for Reconstruction and Development
2.00%, 04/02/12	250,000	254,856

		1,768,126

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Government/Credit Bond Fund

November 30, 2010

OIL & GAS-1.79%
Anadarko Petroleum Corp.
5.95%, 09/15/16	202,000	215,024
Apache Corp.
5.25%, 04/15/13(a)	101,000	110,522
Canadian Natural Resources Ltd.
6.25%, 03/15/38	61,000	68,684
ConocoPhillips Holding Co.
6.95%, 04/15/29	404,000	508,941
Devon Energy Corp.
7.95%, 04/15/32	202,000	268,231
EnCana Holdings Finance Corp.
5.80%, 05/01/14	300,000	336,253
EOG Resources Inc.
4.10%, 02/01/21	100,000	100,203
Hess Corp.
7.13%, 03/15/33	51,000	60,065
NuStar Logistics LP
4.80%, 09/01/20	25,000	25,005
Pemex Project Funding Master Trust
6.63%, 06/15/35	202,000	209,936
Petrobras International Finance Co.
5.75%, 01/20/20	234,000	253,593
Shell International Finance BV
6.38%, 12/15/38	100,000	120,183
Statoil ASA
3.13%, 08/17/17	100,000	101,401
Suncor Energy Inc.
6.10%, 06/01/18	150,000	174,287
Talisman Energy Inc.
3.75%, 02/01/21	50,000	48,445
Total Capital SA
2.30%, 03/15/16	100,000	99,285
Valero Energy Corp.
7.50%, 04/15/32	51,000	54,957

		2,755,015
OIL & GAS SERVICES-0.13%
Weatherford International Ltd.
9.63%, 03/01/19	150,000	193,510

		193,510
PHARMACEUTICALS-1.69%
Abbott Laboratories
5.88%, 05/15/16	101,000	119,046
AmerisourceBergen Corp.
5.88%, 09/15/15	101,000	114,753
AstraZeneca PLC
5.40%, 09/15/12	202,000	218,685
Bristol-Myers Squibb Co.
5.88%, 11/15/36	101,000	115,294
Eli Lilly and Co.
5.55%, 03/15/37	81,000	86,178
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	358,000	420,276

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Government/Credit Bond Fund

November 30, 2010

Medco Health Solutions Inc.
2.75%, 09/15/15	100,000	101,733
Merck & Co. Inc.
4.75%, 03/01/15	300,000	335,204
Pfizer Inc.
7.20%, 03/15/39	230,000	303,800
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	300,000	335,137
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	101,000	114,452
Wyeth
5.50%, 02/01/14	293,000	328,966

		2,593,524
PIPELINES-0.88%
Energy Transfer Partners LP
5.65%, 08/01/12(a)	250,000	265,035
Enterprise Products Operating LP
5.60%, 10/15/14	222,000	247,986
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	142,000	146,437
Magellan Midstream Partners LP
4.25%, 02/01/21	100,000	100,440
Plains All American Pipeline LP
3.95%, 09/15/15	100,000	104,139
TransCanada PipeLines Ltd.
7.13%, 01/15/19	184,000	231,149
Williams Partners LP
5.25%, 03/15/20	234,000	250,012

		1,345,198
REAL ESTATE INVESTMENT TRUSTS-0.34%
ERP Operating LP
5.25%, 09/15/14	234,000	257,877
HCP Inc.
6.70%, 01/30/18	234,000	257,746

		515,623
RETAIL-1.19%
Costco Wholesale Corp.
5.50%, 03/15/17	81,000	94,214
CVS Caremark Corp.
6.13%, 08/15/16	61,000	70,701
Home Depot Inc. (The)
5.40%, 03/01/16	202,000	229,958
5.88%, 12/16/36	103,000	106,783
McDonald’s Corp.
5.35%, 03/01/18	200,000	231,173
Target Corp.
7.00%, 01/15/38	303,000	376,390
Wal-Mart Stores Inc.
4.55%, 05/01/13	657,000	713,270

		1,822,489
SOFTWARE-0.28%
Microsoft Corp.
3.00%, 10/01/20	100,000	97,529
Oracle Corp.
5.25%, 01/15/16	202,000	231,532
5.38%, 07/15/40(c)	100,000	103,318

		432,379

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Government/Credit Bond Fund

November 30, 2010

TELECOMMUNICATIONS-2.33%
American Tower Corp.
5.05%, 09/01/20	50,000	50,975
AT&T Inc.
6.55%, 02/15/39	300,000	328,586
BellSouth Corp.
6.00%, 11/15/34	202,000	201,867
British Telecom PLC
9.88%, 12/15/30	81,000	107,979
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	230,000	256,317
Cisco Systems Inc.
4.45%, 01/15/20	200,000	214,788
5.50%, 02/22/16	101,000	117,827
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61,000	82,266
Embarq Corp.
7.08%, 06/01/16	177,000	199,374
France Telecom SA
8.50%, 03/01/31	202,000	273,755
Qwest Corp.
6.88%, 09/15/33	31,000	30,690
8.88%, 03/15/12	81,000	87,682
Rogers Wireless Inc.
6.38%, 03/01/14	61,000	69,222
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12	404,000	426,719
Telecom Italia Capital SA
5.25%, 10/01/15	230,000	242,876
Telefonica Europe BV
8.25%, 09/15/30	202,000	239,626
Verizon Communications Inc.
5.55%, 02/15/16	202,000	232,800
7.35%, 04/01/39	184,000	225,656
Vodafone Group PLC
5.75%, 03/15/16	162,000	184,782

		3,573,787
TRANSPORTATION-0.58%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	202,000	223,942
CSX Corp.
3.70%, 10/30/20	100,000	97,593
Norfolk Southern Corp.
7.05%, 05/01/37	51,000	62,311
Union Pacific Corp.
5.78%, 07/15/40(c)	230,000	239,175
United Parcel Service Inc.
4.50%, 01/15/13	250,000	268,293

		891,314

TOTAL CORPORATE BONDS & NOTES
(Cost: $49,085,822)		53,257,552

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Government/Credit Bond Fund

November 30, 2010

FOREIGN GOVERNMENT BONDS & NOTES(d)-2.96%

BRAZIL-0.78%
Brazil (Federative Republic of)
6.00%, 01/17/17	300,000	347,250
8.00%, 01/15/18	715,000	854,425

		1,201,675
CANADA-0.87%
Export Development Canada
3.13%, 04/24/14	204,000	217,777
Nova Scotia (Province of)
2.38%, 07/21/15	100,000	102,088
Ontario (Province of)
4.95%, 11/28/16(a)	440,000	501,092
Quebec (Province of)
5.00%, 03/01/16	202,000	230,684
7.50%, 09/15/29	202,000	284,128

		1,335,769
ITALY-0.39%
Italy (Republic of)
4.50%, 01/21/15	560,000	588,726

		588,726
MEXICO-0.54%
United Mexican States
6.38%, 01/16/13	293,000	323,033
7.50%, 04/08/33	404,000	505,000

		828,033
PERU-0.20%
Peru (Republic of)
7.13%, 03/30/19	250,000	305,625

		305,625
POLAND-0.18%
Poland (Republic of)
6.38%, 07/15/19	250,000	277,500

		277,500

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $4,230,706)		4,537,328

MUNICIPAL DEBT OBLIGATIONS-0.85%

CALIFORNIA-0.38%
Bay Area Toll Authority, Toll Bridge Revenue, Series S1
7.04%, 04/01/41	100,000	99,935
California State, General Obligations Unlimited
7.30%, 10/01/39	250,000	250,007
Los Angeles Community College District, General Obligations Unlimited
6.75%, 08/01/42	100,000	105,660
Los Angeles Department of Water & Power Revenue
5.38%, 07/01/41	50,000	49,510
Sacramento Municipal Utility District, Electric Revenue
6.16%, 05/15/36	80,000	78,437

		583,549

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Government/Credit Bond Fund

November 30, 2010

GEORGIA-0.05%
Municipal Electric Authority of Georgia, Revenue
6.66%, 04/01/18	80,000	78,186

		78,186
ILLINOIS-0.14%
Illinois State, General Obligations Unlimited
5.10%, 06/01/33	270,000	210,389

		210,389
MASSACHUSETTS-0.04%
Massachusetts State, General Obligations Limited, Series D
4.50%, 08/01/31	75,000	67,441

		67,441
NEW YORK-0.11%
Metropolitan Transportation Authority, Dedicated Tax Fund Revenue
7.34%, 11/15/39	60,000	68,671
New York City Municipal Water Finance Authority, Water & Sewer System Revenue
5.72%, 06/15/42	100,000	97,671

		166,342
OHIO-0.13%
Ohio Water Development Authority, Water Pollution Control Revenue
4.88%, 12/01/34	200,000	192,712

		192,712

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,354,858)		1,298,619

U.S. GOVERNMENT & AGENCY OBLIGATIONS-60.39%

U.S. GOVERNMENT AGENCY OBLIGATIONS-8.77%
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12	1,634,000	1,669,420
4.50%, 01/15/13(a)	2,274,000	2,457,799
4.50%, 01/15/15(a)	1,750,000	1,972,608
4.88%, 06/13/18(a)	504,000	582,010
5.13%, 07/15/12	500,000	536,911
Federal National Mortgage Association
1.25%, 06/22/12(a)	2,667,000	2,697,227
5.00%, 04/15/15(a)	1,960,000	2,255,509
6.63%, 11/15/30(a)	980,000	1,294,348

		13,465,832
U.S. GOVERNMENT OBLIGATIONS-51.62%
U.S. Treasury Bonds
4.25%, 11/15/40	1,250,000	1,281,538
4.38%, 05/15/40	1,300,000	1,361,503
4.50%, 02/15/36(a)	467,000	504,570
4.50%, 08/15/39	3,668,000	3,923,770
4.63%, 02/15/40(a)	234,000	255,514
7.63%, 02/15/25	3,080,000	4,560,956
8.13%, 08/15/19(a)	1,820,000	2,630,282

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Government/Credit Bond Fund

November 30, 2010

U.S. Treasury Notes
1.25%, 08/31/15(a)	750,000	745,642
1.25%, 10/31/15(a)	700,000	693,756
1.38%, 04/15/12	9,142,000	9,271,451
1.38%, 09/15/12	9,455,000	9,611,953
1.38%, 05/15/13	1,000,000	1,019,780
1.88%, 06/30/15	500,000	512,500
2.50%, 04/30/15(a)	2,987,000	3,148,089
3.25%, 03/31/17	392,000	422,780
3.50%, 05/15/20(a)	1,300,000	1,387,555
3.63%, 08/15/19(a)	8,540,000	9,265,046
4.63%, 12/31/11	6,511,000	6,812,393
4.63%, 11/15/16	8,526,000	9,906,615
4.75%, 05/15/14(a)	10,500,000	11,888,940

		79,204,633

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $88,301,331)		92,670,465

Security	Shares	Value

SHORT-TERM INVESTMENTS-24.89%

MONEY MARKET FUNDS-24.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(e)(f)(g)	32,055,730	32,055,730
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(e)(f)(g)	5,179,680	5,179,680
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(e)(f)	965,549	965,549

		38,200,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,200,959)		38,200,959

TOTAL INVESTMENTS IN SECURITIES-123.80%
(Cost: $181,173,676)		189,964,923
Other Assets, Less Liabilities-(23.80)%		(36,517,601)

NET ASSETS-100.00%		$153,447,322

FDIC - Federal Deposit Insurance Corp.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Variable rate security. Rate shown is as of report date.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Investments are denominated in U.S. dollars.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES-91.97%

ADVERTISING-0.05%
Omnicom Group Inc.
4.45%, 08/15/20	$400,000	$403,241
6.25%, 07/15/19	1,000,000	1,135,650

		1,538,891
AEROSPACE & DEFENSE-1.05%
Boeing Co. (The)
1.88%, 11/20/12	4,000,000	4,082,845
4.88%, 02/15/20	1,250,000	1,384,630
6.00%, 03/15/19	2,550,000	3,026,089
Embraer Overseas Ltd.
6.38%, 01/15/20	1,750,000	1,888,233
General Dynamics Corp.
4.25%, 05/15/13	2,500,000	2,702,545
5.25%, 02/01/14	1,174,000	1,314,879
L-3 Communications Corp.
4.75%, 07/15/20	1,750,000	1,791,144
5.20%, 10/15/19	1,300,000	1,376,046
Lockheed Martin Corp.
4.25%, 11/15/19	1,250,000	1,312,111
Northrop Grumman Corp.
3.70%, 08/01/14	2,500,000	2,634,556
Raytheon Co.
4.40%, 02/15/20	2,550,000	2,692,978
6.40%, 12/15/18	500,000	595,197
Rockwell Collins Inc.
5.25%, 07/15/19	200,000	225,120
United Technologies Corp.
4.50%, 04/15/20	2,000,000	2,172,570
4.88%, 05/01/15	3,000,000	3,381,153
6.13%, 02/01/19	1,711,000	2,061,821

		32,641,917
AGRICULTURE-1.12%
Altria Group Inc.
4.13%, 09/11/15	1,000,000	1,062,692
8.50%, 11/10/13	3,750,000	4,471,887
9.25%, 08/06/19	2,625,000	3,491,106
9.70%, 11/10/18	3,555,000	4,764,844
Archer-Daniels-Midland Co.
5.45%, 03/15/18	750,000	859,112
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	2,375,000	2,514,712
8.50%, 06/15/19	400,000	475,895
Lorillard Tobacco Co.
6.88%, 05/01/20	1,000,000	1,051,472
8.13%, 06/23/19	2,000,000	2,267,457
Philip Morris International Inc.
4.50%, 03/26/20	1,750,000	1,868,548
4.88%, 05/16/13	2,450,000	2,674,566
5.65%, 05/16/18	3,333,000	3,891,191
Reynolds American Inc.
6.75%, 06/15/17	1,322,000	1,509,261
7.25%, 06/01/13	1,950,000	2,190,492
7.63%, 06/01/16	1,500,000	1,785,269

		34,878,504

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

AIRLINES-0.25%
Continental Airlines Inc. Series 2010 Class A
4.75%, 01/12/21	200,000	202,000
Delta Airlines Inc. Series 2010-1 Class A
6.20%, 07/02/18	2,000,000	2,150,000
Southwest Airlines Co.
5.75%, 12/15/16(a)	2,000,000	2,151,158
United Airlines 2009-1
10.40%, 05/01/18	2,832,920	3,286,187

		7,789,345
AUTO MANUFACTURERS-0.12%
Daimler Finance North America LLC
6.50%, 11/15/13	3,333,000	3,801,952

		3,801,952
AUTO PARTS & EQUIPMENT-0.15%
BorgWarner Inc.
4.63%, 09/15/20	2,200,000	2,248,404
Johnson Controls Inc.
5.50%, 01/15/16	2,200,000	2,452,127

		4,700,531
BANKS-14.62%
American Express Bank FSB
5.55%, 10/17/12	5,004,000	5,371,702
6.00%, 09/13/17	750,000	845,606
American Express Centurion Bank
6.00%, 09/13/17(a)	1,250,000	1,409,343
Bank of America Corp.
4.50%, 04/01/15	6,000,000	6,126,474
4.88%, 01/15/13	7,220,000	7,525,441
4.90%, 05/01/13	2,000,000	2,097,143
5.42%, 03/15/17	1,500,000	1,501,774
5.49%, 03/15/19	2,250,000	2,226,823
5.63%, 07/01/20	3,750,000	3,785,473
5.65%, 05/01/18	6,475,000	6,681,879
5.75%, 12/01/17	5,500,000	5,742,477
6.50%, 08/01/16	2,250,000	2,448,869
7.38%, 05/15/14	5,000,000	5,562,566
7.63%, 06/01/19	2,750,000	3,143,380
Bank of America N.A. Series BKNT
5.30%, 03/15/17	2,000,000	2,043,140
6.10%, 06/15/17	5,100,000	5,396,136
Bank of Montreal
2.13%, 06/28/13	1,000,000	1,024,507
Bank of New York Mellon Corp. (The)
2.95%, 06/18/15	3,500,000	3,641,563
3.10%, 01/15/15	500,000	518,343
4.30%, 05/15/14	2,000,000	2,151,823
4.60%, 01/15/20	2,125,000	2,281,060
4.95%, 11/01/12	3,333,000	3,571,545
5.45%, 05/15/19	1,500,000	1,712,947
Bank of Nova Scotia
2.25%, 01/22/13	2,000,000	2,046,133
3.40%, 01/22/15	5,000,000	5,273,854

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Barclays Bank PLC
2.50%, 01/23/13	3,900,000	3,981,452
5.00%, 09/22/16	2,000,000	2,165,687
5.13%, 01/08/20	4,250,000	4,399,545
5.14%, 10/14/20	2,000,000	1,866,652
5.20%, 07/10/14	2,000,000	2,187,727
5.45%, 09/12/12	3,750,000	4,028,980
6.75%, 05/22/19	1,750,000	2,005,511
BB&T Corp.
3.85%, 07/27/12	1,000,000	1,055,966
5.20%, 12/23/15	1,137,000	1,258,434
5.25%, 11/01/19	3,000,000	3,187,219
5.70%, 04/30/14	2,700,000	2,998,325
BNP Paribas SA
2.13%, 12/21/12	2,250,000	2,296,152
3.25%, 03/11/15	1,000,000	1,028,807
Canadian Imperial Bank of Commerce
1.45%, 09/13/13	1,500,000	1,510,797
Charter One Bank N.A.
6.38%, 05/15/12	1,000,000	1,044,599
China Development Bank
5.00%, 10/15/15	1,000,000	1,108,432
Comerica Bank
5.20%, 08/22/17	2,700,000	2,817,047
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.13%, 10/13/15	1,000,000	993,592
Credit Suisse
5.40%, 01/14/20	2,500,000	2,619,770
Credit Suisse New York
3.45%, 07/02/12	2,000,000	2,073,279
3.50%, 03/23/15	2,500,000	2,599,997
5.00%, 05/15/13	7,000,000	7,578,533
5.30%, 08/13/19	1,500,000	1,613,915
5.50%, 05/01/14	4,000,000	4,423,119
6.00%, 02/15/18	2,000,000	2,176,834
Deutsche Bank AG London
2.38%, 01/11/13	2,000,000	2,042,253
3.45%, 03/30/15	4,450,000	4,610,421
4.88%, 05/20/13	2,000,000	2,157,654
5.38%, 10/12/12	4,000,000	4,309,717
6.00%, 09/01/17	6,004,000	6,861,880
Discover Bank
7.00%, 04/15/20	500,000	543,020
8.70%, 11/18/19	1,000,000	1,185,378
Export-Import Bank of Korea (The)
5.13%, 06/29/20	2,450,000	2,520,726
5.50%, 10/17/12	2,550,000	2,715,433
8.13%, 01/21/14	4,650,000	5,382,989
Fifth Third Bancorp
4.50%, 06/01/18	500,000	489,232
5.45%, 01/15/17	1,300,000	1,351,564
6.25%, 05/01/13	1,500,000	1,634,542
Fifth Third Capital Trust IV
6.50%, 04/15/17(b)	500,000	465,000
HSBC Bank (USA) N.A.
4.63%, 04/01/14	2,500,000	2,655,254
4.88%, 08/24/20	1,000,000	1,009,897
HSBC Holdings PLC
5.25%, 12/12/12	2,211,000	2,343,607
HSBC USA Inc.
5.00%, 09/27/20	2,000,000	1,947,516
ICICI Bank Ltd.
6.63%, 10/03/12(c)	1,500,000	1,591,710

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

JPMorgan Chase Bank N.A.
6.00%, 10/01/17	6,341,000	7,093,972
KeyBank N.A.
5.45%, 03/03/16	1,536,000	1,620,840
5.70%, 08/15/12	1,350,000	1,420,875
KeyCorp
3.75%, 08/13/15	2,000,000	2,024,489
KfW
1.25%, 06/15/12	2,000,000	2,018,134
1.38%, 07/15/13	2,000,000	2,024,597
1.88%, 01/14/13	12,500,000	12,793,491
2.00%, 01/17/12	5,500,000	5,586,806
2.63%, 03/03/15(a)	5,100,000	5,332,006
2.75%, 10/21/14	2,500,000	2,630,992
3.25%, 10/14/11	7,000,000	7,179,060
3.25%, 03/15/13	6,750,000	7,120,308
3.50%, 05/16/13	6,500,000	6,917,305
3.50%, 03/10/14	9,350,000	10,062,927
4.00%, 01/27/20(a)	3,500,000	3,787,497
4.50%, 07/16/18(a)	6,047,000	6,839,296
4.75%, 05/15/12	2,500,000	2,648,537
4.88%, 01/17/17	6,000,000	6,922,738
4.88%, 06/17/19	3,000,000	3,468,193
Korea Development Bank
3.25%, 03/09/16(a)	3,000,000	2,937,369
Kreditanstalt fuer Wiederaufbau
2.75%, 09/08/20	5,250,000	5,101,055
Landeskreditbank Baden-Wuerttemberg - Foerderbank
4.88%, 01/13/12(a)	1,200,000	1,254,313
Landwirtschaftliche Rentenbank
3.13%, 07/15/15	6,000,000	6,351,853
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	6,010,000	6,941,574
Manufacturers and Traders Trust Co.
6.63%, 12/04/17	1,000,000	1,123,585
National City Corp.
4.90%, 01/15/15	1,322,000	1,447,433
Northern Trust Corp.
3.45%, 11/04/20	150,000	147,937
4.63%, 05/01/14	1,000,000	1,080,595
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	3,333,000	3,580,357
4.88%, 02/16/16(a)	4,250,000	4,814,303
5.00%, 04/25/17	1,800,000	2,059,057
PNC Funding Corp.
4.25%, 09/21/15(d)	750,000	801,530
4.38%, 08/11/20(d)	2,000,000	2,020,236
5.13%, 02/08/20(d)	1,500,000	1,599,348
5.25%, 11/15/15(d)	3,837,000	4,247,661
5.40%, 06/10/14(d)	3,000,000	3,295,559
5.63%, 02/01/17(a)(d)	1,750,000	1,884,539
Regions Bank
7.50%, 05/15/18	1,000,000	960,000
Royal Bank of Canada
1.13%, 01/15/14	1,000,000	993,565
2.10%, 07/29/13	1,000,000	1,024,658
2.63%, 12/15/15	2,000,000	2,051,443
Royal Bank of Canada, New York
2.25%, 03/15/13	500,000	515,415

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Royal Bank of Scotland Group PLC
3.40%, 08/23/13	2,450,000	2,481,438
4.88%, 03/16/15	2,250,000	2,321,020
5.00%, 10/01/14	1,833,000	1,803,769
5.05%, 01/08/15	2,000,000	1,969,782
5.63%, 08/24/20	3,000,000	2,961,974
6.40%, 10/21/19	1,000,000	1,023,994
Sovereign Bank
5.13%, 03/15/13	4,250,000	4,334,098
8.75%, 05/30/18	250,000	278,329
State Street Corp.
4.30%, 05/30/14	1,500,000	1,609,949
5.25%, 10/15/18	1,000,000	1,108,873
SunTrust Bank
6.00%, 09/11/17	750,000	803,907
7.25%, 03/15/18	500,000	556,794
Swedish Export Credit Corp.
3.25%, 09/16/14	1,500,000	1,591,377
U.S. Bancorp
2.45%, 07/27/15	2,000,000	2,025,126
2.88%, 11/20/14	500,000	512,480
U.S. Bancorp Series MTN
1.13%, 10/30/13	2,000,000	1,987,966
1.38%, 09/13/13	3,000,000	3,005,612
U.S. Bancorp Series S
2.00%, 06/14/13	1,500,000	1,520,236
UBS AG Stamford
3.88%, 01/15/15	1,500,000	1,564,438
4.88%, 08/04/20	4,000,000	4,149,468
5.75%, 04/25/18	2,950,000	3,278,549
5.88%, 12/20/17	5,033,000	5,641,989
UBS AG Stamford Series 10
5.88%, 07/15/16	2,250,000	2,452,787
UBS Preferred Funding Trust V Series 1
6.24%, 05/15/16(a)(b)	1,300,000	1,241,500
US Bank N.A.
4.80%, 04/15/15	1,692,000	1,858,478
Wachovia Bank N.A./Wells Fargo & Co.
4.88%, 02/01/15	4,192,000	4,486,585
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14	2,750,000	2,966,731
5.50%, 05/01/13	6,000,000	6,544,053
5.63%, 10/15/16	2,750,000	3,047,710
5.75%, 06/15/17	3,900,000	4,366,309
5.75%, 02/01/18	1,900,000	2,127,150
Wells Fargo & Co.
3.63%, 04/15/15(a)	2,500,000	2,608,937
5.00%, 11/15/14	1,000,000	1,075,431
5.13%, 09/01/12(a)	4,000,000	4,259,283
5.13%, 09/15/16	1,250,000	1,357,961
5.63%, 12/11/17	3,897,000	4,358,511
Wells Fargo Bank N.A.
4.75%, 02/09/15	4,000,000	4,279,229
5.75%, 05/16/16	900,000	1,003,851
Westpac Banking Corp.
2.10%, 08/02/13	1,500,000	1,523,209
2.25%, 11/19/12	4,050,000	4,127,417
3.00%, 08/04/15	3,500,000	3,558,927
4.20%, 02/27/15	1,000,000	1,069,415
4.63%, 06/01/18	1,650,000	1,711,283

		453,249,538

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

BEVERAGES-1.99%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	2,670,000	3,010,058
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	3,750,000	3,880,741
4.13%, 01/15/15	4,000,000	4,291,229
5.38%, 01/15/20	3,000,000	3,357,344
Bottling Group LLC
5.50%, 04/01/16(c)	1,322,000	1,540,761
6.95%, 03/15/14	2,500,000	2,929,885
Coca-Cola Co. (The)
1.50%, 11/15/15	1,000,000	978,163
3.15%, 11/15/20	600,000	583,163
3.63%, 03/15/14	1,950,000	2,078,279
5.35%, 11/15/17	2,500,000	2,892,488
Coca-Cola Enterprises Inc.
1.13%, 11/12/13	100,000	99,593
3.50%, 09/15/20	750,000	729,570
7.38%, 03/03/14	5,400,000	6,391,928
Diageo Capital PLC
7.38%, 01/15/14	2,750,000	3,221,190
Diageo Finance BV
5.30%, 10/28/15	3,333,000	3,767,313
5.50%, 04/01/13	3,250,000	3,566,116
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	1,500,000	1,812,328
PepsiAmericas Inc.
4.38%, 02/15/14	2,500,000	2,718,787
PepsiCo Inc.
3.10%, 01/15/15	4,000,000	4,227,790
3.13%, 11/01/20	500,000	484,967
4.50%, 01/15/20	1,500,000	1,630,160
4.65%, 02/15/13	3,333,000	3,597,210
5.00%, 06/01/18	1,950,000	2,205,173
7.90%, 11/01/18	1,322,000	1,753,896

		61,748,132
BIOTECHNOLOGY-0.49%
Amgen Inc.
4.85%, 11/18/14(a)	2,500,000	2,788,961
5.70%, 02/01/19	1,711,000	2,003,333
Biogen Idec Inc.
6.00%, 03/01/13	4,250,000	4,606,750
Celgene Corp.
3.95%, 10/15/20	1,500,000	1,476,313
Genentech Inc.
4.75%, 07/15/15	2,000,000	2,235,576
Life Technologies Corp.
4.40%, 03/01/15	2,000,000	2,113,769

		15,224,702
BUILDING MATERIALS-0.30%
CRH America Inc.
5.30%, 10/15/13	1,666,000	1,786,979
6.00%, 09/30/16	2,200,000	2,424,923
6.95%, 03/15/12	935,000	990,318
Lafarge SA
6.50%, 07/15/16	2,000,000	2,164,177
Owens Corning
9.00%, 06/15/19	1,640,000	1,951,600

		9,317,997

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

CHEMICALS-1.43%
Airgas Inc.
2.85%, 10/01/13	1,000,000	1,016,193
Dow Chemical Co. (The)
4.25%, 11/15/20	1,000,000	970,246
4.85%, 08/15/12	1,950,000	2,062,519
5.70%, 05/15/18	2,500,000	2,730,189
5.90%, 02/15/15	1,750,000	1,966,358
6.00%, 10/01/12	1,322,000	1,430,085
7.60%, 05/15/14	2,600,000	3,030,257
8.55%, 05/15/19	3,000,000	3,787,166
E.I. du Pont de Nemours and Co.
4.63%, 01/15/20	4,250,000	4,621,899
5.00%, 01/15/13	555,000	600,198
5.88%, 01/15/14	578,000	656,541
6.00%, 07/15/18	2,250,000	2,640,481
Lubrizol Corp.
8.88%, 02/01/19	1,076,000	1,357,105
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	700,000	694,226
5.25%, 05/15/14	2,750,000	3,033,911
PPG Industries Inc.
1.90%, 01/15/16	100,000	97,437
3.60%, 11/15/20	100,000	95,425
5.75%, 03/15/13	2,000,000	2,183,099
6.65%, 03/15/18	584,000	689,223
Praxair Inc.
3.25%, 09/15/15	1,950,000	2,059,418
5.25%, 11/15/14	1,666,000	1,886,902
6.38%, 04/01/12	4,250,000	4,562,800
Rohm and Haas Co.
6.00%, 09/15/17	1,076,000	1,199,655
Sherwin-Williams Co. (The)
3.13%, 12/15/14	500,000	522,421
Sigma-Aldrich Corp.
3.38%, 11/01/20	350,000	337,911

		44,231,665
COMMERCIAL SERVICES-0.72%
Block Financial LLC
5.13%, 10/30/14(a)	1,000,000	960,000
7.88%, 01/15/13(a)	1,000,000	1,030,000
Duke University
4.20%, 04/01/14	1,554,000	1,699,129
Emory University
5.63%, 09/01/19	1,000,000	1,147,067
McKesson Corp.
5.70%, 03/01/17	1,617,000	1,820,280
Moody’s Corp.
5.50%, 09/01/20	800,000	806,157
Princeton University Series A
4.95%, 03/01/19	500,000	561,212
R.R. Donnelley & Sons Co.
4.95%, 04/01/14	1,000,000	1,040,000
6.13%, 01/15/17	1,617,000	1,681,680
7.63%, 06/15/20	1,500,000	1,627,500

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Stanford University
3.63%, 05/01/14	3,000,000	3,218,318
4.75%, 05/01/19	318,000	352,972
Vanderbilt University
5.25%, 04/01/19	750,000	853,073
Western Union Co. (The)
5.25%, 04/01/20	802,000	857,280
5.93%, 10/01/16	1,250,000	1,432,752
6.50%, 02/26/14	2,000,000	2,276,233
Yale University
2.90%, 10/15/14	1,000,000	1,048,053

		22,411,706
COMPUTERS-1.35%
Computer Sciences Corp.
5.50%, 03/15/13	2,000,000	2,150,833
6.50%, 03/15/18	1,000,000	1,110,183
Dell Inc.
2.30%, 09/10/15	700,000	688,616
4.70%, 04/15/13	1,500,000	1,613,028
5.88%, 06/15/19	750,000	845,316
Electronic Data Systems Corp. Series B
6.00%, 08/01/13	2,000,000	2,250,820
Hewlett-Packard Co.
2.20%, 12/01/15	2,000,000	2,005,230
3.75%, 12/01/20	3,000,000	3,008,480
4.25%, 02/24/12	1,450,000	1,512,715
4.50%, 03/01/13	2,750,000	2,959,988
6.13%, 03/01/14	5,388,000	6,117,583
IBM International Group Capital LLC
5.05%, 10/22/12	2,550,000	2,757,428
International Business Machines Corp.
4.75%, 11/29/12	3,333,000	3,592,095
5.70%, 09/14/17	750,000	878,690
6.50%, 10/15/13	2,500,000	2,868,642
7.63%, 10/15/18	2,990,000	3,905,129
8.38%, 11/01/19	1,125,000	1,547,548
Lexmark International Inc.
6.65%, 06/01/18	2,000,000	2,200,000

		42,012,324
COSMETICS & PERSONAL CARE-0.44%
Avon Products Inc.
5.63%, 03/01/14	1,000,000	1,119,701
6.50%, 03/01/19	1,000,000	1,193,838
Colgate-Palmolive Co. Series F
3.15%, 08/05/15	4,000,000	4,220,044
Procter & Gamble Co. (The)
1.38%, 08/01/12	1,500,000	1,516,425
3.50%, 02/15/15	2,200,000	2,361,463
4.70%, 02/15/19	3,000,000	3,357,764

		13,769,235
DISTRIBUTION & WHOLESALE-0.02%
Ingram Micro Inc.
5.25%, 09/01/17	700,000	718,077

		718,077

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

DIVERSIFIED FINANCIAL SERVICES-17.95%
Allstate Life Global Funding Trusts
5.38%, 04/30/13	5,875,000	6,441,136
Alterra Finance LLC
6.25%, 09/30/20	400,000	402,992
American Express Co.
4.88%, 07/15/13	1,666,000	1,794,110
5.50%, 09/12/16	1,625,000	1,796,834
6.80%, 09/01/16(b)	1,322,000	1,312,085
7.00%, 03/19/18	1,800,000	2,108,235
7.25%, 05/20/14	2,500,000	2,877,465
8.13%, 05/20/19	3,200,000	4,023,298
American Express Credit Co. Series C
7.30%, 08/20/13	6,250,000	7,085,546
Ameriprise Financial Inc.
5.30%, 03/15/20	3,000,000	3,228,523
5.65%, 11/15/15	1,200,000	1,344,549
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	3,729,000	4,121,701
6.40%, 10/02/17	2,250,000	2,577,880
6.95%, 08/10/12	4,500,000	4,918,930
7.25%, 02/01/18	5,166,000	6,204,267
BP Capital Markets PLC
3.13%, 10/01/15	2,700,000	2,725,377
3.63%, 05/08/14	3,000,000	3,113,989
3.88%, 03/10/15	2,200,000	2,293,279
4.50%, 10/01/20	2,000,000	2,040,402
4.75%, 03/10/19	1,250,000	1,320,303
5.25%, 11/07/13	3,512,000	3,824,426
Capital One Bank (USA) N.A.
8.80%, 07/15/19	2,500,000	3,099,874
Capital One Financial Corp.
6.15%, 09/01/16	1,750,000	1,907,240
6.75%, 09/15/17	2,000,000	2,311,675
Caterpillar Financial Services Corp.
6.13%, 02/17/14	4,350,000	4,967,327
7.15%, 02/15/19	1,750,000	2,228,452
Charles Schwab Corp. (The)
4.45%, 07/22/20	1,000,000	1,027,927
4.95%, 06/01/14	1,300,000	1,416,837
Citigroup Inc.
5.00%, 09/15/14	3,760,000	3,875,473
5.30%, 10/17/12	4,000,000	4,248,647
5.30%, 01/07/16	2,600,000	2,789,819
5.50%, 04/11/13	14,656,000	15,707,717
5.50%, 10/15/14	2,000,000	2,150,002
5.50%, 02/15/17	2,250,000	2,352,406
5.63%, 08/27/12	4,500,000	4,732,704
6.00%, 08/15/17	1,000,000	1,089,184
6.01%, 01/15/15	4,000,000	4,371,985
6.13%, 11/21/17	6,010,000	6,571,568
6.13%, 05/15/18	6,450,000	7,057,961
6.38%, 08/12/14	4,750,000	5,225,583
6.50%, 08/19/13	2,500,000	2,757,054
8.50%, 05/22/19	4,750,000	5,851,521
CME Group Inc.
5.75%, 02/15/14	1,800,000	2,007,650
Countrywide Financial Corp.
5.80%, 06/07/12(a)	2,985,000	3,127,834
6.25%, 05/15/16	750,000	777,444
Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17(b)	1,617,000	1,528,065

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Credit Suisse (USA) Inc.
5.38%, 03/02/16	5,004,000	5,625,343
6.50%, 01/15/12	3,300,000	3,484,284
Credit Suisse First Boston (USA) Inc.
4.88%, 01/15/15	2,250,000	2,456,673
5.13%, 08/15/15	2,750,000	3,040,858
Discover Financial Services
10.25%, 07/15/19	1,300,000	1,662,890
Eaton Vance Corp.
6.50%, 10/02/17	1,000,000	1,138,819
Eksportfinans A/S
3.00%, 11/17/14	1,500,000	1,574,473
5.00%, 02/14/12	2,000,000	2,101,722
5.50%, 05/25/16	2,000,000	2,321,516
5.50%, 06/26/17	1,000,000	1,157,903
Franklin Resources Inc.
2.00%, 05/20/13	2,500,000	2,535,904
General Electric Capital Corp.
1.88%, 09/16/13	1,000,000	1,001,856
2.80%, 01/08/13	5,000,000	5,122,894
4.38%, 09/16/20	1,750,000	1,721,041
4.80%, 05/01/13	3,250,000	3,483,020
5.00%, 11/15/11(a)	2,000,000	2,084,056
5.00%, 01/08/16	8,535,000	9,309,595
5.25%, 10/19/12	9,616,000	10,308,551
5.50%, 01/08/20	2,000,000	2,148,569
5.63%, 09/15/17(a)	4,000,000	4,383,862
5.63%, 05/01/18	2,800,000	3,062,001
5.88%, 02/15/12	4,500,000	4,753,034
5.90%, 05/13/14	6,000,000	6,709,303
6.00%, 08/07/19	1,690,000	1,883,809
6.38%, 11/15/17(b)	1,500,000	1,477,500
General Electric Capital Corp. Series A
3.75%, 11/14/14	2,250,000	2,366,956
5.45%, 01/15/13	2,750,000	2,960,643
5.55%, 05/04/20(a)	2,000,000	2,136,667
6.00%, 06/15/12	5,250,000	5,627,820
Goldman Sachs Capital II
5.79%, 06/01/12(b)	2,500,000	2,100,000
Goldman Sachs Group Inc. (The)
3.70%, 08/01/15	5,000,000	5,104,239
5.00%, 10/01/14	6,692,000	7,219,673
5.15%, 01/15/14	1,950,000	2,106,385
5.25%, 10/15/13	6,000,000	6,531,667
5.35%, 01/15/16	2,250,000	2,436,472
5.38%, 03/15/20	2,500,000	2,565,809
5.45%, 11/01/12	750,000	804,829
5.63%, 01/15/17	3,500,000	3,671,083
5.70%, 09/01/12	2,150,000	2,302,907
5.75%, 10/01/16	4,250,000	4,687,999
5.95%, 01/18/18	2,750,000	2,982,750
6.00%, 05/01/14	1,700,000	1,886,900
6.00%, 06/15/20	6,000,000	6,429,035
6.15%, 04/01/18	8,706,000	9,511,281
6.60%, 01/15/12	4,250,000	4,506,826
HSBC Finance Capital Trust IX
5.91%, 11/30/15(b)	1,100,000	1,034,000
HSBC Finance Corp.
5.00%, 06/30/15	1,950,000	2,140,700
5.50%, 01/19/16	4,335,000	4,767,907
6.38%, 11/27/12	3,250,000	3,541,695
7.00%, 05/15/12	2,400,000	2,579,817

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

International Lease Finance Corp.
6.75%, 09/01/16(c)	2,000,000	2,130,000
7.13%, 09/01/18(c)	2,000,000	2,135,000
Jefferies Group Inc.
3.88%, 11/09/15	800,000	794,319
5.50%, 03/15/16	900,000	932,682
8.50%, 07/15/19	650,000	744,134
John Deere Capital Corp.
7.00%, 03/15/12	7,213,000	7,798,583
John Deere Capital Corp. Series D
5.35%, 04/03/18(a)	4,000,000	4,551,109
JPMorgan Chase & Co.
4.25%, 10/15/20	3,000,000	2,929,916
4.40%, 07/22/20	1,000,000	988,662
4.65%, 06/01/14	1,950,000	2,098,860
4.75%, 05/01/13	6,000,000	6,445,295
4.95%, 03/25/20	2,000,000	2,060,701
5.13%, 09/15/14	1,500,000	1,615,266
5.15%, 10/01/15	11,820,000	12,699,039
5.38%, 10/01/12	2,250,000	2,412,862
5.75%, 01/02/13	5,892,000	6,397,179
6.00%, 01/15/18	7,050,000	7,987,932
6.30%, 04/23/19	1,750,000	1,988,289
Lazard Group LLC
6.85%, 06/15/17(a)	1,650,000	1,734,344
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	1,000,000	1,033,213
5.45%, 07/15/14(a)	7,192,000	7,586,089
6.05%, 08/15/12	6,500,000	6,870,024
6.05%, 05/16/16	6,300,000	6,547,063
6.40%, 08/28/17	2,275,000	2,442,265
6.88%, 04/25/18	4,338,000	4,766,516
Merrill Lynch & Co. Inc. Series C
5.00%, 02/03/14	2,250,000	2,339,102
Morgan Stanley
4.10%, 01/26/15	2,500,000	2,531,862
4.20%, 11/20/14	1,500,000	1,534,976
4.75%, 04/01/14	5,343,000	5,514,700
5.30%, 03/01/13	8,250,000	8,825,788
5.38%, 10/15/15	1,625,000	1,725,565
5.45%, 01/09/17	4,000,000	4,201,601
5.50%, 01/26/20	3,200,000	3,223,564
5.50%, 07/24/20	3,450,000	3,463,606
5.63%, 01/09/12	2,250,000	2,354,839
5.63%, 09/23/19	5,250,000	5,351,441
5.75%, 10/18/16	2,325,000	2,509,108
5.95%, 12/28/17	1,500,000	1,598,136
6.00%, 05/13/14	5,000,000	5,434,237
6.00%, 04/28/15	7,000,000	7,629,895
6.60%, 04/01/12	1,137,000	1,215,387
6.63%, 04/01/18	4,333,000	4,761,607
7.30%, 05/13/19	2,100,000	2,360,820
Morgan Stanley Series F
5.55%, 04/27/17	2,000,000	2,104,753
MUFG Capital Finance 1 Ltd.
6.35%, 07/25/16	2,324,000	2,318,190
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	2,000,000	2,075,809
5.55%, 01/15/20	750,000	771,796
National Rural Utilities Cooperative Finance Corp.
1.90%, 11/01/15	1,500,000	1,478,124
5.50%, 07/01/13	1,500,000	1,651,210
7.25%, 03/01/12	3,633,000	3,904,184
10.38%, 11/01/18(a)	1,500,000	2,112,567

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Nomura Holdings Inc.
5.00%, 03/04/15	2,500,000	2,645,555
6.70%, 03/04/20	1,000,000	1,093,946
NYSE Euronext
4.80%, 06/28/13	1,000,000	1,077,606
ORIX Corp.
4.71%, 04/27/15	1,250,000	1,272,103
PACCAR Financial Corp. Series S
2.05%, 06/17/13	1,500,000	1,527,830
SLM Corp.
5.00%, 10/01/13	1,990,000	1,990,000
5.13%, 08/27/12	750,000	761,250
5.38%, 05/15/14	2,125,000	2,114,375
8.00%, 03/25/20	1,000,000	1,000,000
8.45%, 06/15/18	3,916,000	4,053,060
Svensk Exportkredit AB
5.13%, 03/01/17	1,000,000	1,144,615
TD Ameritrade Holding Corp.
4.15%, 12/01/14	4,000,000	4,231,828
TECO Finance Inc.
5.15%, 03/15/20	4,000,000	4,290,832
Toyota Motor Credit Corp.
3.20%, 06/17/15	3,000,000	3,167,060
Toyota Motor Credit Corp. Series MTN
1.38%, 08/12/13	1,000,000	1,007,121
UFJ Finance Aruba AEC
6.75%, 07/15/13(a)	4,250,000	4,781,250
Wells Fargo Capital XIII Series G
7.70%, 03/26/13(b)	2,200,000	2,244,000
Wells Fargo Capital XV
9.75%, 09/26/13(b)	2,000,000	2,220,000

		556,595,452
ELECTRIC-4.79%
Alabama Power Co.
4.85%, 12/15/12	3,750,000	4,004,222
Ameren Energy Generating Co.
7.00%, 04/15/18(a)	500,000	513,058
Ameren Illinois Co.
6.13%, 11/15/17	2,000,000	2,211,571
Appalachian Power Co. Series O
5.65%, 08/15/12	1,000,000	1,064,129
Arizona Public Service Co.
5.80%, 06/30/14	2,250,000	2,473,186
Carolina Power & Light Co.
5.30%, 01/15/19	3,000,000	3,402,394
CenterPoint Energy Houston Electric LLC
5.75%, 01/15/14	1,000,000	1,112,462
7.00%, 03/01/14	584,000	673,130
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	3,000,000	3,708,188
Connecticut Light & Power Co.
5.65%, 05/01/18	1,625,000	1,840,556
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	2,200,000	2,538,877
7.13%, 12/01/18	1,174,000	1,478,450
Constellation Energy Group Inc.
4.55%, 06/15/15	3,333,000	3,563,143
Consumers Energy Co.
6.13%, 03/15/19	750,000	876,086
6.70%, 09/15/19	2,650,000	3,242,580

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Detroit Edison Co. (The)
3.45%, 10/01/20	1,000,000	983,850
Dominion Resources Inc.
5.15%, 07/15/15	3,998,000	4,501,458
5.70%, 09/17/12	800,000	862,027
8.88%, 01/15/19	1,250,000	1,667,319
Duke Capital LLC
6.25%, 02/15/13	1,533,000	1,653,616
Duke Energy Corp.
3.95%, 09/15/14	1,625,000	1,733,011
5.05%, 09/15/19	500,000	549,598
6.25%, 01/15/12	3,572,000	3,780,175
7.00%, 11/15/18(a)	2,330,000	2,911,093
Duke Energy Indiana Inc.
3.75%, 07/15/20	2,400,000	2,439,560
Edison International
3.75%, 09/15/17	1,500,000	1,531,233
Enersis SA
7.40%, 12/01/16(a)	2,750,000	3,185,298
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18	3,000,000	3,372,273
Entergy Texas Inc.
7.13%, 02/01/19	1,000,000	1,189,261
Exelon Corp.
4.90%, 06/15/15	3,333,000	3,634,615
Exelon Generation Co. LLC
5.20%, 10/01/19	2,450,000	2,658,120
5.35%, 01/15/14	3,333,000	3,635,954
Florida Power & Light Co.
5.55%, 11/01/17	2,250,000	2,583,819
Florida Power Corp.
5.65%, 06/15/18(a)	3,033,000	3,506,136
FPL Group Capital Inc.
2.55%, 11/15/13	1,000,000	1,021,310
6.65%, 06/15/17(b)	768,000	760,320
7.88%, 12/15/15	1,174,000	1,454,380
Georgia Power Co.
4.25%, 12/01/19	1,000,000	1,053,848
Integrys Energy Group Inc.
4.17%, 11/01/20	500,000	496,953
Kansas City Power & Light Co.
7.15%, 04/01/19	1,800,000	2,191,782
Kentucky Utilities Co.
1.63%, 11/01/15(c)	300,000	295,665
3.25%, 11/01/20(c)	100,000	98,532
LG&E and KU Energy LLC
2.13%, 11/15/15(c)	600,000	589,720
3.75%, 11/15/20(c)	300,000	294,709
Louisville Gas & Electric Co.
1.63%, 11/15/15(c)	250,000	246,476
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	3,333,000	3,826,734
National Grid PLC
6.30%, 08/01/16	3,083,000	3,589,402
Nevada Power Co.
6.50%, 08/01/18	1,250,000	1,472,939
7.13%, 03/15/19	1,000,000	1,218,863
Nisource Finance Corp.
10.75%, 03/15/16	3,400,000	4,454,764
Northern States Power Co.
1.95%, 08/15/15	700,000	701,103
NSTAR
4.50%, 11/15/19	1,000,000	1,084,629

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Ohio Power Co. Series K
6.00%, 06/01/16	4,250,000	4,888,653
Oncor Electric Delivery Co.
6.38%, 05/01/12	500,000	534,305
Pacific Gas & Electric Co.
3.50%, 10/01/20	1,000,000	979,873
4.80%, 03/01/14	4,192,000	4,580,966
PPL Energy Supply LLC
6.20%, 05/15/16	273,000	309,827
6.30%, 07/15/13	2,250,000	2,483,364
Progress Energy Inc.
4.88%, 12/01/19	250,000	272,395
PSEG Power LLC
2.50%, 04/15/13	1,500,000	1,534,599
5.13%, 04/15/20	500,000	539,690
5.50%, 12/01/15	2,200,000	2,484,716
6.95%, 06/01/12	584,000	630,464
Public Service Co. of Colorado
7.88%, 10/01/12	2,000,000	2,238,865
South Carolina Electric & Gas Co.
6.50%, 11/01/18	750,000	907,501
Southern California Edison Co.
5.75%, 03/15/14	1,275,000	1,441,003
Southern Co.
2.38%, 09/15/15	1,700,000	1,700,773
Southwestern Electric Power Co.
6.45%, 01/15/19	1,174,000	1,320,089
Southwestern Electric Power Co. Series F
5.88%, 03/01/18	1,000,000	1,087,665
Southwestern Public Service Co. Series G
8.75%, 12/01/18	1,125,000	1,430,576
TransAlta Corp.
4.75%, 01/15/15	3,000,000	3,202,706
TXU Electric Delivery Co.
6.38%, 01/15/15	1,322,000	1,529,030
UIL Holdings Corp.
4.63%, 10/01/20	500,000	489,503
Union Electric Co.
6.70%, 02/01/19	1,000,000	1,194,470
Virginia Electric and Power Co.
5.10%, 11/30/12	2,250,000	2,422,069
5.95%, 09/15/17	1,000,000	1,170,157
Wisconsin Electric Power Co.
6.00%, 04/01/14	2,375,000	2,695,049
Xcel Energy Inc.
4.70%, 05/15/20	2,450,000	2,634,643

		148,635,528
ELECTRICAL COMPONENTS & EQUIPMENT-0.12%
Emerson Electric Co.
4.13%, 04/15/15	2,700,000	2,943,201
5.25%, 10/15/18	584,000	669,075

		3,612,276
ELECTRONICS-0.62%
Agilent Technologies Inc.
2.50%, 07/15/13	877,000	890,251
5.00%, 07/15/20	1,100,000	1,147,245
5.50%, 09/14/15	1,500,000	1,662,814
6.50%, 11/01/17	500,000	570,131

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Amphenol Corp.
4.75%, 11/15/14	2,550,000	2,738,441
Arrow Electronics Inc.
3.38%, 11/01/15	1,000,000	982,645
Avnet Inc.
5.88%, 03/15/14	1,000,000	1,083,976
5.88%, 06/15/20	1,750,000	1,811,833
Koninklijke Philips Electronics NV
5.75%, 03/11/18	3,325,000	3,837,371
Thermo Fisher Scientific Inc.
3.25%, 11/20/14	4,250,000	4,432,788

		19,157,495
ENTERTAINMENT-0.05%
International Game Technology
7.50%, 06/15/19	1,250,000	1,446,558

		1,446,558
ENVIRONMENTAL CONTROL-0.32%
Allied Waste North America Inc.
6.88%, 06/01/17	2,334,000	2,567,400
Republic Services Inc.
5.00%, 03/01/20	1,750,000	1,895,931
Waste Management Inc.
6.10%, 03/15/18	1,334,000	1,549,218
6.38%, 03/11/15	3,250,000	3,772,874

		9,785,423
FOOD-1.78%
Campbell Soup Co.
3.38%, 08/15/14	2,000,000	2,129,835
ConAgra Foods Inc.
5.88%, 04/15/14	700,000	779,177
7.00%, 04/15/19	750,000	894,214
Corn Products International Inc.
4.63%, 11/01/20	800,000	824,234
General Mills Inc.
5.25%, 08/15/13	300,000	331,768
5.65%, 09/10/12	1,950,000	2,105,041
5.65%, 02/15/19	2,048,000	2,349,216
6.00%, 02/15/12	1,322,000	1,399,954
H.J. Heinz Co.
5.35%, 07/15/13	2,750,000	3,043,232
Kellogg Co.
4.15%, 11/15/19	750,000	793,348
4.45%, 05/30/16	2,500,000	2,760,494
Kraft Foods Inc.
4.13%, 02/09/16	1,500,000	1,607,718
5.38%, 02/10/20	7,000,000	7,810,273
6.00%, 02/11/13	3,683,000	4,055,694
6.13%, 02/01/18	1,101,000	1,297,556
6.13%, 08/23/18	1,500,000	1,766,061
6.25%, 06/01/12	2,250,000	2,423,226
6.50%, 08/11/17	2,500,000	2,995,806
Kroger Co. (The)
6.40%, 08/15/17	1,250,000	1,457,119
7.50%, 01/15/14	3,000,000	3,505,398
Ralcorp Holdings Inc.
4.95%, 08/15/20	900,000	921,103

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Safeway Inc.
3.95%, 08/15/20(a)	1,700,000	1,660,221
5.80%, 08/15/12	1,048,000	1,123,343
6.35%, 08/15/17(a)	750,000	861,460
Sara Lee Corp.
4.10%, 09/15/20	1,500,000	1,488,750
Sysco Corp.
5.25%, 02/12/18	2,000,000	2,248,496
Unilever Capital Corp.
3.65%, 02/15/14(a)	2,500,000	2,663,151

		55,295,888
FOREST PRODUCTS & PAPER-0.29%
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	1,325,000	1,535,105
International Paper Co.
7.40%, 06/15/14(a)	1,076,000	1,235,200
7.95%, 06/15/18	2,174,000	2,641,848
9.38%, 05/15/19	2,500,000	3,237,391
Plum Creek Timberlands LP
4.70%, 03/15/21	200,000	196,871

		8,846,415
GAS-0.18%
AGL Capital Corp.
5.25%, 08/15/19	350,000	376,651
National Fuel Gas Co.
8.75%, 05/01/19	750,000	938,553
Sempra Energy
6.15%, 06/15/18	2,284,000	2,625,531
9.80%, 02/15/19	1,250,000	1,690,356

		5,631,091
HAND & MACHINE TOOLS-0.04%
Black & Decker Corp. (The)
8.95%, 04/15/14	1,000,000	1,220,000

		1,220,000
HEALTH CARE - PRODUCTS-0.79%
Baxter International Inc.
5.90%, 09/01/16	2,700,000	3,218,278
Becton, Dickinson and Co.
3.25%, 11/12/20	1,000,000	975,365
CareFusion Corp.
5.13%, 08/01/14	2,000,000	2,185,385
6.38%, 08/01/19	500,000	580,418
Covidien International Finance SA
4.20%, 06/15/20	3,000,000	3,145,217
6.00%, 10/15/17	1,000,000	1,168,381
Hospira Inc.
6.05%, 03/30/17	2,200,000	2,509,805
Johnson & Johnson
2.95%, 09/01/20	200,000	197,885
5.15%, 08/15/12	2,325,000	2,499,556
5.15%, 07/15/18	750,000	864,861
Medtronic Inc.
4.45%, 03/15/20	2,000,000	2,150,146
4.50%, 03/15/14	700,000	766,787
5.60%, 03/15/19	750,000	871,455

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

St. Jude Medical Inc.
3.75%, 07/15/14	1,010,000	1,080,050
4.88%, 07/15/19	1,000,000	1,097,956
Stryker Corp.
4.38%, 01/15/20	1,000,000	1,064,103

		24,375,648
HEALTH CARE - SERVICES-0.71%
Aetna Inc.
3.95%, 09/01/20	300,000	296,494
6.00%, 06/15/16	1,800,000	2,107,248
CIGNA Corp.
8.50%, 05/01/19	900,000	1,150,161
Coventry Health Care Inc.
5.95%, 03/15/17	900,000	909,000
Humana Inc.
7.20%, 06/15/18	1,000,000	1,164,316
Laboratory Corp. of America Holdings
3.13%, 05/15/16	1,250,000	1,256,892
4.63%, 11/15/20	1,000,000	1,012,664
Quest Diagnostics Inc.
5.45%, 11/01/15	2,000,000	2,230,665
UnitedHealth Group Inc.
4.88%, 03/15/15	1,322,000	1,450,895
5.50%, 11/15/12	2,500,000	2,691,345
6.00%, 02/15/18	1,600,000	1,842,163
WellPoint Inc.
4.35%, 08/15/20	700,000	714,088
5.00%, 12/15/14	1,125,000	1,234,007
5.25%, 01/15/16	2,000,000	2,225,727
5.88%, 06/15/17	750,000	844,152
6.00%, 02/15/14	900,000	1,003,349

		22,133,166
HOME BUILDERS-0.08%
MDC Holdings Inc.
5.63%, 02/01/20	2,000,000	2,000,000
Toll Brothers Finance Corp.
6.75%, 11/01/19	500,000	520,000

		2,520,000
HOME FURNISHINGS-0.07%
Whirlpool Corp.
8.60%, 05/01/14	1,800,000	2,114,409

		2,114,409
HOUSEHOLD PRODUCTS & WARES-0.22%
Clorox Co.
5.45%, 10/15/12	1,000,000	1,078,187
5.95%, 10/15/17	500,000	576,011
Fortune Brands Inc.
5.38%, 01/15/16	2,250,000	2,316,799
Kimberly-Clark Corp.
5.00%, 08/15/13	1,375,000	1,515,360
6.13%, 08/01/17	1,137,000	1,346,729

		6,833,086

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

HOUSEWARES-0.08%
Newell Rubbermaid Inc.
4.70%, 08/15/20	300,000	307,125
5.50%, 04/15/13	2,000,000	2,168,318

		2,475,443
INSURANCE-3.65%
ACE INA Holdings Inc.
2.60%, 11/23/15	2,000,000	2,002,357
5.88%, 06/15/14	1,000,000	1,123,923
5.90%, 06/15/19	750,000	861,214
Aegon NV
4.75%, 06/01/13	1,500,000	1,586,682
Aflac Inc.
3.45%, 08/15/15	700,000	722,576
8.50%, 05/15/19	500,000	629,470
Alleghany Corp.
5.63%, 09/15/20	400,000	400,835
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20	75,000	74,117
Allstate Corp. (The)
5.00%, 08/15/14	1,666,000	1,833,287
7.45%, 05/16/19	750,000	928,286
American International Group Inc.
3.65%, 01/15/14	1,000,000	999,690
5.38%, 10/18/11	1,250,000	1,275,000
5.60%, 10/18/16	2,989,000	3,003,945
5.85%, 01/16/18	1,750,000	1,750,000
8.25%, 08/15/18	4,000,000	4,520,000
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500,000	1,530,526
Berkshire Hathaway Finance Corp.
2.13%, 02/11/13	1,500,000	1,534,678
3.20%, 02/11/15	3,250,000	3,404,156
4.00%, 04/15/12	3,400,000	3,549,940
4.63%, 10/15/13	1,625,000	1,778,937
4.85%, 01/15/15	2,670,000	2,967,975
5.00%, 08/15/13	4,000,000	4,402,686
5.40%, 05/15/18	750,000	837,787
Chubb Corp. (The)
5.75%, 05/15/18	1,000,000	1,136,260
6.38%, 04/15/17(b)	1,500,000	1,567,500
CNA Financial Corp.
5.85%, 12/15/14	1,650,000	1,761,851
5.88%, 08/15/20	900,000	918,519
Genworth Financial Inc.
5.75%, 06/15/14	2,750,000	2,864,479
6.52%, 05/22/18	1,000,000	998,171
Hartford Financial Services Group Inc.
4.63%, 07/15/13	1,300,000	1,367,760
6.00%, 01/15/19	1,500,000	1,584,075
6.30%, 03/15/18	2,637,000	2,844,696
Lincoln National Corp.
7.00%, 05/17/16(b)	1,000,000	960,000
8.75%, 07/01/19	2,150,000	2,733,577
Manulife Financial Corp.
3.40%, 09/17/15	1,000,000	997,136
Marsh & McLennan Companies Inc.
4.85%, 02/15/13	1,000,000	1,051,053
5.75%, 09/15/15	1,000,000	1,097,682
9.25%, 04/15/19	500,000	646,022
MetLife Inc.
2.38%, 02/06/14	2,000,000	2,019,509
5.00%, 06/15/15(a)	3,333,000	3,671,168
6.13%, 12/01/11	2,250,000	2,370,662
7.72%, 02/15/19	1,650,000	2,060,069

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Principal Life Income Fundings Trust
5.30%, 12/14/12	2,000,000	2,161,796
5.30%, 04/24/13	2,353,000	2,565,283
Progressive Corp. (The)
6.70%, 06/15/17(b)	1,000,000	1,040,000
Protective Life Corp.
7.38%, 10/15/19	500,000	555,953
Prudential Financial Inc.
4.50%, 07/15/13	1,800,000	1,916,452
5.10%, 12/14/11	985,000	1,026,178
5.10%, 09/20/14	2,450,000	2,659,712
7.38%, 06/15/19	1,000,000	1,200,694
8.88%, 06/15/18(b)	1,000,000	1,150,000
Prudential Financial Inc. Series D
4.75%, 09/17/15	4,000,000	4,307,566
6.00%, 12/01/17	1,000,000	1,121,328
Reinsurance Group of America Inc.
6.45%, 11/15/19	1,000,000	1,085,140
Torchmark Corp.
9.25%, 06/15/19	325,000	407,253
Transatlantic Holdings Inc.
5.75%, 12/14/15	4,000,000	4,276,005
Travelers Companies Inc. (The)
5.38%, 06/15/12	1,125,000	1,197,955
5.80%, 05/15/18	2,937,000	3,336,446
Unitrin Inc.
6.00%, 11/30/15	1,000,000	1,011,363
Unum Group
7.13%, 09/30/16	650,000	745,036
Willis North America Inc.
6.20%, 03/28/17	485,000	508,264
7.00%, 09/29/19	1,600,000	1,725,777
WR Berkley Corp.
5.38%, 09/15/20	300,000	299,502
XL Capital Ltd.
5.25%, 09/15/14	4,250,000	4,493,821

		113,159,780
INTERNET-0.09%
eBay Inc.
0.88%, 10/15/13	150,000	149,233
1.63%, 10/15/15	750,000	733,084
3.25%, 10/15/20	400,000	382,155
Expedia Inc.
5.95%, 08/15/20(c)	1,400,000	1,420,863

		2,685,335
IRON & STEEL-0.47%
Allegheny Technologies Inc.
9.38%, 06/01/19	400,000	470,000
ArcelorMittal SA
5.25%, 08/05/20	1,000,000	989,032
5.38%, 06/01/13	2,500,000	2,672,755
6.13%, 06/01/18	1,617,000	1,719,654
9.85%, 06/01/19	2,300,000	2,922,463
ArcelorMittal USA Inc.
6.50%, 04/15/14	2,500,000	2,756,190
Nucor Corp.
5.75%, 12/01/17	2,700,000	3,129,485

		14,659,579

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

LODGING-0.09%
Choice Hotels International Inc.
5.70%, 08/28/20	400,000	400,079
Marriott International Inc. Series J
5.63%, 02/15/13	2,179,000	2,326,271

		2,726,350
MACHINERY-0.21%
Caterpillar Inc.
5.70%, 08/15/16	5,004,000	5,846,107
Deere & Co.
4.38%, 10/16/19	504,000	544,732

		6,390,839
MACHINERY-DIVERSIFIED-0.02%
Roper Industries Inc.
6.63%, 08/15/13	500,000	561,206

		561,206
MANUFACTURING-1.46%
3M Co. Series E
4.38%, 08/15/13	2,000,000	2,176,558
Danaher Corp.
5.40%, 03/01/19	500,000	579,341
5.63%, 01/15/18	2,000,000	2,314,089
Dover Corp.
5.45%, 03/15/18	900,000	1,027,792
Eaton Corp.
5.60%, 05/15/18	1,750,000	1,977,548
GE Capital Trust I
6.38%, 11/15/17(b)	1,250,000	1,231,250
General Electric Co.
5.00%, 02/01/13	8,670,000	9,322,809
5.25%, 12/06/17	4,250,000	4,668,557
Harsco Corp.
2.70%, 10/15/15	1,000,000	997,040
Honeywell International Inc.
3.88%, 02/15/14	3,000,000	3,215,832
5.00%, 02/15/19	3,250,000	3,682,658
5.30%, 03/01/18	878,000	990,607
Illinois Tool Works Inc.
5.15%, 04/01/14	2,700,000	3,008,507
Ingersoll-Rand Global Holding Co. Ltd.
6.00%, 08/15/13	1,000,000	1,104,630
6.88%, 08/15/18(a)	1,750,000	2,068,462
ITT Corp.
4.90%, 05/01/14	2,200,000	2,393,339
Textron Inc.
5.60%, 12/01/17	1,000,000	1,062,597
Tyco Electronics Group SA
6.55%, 10/01/17	1,000,000	1,144,917
Tyco International Finance SA
3.38%, 10/15/15	1,000,000	1,046,225
8.50%, 01/15/19	1,000,000	1,317,866

		45,330,624

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

MEDIA-3.29%
CBS Corp.
5.75%, 04/15/20	1,000,000	1,083,062
8.20%, 05/15/14	2,200,000	2,607,000
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	6,942,000	7,985,083
Comcast Corp.
5.15%, 03/01/20(a)	3,000,000	3,229,288
5.70%, 05/15/18	1,800,000	2,033,173
5.90%, 03/15/16	1,950,000	2,238,486
6.30%, 11/15/17	1,750,000	2,056,541
6.50%, 01/15/17	2,700,000	3,167,787
COX Communications Inc.
4.63%, 06/01/13	1,950,000	2,093,689
5.45%, 12/15/14	584,000	654,211
7.13%, 10/01/12	2,125,000	2,335,701
DIRECTV Holdings LLC
3.55%, 03/15/15	2,000,000	2,067,161
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
4.75%, 10/01/14	850,000	920,617
5.88%, 10/01/19	3,250,000	3,598,537
6.38%, 06/15/15(a)	700,000	721,000
7.63%, 05/15/16	1,000,000	1,121,250
Discovery Communications LLC
3.70%, 06/01/15	1,800,000	1,895,746
5.05%, 06/01/20	2,500,000	2,706,622
Historic TW Inc.
6.88%, 06/15/18	1,000,000	1,207,495
NBC Universal Inc.
2.10%, 04/01/14(c)	1,000,000	1,003,001
3.65%, 04/30/15(c)	1,250,000	1,306,262
5.15%, 04/30/20(c)	5,000,000	5,319,653
News America Inc.
5.30%, 12/15/14	3,683,000	4,134,852
6.90%, 03/01/19(a)	1,750,000	2,145,465
Reed Elsevier Capital Inc.
8.63%, 01/15/19	1,700,000	2,206,781
Thomson Reuters Corp.
5.95%, 07/15/13	1,536,000	1,712,084
6.50%, 07/15/18	2,200,000	2,635,513
Time Warner Cable Inc.
5.00%, 02/01/20	2,000,000	2,097,928
5.40%, 07/02/12	3,322,000	3,537,114
5.85%, 05/01/17	1,322,000	1,499,455
6.75%, 07/01/18	2,218,000	2,598,322
7.50%, 04/01/14	3,500,000	4,072,713
8.25%, 02/14/14	2,200,000	2,596,998
8.25%, 04/01/19	2,600,000	3,292,646
8.75%, 02/14/19	500,000	648,518
Time Warner Inc.
5.88%, 11/15/16	4,250,000	4,908,148
Viacom Inc.
5.63%, 09/15/19	500,000	563,789
6.25%, 04/30/16	3,916,000	4,565,688
Walt Disney Co. (The)
4.50%, 12/15/13	1,500,000	1,649,347
5.50%, 03/15/19	2,000,000	2,317,352
6.38%, 03/01/12	3,333,000	3,568,264

		102,102,342

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

METAL FABRICATE & HARDWARE-0.07%
Commercial Metals Co.
7.35%, 08/15/18	2,000,000	2,089,687

		2,089,687
MINING-1.89%
Alcoa Inc.
5.38%, 01/15/13	190,000	201,400
5.55%, 02/01/17(a)	795,000	826,800
6.15%, 08/15/20	1,500,000	1,544,423
6.75%, 07/15/18	3,808,000	4,112,640
Barrick Gold Corp.
6.95%, 04/01/19	2,750,000	3,444,959
Barrick Gold Finance Co.
6.13%, 09/15/13	1,000,000	1,129,763
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	6,692,000	7,260,889
5.50%, 04/01/14	1,000,000	1,122,801
6.50%, 04/01/19(a)	3,100,000	3,793,147
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	4,000,000	4,235,000
8.38%, 04/01/17	3,333,000	3,712,129
Newmont Mining Corp.
5.13%, 10/01/19(a)	2,000,000	2,234,404
Rio Tinto Finance (USA) Ltd.
1.88%, 11/02/15	2,400,000	2,345,720
3.50%, 11/02/20	1,200,000	1,164,080
6.50%, 07/15/18	5,343,000	6,361,340
8.95%, 05/01/14(a)	2,000,000	2,448,269
Teck Resources Ltd.
3.85%, 08/15/17	100,000	102,654
9.75%, 05/15/14	742,000	918,225
10.25%, 05/15/16	1,500,000	1,852,500
Vale Overseas Ltd.
5.63%, 09/15/19	1,500,000	1,621,785
6.25%, 01/11/16	1,500,000	1,680,405
6.25%, 01/23/17	1,322,000	1,499,333
Vulcan Materials Co.
7.00%, 06/15/18	3,250,000	3,527,449
Xstrata Canada Corp.
6.00%, 10/15/15	1,250,000	1,390,908

		58,531,023
MULTI-NATIONAL-6.86%
African Development Bank
1.75%, 10/01/12	3,000,000	3,057,044
1.88%, 01/23/12	2,700,000	2,739,358
3.00%, 05/27/14	4,250,000	4,511,721
Asian Development Bank
1.63%, 07/15/13	8,000,000	8,156,318
2.13%, 03/15/12	2,000,000	2,039,948
2.63%, 02/09/15	2,500,000	2,621,381
2.75%, 05/21/14	3,300,000	3,482,978
3.63%, 09/05/13	2,353,000	2,527,983
Asian Development Bank Series E
5.50%, 06/27/16(a)	1,800,000	2,133,680
Corporacion Andina de Fomento
6.88%, 03/15/12	750,000	799,120
8.13%, 06/04/19	2,000,000	2,437,222

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Council of Europe Development Bank
2.75%, 02/10/15	1,000,000	1,044,880
European Bank for Reconstruction & Development
1.63%, 09/03/15	3,000,000	2,996,891
European Investment Bank
1.63%, 03/15/13	6,800,000	6,924,886
1.63%, 09/01/15	7,000,000	6,974,684
1.75%, 09/14/12	5,600,000	5,703,622
2.63%, 11/15/11	3,000,000	3,058,916
2.88%, 03/15/13	3,250,000	3,400,754
2.88%, 09/15/20	5,000,000	4,892,424
3.00%, 04/08/14	2,600,000	2,757,790
3.13%, 06/04/14	4,000,000	4,259,035
3.25%, 10/14/11	5,000,000	5,127,900
3.25%, 05/15/13	2,250,000	2,379,569
4.63%, 05/15/14	20,092,000	22,426,176
4.88%, 01/17/17	2,000,000	2,307,579
5.13%, 09/13/16	2,000,000	2,327,626
5.13%, 05/30/17	2,500,000	2,915,268
European Investment Bank Series E
2.00%, 02/10/12	6,900,000	7,014,453
4.25%, 07/15/13	9,000,000	9,779,015
Inter-American Development Bank
3.00%, 04/22/14	1,750,000	1,860,851
3.88%, 02/14/20	750,000	808,860
4.25%, 09/10/18	1,000,000	1,120,671
5.13%, 09/13/16(a)	6,692,000	7,808,066
Inter-American Development Bank Series E
3.88%, 09/17/19	1,500,000	1,621,855
Inter-American Development Bank Series G
1.75%, 10/22/12	5,000,000	5,101,803
3.50%, 03/15/13(a)	8,000,000	8,489,712
International Bank for Reconstruction and Development
1.13%, 08/25/14	3,000,000	2,995,947
1.75%, 07/15/13	5,000,000	5,123,030
2.00%, 04/02/12(a)	7,500,000	7,645,690
2.38%, 05/26/15	12,000,000	12,484,310
3.50%, 10/08/13	3,137,000	3,367,174
International Bank for Reconstruction and Development Series G
3.63%, 05/21/13	1,625,000	1,736,819
International Finance Corp.
2.75%, 04/20/15	2,000,000	2,106,761
International Finance Corp. Series G
3.00%, 04/22/14	4,800,000	5,104,048
Korea Development Bank
5.30%, 01/17/13	1,500,000	1,598,924
8.00%, 01/23/14	4,250,000	4,905,196
Nordic Investment Bank
2.38%, 12/15/11	5,200,000	5,294,163
2.63%, 10/06/14	2,000,000	2,098,572
5.00%, 02/01/17	512,000	589,359

		212,660,032
OFFICE & BUSINESS EQUIPMENT-0.51%
Pitney Bowes Inc.
3.88%, 06/15/13	1,000,000	1,040,979
5.00%, 03/15/15	2,200,000	2,342,473
5.75%, 09/15/17	1,137,000	1,209,289
Xerox Corp.
5.50%, 05/15/12	3,600,000	3,816,600
5.63%, 12/15/19(a)	550,000	604,270
6.35%, 05/15/18	1,750,000	2,013,321
6.40%, 03/15/16	4,000,000	4,636,041

		15,662,973

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

OIL & GAS-4.91%
Anadarko Petroleum Corp.
5.95%, 09/15/16	4,833,000	5,144,614
7.63%, 03/15/14(a)	1,500,000	1,684,847
8.70%, 03/15/19(a)	500,000	612,934
Apache Corp.
5.25%, 04/15/13(a)	1,322,000	1,446,631
5.63%, 01/15/17(a)	2,250,000	2,576,038
Canadian Natural Resources Ltd.
5.15%, 02/01/13	1,750,000	1,883,447
5.70%, 05/15/17	2,284,000	2,636,797
Cenovus Energy Inc.
4.50%, 09/15/14	2,750,000	2,992,809
5.70%, 10/15/19	1,000,000	1,155,287
Chevron Corp.
3.95%, 03/03/14	4,500,000	4,846,777
4.95%, 03/03/19	2,550,000	2,942,178
ConocoPhillips
4.75%, 02/01/14	4,000,000	4,405,130
5.20%, 05/15/18	1,650,000	1,867,801
5.75%, 02/01/19	3,000,000	3,511,515
6.00%, 01/15/20	2,450,000	2,936,144
Devon Energy Corp.
6.30%, 01/15/19	1,200,000	1,445,507
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	750,000	852,735
EnCana Holdings Finance Corp.
5.80%, 05/01/14	3,400,000	3,810,864
EOG Resources Inc.
2.50%, 02/01/16	500,000	500,139
2.95%, 06/01/15	2,000,000	2,045,406
4.10%, 02/01/21	250,000	250,507
5.63%, 06/01/19	1,500,000	1,715,311
5.88%, 09/15/17	453,000	525,018
EQT Corp.
8.13%, 06/01/19	750,000	902,275
Hess Corp.
8.13%, 02/15/19	1,500,000	1,954,040
Husky Energy Inc.
5.90%, 06/15/14	2,200,000	2,434,919
Marathon Oil Corp.
5.90%, 03/15/18	1,637,000	1,848,865
6.50%, 02/15/14	1,950,000	2,207,134
7.50%, 02/15/19	1,750,000	2,217,369
Nabors Industries Inc.
9.25%, 01/15/19	3,250,000	4,089,068
Nexen Inc.
5.65%, 05/15/17	2,500,000	2,819,536
Noble Energy Inc.
8.25%, 03/01/19	750,000	963,141
Noble Holding International Ltd.
3.45%, 08/01/15	3,000,000	3,109,358
NuStar Logistics LP
4.80%, 09/01/20	1,600,000	1,600,344
Occidental Petroleum Corp.
7.00%, 11/01/13	2,200,000	2,571,115
Pemex Project Funding Master Trust
5.75%, 03/01/18	4,367,000	4,685,704

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Petro-Canada
6.05%, 05/15/18	2,750,000	3,174,267
Petrobras International Finance Co.
5.75%, 01/20/20	2,000,000	2,167,460
5.88%, 03/01/18	1,762,000	1,912,193
6.13%, 10/06/16	5,750,000	6,431,548
7.88%, 03/15/19	2,700,000	3,304,125
Petroleos Mexicanos
6.00%, 03/05/20(a)	2,450,000	2,638,479
8.00%, 05/03/19	2,500,000	3,099,400
Rowan Companies Inc.
5.00%, 09/01/17	800,000	822,852
Shell International Finance BV
1.88%, 03/25/13	2,500,000	2,547,869
3.10%, 06/28/15	4,000,000	4,174,546
3.25%, 09/22/15	2,250,000	2,363,016
4.00%, 03/21/14	4,400,000	4,739,400
4.30%, 09/22/19	2,000,000	2,155,537
Statoil ASA
3.88%, 04/15/14	2,700,000	2,905,021
5.25%, 04/15/19	2,550,000	2,913,891
Suncor Energy Inc.
6.10%, 06/01/18	750,000	871,433
Sunoco Inc.
4.88%, 10/15/14	1,000,000	1,052,515
Talisman Energy Inc.
7.75%, 06/01/19	1,950,000	2,468,376
Total Capital SA
2.30%, 03/15/16	2,500,000	2,482,131
3.13%, 10/02/15	4,000,000	4,169,812
Transocean Inc.
6.00%, 03/15/18	1,500,000	1,609,873
6.50%, 11/15/20	2,000,000	2,168,305
Valero Energy Corp.
6.13%, 06/15/17	657,000	709,324
6.13%, 02/01/20	1,750,000	1,880,440
6.88%, 04/15/12	1,000,000	1,064,747
9.38%, 03/15/19	1,000,000	1,259,154
XTO Energy Inc.
5.30%, 06/30/15	2,000,000	2,295,549
6.25%, 04/15/13	1,666,000	1,859,821

		152,432,388
OIL & GAS SERVICES-0.25%
Baker Hughes Inc.
7.50%, 11/15/18	950,000	1,208,387
Halliburton Co.
6.15%, 09/15/19(a)	1,500,000	1,749,491
Weatherford International Inc.
6.35%, 06/15/17	1,985,000	2,239,361
Weatherford International Ltd.
5.13%, 09/15/20	2,450,000	2,493,094
5.15%, 03/15/13	48,000	51,080

		7,741,413
PACKAGING & CONTAINERS-0.05%
Bemis Co. Inc.
5.65%, 08/01/14	1,000,000	1,101,752
6.80%, 08/01/19	500,000	581,898

		1,683,650

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

PHARMACEUTICALS-3.04%
Abbott Laboratories
2.70%, 05/27/15	5,500,000	5,696,982
5.13%, 04/01/19	3,050,000	3,465,392
5.60%, 11/30/17	1,966,000	2,300,541
AmerisourceBergen Corp.
5.88%, 09/15/15	795,000	903,255
AstraZeneca PLC
5.40%, 09/15/12	3,333,000	3,608,298
5.90%, 09/15/17	2,850,000	3,383,758
Bristol-Myers Squibb Co.
5.45%, 05/01/18	1,650,000	1,929,417
Cardinal Health Inc.
4.00%, 06/15/15	2,000,000	2,100,342
Eli Lilly and Co.
4.20%, 03/06/14	2,100,000	2,275,393
5.20%, 03/15/17	1,000,000	1,140,817
Express Scripts Inc.
6.25%, 06/15/14	2,000,000	2,273,239
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	6,000,000	6,550,311
5.65%, 05/15/18	3,333,000	3,912,794
Mead Johnson Nutrition Co.
3.50%, 11/01/14	1,500,000	1,566,196
Medco Health Solutions Inc.
2.75%, 09/15/15	400,000	406,933
6.13%, 03/15/13	1,390,000	1,522,323
7.13%, 03/15/18	1,700,000	2,063,324
Merck & Co. Inc.
4.00%, 06/30/15	3,000,000	3,279,979
4.75%, 03/01/15	600,000	670,408
5.00%, 06/30/19	1,500,000	1,713,743
Novartis Capital Corp.
2.90%, 04/24/15	7,000,000	7,319,661
4.13%, 02/10/14	2,200,000	2,379,671
Novartis Securities Investment Ltd.
5.13%, 02/10/19	3,711,000	4,217,471
Pfizer Inc.
4.45%, 03/15/12	3,050,000	3,195,955
5.35%, 03/15/15	7,250,000	8,302,841
6.20%, 03/15/19	2,000,000	2,426,246
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	3,400,000	3,798,221
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	4,000,000	4,136,691
Teva Pharmaceutical Finance III LLC
1.50%, 06/15/12	1,000,000	1,010,796
Wyeth
5.50%, 03/15/13	1,950,000	2,145,422
5.50%, 02/01/14	4,192,000	4,706,573

		94,402,993
PIPELINES-1.74%
Boardwalk Pipelines Partners LP
5.75%, 09/15/19	750,000	826,194
Buckeye Partners LP
5.50%, 08/15/19	500,000	548,256
CenterPoint Energy Resources Corp. Series B
7.88%, 04/01/13	1,000,000	1,138,015
Duke Capital LLC
8.00%, 10/01/19	750,000	933,577

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Enbridge Energy Partners LP
9.88%, 03/01/19	875,000	1,167,673
Enbridge Inc.
5.60%, 04/01/17	1,625,000	1,849,307
Energy Transfer Partners LP
5.95%, 02/01/15	3,400,000	3,745,870
9.00%, 04/15/19	1,800,000	2,259,911
9.70%, 03/15/19	500,000	650,042
Enterprise Products Operating LLC
6.50%, 01/31/19	2,550,000	2,933,400
Enterprise Products Operating LP
4.60%, 08/01/12	1,125,000	1,182,882
5.60%, 10/15/14	3,998,000	4,465,975
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	3,000,000	3,282,065
6.85%, 02/15/20	1,000,000	1,167,558
9.00%, 02/01/19	2,100,000	2,682,367
Magellan Midstream Partners LP
6.55%, 07/15/19	1,625,000	1,886,515
ONEOK Inc.
5.20%, 06/15/15	1,000,000	1,083,217
ONEOK Partners LP
8.63%, 03/01/19	1,000,000	1,266,067
Panhandle Eastern Pipe Line Co. LP
6.05%, 08/15/13	3,000,000	3,239,480
Plains All American Pipeline LP
5.75%, 01/15/20	1,000,000	1,089,039
8.75%, 05/01/19	2,200,000	2,753,088
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	1,125,000	1,312,748
TransCanada PipeLines Ltd.
3.80%, 10/01/20	2,000,000	1,998,939
6.35%, 05/15/17(b)	500,000	490,000
6.50%, 08/15/18	3,823,000	4,627,165
Transcontinental Gas Pipe Line Co. LLC
6.05%, 06/15/18	1,000,000	1,157,206
Williams Partners LP
3.80%, 02/15/15	750,000	786,696
5.25%, 03/15/20	2,500,000	2,671,068
7.25%, 02/01/17	750,000	893,461

		54,087,781
REAL ESTATE-0.02%
Regency Centers LP
5.88%, 06/15/17	500,000	547,567

		547,567
REAL ESTATE INVESTMENT TRUSTS-1.48%
Arden Realty LP
5.25%, 03/01/15	1,000,000	1,074,033
AvalonBay Communities Inc.
3.95%, 01/15/21	550,000	541,112
5.70%, 03/15/17	750,000	849,007
Boston Properties LP
5.63%, 11/15/20	1,000,000	1,102,460
6.25%, 01/15/13	2,273,000	2,474,857
Brandywine Operating Partnership LP
6.00%, 04/01/16	1,000,000	1,059,920
Digital Realty Trust LP
4.50%, 07/15/15(c)	800,000	817,894

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Duke Realty LP
5.95%, 02/15/17	1,000,000	1,066,753
6.75%, 03/15/20	1,250,000	1,391,580
7.38%, 02/15/15	500,000	570,615
Equity One Inc.
6.25%, 12/15/14	500,000	531,699
ERP Operating LP
4.75%, 07/15/20	1,500,000	1,547,271
5.13%, 03/15/16	2,416,000	2,638,734
5.75%, 06/15/17	1,322,000	1,482,513
HCP Inc.
6.00%, 01/30/17	500,000	537,277
6.70%, 01/30/18	1,076,000	1,185,193
Health Care Property Investors Inc.
5.65%, 12/15/13	1,600,000	1,724,370
Health Care REIT Inc.
4.95%, 01/15/21	1,000,000	988,417
6.20%, 06/01/16	1,625,000	1,807,178
Healthcare Realty Trust Inc.
6.50%, 01/17/17	500,000	532,460
Hospitality Properties Trust
5.63%, 03/15/17	900,000	913,186
7.88%, 08/15/14	450,000	508,394
HRPT Properties Trust
6.25%, 06/15/17	1,000,000	1,049,313
Kimco Realty Corp.
5.70%, 05/01/17	2,500,000	2,737,852
Liberty Property LP
6.63%, 10/01/17	1,300,000	1,515,206
Mack-Cali Realty Corp.
7.75%, 08/15/19(a)	300,000	358,891
Nationwide Health Properties Inc.
6.25%, 02/01/13	500,000	538,118
ProLogis
6.63%, 05/15/18	2,250,000	2,410,716
6.88%, 03/15/20	1,500,000	1,626,042
7.63%, 08/15/14	500,000	568,922
Realty Income Corp.
6.75%, 08/15/19	1,000,000	1,153,033
Simon Property Group LP
5.25%, 12/01/16	1,322,000	1,471,591
5.65%, 02/01/20	2,000,000	2,241,928
6.13%, 05/30/18	1,950,000	2,248,054
10.35%, 04/01/19	500,000	701,512
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	400,000	392,907
Vornado Realty Trust
4.25%, 04/01/15	1,500,000	1,537,853

		45,896,861
RETAIL-2.25%
AutoZone Inc.
5.75%, 01/15/15	2,095,000	2,337,024
6.50%, 01/15/14	1,174,000	1,319,257
Costco Wholesale Corp.
5.30%, 03/15/12	979,000	1,036,505
5.50%, 03/15/17(a)	750,000	872,354
CVS Caremark Corp.
3.25%, 05/18/15	2,000,000	2,083,219
4.75%, 05/18/20	2,000,000	2,150,498
5.75%, 06/01/17	2,800,000	3,199,103
6.60%, 03/15/19	1,000,000	1,205,646

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Home Depot Inc. (The)
5.25%, 12/16/13	2,000,000	2,218,629
5.40%, 03/01/16	3,333,000	3,794,303
Kohl’s Corp.
6.25%, 12/15/17	500,000	585,259
Lowe’s Companies Inc.
2.13%, 04/15/16	500,000	501,279
4.63%, 04/15/20	1,250,000	1,361,920
5.40%, 10/15/16	1,500,000	1,739,310
McDonald’s Corp.
4.30%, 03/01/13	3,000,000	3,219,252
5.35%, 03/01/18	2,284,000	2,639,995
Nordstrom Inc.
6.25%, 01/15/18	2,200,000	2,519,295
Staples Inc.
9.75%, 01/15/14	4,000,000	4,890,677
Target Corp.
3.88%, 07/15/20	1,000,000	1,030,720
5.88%, 03/01/12	3,333,000	3,546,695
6.00%, 01/15/18	2,550,000	3,028,943
TJX Companies Inc. (The)
6.95%, 04/15/19	500,000	624,392
Wal-Mart Stores Inc.
1.50%, 10/25/15	3,000,000	2,935,181
2.25%, 07/08/15	1,000,000	1,012,495
3.25%, 10/25/20	3,000,000	2,914,134
3.63%, 07/08/20	1,300,000	1,306,167
4.13%, 02/01/19	500,000	533,142
4.55%, 05/01/13	7,583,000	8,232,454
5.38%, 04/05/17	1,000,000	1,173,145
5.80%, 02/15/18	584,000	685,262
Walgreen Co.
4.88%, 08/01/13	2,500,000	2,736,489
5.25%, 01/15/19	584,000	666,953
Yum! Brands Inc.
3.88%, 11/01/20	300,000	294,602
5.30%, 09/15/19	750,000	821,844
6.25%, 03/15/18	500,000	580,914

		69,797,057
SEMICONDUCTORS-0.14%
Analog Devices Inc.
5.00%, 07/01/14	300,000	325,391
Broadcom Corp.
2.38%, 11/01/15(c)	150,000	148,351
KLA-Tencor Corp.
6.90%, 05/01/18	500,000	563,323
National Semiconductor Corp.
6.60%, 06/15/17	3,000,000	3,417,844

		4,454,909
SOFTWARE-0.93%
Adobe Systems Inc.
3.25%, 02/01/15	750,000	777,700
4.75%, 02/01/20	750,000	793,015
CA Inc.
5.38%, 12/01/19	1,000,000	1,053,133
Dun & Bradstreet Corp.
2.88%, 11/15/15	1,000,000	1,002,779
Fiserv Inc.
6.13%, 11/20/12	1,097,000	1,193,686
6.80%, 11/20/17	500,000	565,077

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Intuit Inc.
5.75%, 03/15/17	2,500,000	2,787,500
Microsoft Corp.
2.95%, 06/01/14	2,500,000	2,630,630
3.00%, 10/01/20	1,100,000	1,072,817
4.20%, 06/01/19	3,050,000	3,276,380
Oracle Corp.
3.75%, 07/08/14	3,000,000	3,212,421
4.95%, 04/15/13	1,000,000	1,093,445
5.00%, 07/08/19	1,000,000	1,114,818
5.25%, 01/15/16	5,004,000	5,735,578
5.75%, 04/15/18	2,100,000	2,427,339

		28,736,318
TELECOMMUNICATIONS-4.96%
America Movil SAB de CV
3.63%, 03/30/15	1,000,000	1,049,480
5.00%, 03/30/20	3,500,000	3,759,385
5.50%, 03/01/14	2,700,000	2,980,557
American Tower Corp.
4.63%, 04/01/15	500,000	528,295
5.05%, 09/01/20	1,000,000	1,019,505
7.00%, 10/15/17	1,000,000	1,152,949
AT&T Inc.
2.50%, 08/15/15	500,000	505,663
4.95%, 01/15/13	4,750,000	5,116,240
5.10%, 09/15/14	4,250,000	4,725,919
5.50%, 02/01/18	4,514,000	5,128,834
5.63%, 06/15/16	1,950,000	2,240,015
5.80%, 02/15/19	2,700,000	3,150,786
6.70%, 11/15/13	3,060,000	3,517,716
AT&T Wireless Services Inc.
8.13%, 05/01/12	4,000,000	4,399,091
British Telecom PLC
5.95%, 01/15/18	2,170,000	2,374,189
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	8,250,000	9,193,994
8.50%, 11/15/18	2,470,000	3,301,567
Cisco Systems Inc.
4.45%, 01/15/20	2,500,000	2,684,847
4.95%, 02/15/19	1,000,000	1,114,224
5.50%, 02/22/16	4,692,000	5,473,691
Corning Inc.
4.25%, 08/15/20	200,000	204,044
Deutsche Telekom International Finance BV
5.88%, 08/20/13	3,115,000	3,467,361
6.00%, 07/08/19(a)	1,000,000	1,164,426
6.75%, 08/20/18	1,200,000	1,448,576
Embarq Corp.
7.08%, 06/01/16	3,333,000	3,754,315
France Telecom SA
4.38%, 07/08/14	1,500,000	1,633,336
5.38%, 07/08/19	1,000,000	1,134,562
Harris Corp.
4.40%, 12/15/20	200,000	198,858
6.38%, 06/15/19	1,300,000	1,481,498
Nokia OYJ
5.38%, 05/15/19	750,000	811,279
Qwest Corp.
6.50%, 06/01/17	1,000,000	1,100,000
7.50%, 10/01/14	1,500,000	1,695,000
8.38%, 05/01/16	2,000,000	2,380,000
8.88%, 03/15/12	1,985,000	2,148,762

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Rogers Wireless Inc.
6.38%, 03/01/14	6,916,000	7,848,144
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12	4,692,000	4,955,853
Telecom Italia Capital SA
5.25%, 11/15/13	7,799,000	8,222,411
7.18%, 06/18/19	2,550,000	2,857,287
Telefonica Emisiones SAU
2.58%, 04/26/13	1,500,000	1,504,360
3.73%, 04/27/15	1,250,000	1,258,281
4.95%, 01/15/15	1,000,000	1,056,530
5.13%, 04/27/20	2,500,000	2,534,908
5.88%, 07/15/19	750,000	803,928
6.22%, 07/03/17	800,000	885,111
6.42%, 06/20/16	1,950,000	2,186,593
Telefonos de Mexico SAB de CV
5.50%, 01/27/15	750,000	827,625
Verizon Communications Inc.
5.25%, 04/15/13	4,250,000	4,640,198
5.50%, 02/15/18(a)	1,000,000	1,133,434
5.55%, 02/15/16	2,600,000	2,996,433
6.10%, 04/15/18	5,692,000	6,688,118
6.35%, 04/01/19	1,000,000	1,192,765
8.75%, 11/01/18	1,174,000	1,577,986
Verizon New Jersey Inc. Series A
5.88%, 01/17/12	2,250,000	2,355,404
Vodafone Group PLC
4.15%, 06/10/14	3,500,000	3,728,471
5.45%, 06/10/19	1,750,000	1,979,539
5.63%, 02/27/17	2,350,000	2,663,337
5.75%, 03/15/16	3,333,000	3,801,719

		153,737,399
TOYS, GAMES & HOBBIES-0.05%
Hasbro Inc.
6.13%, 05/15/14	1,000,000	1,090,000
Mattel Inc.
4.35%, 10/01/20	500,000	496,185

		1,586,185
TRANSPORTATION-1.25%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18(a)	1,666,000	1,917,259
5.90%, 07/01/12	1,950,000	2,094,486
Canadian National Railway Co.
5.55%, 03/01/19	2,550,000	2,962,109
Canadian Pacific Railway Co.
7.25%, 05/15/19	500,000	609,738
CSX Corp.
6.25%, 04/01/15	4,250,000	4,916,677
7.38%, 02/01/19	1,500,000	1,861,939
Federal Express Corp.
9.65%, 06/15/12	300,000	335,274
FedEx Corp.
8.00%, 01/15/19	500,000	631,708
Norfolk Southern Corp.
5.75%, 01/15/16	2,200,000	2,517,264
5.75%, 04/01/18	2,450,000	2,812,931
Ryder System Inc.
3.60%, 03/01/16	100,000	100,641
5.85%, 11/01/16	1,500,000	1,651,954

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

Union Pacific Corp.
5.45%, 01/31/13	1,500,000	1,627,125
5.70%, 08/15/18	1,137,000	1,296,696
5.75%, 11/15/17	2,250,000	2,575,650
7.88%, 01/15/19	1,000,000	1,278,725
United Parcel Service Inc.
3.88%, 04/01/14	2,750,000	2,960,184
4.50%, 01/15/13	5,000,000	5,365,845
5.13%, 04/01/19	1,000,000	1,151,960

		38,668,165
TRUCKING & LEASING-0.04%
GATX Corp.
3.50%, 07/15/16	750,000	756,264
4.75%, 10/01/12	500,000	525,889

		1,282,153
WATER-0.06%
Veolia Environnement
6.00%, 06/01/18(a)	1,625,000	1,868,307

		1,868,307

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,658,473,928)		2,852,195,310

FOREIGN GOVERNMENT BONDS & NOTES(e)-6.22%

BRAZIL-0.66%
Brazil (Federative Republic of)
5.88%, 01/15/19	2,650,000	3,047,500
6.00%, 01/17/17	1,625,000	1,880,938
7.88%, 03/07/15	900,000	1,095,750
8.00%, 01/15/18	7,129,166	8,519,353
8.88%, 10/14/19(a)	1,000,000	1,375,000
10.25%, 06/17/13	1,750,000	2,126,250
12.75%, 01/15/20	1,500,000	2,505,000

		20,549,791
CANADA-2.11%
British Columbia (Province of)
2.85%, 06/15/15	3,000,000	3,154,546
Canada (Government of)
2.38%, 09/10/14	3,000,000	3,131,871
Export Development Canada
2.38%, 03/19/12	5,625,000	5,753,309
3.13%, 04/24/14	4,000,000	4,270,139
Manitoba (Province of)
4.90%, 12/06/16	3,750,000	4,336,959
5.00%, 02/15/12(a)	2,000,000	2,103,935
New Brunswick (Province of)
5.20%, 02/21/17	500,000	577,224
Nova Scotia (Province of)
5.13%, 01/26/17	750,000	861,455
9.25%, 03/01/20	2,000,000	2,844,015
Ontario (Province of)
1.88%, 11/19/12	4,000,000	4,084,670
2.63%, 01/20/12(a)	9,311,000	9,522,268
2.95%, 02/05/15	4,000,000	4,205,290

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

4.00%, 10/07/19	2,000,000	2,124,887
4.10%, 06/16/14	2,000,000	2,186,905
4.40%, 04/14/20	5,250,000	5,696,922
4.95%, 11/28/16(a)	2,000,000	2,277,692
5.45%, 04/27/16	1,625,000	1,889,773
Quebec (Province of)
4.63%, 05/14/18	1,000,000	1,120,296
5.00%, 03/01/16	4,692,000	5,358,266

		65,500,422
CHILE-0.10%
Chile (Republic of)
5.50%, 01/15/13	2,750,000	2,976,875

		2,976,875
HUNGARY-0.10%
Hungary (Republic of)
4.75%, 02/03/15(a)	1,000,000	990,000
6.25%, 01/29/20	2,000,000	1,972,360

		2,962,360
ISRAEL-0.11%
Israel (State of)
5.13%, 03/26/19(a)	2,000,000	2,180,000
5.50%, 11/09/16(a)	1,000,000	1,147,500

		3,327,500
ITALY-0.84%
Italy (Republic of)
2.13%, 10/05/12	4,000,000	4,011,500
3.13%, 01/26/15	3,500,000	3,513,992
4.50%, 01/21/15	13,851,000	14,561,515
5.25%, 09/20/16	3,800,000	4,050,238

		26,137,245
JAPAN-0.50%
Japan Finance Corp.
1.50%, 07/06/12	4,000,000	4,047,741
1.88%, 09/24/15	1,500,000	1,498,938
2.13%, 11/05/12	2,750,000	2,824,731
2.88%, 02/02/15	3,900,000	4,094,931
Japan Finance Organization for Municipalities
5.00%, 05/16/17(a)	2,500,000	2,884,875

		15,351,216
MEXICO-0.79%
United Mexican States
5.13%, 01/15/20	5,500,000	5,971,955
5.63%, 01/15/17	2,200,000	2,483,998
5.88%, 02/17/14	2,500,000	2,787,500
5.95%, 03/19/19	2,000,000	2,295,000
6.38%, 01/16/13	6,706,000	7,393,365
8.13%, 12/30/19	2,250,000	2,953,125
11.38%, 09/15/16(a)	500,000	720,000

		24,604,943

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

PANAMA-0.14%
Panama (Republic of)
5.20%, 01/30/20	4,000,000	4,335,680

		4,335,680
PERU-0.13%
Peru (Republic of)
7.13%, 03/30/19	1,650,000	2,017,125
9.88%, 02/06/15	1,625,000	2,084,063

		4,101,188
POLAND-0.34%
Poland (Republic of)
3.88%, 07/16/15	1,750,000	1,767,500
6.25%, 07/03/12	2,700,000	2,885,625
6.38%, 07/15/19	5,300,000	5,883,000

		10,536,125
SOUTH AFRICA-0.22%
South Africa (Republic of)
5.50%, 03/09/20	2,500,000	2,743,750
6.88%, 05/27/19	2,000,000	2,412,500
7.38%, 04/25/12	1,625,000	1,755,000

		6,911,250
SOUTH KOREA-0.18%
Korea (Republic of)
5.75%, 04/16/14	2,500,000	2,745,272
7.13%, 04/16/19	2,200,000	2,668,298

		5,413,570

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $182,947,049)		192,708,165

MUNICIPAL DEBT OBLIGATIONS-0.33%

CALIFORNIA-0.13%
California State, General Obligations Unlimited
3.95%, 11/01/15	875,000	886,987
5.25%, 04/01/14	2,000,000	2,110,880
6.20%, 10/01/19	1,000,000	1,057,380

		4,055,247
ILLINOIS-0.18%
Illinois State, General Obligations Unlimited
4.07%, 01/01/14	2,500,000	2,569,950
4.42%, 01/01/15	3,000,000	3,119,610

		5,689,560

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Credit Bond Fund

November 30, 2010

NEW JERSEY-0.02%
New Jersey Turnpike Authority Revenue, Series B (AMBAC Insured)
4.25%, 01/01/16	500,000	529,840

		529,840

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $9,984,000)		10,274,647

Security	Shares	Value

SHORT-TERM INVESTMENTS-4.04%

MONEY MARKET FUNDS-4.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(d)(f)(g)	85,668,926	85,668,926
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(d)(f)(g)	13,842,694	13,842,694
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(d)(f)	25,698,325	25,698,325

		125,209,945

TOTAL SHORT-TERM INVESTMENTS
(Cost: $125,209,945)		125,209,945

TOTAL INVESTMENTS IN SECURITIES-102.56%
(Cost: $2,976,614,922)		3,180,388,067
Other Assets, Less Liabilities-(2.56)%		(79,277,959)

NET ASSETS-100.00%		$3,101,110,108

AMBAC - American Municipal Bond Assurance Corp. Financial Group Inc.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Variable rate security. Rate shown is as of report date.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	Investments are denominated in U.S. dollars.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES-32.47%

AEROSPACE & DEFENSE-0.36%
Boeing Co. (The)
4.88%, 02/15/20	$450,000	$498,467
General Dynamics Corp.
5.25%, 02/01/14	500,000	559,999
Northrop Grumman Corp.
1.85%, 11/15/15	150,000	147,515
United Technologies Corp.
5.38%, 12/15/17	673,000	776,232

		1,982,213
AGRICULTURE-0.42%
Altria Group Inc.
9.70%, 11/10/18	526,000	705,009
Philip Morris International Inc.
5.65%, 05/16/18	935,000	1,091,588
Reynolds American Inc.
6.75%, 06/15/17	447,000	510,318

		2,306,915
AIRLINES-0.03%
Continental Airlines Inc. Series 2010 Class A
4.75%, 01/12/21	100,000	101,000
Delta Air Lines Inc. Series 2010-2 Class A
4.95%, 05/23/19	50,000	50,875

		151,875
AUTO MANUFACTURERS-0.13%
Daimler Finance North America LLC
6.50%, 11/15/13(a)	640,000	730,048

		730,048
BANKS-6.14%
Bank of America Corp.
5.65%, 05/01/18	1,010,000	1,042,270
7.38%, 05/15/14	1,053,000	1,171,477
7.63%, 06/01/19	262,000	299,478
Bank of America Corp. Series L (FDIC Guaranteed)
3.13%, 06/15/12	8,400,000	8,731,289
Bank of America N.A. Series BKNT
5.30%, 03/15/17	500,000	510,785
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	1,010,000	1,082,286
Bank of Nova Scotia
2.05%, 10/07/15	400,000	398,628
Barclays Bank PLC
5.13%, 01/08/20	250,000	258,797
5.20%, 07/10/14	600,000	656,318
5.45%, 09/12/12	500,000	537,197
BB&T Corp.
6.85%, 04/30/19	262,000	309,837
Charter One Bank N.A.
6.38%, 05/15/12	352,000	367,699

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

Comerica Inc.
3.00%, 09/16/15	50,000	50,077
Credit Suisse New York
5.00%, 05/15/13	526,000	569,473
6.00%, 02/15/18	400,000	435,367
Deutsche Bank AG London
6.00%, 09/01/17	1,048,000	1,197,743
Export-Import Bank of Korea (The)
8.13%, 01/21/14	550,000	636,698
Fifth Third Bancorp
5.45%, 01/15/17	526,000	546,863
KeyCorp
6.50%, 05/14/13	526,000	573,340
KfW
2.00%, 01/17/12	1,250,000	1,269,729
2.63%, 03/03/15	750,000	784,118
3.25%, 03/15/13	1,000,000	1,054,861
4.88%, 01/17/17	842,000	971,491
KfW Series G
4.38%, 03/15/18	1,347,000	1,509,081
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	842,000	972,513
National City Corp.
6.88%, 05/15/19	526,000	607,203
Northern Trust Corp.
3.45%, 11/04/20	50,000	49,312
Oesterreichische Kontrollbank AG
1.88%, 03/21/12	400,000	406,364
PNC Funding Corp.
5.25%, 11/15/15(b)	135,000	149,449
Royal Bank of Canada
1.13%, 01/15/14	200,000	198,713
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	161,000	158,433
State Street Corp.
4.30%, 05/30/14	179,000	192,121
SunTrust Bank
7.25%, 03/15/18	262,000	291,760
UBS AG Stamford
5.88%, 12/20/17	1,010,000	1,132,209
US Bank N.A.
4.80%, 04/15/15	736,000	808,416
Wachovia Corp./Wells Fargo & Co.
5.63%, 10/15/16	300,000	332,477
5.75%, 06/15/17(a)	1,010,000	1,130,762
Wells Fargo & Co.
5.25%, 10/23/12	1,500,000	1,613,059
Westpac Banking Corp.
2.10%, 08/02/13	200,000	203,094
4.88%, 11/19/19	375,000	396,736

		33,607,523
BEVERAGES-0.86%
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12(a)	1,000,000	1,034,864
Bottling Group LLC
6.95%, 03/15/14	307,000	359,790
Coca-Cola Co. (The)
5.35%, 11/15/17	842,000	974,190
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300,000	298,106

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

Diageo Finance BV
5.30%, 10/28/15	673,000	760,697
PepsiCo Inc.
3.75%, 03/01/14	526,000	562,278
7.90%, 11/01/18	550,000	729,684

		4,719,609
BIOTECHNOLOGY-0.07%
Amgen Inc.
5.70%, 02/01/19	262,000	306,764
Celgene Corp.
3.95%, 10/15/20	100,000	98,421

		405,185
BUILDING MATERIALS-0.11%
CRH America Inc.
5.30%, 10/15/13	370,000	396,868
Owens Corning
9.00%, 06/15/19	160,000	190,400

		587,268
CHEMICALS-0.41%
Dow Chemical Co. (The)
6.00%, 10/01/12	268,000	289,912
7.60%, 05/15/14	526,000	613,044
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	300,000	298,217
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	300,000	354,156
PPG Industries Inc.
1.90%, 01/15/16	200,000	194,874
3.60%, 11/15/20	200,000	190,849
Praxair Inc.
4.50%, 08/15/19	256,000	274,145
Sigma-Aldrich Corp.
3.38%, 11/01/20	50,000	48,273

		2,263,470
COMMERCIAL SERVICES-0.18%
McKesson Corp.
5.70%, 03/01/17	336,000	378,240
Moody’s Corp.
5.50%, 09/01/20	100,000	100,770
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	268,000	278,720
Western Union Co. (The)
5.25%, 04/01/20	216,000	230,888

		988,618
COMPUTERS-0.49%
Computer Sciences Corp.
6.50%, 03/15/18	300,000	333,055
Dell Inc.
2.30%, 09/10/15	200,000	196,747
Hewlett-Packard Co.
1.25%, 09/13/13	450,000	451,767
5.50%, 03/01/18	526,000	605,687

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

International Business Machines Corp.
4.75%, 11/29/12	673,000	725,317
5.70%, 09/14/17	300,000	351,476

		2,664,049
COSMETICS & PERSONAL CARE-0.09%
Colgate-Palmolive Co.
2.95%, 11/01/20	150,000	145,639
Procter & Gamble Co. (The)
4.70%, 02/15/19	300,000	335,776

		481,415
DISTRIBUTION & WHOLESALE-0.02%
Ingram Micro Inc.
5.25%, 09/01/17	100,000	102,582

		102,582
DIVERSIFIED FINANCIAL SERVICES-5.98%
Alterra Finance LLC
6.25%, 09/30/20	100,000	100,748
American Express Co.
4.88%, 07/15/13	507,000	545,987
6.80%, 09/01/16(c)	268,000	265,990
7.00%, 03/19/18	842,000	986,185
Ameriprise Financial Inc.
5.30%, 03/15/20	150,000	161,426
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.70%, 11/15/14	1,247,000	1,378,322
BP Capital Markets PLC
3.13%, 10/01/15	100,000	100,940
3.88%, 03/10/15	150,000	156,360
4.75%, 03/10/19	150,000	158,436
5.25%, 11/07/13	276,000	300,553
Capital One Financial Corp.
6.75%, 09/15/17	526,000	607,971
Charles Schwab Corp. (The)
4.95%, 06/01/14	262,000	285,547
Citigroup Inc.
5.50%, 04/11/13	526,000	563,746
6.00%, 02/21/12	1,718,000	1,805,584
6.13%, 05/15/18	1,010,000	1,105,200
8.50%, 05/22/19	262,000	322,758
Countrywide Financial Corp.
5.80%, 06/07/12(a)	168,000	176,039
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,123,000	1,262,442
Eksportfinans A/S
3.00%, 11/17/14	375,000	393,618
General Electric Capital Corp.
5.00%, 01/08/16	640,000	698,083
5.63%, 05/01/18	762,000	833,302
5.88%, 02/15/12	1,685,000	1,779,747
6.00%, 08/07/19	262,000	292,046
General Electric Capital Corp. Series A
6.00%, 06/15/12	600,000	643,180
Goldman Sachs Capital II
5.79%, 06/01/12(c)	150,000	126,000
Goldman Sachs Group Inc. (The)
5.25%, 10/15/13	375,000	408,229
5.35%, 01/15/16	660,000	714,698
6.15%, 04/01/18	1,685,000	1,840,858
6.60%, 01/15/12	526,000	557,786

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

HSBC Finance Corp.
5.50%, 01/19/16	1,000,000	1,099,863
Jefferies Group Inc.
8.50%, 07/15/19	262,000	299,943
John Deere Capital Corp.
7.00%, 03/15/12	538,000	581,677
JPMorgan Chase & Co.
3.40%, 06/24/15	400,000	408,237
4.25%, 10/15/20	500,000	488,319
5.75%, 01/02/13	2,527,000	2,743,665
6.30%, 04/23/19	262,000	297,675
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	235,000	242,805
5.45%, 07/15/14	1,685,000	1,777,331
6.05%, 08/15/12	473,000	499,926
Morgan Stanley
3.45%, 11/02/15	150,000	146,578
4.75%, 04/01/14	600,000	619,281
5.45%, 01/09/17	500,000	525,200
5.75%, 10/18/16	673,000	726,292
6.00%, 04/28/15	736,000	802,229
6.63%, 04/01/18	603,000	662,647
7.30%, 05/13/19	262,000	294,540
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	640,000	687,773
Nomura Holdings Inc.
6.70%, 03/04/20	225,000	246,138
SLM Corp.
5.38%, 05/15/14	637,000	633,815
Toyota Motor Credit Corp. Series MTN
1.38%, 08/12/13	400,000	402,848

		32,758,563
ELECTRIC-2.15%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	2,021,000	2,347,586
Constellation Energy Group Inc.
4.55%, 06/15/15	606,000	647,844
Detroit Edison Co. (The)
3.45%, 10/01/20	150,000	147,578
Dominion Resources Inc.
5.15%, 07/15/15	640,000	720,594
Duke Capital LLC
6.25%, 02/15/13	640,000	690,355
Duke Energy Corp.
5.05%, 09/15/19	262,000	287,989
6.25%, 01/15/12	235,000	248,696
Duke Energy Indiana Inc.
3.75%, 07/15/20	200,000	203,297
Edison International
3.75%, 09/15/17	200,000	204,164
Entergy Arkansas Inc.
3.75%, 02/15/21	200,000	198,066
Exelon Corp.
4.90%, 06/15/15	640,000	697,916
Exelon Generation Co. LLC
5.35%, 01/15/14	640,000	698,173
FirstEnergy Solutions Corp.
4.80%, 02/15/15	300,000	320,384
FPL Group Capital Inc.
6.00%, 03/01/19	256,000	294,650

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

Integrys Energy Group Inc.
4.17%, 11/01/20	50,000	49,695
Kentucky Utilities Co.
3.25%, 11/01/20(d)	50,000	49,266
LG&E and KU Energy LLC
2.13%, 11/15/15(d)	100,000	98,287
3.75%, 11/15/20(d)	100,000	98,236
MidAmerican Energy Holdings Co.
5.75%, 04/01/18	300,000	344,441
Northern States Power Co.
1.95%, 08/15/15	200,000	200,315
Pacific Gas & Electric Co.
4.80%, 03/01/14	1,247,000	1,362,706
PSEG Power LLC
2.50%, 04/15/13	400,000	409,226
Southern Co.
2.38%, 09/15/15	100,000	100,045
Southern Power Co.
4.88%, 07/15/15	307,000	338,428
Southwestern Electric Power Co.
6.45%, 01/15/19	262,000	294,602
TXU Electric Delivery Co.
6.38%, 01/15/15	268,000	309,970
UIL Holdings Corp.
4.63%, 10/01/20	100,000	97,901
Union Electric Co.
6.70%, 02/01/19	262,000	312,951

		11,773,361
ELECTRICAL COMPONENTS & EQUIPMENT-0.19%
Emerson Electric Co.
4.88%, 10/15/19	500,000	559,476
5.25%, 10/15/18	440,000	504,097

		1,063,573
ELECTRONICS-0.09%
Agilent Technologies Inc.
5.00%, 07/15/20	100,000	104,295
6.50%, 11/01/17	225,000	256,559
Arrow Electronics Inc.
5.13%, 03/01/21	150,000	145,689

		506,543
ENTERTAINMENT-0.02%
International Game Technology
7.50%, 06/15/19	100,000	115,725

		115,725
FOOD-0.49%
Campbell Soup Co.
3.05%, 07/15/17	200,000	205,398
Corn Products International Inc.
4.63%, 11/01/20	50,000	51,515
General Mills Inc.
6.00%, 02/15/12	268,000	283,803
Kellogg Co.
4.45%, 05/30/16	300,000	331,259
Kraft Foods Inc.
6.13%, 02/01/18	504,000	593,977
6.25%, 06/01/12	673,000	724,814

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

Kroger Co. (The)
3.90%, 10/01/15	300,000	321,624
Safeway Inc.
3.95%, 08/15/20	200,000	195,320

		2,707,710
FOREST PRODUCTS & PAPER-0.06%
International Paper Co.
7.95%, 06/15/18	262,000	318,383

		318,383
GAS-0.02%
Sempra Energy
6.50%, 06/01/16	112,000	132,341

		132,341
HEALTH CARE - PRODUCTS-0.20%
Baxter International Inc.
4.25%, 03/15/20	300,000	320,253
Becton, Dickinson and Co.
3.25%, 11/12/20	100,000	97,536
Johnson & Johnson
5.55%, 08/15/17	205,000	240,664
Medtronic Inc.
3.00%, 03/15/15	300,000	315,876
St. Jude Medical Inc.
3.75%, 07/15/14	100,000	106,936

		1,081,265
HEALTH CARE - SERVICES-0.15%
Aetna Inc.
3.95%, 09/01/20	100,000	98,831
UnitedHealth Group Inc.
4.88%, 03/15/15	268,000	294,130
WellPoint Inc.
4.35%, 08/15/20	100,000	102,013
5.25%, 01/15/16	300,000	333,859

		828,833
HOUSEHOLD PRODUCTS & WARES-0.11%
Fortune Brands Inc.
5.38%, 01/15/16	300,000	308,907
Kimberly-Clark Corp.
6.13%, 08/01/17	256,000	303,221

		612,128
INSURANCE-1.31%
Aflac Inc.
3.45%, 08/15/15	100,000	103,225
Allstate Corp. (The)
5.00%, 08/15/14	336,000	369,739
American International Group Inc.
3.65%, 01/15/14	250,000	249,923
5.60%, 10/18/16	673,000	676,365
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	1,179,000	1,310,578

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

Chubb Corp. (The)
6.38%, 04/15/17(c)	250,000	261,250
CNA Financial Corp.
5.88%, 08/15/20	75,000	76,543
Genworth Financial Inc.
5.75%, 06/15/14	526,000	547,897
Hartford Financial Services Group Inc.
5.38%, 03/15/17(a)	250,000	258,446
Lincoln National Corp.
8.75%, 07/01/19	300,000	381,429
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	550,000	603,725
MetLife Inc.
5.00%, 06/15/15	640,000	704,935
Principal Life Income Fundings Trust
5.30%, 12/14/12	526,000	568,552
Prudential Financial Inc.
5.10%, 09/20/14	673,000	730,607
Travelers Companies Inc. (The)
6.25%, 06/20/16	262,000	306,498

		7,149,712
INTERNET-0.02%
eBay Inc.
3.25%, 10/15/20	100,000	95,539

		95,539
IRON & STEEL-0.12%
ArcelorMittal SA
9.00%, 02/15/15	526,000	631,005

		631,005
MACHINERY-0.20%
Caterpillar Inc.
5.70%, 08/15/16	943,000	1,101,694

		1,101,694
MANUFACTURING-0.51%
3M Co. Series E
4.38%, 08/15/13	500,000	544,140
General Electric Co.
5.00%, 02/01/13	1,247,000	1,340,893
Harsco Corp.
2.70%, 10/15/15	100,000	99,704
Honeywell International Inc.
5.30%, 03/01/18	262,000	295,602
Tyco International Finance SA
4.13%, 10/15/14	500,000	539,109

		2,819,448
MEDIA-1.02%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	247,000	284,113
Comcast Corp.
6.50%, 01/15/17(a)	1,000,000	1,173,255
DIRECTV Holdings LLC
3.55%, 03/15/15	450,000	465,111

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

NBC Universal Inc.
2.88%, 04/01/16(d)	500,000	497,796
News America Inc.
5.30%, 12/15/14	606,000	680,348
Thomson Reuters Corp.
6.50%, 07/15/18	300,000	359,388
Time Warner Cable Inc.
5.85%, 05/01/17(a)	336,000	381,102
7.50%, 04/01/14	526,000	612,071
Viacom Inc.
6.25%, 04/30/16	336,000	391,744
Walt Disney Co. (The)
6.38%, 03/01/12	673,000	720,504

		5,565,432
MINING-0.80%
Alcoa Inc.
5.55%, 02/01/17(a)	418,000	434,720
Barrick Gold Corp.
6.95%, 04/01/19	225,000	281,860
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	1,247,000	1,353,008
Freeport-McMoRan Copper & Gold Inc.
8.25%, 04/01/15	526,000	556,903
Rio Tinto Finance (USA) Ltd.
8.95%, 05/01/14	510,000	624,308
9.00%, 05/01/19	225,000	307,699
Teck Resources Ltd.
3.85%, 08/15/17	50,000	51,327
10.75%, 05/15/19	300,000	389,250
Vale Overseas Ltd.
6.25%, 01/11/16	336,000	376,411

		4,375,486
MULTI-NATIONAL-2.16%
African Development Bank
1.88%, 01/23/12	500,000	507,289
Asian Development Bank
2.63%, 02/09/15	400,000	419,421
2.75%, 05/21/14	526,000	555,166
European Bank for Reconstruction and Development Series G
2.75%, 04/20/15	300,000	315,361
European Investment Bank
1.75%, 09/14/12	1,000,000	1,018,504
2.75%, 03/23/15	600,000	630,442
4.63%, 05/15/14(a)	3,741,000	4,175,608
Inter-American Development Bank
5.13%, 09/13/16(a)	1,247,000	1,454,970
International Bank for Reconstruction and Development
2.00%, 04/02/12	1,053,000	1,073,455
2.38%, 05/26/15	750,000	780,269
International Finance Corp.
2.75%, 04/20/15	500,000	526,690
Nordic Investment Bank
5.00%, 02/01/17	307,000	353,385

		11,810,560

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

OFFICE & BUSINESS EQUIPMENT-0.05%
Pitney Bowes Inc.
4.75%, 01/15/16	256,000	268,251

		268,251
OIL & GAS-1.63%
Anadarko Petroleum Corp.
5.95%, 09/15/16	306,000	325,730
Apache Corp.
5.25%, 04/15/13(a)	336,000	367,676
Canadian Natural Resources Ltd.
5.90%, 02/01/18	500,000	584,221
Cenovus Energy Inc.
4.50%, 09/15/14	300,000	326,488
Chevron Corp.
3.95%, 03/03/14	358,000	385,588
ConocoPhillips
4.75%, 02/01/14	300,000	330,385
5.75%, 02/01/19	300,000	351,152
EnCana Corp.
5.90%, 12/01/17	350,000	404,669
EOG Resources Inc.
2.95%, 06/01/15	300,000	306,811
Husky Energy Inc.
7.25%, 12/15/19	300,000	362,049
Marathon Oil Corp.
7.50%, 02/15/19	217,000	274,954
Nabors Industries Inc.
5.00%, 09/15/20(d)	300,000	298,923
NuStar Logistics LP
4.80%, 09/01/20	100,000	100,022
Pemex Project Funding Master Trust
5.75%, 03/01/18	500,000	536,490
Petrobras International Finance Co.
5.88%, 03/01/18	500,000	542,620
7.88%, 03/15/19	262,000	320,622
Rowan Companies Inc.
5.00%, 09/01/17	100,000	102,856
Shell International Finance BV
4.30%, 09/22/19	726,000	782,460
Statoil ASA
5.25%, 04/15/19	500,000	571,351
Talisman Energy Inc.
3.75%, 02/01/21	100,000	96,891
Total Capital SA
2.30%, 03/15/16	300,000	297,856
Transocean Inc.
6.00%, 03/15/18	173,000	185,672
Valero Energy Corp.
6.13%, 02/01/20	650,000	698,449
XTO Energy Inc.
6.25%, 04/15/13	336,000	375,090

		8,929,025
OIL & GAS SERVICES-0.06%
Weatherford International Inc.
6.35%, 06/15/17	268,000	302,342

		302,342

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

PHARMACEUTICALS-1.18%
Abbott Laboratories
5.15%, 11/30/12	804,000	869,603
AmerisourceBergen Corp.
5.88%, 09/15/15	254,000	288,587
AstraZeneca PLC
5.40%, 09/15/12	1,010,000	1,093,424
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18(a)	858,000	1,007,254
Medco Health Solutions Inc.
7.13%, 03/15/18	542,000	657,836
Merck & Co. Inc.
4.00%, 06/30/15	315,000	344,398
Novartis Capital Corp.
2.90%, 04/24/15	300,000	313,700
Novartis Securities Investment Ltd.
5.13%, 02/10/19	262,000	297,757
Pfizer Inc.
6.20%, 03/15/19	629,000	763,054
Wyeth
5.50%, 02/01/14	747,000	838,695

		6,474,308
PIPELINES-0.54%
Energy Transfer Partners LP
5.95%, 02/01/15	315,000	347,044
Enterprise Products Operating LP
5.60%, 10/15/14	707,000	789,756
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	250,000	291,890
Plains All American Pipeline LP
3.95%, 09/15/15	300,000	312,417
8.75%, 05/01/19	300,000	375,421
TransCanada PipeLines Ltd.
6.50%, 08/15/18	500,000	605,174
Williams Partners LP
5.25%, 03/15/20	225,000	240,396

		2,962,098
REAL ESTATE INVESTMENT TRUSTS-0.51%
AvalonBay Communities Inc.
3.95%, 01/15/21	50,000	49,192
Boston Properties LP
6.25%, 01/15/13	536,000	583,600
CommonWealth REIT
5.88%, 09/15/20	300,000	292,982
Duke Realty LP
7.38%, 02/15/15	250,000	285,308
Entertainment Properties Trust
7.75%, 07/15/20(d)	150,000	156,205
ERP Operating LP
5.13%, 03/15/16	336,000	366,976
HCP Inc.
6.70%, 01/30/18	250,000	275,370
Health Care REIT Inc.
4.95%, 01/15/21	100,000	98,842
Liberty Property LP
4.75%, 10/01/20	100,000	101,201

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

Simon Property Group LP
6.13%, 05/30/18	500,000	576,424

		2,786,100
RETAIL-0.91%
Costco Wholesale Corp.
5.30%, 03/15/12	202,000	213,865
CVS Caremark Corp.
5.75%, 06/01/17	205,000	234,220
6.30%, 06/01/12(c)	338,000	319,410
Home Depot Inc. (The)
5.40%, 03/01/16	640,000	728,579
McDonald’s Corp.
5.35%, 03/01/18	673,000	777,897
Target Corp.
6.00%, 01/15/18	673,000	799,403
Wal-Mart Stores Inc.
4.55%, 05/01/13	1,220,000	1,324,488
Yum! Brands Inc.
6.25%, 03/15/18	504,000	585,562

		4,983,424
SOFTWARE-0.26%
Microsoft Corp.
2.95%, 06/01/14	350,000	368,288
Oracle Corp.
5.25%, 01/15/16	943,000	1,080,866

		1,449,154
TELECOMMUNICATIONS-2.07%
America Movil SAB de CV
5.00%, 03/30/20	375,000	402,791
American Tower Corp.
5.05%, 09/01/20	150,000	152,926
AT&T Inc.
4.95%, 01/15/13	1,179,000	1,269,905
5.50%, 02/01/18	1,000,000	1,136,206
British Telecom PLC
5.95%, 01/15/18	150,000	164,114
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	526,000	703,087
Cisco Systems Inc.
5.50%, 02/22/16	1,247,000	1,454,751
Corning Inc.
4.25%, 08/15/20	50,000	51,011
Deutsche Telekom International Finance BV
5.75%, 03/23/16	315,000	361,982
Embarq Corp.
7.08%, 06/01/16	721,000	812,140
Harris Corp.
4.40%, 12/15/20	150,000	149,144
Qwest Corp.
8.38%, 05/01/16	300,000	357,000
Rogers Wireless Inc.
6.38%, 03/01/14	336,000	381,286
SBC Communications Inc./AT&T Inc.
5.88%, 02/01/12	247,000	260,890
Telecom Italia Capital SA
4.95%, 09/30/14	526,000	548,978

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

Telefonica Emisiones SAU
3.73%, 04/27/15	450,000	452,981
Verizon Communications Inc.
5.50%, 02/15/18	450,000	510,045
5.55%, 02/15/16	1,247,000	1,437,135
Vodafone Group PLC
5.75%, 03/15/16	640,000	730,003

		11,336,375
TRANSPORTATION-0.35%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	250,000	268,760
CSX Corp.
3.70%, 10/30/20	250,000	243,983
Norfolk Southern Corp.
7.70%, 05/15/17	480,000	600,430
Ryder System Inc.
3.60%, 03/01/16	100,000	100,641
Union Pacific Corp.
5.75%, 11/15/17	315,000	360,591
United Parcel Service Inc.
5.13%, 04/01/19	282,000	324,853

		1,899,258

TOTAL CORPORATE BONDS & NOTES
(Cost: $165,412,498)		177,828,406

FOREIGN GOVERNMENT BONDS & NOTES(e)-2.45%

BRAZIL-0.19%
Brazil (Federative Republic of)
8.00%, 01/15/18	889,167	1,062,554

		1,062,554
CANADA-0.89%
Canada (Government of)
2.38%, 09/10/14	526,000	549,121
Export Development Canada
2.38%, 03/19/12	500,000	511,405
Nova Scotia (Province of)
2.38%, 07/21/15	300,000	306,262
Ontario (Province of)
2.63%, 01/20/12	1,000,000	1,022,690
2.95%, 02/05/15	375,000	394,246
4.10%, 06/16/14	600,000	656,072
Quebec (Province of)
5.00%, 03/01/16	1,247,000	1,424,075

		4,863,871
HUNGARY-0.05%
Hungary (Republic of)
6.25%, 01/29/20	250,000	246,545

		246,545

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

ISRAEL-0.05%
Israel (State of)
5.13%, 03/26/19(a)	262,000	285,580

		285,580
ITALY-0.37%
Italy (Republic of)
2.13%, 10/05/12(a)	1,500,000	1,504,313
4.50%, 01/21/15	500,000	525,648

		2,029,961
JAPAN-0.19%
Japan Finance Corp.
2.13%, 11/05/12	1,000,000	1,027,175

		1,027,175
MEXICO-0.45%
United Mexican States
6.38%, 01/16/13	2,257,000	2,488,342

		2,488,342
PERU-0.09%
Peru (Republic of)
7.13%, 03/30/19	415,000	507,337

		507,337
POLAND-0.05%
Poland (Republic of)
6.38%, 07/15/19	262,000	290,820

		290,820
SOUTH AFRICA-0.06%
South Africa (Republic of)
6.88%, 05/27/19	262,000	316,038

		316,038
SOUTH KOREA-0.06%
Korea (Republic of)
7.13%, 04/16/19	262,000	317,770

		317,770

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $12,863,867)		13,435,993

MUNICIPAL DEBT OBLIGATIONS-0.10%

CALIFORNIA-0.05%
California State, General Obligations Unlimited
7.55%, 04/01/39	250,000	257,455

		257,455

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

ILLINOIS-0.05%
Illinois State, General Obligations Unlimited
4.07%, 01/01/14	20,000	20,560
4.42%, 01/01/15	250,000	259,967

		280,527

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $536,268)		537,982

U.S. GOVERNMENT & AGENCY OBLIGATIONS-64.15%

U.S. GOVERNMENT AGENCY OBLIGATIONS-11.68%
Federal Home Loan Bank
3.63%, 10/18/13(a)	4,800,000	5,178,434
5.00%, 11/17/17(a)	6,630,000	7,761,228
Federal Home Loan Mortgage Corp.
2.13%, 03/23/12	7,656,000	7,821,960
2.13%, 09/21/12(a)	7,891,000	8,110,207
4.50%, 01/15/13	9,810,000	10,602,908
Federal National Mortgage Association
1.25%, 06/22/12(a)	12,505,000	12,646,727
2.75%, 03/13/14(a)	5,972,000	6,309,359
5.00%, 04/15/15	4,797,000	5,520,243

		63,951,066
U.S. GOVERNMENT OBLIGATIONS-52.47%
U.S. Treasury Notes
0.63%, 07/31/12	1,000,000	1,003,420
1.00%, 12/31/11	17,070,000	17,191,367
1.00%, 07/15/13	7,200,000	7,276,320
1.13%, 12/15/12	9,830,000	9,956,414
1.38%, 03/15/13	2,484,000	2,531,047
1.38%, 05/15/13	3,350,000	3,416,263
1.75%, 04/15/13	7,962,000	8,187,166
1.88%, 06/15/12(a)	24,583,000	25,146,196
1.88%, 06/30/15	8,400,000	8,610,000
1.88%, 08/31/17	6,300,000	6,219,045
1.88%, 09/30/17(a)	2,900,000	2,856,819
2.13%, 05/31/15	5,550,000	5,751,520
2.25%, 01/31/15	7,411,000	7,740,197
2.50%, 03/31/15(a)	5,818,000	6,135,372
2.50%, 04/30/15(a)	5,563,000	5,863,012
3.38%, 11/15/19	15,037,000	15,970,648
3.50%, 05/15/20	10,860,000	11,591,421
3.63%, 08/15/19(a)	13,820,000	14,993,319
3.63%, 02/15/20	8,177,000	8,834,349
4.75%, 05/15/14(a)	52,087,000	58,977,067
4.88%, 07/31/11(a)	17,173,000	17,700,211
4.88%, 08/15/16(a)	32,388,000	38,036,466
8.50%, 02/15/20(a)	2,296,000	3,413,716

		287,401,355

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $337,364,430)		351,352,421

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays Intermediate Government/Credit Bond Fund

November 30, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS-33.73%

MONEY MARKET FUNDS-33.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(b)(f)(g)	154,721,425	154,721,425
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(b)(f)(g)	25,000,446	25,000,446
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(f)	5,016,013	5,016,013

		184,737,884

TOTAL SHORT-TERM INVESTMENTS
(Cost: $184,737,884)		184,737,884

TOTAL INVESTMENTS IN SECURITIES-132.90%
(Cost: $700,914,947)		727,892,686
Other Assets, Less Liabilities-(32.90)%		(180,194,590)

NET ASSETS-100.00%		$547,698,096

FDIC - Federal Deposit Insurance Corp.

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	Variable rate security. Rate shown is as of report date.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Investments are denominated in U.S. dollars.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Barclays MBS Bond Fund

November 30, 2010

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS-99.58%

MORTGAGE-BACKED SECURITIES-99.58%
Federal Home Loan Mortgage Corp.
0.55%, 06/15/33(a)	$113,735	$113,813
3.00%, 11/01/40(a)	17,984,445	18,560,703
3.16%, 11/01/40(a)	13,776,953	14,305,437
3.35%, 11/01/40(a)	7,958,645	8,246,641
3.50%, 12/01/40(b)	6,000,000	6,135,000
4.00%, 10/01/25	25,123,403	26,113,765
4.00%, 12/01/40(b)	11,203,000	11,624,863
4.00%, 12/01/40(b)	43,000,000	43,577,812
4.50%, 04/01/22	14,713,072	15,600,198
4.50%, 03/01/39	3,199,373	3,323,254
4.50%, 06/01/39	6,586,209	6,841,230
4.50%, 09/01/39	2,769,624	2,876,865
4.50%, 09/01/39	3,509,552	3,645,443
4.50%, 11/01/39	5,579,177	5,795,205
4.50%, 12/01/39	3,309,888	3,438,048
4.50%, 12/01/39	5,364,144	5,571,846
4.50%, 12/01/39	5,667,942	5,887,407
4.50%, 01/01/40	3,026,488	3,143,675
4.50%, 01/01/40	2,818,272	2,927,396
4.50%, 04/01/40	32,664,076	33,928,842
4.50%, 08/01/40	19,403,728	20,163,271
4.50%, 11/01/40	34,641,148	35,997,148
4.50%, 12/01/40(b)	41,215,000	43,333,709
4.50%, 12/01/40(b)	9,656,000	10,025,644
5.00%, 06/01/33	5,655,131	5,998,553
5.00%, 12/01/33	25,507,058	27,056,036
5.00%, 07/01/35	17,496,911	18,540,335
5.00%, 01/01/36	19,332,565	20,475,863
5.00%, 03/01/38	40,500,599	42,764,359
5.00%, 09/01/40	17,009,576	17,995,376
5.00%, 12/01/40(b)	28,931,000	30,707,544
5.00%, 12/01/40(b)	17,152,000	18,130,200
5.04%, 12/01/33(a)	941,990	1,001,572
5.08%, 12/01/38(a)	13,366,037	14,146,554
5.50%, 02/01/34	18,172,626	19,570,714
5.50%, 05/01/35	14,664,934	15,771,767
5.50%, 05/01/36	15,642,327	16,787,668
5.50%, 07/01/36	31,405,332	33,704,850
5.50%, 04/01/38	11,233,724	12,023,942
5.50%, 05/01/38	11,404,001	12,206,197
5.50%, 12/01/40(b)	17,892,000	19,155,623
6.00%, 10/01/36	7,699,808	8,466,183
6.00%, 11/01/37	22,442,966	24,321,188
6.00%, 11/01/37	28,293,960	30,661,844
6.00%, 12/01/40(b)	16,877,000	18,298,360
Federal National Mortgage Association
3.50%, 12/01/40(b)	12,000,000	12,271,872
4.00%, 10/01/25	34,803,060	36,262,944
4.00%, 03/01/39	23,350,989	23,740,268
4.00%, 09/01/40	24,869,968	25,287,485
4.00%, 12/01/40(b)	35,265,000	36,675,600
4.00%, 12/01/40(b)	35,148,000	35,691,696
4.50%, 09/01/18	11,607,006	12,339,468
4.50%, 10/01/24	14,604,143	15,393,700
4.50%, 04/01/39	37,803,872	39,373,144

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays MBS Bond Fund

November 30, 2010

4.50%, 12/01/39	87,340,050	90,965,613
4.50%, 08/01/40	24,383,657	25,400,928
4.50%, 12/01/40(b)	25,425,000	26,803,512
4.50%, 12/01/40(b)	29,702,000	30,917,926
4.73%, 04/01/38(a)	9,221,508	9,687,378
5.00%, 08/01/20	15,890,794	17,053,743
5.00%, 11/01/33	37,275,945	39,642,225
5.00%, 04/01/35	18,176,312	19,309,116
5.00%, 02/01/36	27,295,855	28,983,162
5.00%, 06/01/39	46,302,621	49,065,903
5.00%, 12/01/40(b)	23,570,000	25,091,002
5.00%, 12/01/40(b)	33,880,000	35,923,387
5.50%, 01/01/24	21,717,240	23,562,033
5.50%, 02/01/30	10,895,668	11,731,051
5.50%, 05/01/33	15,839,244	17,106,598
5.50%, 11/01/33	28,755,782	31,056,635
5.50%, 09/01/34	19,978,975	21,558,578
5.50%, 04/01/36	29,756,329	32,093,728
5.50%, 05/01/37	35,949,972	38,703,456
5.50%, 03/01/38	15,898,712	17,073,789
5.50%, 06/01/38	15,988,906	17,170,650
5.50%, 12/01/40(b)	11,905,000	12,937,387
5.50%, 12/01/40(b)	21,951,000	23,593,895
6.00%, 03/01/34	6,697,395	7,380,551
6.00%, 03/01/34	10,011,727	11,032,956
6.00%, 09/01/36	38,608,061	42,083,924
6.00%, 08/01/37	36,442,164	39,631,330
6.00%, 12/01/40(b)	24,473,000	26,629,683
6.50%, 08/01/37	21,847,440	24,221,744
6.50%, 12/01/37	17,941,099	19,970,797
6.50%, 12/01/40(b)	25,479,000	28,265,766
7.00%, 04/01/37	11,067,570	12,446,406
Government National Mortgage Association
4.00%, 12/01/40(b)	23,000,000	23,578,594
4.50%, 03/15/39	21,933,527	23,068,359
4.50%, 04/15/39	28,319,493	29,784,733
4.50%, 08/15/39	19,693,746	20,712,693
4.50%, 11/20/39	7,718,096	8,145,228
4.50%, 08/20/40	13,915,536	14,690,146
4.50%, 10/20/40	31,942,256	33,720,327
4.50%, 12/01/40(b)	13,039,000	13,695,025
5.00%, 05/20/33	2,600,382	2,812,788
5.00%, 01/15/39	22,349,490	23,942,177
5.00%, 05/15/40	15,023,018	16,097,697
5.00%, 07/20/40	43,615,020	46,854,025
5.00%, 08/20/40	15,862,343	17,040,337
5.00%, 12/01/40(b)	23,736,000	25,419,772
5.50%, 03/20/39	13,568,350	14,703,791
5.50%, 12/15/39	5,077,811	5,520,109
5.50%, 01/15/40	29,991,752	32,603,832
5.50%, 12/01/40(b)	17,975,000	19,539,387
6.00%, 11/15/39	6,257,461	6,898,881
6.00%, 12/01/40(b)	41,410,000	45,648,055
6.50%, 10/20/38	14,880,759	16,627,332

		2,274,196,260

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $2,280,454,412)		2,274,196,260

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays MBS Bond Fund

November 30, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS-27.53%

MONEY MARKET FUNDS-27.53%
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(d)	229,222,994	229,222,994
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	399,426,046	399,426,046

		628,649,040

TOTAL SHORT-TERM INVESTMENTS
(Cost: $628,649,040)		628,649,040

TOTAL INVESTMENTS IN SECURITIES-127.11%
(Cost: $2,909,103,452)		2,902,845,300
Other Assets, Less Liabilities-(27.11)%		(619,043,319)

NET ASSETS-100.00%		$2,283,801,981

(a)	Variable rate security. Rate shown is as of report date.
(b)	To-be-announced (TBA). See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Barclays Short Treasury Bond Fund

November 30, 2010

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS-98.90%
U.S. Treasury Notes
0.88%, 12/31/10	$313,524,000	$313,674,482
0.88%, 01/31/11	193,091,000	193,299,542
0.88%, 02/28/11	300,964,000	301,472,647
0.88%, 03/31/11	464,826,000	465,843,978
0.88%, 04/30/11	464,946,000	466,187,364
0.88%, 05/31/11	386,033,000	387,279,879
1.00%, 07/31/11	366,936,000	368,756,010
1.00%, 08/31/11	319,152,000	320,859,450
1.00%, 09/30/11	308,681,000	310,514,547
1.13%, 06/30/11	41,108,000	41,318,063
4.25%, 01/15/11	190,620,000	191,557,858
4.50%, 02/28/11	77,307,000	78,120,271
5.00%, 02/15/11	77,307,000	78,070,026
5.13%, 06/30/11	321,230,000	330,327,211

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,846,972,465)		3,847,281,328

Security	Shares	Value

SHORT-TERM INVESTMENTS-9.26%

MONEY MARKET FUNDS-9.26%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(a)(b)	360,267,551	360,267,551

		360,267,551

TOTAL SHORT-TERM INVESTMENTS
(Cost: $360,267,551)		360,267,551

TOTAL INVESTMENTS IN SECURITIES-108.16%
(Cost: $4,207,240,016)		4,207,548,879
Other Assets, Less Liabilities-(8.16)%		(317,383,774)

NET ASSETS-100.00%		$3,890,165,105

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Barclays TIPS Bond Fund

November 30, 2010

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS-99.04%
U.S. Treasury Inflation-Indexed Bonds
0.50%, 04/15/15(a)	$392,640,375	$404,664,986
0.63%, 04/15/13(a)	510,421,143	524,218,465
1.25%, 04/15/14(a)	546,013,374	575,532,222
1.25%, 07/15/20(a)	826,033,036	870,045,108
1.38%, 07/15/18(a)	507,328,860	545,537,065
1.38%, 01/15/20(a)	650,580,918	694,495,130
1.63%, 01/15/15(a)	736,471,870	791,362,040
1.63%, 01/15/18(a)	496,305,707	541,671,150
1.75%, 01/15/28(a)	515,367,760	545,645,615
1.88%, 07/15/13(a)	827,148,365	879,103,621
1.88%, 07/15/15(a)	612,832,330	669,902,341
1.88%, 07/15/19(a)	548,668,380	611,422,326
2.00%, 04/15/12(a)	476,211,718	491,093,334
2.00%, 01/15/14(a)	845,471,374	908,617,517
2.00%, 07/15/14	746,765,061	810,006,727
2.00%, 01/15/16	649,853,865	717,073,124
2.00%, 01/15/26(a)	637,705,962	700,081,576
2.13%, 01/15/19(a)	509,020,481	575,590,816
2.13%, 02/15/40(a)	477,702,904	531,817,686
2.38%, 01/15/17(a)	547,930,567	621,815,580
2.38%, 01/15/25(a)	956,079,870	1,098,147,364
2.38%, 01/15/27	535,372,370	616,263,789
2.50%, 07/15/16(a)	649,185,079	739,969,555
2.50%, 01/15/29(a)	502,673,895	593,155,196
2.63%, 07/15/17(a)	513,375,228	595,435,050
3.00%, 07/15/12(a)	884,612,382	935,615,815
3.38%, 01/15/12	202,116,037	210,548,065
3.38%, 04/15/32(a)	205,533,206	278,304,807
3.63%, 04/15/28	644,563,837	861,600,565
3.88%, 04/15/29	736,336,959	1,023,853,531

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $18,472,013,582)		19,962,590,166

Security	Shares	Value

SHORT-TERM INVESTMENTS-22.48%

MONEY MARKET FUNDS-22.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(b)(c)(d)	3,882,788,457	3,882,788,457
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(b)(c)(d)	627,394,953	627,394,953

Schedule of Investments (Unaudited) (Continued)

iShares® Barclays TIPS Bond Fund

November 30, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	20,319,454	20,319,454

		4,530,502,864

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,530,502,864)		4,530,502,864

TOTAL INVESTMENTS IN SECURITIES-121.52%
(Cost: $23,002,516,446)		24,493,093,030
Other Assets, Less Liabilities-(21.52)%		(4,337,154,587)

NET ASSETS-100.00%		$20,155,938,443

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® iBoxx $ High Yield Corporate Bond Fund

November 30, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES-96.79%

ADVERTISING-0.43%
Interpublic Group of Companies Inc. (The)
10.00%, 07/15/17	$11,950,000	$13,876,937
Lamar Media Corp.
6.63%, 08/15/15(a)	7,850,000	7,993,917
7.88%, 04/15/18	7,950,000	8,377,313

		30,248,167
AEROSPACE & DEFENSE-1.00%
BE Aerospace Inc.
6.88%, 10/01/20	17,250,000	17,638,125
8.50%, 07/01/18	10,000,000	10,875,000
L-3 Communications Corp. Series B
6.38%, 10/15/15	19,934,000	20,457,268
TransDigm Inc.
7.75%, 07/15/14	21,069,000	21,648,397

		70,618,790
AIRLINES-0.60%
Continental Airlines Inc.
6.75%, 09/15/15(b)	17,000,000	17,573,750
Delta Air Lines Inc.
9.50%, 09/15/14(a)(b)	13,852,000	15,024,572
12.25%, 03/15/15(a)(b)	6,500,000	7,345,000
United Air Lines Inc.
9.88%, 08/01/13(b)	2,375,000	2,588,750

		42,532,072
APPAREL-0.04%
Hanesbrands Inc.
6.38%, 12/15/20(b)	3,000,000	2,925,000

		2,925,000
AUTO MANUFACTURERS-0.31%
Navistar International Corp.
8.25%, 11/01/21(a)	20,625,000	21,888,281

		21,888,281
AUTO PARTS & EQUIPMENT-0.94%
Goodyear Tire & Rubber Co. (The)
8.25%, 08/15/20	20,500,000	20,576,875
10.50%, 05/15/16(a)	20,050,000	21,837,792
TRW Automotive Inc.
7.00%, 03/15/14(a)(b)	10,000,000	10,625,000
7.25%, 03/15/17(a)(b)	12,220,000	13,065,216

		66,104,883
BANKS-2.78%
CIT Group Inc.
7.00%, 05/01/14(a)	34,000,000	33,691,875
7.00%, 05/01/15(a)	34,000,000	33,490,000
7.00%, 05/01/16	57,500,000	56,445,834
7.00%, 05/01/17	73,650,000	72,038,906

		195,666,615

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ High Yield Corporate Bond Fund

November 30, 2010

BEVERAGES-0.65%
Constellation Brands Inc.
7.25%, 09/01/16	10,181,000	10,927,607
7.25%, 05/15/17	21,554,000	23,152,588
8.38%, 12/15/14	10,250,000	11,300,625

		45,380,820
BUILDING MATERIALS-0.77%
Building Materials Corp. of America
6.88%, 08/15/18(a)(b)	7,000,000	6,921,250
Hanson Ltd.
6.13%, 08/15/16	15,330,000	15,571,601
Texas Industries Inc.
9.25%, 08/15/20(b)	10,950,000	11,497,500
USG Corp.
6.30%, 11/15/16	8,920,000	7,805,000
9.50%, 01/15/18(a)	12,785,000	12,358,833

		54,154,184
CHEMICALS-3.43%
CF Industries Inc.
6.88%, 05/01/18	17,000,000	18,551,250
7.13%, 05/01/20	18,250,000	20,249,896
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18	19,050,000	19,716,750
9.00%, 11/15/20(b)	3,000,000	3,018,750
Huntsman International LLC
5.50%, 06/30/16	12,700,000	12,308,417
Ineos Finance PLC
9.00%, 05/15/15(b)	14,900,000	15,598,437
Ineos Group Holdings PLC
8.50%, 02/15/16(a)(b)	12,000,000	10,470,000
Lyondell Chemical Co.
8.00%, 11/01/17(b)	46,900,000	49,655,375
11.00%, 05/01/18	66,400,000	73,787,000
Momentive Performance Materials Inc.
9.00%, 01/15/21(b)	6,708,000	6,724,770
Nalco Co.
8.25%, 05/15/17(a)	6,240,000	6,793,800
8.88%, 11/15/13(a)	4,000,000	4,070,000

		240,944,445
COAL-1.44%
Arch Coal Inc.
7.25%, 10/01/20	11,600,000	12,499,000
8.75%, 08/01/16	11,500,000	12,664,375
Consol Energy Inc.
8.00%, 04/01/17(b)	31,700,000	33,866,166
8.25%, 04/01/20(b)	25,500,000	28,007,500
Peabody Energy Corp.
7.38%, 11/01/16	12,596,000	13,902,835

		100,939,876

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ High Yield Corporate Bond Fund

November 30, 2010

COMMERCIAL SERVICES-2.66%
ARAMARK Corp.
8.50%, 02/01/15(a)	27,760,000	28,610,150
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19(b)	5,000,000	4,925,000
9.63%, 03/15/18	11,450,000	12,003,417
Ceridian Corp.
11.25%, 11/15/15	14,300,000	13,704,166
Hertz Corp. (The)
7.50%, 10/15/18(b)	10,000,000	10,100,000
8.88%, 01/01/14(a)	32,019,000	32,577,498
10.50%, 01/01/16	13,100,000	13,784,475
Iron Mountain Inc.
8.38%, 08/15/21	11,300,000	12,528,310
RSC Equipment Rental Inc.
9.50%, 12/01/14(a)	13,475,000	13,935,396
10.00%, 07/15/17(b)	7,600,000	8,502,500
United Rentals (North America) Inc.
8.38%, 09/15/20	11,000,000	10,857,917
9.25%, 12/15/19(a)	14,200,000	15,424,750
10.88%, 06/15/16	8,700,000	9,918,000

		186,871,579
COMPUTERS-0.85%
Seagate Technology
6.88%, 05/01/20(b)	14,250,000	13,452,000
SunGard Data Systems Inc.
7.38%, 11/15/18(b)	4,785,000	4,714,421
9.13%, 08/15/13	15,471,000	15,780,420
10.25%, 08/15/15	21,450,000	22,254,375
10.63%, 05/15/15	3,000,000	3,264,375

		59,465,591
DISTRIBUTION & WHOLESALE-0.26%
McJunkin Red Man Corp.
9.50%, 12/15/16(b)	19,875,000	18,160,781

		18,160,781
DIVERSIFIED FINANCIAL SERVICES-9.32%
Ally Financial Inc.
6.75%, 12/01/14	17,600,000	17,871,333
7.50%, 12/31/13	12,264,000	12,930,855
7.50%, 09/15/20(b)	36,950,000	37,196,333
8.00%, 12/31/18(a)	8,075,000	8,186,031
8.00%, 03/15/20(b)	39,000,000	40,105,000
8.30%, 02/12/15	45,300,000	47,848,125
American General Finance Corp.
6.90%, 12/15/17	59,500,000	47,376,875
American General Finance Corp. Series I
5.40%, 12/01/15	12,250,000	9,585,625
CIT Group Funding Co. of Delaware LLC
10.25%, 05/01/17	7,000,000	7,166,250
Ford Motor Credit Co. LLC
5.63%, 09/15/15	3,500,000	3,547,396
6.63%, 08/15/17	17,800,000	18,423,000
7.00%, 04/15/15	38,400,000	40,560,000
8.00%, 06/01/14	20,175,000	21,822,625
8.00%, 12/15/16(a)	36,150,000	39,734,875
8.13%, 01/15/20	22,400,000	25,558,400
8.70%, 10/01/14	20,250,000	22,401,562
12.00%, 05/15/15	21,500,000	26,606,250

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ High Yield Corporate Bond Fund

November 30, 2010

International Lease Finance Corp.
5.65%, 06/01/14	11,200,000	10,878,608
8.63%, 09/15/15(b)	30,500,000	32,272,812
8.75%, 03/15/17(b)	35,475,000	37,509,277
8.88%, 09/01/17(a)	12,500,000	13,239,606
Nuveen Investments Inc.
10.50%, 11/15/15(a)	13,500,000	13,443,750
Petroplus Finance Ltd.
6.75%, 05/01/14(a)(b)	13,390,000	12,310,431
7.00%, 05/01/17(a)(b)	13,215,000	11,662,238
9.38%, 09/15/19(b)	6,850,000	6,302,000
Pinafore LLC/Pinafore Inc.
9.00%, 10/01/18(b)	20,000,000	21,100,000
Pinnacle Foods Finance LLC
8.25%, 09/01/17(b)	6,000,000	6,180,000
9.25%, 04/01/15	974,000	1,002,003
Residential Capital LLC
8.50%, 04/17/13(a)	2,775,000	2,705,625
9.63%, 05/15/15	40,175,000	39,706,292
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18	20,000,000	20,150,000

		655,383,177
ELECTRIC-8.57%
AES Corp. (The)
7.75%, 10/15/15(a)	13,450,000	14,200,958
8.00%, 10/15/17	35,991,000	37,610,595
8.00%, 06/01/20	10,700,000	11,261,750
9.75%, 04/15/16	3,000,000	3,320,000
Calpine Construction Finance Co. LP
8.00%, 06/01/16(b)	18,550,000	19,477,500
Calpine Corp.
7.25%, 10/15/17(b)	23,925,000	24,003,953
7.50%, 02/15/21(b)	38,000,000	37,525,000
7.88%, 07/31/20(b)	36,750,000	37,025,625
Dynegy Holdings Inc.
7.50%, 06/01/15	9,300,000	6,887,813
7.75%, 06/01/19	25,173,000	16,414,894
8.38%, 05/01/16	20,700,000	14,973,000
Edison Mission Energy
7.00%, 05/15/17	26,383,000	21,067,863
7.20%, 05/15/19	16,500,000	12,718,750
7.75%, 06/15/16(a)	8,500,000	7,203,750
Energy Future Holdings Corp.
9.75%, 10/15/19	7,589,000	7,589,501
10.00%, 01/15/20(b)	3,000,000	3,073,950
Energy Future Intermediate Holding Co. LLC
9.75%, 10/15/19(a)	8,108,000	8,108,535
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20	46,642,000	47,866,352
GenOn Escrow Corp.
9.50%, 10/15/18(b)	14,000,000	13,300,000
9.88%, 10/15/20(b)	11,000,000	10,560,000
Intergen NV
9.00%, 06/30/17(b)	25,745,000	26,839,162
Mirant North America LLC
7.38%, 12/31/13(a)	15,275,000	15,440,260

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ High Yield Corporate Bond Fund

November 30, 2010

NRG Energy Inc.
7.25%, 02/01/14	8,000,000	8,080,000
7.38%, 02/01/16	48,584,000	48,644,730
7.38%, 01/15/17	25,350,000	25,561,250
8.25%, 09/01/20(a)(b)	20,615,000	20,679,422
8.50%, 06/15/19(a)	17,155,000	17,476,656
RRI Energy Inc.
7.63%, 06/15/14(a)	13,900,000	13,978,257
7.88%, 06/15/17	14,150,000	12,970,833
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15(a)	99,100,000	58,964,500

		602,824,859
ELECTRONICS-1.09%
NXP BV/NXP Funding LLC
7.88%, 10/15/14(a)	19,600,000	20,090,000
9.50%, 10/15/15(a)	19,225,000	19,865,833
9.75%, 08/01/18(b)	21,200,000	22,949,000
Sanmina-SCI Corp.
8.13%, 03/01/16(a)	13,450,000	13,483,625

		76,388,458
ENTERTAINMENT-0.66%
AMC Entertainment Inc.
8.75%, 06/01/19(a)	11,300,000	11,987,417
Pinnacle Entertainment Inc.
8.63%, 08/01/17	8,500,000	9,116,250
WMG Acquisition Corp.
9.50%, 06/15/16	23,970,000	24,943,781

		46,047,448
FOOD-1.38%
Smithfield Foods Inc.
7.75%, 07/01/17	11,230,000	11,342,300
10.00%, 07/15/14(b)	15,375,000	17,354,531
SUPERVALU Inc.
7.50%, 11/15/14(a)	10,600,000	10,484,467
8.00%, 05/01/16(a)	22,370,000	21,922,600
Tyson Foods Inc.
7.35%, 04/01/16	17,385,000	19,094,525
10.50%, 03/01/14	14,450,000	17,141,312

		97,339,735
FOREST PRODUCTS & PAPER-0.78%
Georgia-Pacific LLC
7.00%, 01/15/15(b)	12,600,000	12,978,000
NewPage Corp.
11.38%, 12/31/14(a)	35,350,000	32,080,125
Stora Enso OYJ
6.40%, 04/15/16(b)	9,768,000	9,965,655

		55,023,780
GAS-0.48%
Sabine Pass LNG LP
7.50%, 11/30/16	36,410,000	33,770,275

		33,770,275
HEALTH CARE - PRODUCTS-0.79%
Alere Inc.
8.63%, 10/01/18(b)	2,000,000	2,044,500
9.00%, 05/15/16	13,905,000	14,183,100

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ High Yield Corporate Bond Fund

November 30, 2010

Biomet Inc.
10.00%, 10/15/17	9,800,000	10,669,750
11.63%, 10/15/17	26,241,000	28,943,823

		55,841,173
HEALTH CARE - SERVICES-5.55%
Apria Healthcare Group Inc.
11.25%, 11/01/14	13,250,000	14,384,531
Community Health Systems Inc.
8.88%, 07/15/15	57,925,000	60,652,302
DaVita Inc.
6.38%, 11/01/18	11,150,000	11,066,375
6.63%, 11/01/20	15,650,000	15,467,417
HCA Holdings Inc.
7.75%, 05/15/21(b)	7,000,000	6,912,500
HCA Inc.
6.50%, 02/15/16(a)	16,000,000	15,620,000
7.25%, 09/15/20	12,000,000	12,570,000
7.88%, 02/15/20	34,400,000	36,550,000
8.50%, 04/15/19	35,000,000	38,112,375
9.13%, 11/15/14(a)	21,350,000	22,346,333
9.25%, 11/15/16	60,084,000	64,066,047
Tenet Healthcare Corp.
8.00%, 08/01/20(a)(b)	16,000,000	15,680,000
8.88%, 07/01/19(a)	18,950,000	20,252,813
9.00%, 05/01/15	13,602,000	14,610,815
9.25%, 02/01/15(a)	9,000,000	9,487,500
10.00%, 05/01/18(a)	11,941,000	13,304,264
US Oncology Inc.
9.13%, 08/15/17	16,250,000	19,459,375

		390,542,647
HOLDING COMPANIES - DIVERSIFIED-0.28%
Leucadia National Corp.
7.13%, 03/15/17	8,720,000	8,894,400
8.13%, 09/15/15	9,875,000	10,755,680

		19,650,080
HOME BUILDERS-0.61%
Centex Corp.
6.50%, 05/01/16(a)	10,100,000	10,390,375
DR Horton Inc.
6.50%, 04/15/16(a)	9,000,000	9,168,750
K. Hovnanian Enterprises Inc.
10.63%, 10/15/16(a)	14,750,000	14,872,917
Lennar Corp.
12.25%, 06/01/17(a)	7,205,000	8,606,973

		43,039,015
HOUSEHOLD PRODUCTS & WARES-0.89%
Jarden Corp.
7.50%, 05/01/17	13,670,000	14,330,717
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
7.13%, 04/15/19(b)	1,000,000	1,017,500
7.75%, 10/15/16(b)	22,950,000	23,981,602
8.50%, 05/15/18(b)	20,250,000	20,275,313
9.00%, 04/15/19(b)	3,000,000	3,052,500

		62,657,632

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ High Yield Corporate Bond Fund

November 30, 2010

INVESTMENT COMPANIES-0.30%
Offshore Group Investments Ltd.
11.50%, 08/01/15(b)	20,000,000	20,775,000

		20,775,000
IRON & STEEL-0.78%
Steel Dynamics Inc.
6.75%, 04/01/15	10,820,000	10,959,778
7.75%, 04/15/16	9,175,000	9,645,219
United States Steel Corp.
6.05%, 06/01/17(a)	8,800,000	8,536,000
7.00%, 02/01/18	8,000,000	7,890,000
7.38%, 04/01/20	18,000,000	18,078,000

		55,108,997
LODGING-4.51%
Harrah’s Operating Co. Inc.
10.00%, 12/15/18(a)	80,867,000	68,004,077
10.75%, 02/01/16	9,200,000	8,137,400
11.25%, 06/01/17	43,300,000	47,251,125
12.75%, 04/15/18(b)	16,850,000	16,358,542
MGM Resorts International
6.63%, 07/15/15(a)	18,200,000	15,549,771
7.50%, 06/01/16(a)	14,750,000	12,968,200
7.63%, 01/15/17(a)	16,000,000	14,040,000
9.00%, 03/15/20(a)(b)	16,600,000	18,017,917
10.38%, 05/15/14	9,500,000	10,539,062
11.13%, 11/15/17	14,950,000	16,893,500
11.38%, 03/01/18(a)	9,000,000	9,225,000
13.00%, 11/15/13	18,392,000	21,656,580
Starwood Hotels & Resorts Worldwide Inc.
6.75%, 05/15/18(a)	7,750,000	8,486,250
7.88%, 10/15/14(a)	9,200,000	10,449,667
Wynn Las Vegas LLC
7.75%, 08/15/20	27,350,000	29,059,375
7.88%, 11/01/17	9,650,000	10,289,312

		316,925,778
MACHINERY-1.15%
Case New Holland Inc.
7.75%, 09/01/13	11,725,000	12,545,750
7.88%, 12/01/17(b)	35,500,000	38,739,375
Manitowoc Co. Inc. (The)
8.50%, 11/01/20	12,775,000	13,131,635
Terex Corp.
8.00%, 11/15/17(a)	16,664,000	16,455,700

		80,872,460
MANUFACTURING-0.88%
Bombardier Inc.
7.50%, 03/15/18(b)	14,000,000	15,120,000
7.75%, 03/15/20(a)(b)	20,200,000	21,849,667

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ High Yield Corporate Bond Fund

November 30, 2010

RBS Global Inc./Rexnord LLC
8.50%, 05/01/18(a)	24,450,000	25,244,625

		62,214,292
MEDIA-7.34%
Cablevision Systems Corp.
7.75%, 04/15/18	13,300,000	14,064,750
8.00%, 04/15/20	6,200,000	6,634,000
8.63%, 09/15/17	27,050,000	29,602,844
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16	32,825,000	38,651,437
CCO Holdings LLC/CCO Holdings Capital Corp.
7.25%, 10/30/17(b)	21,000,000	21,262,500
7.88%, 04/30/18(a)(b)	24,650,000	25,636,000
8.13%, 04/30/20(b)	10,000,000	10,550,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%, 11/15/17(b)	23,900,000	24,587,125
Charter Communications Inc.
10.88%, 09/15/14(a)(b)	11,700,000	13,008,450
Clear Channel Communications Inc.
10.75%, 08/01/16	14,350,000	10,825,281
Clear Channel Worldwide Holdings Inc.
9.25%, 12/15/17	8,900,000	9,467,375
Clear Channel Worldwide Holdings Inc. Series B
9.25%, 12/15/17(a)	43,825,000	46,755,797
CSC Holdings LLC
8.50%, 04/15/14	19,408,000	21,288,150
8.50%, 06/15/15	6,650,000	7,204,167
8.63%, 02/15/19	9,500,000	10,830,000
DISH DBS Corp.
7.00%, 10/01/13(a)	8,400,000	8,946,000
7.13%, 02/01/16	42,134,000	43,398,020
7.75%, 05/31/15	14,800,000	15,663,333
7.88%, 09/01/19	23,500,000	24,616,250
McClatchy Co. (The)
11.50%, 02/15/17	18,000,000	18,866,250
Nielsen Finance LLC/Nielsen Finance Co.
7.75%, 10/15/18(b)	9,900,000	10,077,870
11.50%, 05/01/16	9,800,000	11,147,500
Quebecor Media Inc.
7.75%, 03/15/16	28,536,000	29,374,730
Sirius XM Radio Inc.
8.75%, 04/01/15(a)(b)	9,150,000	9,584,625
Univision Communications Inc.
8.50%, 05/15/21(b)	8,000,000	7,700,000
12.00%, 07/01/14(b)	11,425,000	12,453,250
Videotron Ltee
9.13%, 04/15/18	9,500,000	10,545,000
XM Satellite Radio Inc.
13.00%, 08/01/13(b)	19,918,000	23,304,060

		516,044,764
MINING-0.33%
Novelis Inc.
7.25%, 02/15/15	22,693,000	23,373,790

		23,373,790
OIL & GAS-7.64%
ATP Oil & Gas Corp.
11.88%, 05/01/15(b)	30,750,000	27,393,125

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ High Yield Corporate Bond Fund

November 30, 2010

Chesapeake Energy Corp.
6.50%, 08/15/17	20,850,000	20,971,625
6.63%, 08/15/20	25,650,000	25,799,625
6.88%, 08/15/18	13,250,000	13,448,750
6.88%, 11/15/20(a)	11,050,000	11,215,750
7.25%, 12/15/18	14,200,000	14,886,333
9.50%, 02/15/15	31,081,000	34,849,571
Denbury Resources Inc.
8.25%, 02/15/20	22,630,000	24,440,400
9.75%, 03/01/16	9,000,000	9,978,750
Forest Oil Corp.
7.25%, 06/15/19	19,905,000	20,178,694
8.50%, 02/15/14	13,030,000	14,137,550
Linn Energy LLC/Linn Energy Finance Corp.
7.75%, 02/01/21(b)	21,000,000	21,262,500
8.63%, 04/15/20(b)	26,700,000	28,335,375
Newfield Exploration Co.
6.63%, 04/15/16	11,605,000	11,851,606
6.88%, 02/01/20	13,225,000	13,770,531
7.13%, 05/15/18	12,826,000	13,467,300
OPTI Canada Inc.
7.88%, 12/15/14	13,000,000	8,921,250
8.25%, 12/15/14	24,020,000	16,633,850
Petrohawk Energy Corp.
7.25%, 08/15/18	17,750,000	17,650,156
7.88%, 06/01/15(a)	17,736,000	17,913,360
10.50%, 08/01/14	6,750,000	7,638,750
Pioneer Natural Resources Co.
6.65%, 03/15/17	11,669,000	12,427,485
6.88%, 05/01/18	8,775,000	9,317,953
7.50%, 01/15/20	7,825,000	8,615,325
Plains Exploration & Production Co.
7.00%, 03/15/17	10,670,000	10,821,158
7.63%, 06/01/18	7,975,000	8,333,875
7.75%, 06/15/15	16,750,000	17,357,188
8.63%, 10/15/19	10,100,000	10,958,500
10.00%, 03/01/16	9,150,000	10,179,375
Quicksilver Resources Inc.
8.25%, 08/01/15	9,200,000	9,437,667
11.75%, 01/01/16	12,350,000	14,151,042
Range Resources Corp.
6.75%, 08/01/20	9,500,000	9,808,750
SandRidge Energy Inc.
8.00%, 06/01/18(a)(b)	15,525,000	14,806,969
8.75%, 01/15/20(a)	8,500,000	8,542,500
Tesoro Corp.
6.50%, 06/01/17(a)	10,725,000	10,564,125
6.63%, 11/01/15	7,000,000	6,982,733

		537,049,496
OIL & GAS SERVICES-0.63%
Compagnie Generale de Geophysique-Veritas
7.50%, 05/15/15	5,800,000	5,945,000
7.75%, 05/15/17	10,895,000	11,003,950
Expro Finance Luxembourg SCA
8.50%, 12/15/16(b)	29,250,000	27,456,098

		44,405,048

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ High Yield Corporate Bond Fund

November 30, 2010

PACKAGING & CONTAINERS-1.10%
Ball Corp.
5.75%, 05/15/21	3,200,000	3,132,000
6.63%, 03/15/18	13,000,000	13,365,625
6.75%, 09/15/20	4,900,000	5,218,500
Berry Plastics Corp.
9.50%, 05/15/18	10,000,000	9,716,667
9.75%, 01/15/21(b)	12,000,000	11,485,000
Crown Americas LLC/Crown Americas Capital Corp.
7.75%, 11/15/15	17,186,000	17,895,323
Crown Americas LLC/Crown Americas Capital Corp. II
7.63%, 05/15/17	3,000,000	3,225,000
Owens-Brockway Glass Container Inc.
7.38%, 05/15/16	12,725,000	13,615,750

		77,653,865
PHARMACEUTICALS-1.50%
Elan Finance PLC
8.75%, 10/15/16(a)	12,000,000	12,060,000
8.88%, 12/01/13(a)	7,960,000	8,059,500
Mylan Inc.
7.63%, 07/15/17(b)	16,000,000	16,986,667
7.88%, 07/15/20(b)	17,050,000	18,222,187
Omnicare Inc.
6.88%, 12/15/15	11,750,000	11,857,708
7.75%, 06/01/20	6,000,000	6,142,500
Valeant Pharmaceuticals International Inc.
6.75%, 10/01/17(b)	11,000,000	10,871,667
6.88%, 12/01/18(b)	14,750,000	14,602,500
7.00%, 10/01/20(b)	6,825,000	6,679,969

		105,482,698
PIPELINES-1.66%
El Paso Corp.
7.00%, 06/15/17(a)	26,090,000	27,611,917
7.25%, 06/01/18	10,550,000	11,200,583
8.25%, 02/15/16	9,800,000	10,731,000
12.00%, 12/12/13	9,000,000	11,002,500
Energy Transfer Equity LP
7.50%, 10/15/20	27,250,000	28,112,917
Kinder Morgan Finance Co. ULC
5.70%, 01/05/16(a)	16,410,000	16,753,633
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.75%, 11/01/20	1,800,000	1,806,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Series B
8.75%, 04/15/18	8,750,000	9,439,062

		116,658,362
REAL ESTATE-0.61%
Realogy Corp.
10.50%, 04/15/14(a)	35,275,000	30,424,688
12.38%, 04/15/15(a)	15,000,000	12,150,000

		42,574,688
REAL ESTATE INVESTMENT TRUSTS-0.64%
Host Hotels & Resorts Inc.
6.00%, 11/01/20(b)	7,500,000	7,378,125
Host Hotels & Resorts LP
6.38%, 03/15/15	2,355,000	2,396,213
6.75%, 06/01/16	15,000,000	15,356,250
6.88%, 11/01/14	9,235,000	9,462,027
9.00%, 05/15/17(a)	7,050,000	7,878,375
Omega Healthcare Investors Inc.
6.75%, 10/15/22(b)	2,855,000	2,860,424

		45,331,414

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ High Yield Corporate Bond Fund

November 30, 2010

RETAIL-3.23%
Dollar General Corp.
10.63%, 07/15/15	17,704,000	19,297,360
Inergy LP
6.88%, 12/15/14	7,050,000	7,138,125
7.00%, 10/01/18(b)	7,000,000	7,155,750
8.25%, 03/01/16	8,000,000	8,300,000
Limited Brands Inc.
6.90%, 07/15/17	19,662,000	20,890,875
7.00%, 05/01/20	7,000,000	7,460,833
8.50%, 06/15/19	9,500,000	10,948,750
Michaels Stores Inc.
7.75%, 11/01/18(a)(b)	6,000,000	5,837,500
Neiman Marcus Group Inc. (The)
10.38%, 10/15/15(a)	9,650,000	10,139,738
Rite Aid Corp.
7.50%, 03/01/17(a)	10,800,000	10,143,000
8.00%, 08/15/20(a)(b)	17,100,000	17,677,125
8.63%, 03/01/15(a)	7,500,000	6,368,750
9.50%, 06/15/17(a)	32,470,000	27,010,981
10.38%, 07/15/16(a)	11,000,000	11,357,500
Sears Holdings Corp.
6.63%, 10/15/18(b)	20,000,000	18,550,000
Toys R Us Property Co. I LLC
10.75%, 07/15/17	20,725,000	23,367,437
Toys R Us Property Co. II LLC
8.50%, 12/01/17(a)	14,375,000	15,345,313

		226,989,037
SEMICONDUCTORS-1.61%
Advanced Micro Devices Inc.
7.75%, 08/01/20(b)	5,100,000	5,257,250
8.13%, 12/15/17	14,460,000	15,309,525
Freescale Semiconductor Inc.
8.88%, 12/15/14(a)	25,718,000	25,782,295
9.25%, 04/15/18(b)	29,550,000	30,978,250
10.13%, 12/15/16(a)	17,250,000	16,301,250
10.13%, 03/15/18(a)(b)	13,725,000	14,840,156
10.75%, 08/01/20(b)	5,000,000	4,900,000

		113,368,726
SOFTWARE-1.96%
Fidelity National Information Services Inc.
7.63%, 07/15/17(b)	11,600,000	12,354,000
7.88%, 07/15/20(b)	12,700,000	13,652,500
First Data Corp.
8.88%, 08/15/20(b)	10,000,000	10,400,000
9.88%, 09/24/15	74,473,000	63,085,749
11.25%, 03/31/16(a)	49,875,000	38,320,625

		137,812,874

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ High Yield Corporate Bond Fund

November 30, 2010

TELECOMMUNICATIONS-13.82%
Avaya Inc.
9.75%, 11/01/15	15,800,000	15,642,000
Cincinnati Bell Inc.
8.25%, 10/15/17	13,900,000	13,387,437
8.38%, 10/15/20	7,800,000	7,224,750
8.75%, 03/15/18	9,800,000	8,893,500
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15(a)(b)	51,600,000	54,731,052
Cricket Communications Inc.
7.75%, 05/15/16	22,283,000	22,840,075
7.75%, 10/15/20(b)	7,000,000	6,491,100
9.38%, 11/01/14(a)	21,700,000	22,740,515
Crown Castle International Corp.
7.13%, 11/01/19(a)	10,750,000	11,489,063
9.00%, 01/15/15	20,400,000	22,389,000
Digicel Group Ltd.
8.88%, 01/15/15(a)(b)	18,000,000	18,180,000
10.50%, 04/15/18(a)(b)	18,000,000	19,858,500
Digicel Ltd.
8.25%, 09/01/17(b)	9,300,000	9,788,250
12.00%, 04/01/14(b)	10,000,000	11,591,667
Frontier Communications Corp.
7.13%, 03/15/19	11,700,000	12,032,324
7.88%, 04/15/15	8,000,000	8,720,000
8.13%, 10/01/18(a)	10,600,000	11,651,167
8.25%, 05/01/14(a)	11,975,000	13,202,437
8.25%, 04/15/17	31,910,000	35,047,817
8.50%, 04/15/20	22,500,000	24,750,000
8.75%, 04/15/22	7,500,000	8,231,250
Intelsat Corp.
9.25%, 06/15/16	14,050,000	14,857,875
Intelsat Jackson Holdings SA
7.25%, 10/15/20(b)	12,900,000	12,878,500
8.50%, 11/01/19(a)(b)	12,000,000	12,850,400
9.50%, 06/15/16	15,500,000	16,352,500
11.25%, 06/15/16	19,918,000	21,279,727
Intelsat Subsidiary Holding Co. SA
8.88%, 01/15/15	17,400,000	17,820,500
8.88%, 01/15/15(b)	5,000,000	5,112,500
Level 3 Financing Inc.
8.75%, 02/15/17	7,650,000	6,885,000
9.25%, 11/01/14(a)	32,484,000	31,049,290
10.00%, 02/01/18(a)	13,700,000	12,535,500
MetroPCS Wireless Inc.
6.63%, 11/15/20	8,900,000	8,440,167
7.88%, 09/01/18	20,825,000	21,475,781
Nextel Communications Inc.
5.95%, 03/15/14	5,600,000	5,404,000
Nextel Communications Inc. Series D
7.38%, 08/01/15	27,855,000	26,880,075
NII Capital Corp.
8.88%, 12/15/19	12,400,000	13,423,000
10.00%, 08/15/16	14,560,000	16,161,600
Qwest Communications International Inc.
7.13%, 04/01/18(b)	21,400,000	22,256,000
8.00%, 10/01/15	9,600,000	10,176,000
Qwest Communications International Inc. Series B
7.50%, 02/15/14	15,625,000	15,820,312
Sprint Nextel Corp.
6.00%, 12/01/16(a)	46,003,000	42,886,297
8.38%, 08/15/17(a)	23,250,000	24,191,625
Virgin Media Finance PLC
8.38%, 10/15/19	10,450,000	11,468,875
9.13%, 08/15/16	8,950,000	9,494,458
Virgin Media Finance PLC Series 1
9.50%, 08/15/16	32,250,000	36,079,687

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ High Yield Corporate Bond Fund

November 30, 2010

Virgin Media Secured Finance PLC
6.50%, 01/15/18	18,000,000	19,046,250
West Corp.
8.63%, 10/01/18(b)	10,100,000	10,504,000
9.50%, 10/15/14(a)	13,654,000	14,131,890
11.00%, 10/15/16(a)	11,600,000	12,462,750
Wind Acquisition Finance SA
7.25%, 02/15/18(b)	4,300,000	4,235,500
11.75%, 07/15/17	40,025,000	44,059,520
12.00%, 12/01/15(b)	11,500,000	12,146,875
Windstream Corp.
7.00%, 03/15/19	17,300,000	17,247,847
7.88%, 11/01/17	18,200,000	19,102,417
8.13%, 09/01/18(a)	7,875,000	8,150,625
8.63%, 08/01/16	34,526,000	35,806,339

		971,555,586
TEXTILES-0.28%
Mohawk Industries Inc.
6.88%, 01/15/16(a)	18,387,000	19,583,810

		19,583,810
TRANSPORTATION-0.26%
CHC Helicopter SA
9.25%, 10/15/20(b)	18,000,000	18,573,750

		18,573,750

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,478,309,728)		6,806,763,798

Security	Shares	Value

SHORT-TERM INVESTMENTS-10.82%

MONEY MARKET FUNDS-10.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(c)(d)(e)	589,858,459	589,858,459
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(c)(d)(e)	95,311,456	95,311,456
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(c)(d)	75,353,634	75,353,634

		760,523,549

TOTAL SHORT-TERM INVESTMENTS
(Cost: $760,523,549)		760,523,549

TOTAL INVESTMENTS IN SECURITIES-107.61%
(Cost: $7,238,833,277)		7,567,287,347
Other Assets, Less Liabilities-(7.61)%		(534,915,779)

NET ASSETS-100.00%		$7,032,371,568

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ High Yield Corporate Bond Fund

November 30, 2010

(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

Security	Principal	Value

CORPORATE BONDS & NOTES-98.34%

AEROSPACE & DEFENSE-1.11%
Boeing Co. (The)
3.50%, 02/15/15	$12,700,000	$13,574,322
4.88%, 02/15/20	7,000,000	7,787,782
Lockheed Martin Corp.
4.25%, 11/15/19	10,000,000	10,579,800
6.15%, 09/01/36	15,000,000	16,835,523
United Technologies Corp.
4.50%, 04/15/20	9,000,000	9,780,333
4.88%, 05/01/15	20,000,000	22,569,181
5.70%, 04/15/40	21,700,000	24,094,301
6.13%, 02/01/19	35,000,000	42,424,122
6.13%, 07/15/38	7,500,000	8,704,677

		156,350,041
AGRICULTURE-1.89%
Altria Group Inc.
4.13%, 09/11/15	10,355,000	11,007,884
8.50%, 11/10/13	14,547,000	17,370,871
9.70%, 11/10/18	57,785,000	77,723,935
9.95%, 11/10/38	2,935,000	4,156,563
10.20%, 02/06/39	43,497,000	62,976,967
Philip Morris International Inc.
4.50%, 03/26/20	19,135,000	20,484,154
5.65%, 05/16/18	40,811,000	47,572,169
6.38%, 05/16/38	21,190,000	24,782,764

		266,075,307
AUTO MANUFACTURERS-0.23%
Daimler Finance North America LLC
8.50%, 01/18/31(a)	24,500,000	32,728,873

		32,728,873
BANKS-12.06%
Bank of America Corp.
3.70%, 09/01/15(a)	16,000,000	15,766,106
4.50%, 04/01/15	35,000,000	35,785,787
4.75%, 08/01/15	11,050,000	11,470,159
5.42%, 03/15/17	2,280,000	2,283,675
5.63%, 07/01/20	10,000,000	10,067,650
5.65%, 05/01/18	17,950,000	18,437,891
5.75%, 12/01/17	17,000,000	17,688,358
6.00%, 09/01/17	13,815,000	14,549,615
6.50%, 08/01/16	36,000,000	39,157,362
7.38%, 05/15/14	20,000,000	22,389,750
7.63%, 06/01/19	10,000,000	11,393,489
Bank of America N.A.
6.00%, 10/15/36	4,655,000	4,365,464
Bank of New York Mellon Corp. (The)
4.30%, 05/15/14	25,000,000	27,072,818
Bank of Nova Scotia
2.05%, 10/07/15	2,000,000	1,992,112
3.40%, 01/22/15	32,379,000	34,183,557

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

Barclays Bank PLC
3.90%, 04/07/15	18,000,000	18,824,280
5.00%, 09/22/16(a)	25,400,000	27,283,156
5.13%, 01/08/20	35,925,000	37,174,292
5.14%, 10/14/20	750,000	698,128
5.20%, 07/10/14	40,379,000	44,132,115
6.75%, 05/22/19	28,058,000	32,211,243
BB&T Corp.
5.20%, 12/23/15	11,000,000	12,062,658
BNP Paribas SA
3.25%, 03/11/15	10,000,000	10,273,049
Credit Suisse
5.40%, 01/14/20	35,160,000	36,776,411
Credit Suisse New York
3.50%, 03/23/15	83,300,000	86,766,529
5.30%, 08/13/19	100,260,000	107,593,686
5.50%, 05/01/14	17,800,000	19,720,478
6.00%, 02/15/18(a)	11,000,000	12,004,091
Deutsche Bank AG London
3.88%, 08/18/14	37,000,000	39,410,180
6.00%, 09/01/17	50,000,000	57,466,000
Deutsche Bank Financial LLC
5.38%, 03/02/15	5,000,000	5,482,758
Fifth Third Bancorp
8.25%, 03/01/38	12,600,000	14,346,870
HSBC Bank (USA) N.A.
4.63%, 04/01/14	5,000,000	5,304,203
4.88%, 08/24/20	3,000,000	3,037,638
HSBC Holdings PLC
6.50%, 09/15/37	104,293,000	108,043,693
6.80%, 06/01/38	5,852,000	6,315,172
PNC Funding Corp.
3.63%, 02/08/15(b)	13,596,000	14,179,246
5.13%, 02/08/20(b)	10,000,000	10,615,383
Regions Bank
7.50%, 05/15/18	9,565,000	9,158,488
Royal Bank of Scotland Group PLC
4.88%, 03/16/15	36,090,000	37,152,851
5.00%, 11/12/13	6,000,000	5,994,220
5.00%, 10/01/14	14,900,000	14,506,491
5.63%, 08/24/20	19,650,000	19,478,357
6.40%, 10/21/19	25,000,000	25,696,017
U.S. Bancorp
2.45%, 07/27/15	9,976,000	10,105,314
4.20%, 05/15/14	8,400,000	9,056,444
UBS AG Stamford
3.88%, 01/15/15	2,000,000	2,085,200
4.88%, 08/04/20(a)	10,140,000	10,529,917
5.75%, 04/25/18	89,751,000	99,302,152
5.88%, 12/20/17	26,340,000	29,435,213
UBS AG Stamford Series 10
5.88%, 07/15/16	15,000,000	16,222,350
US Bank N.A.
4.95%, 10/30/14	29,000,000	31,947,906
6.30%, 02/04/14	5,000,000	5,612,903
Wachovia Bank N.A./Wells Fargo & Co.
5.85%, 02/01/37	17,000,000	16,704,069
6.60%, 01/15/38(a)	67,279,000	72,775,517
Wachovia Corp./Wells Fargo & Co.
5.25%, 08/01/14(a)	28,000,000	30,121,076
5.50%, 08/01/35	17,668,000	16,582,487
5.63%, 10/15/16	3,427,000	3,795,588

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

Wells Fargo & Co.
3.63%, 04/15/15(a)	7,000,000	7,331,181
3.75%, 10/01/14	40,172,000	42,199,275
5.63%, 12/11/17(a)	134,708,000	150,809,226
Wells Fargo Bank N.A.
4.75%, 02/09/15(a)	36,500,000	38,965,598
5.75%, 05/16/16	4,575,000	5,063,391
Wells Fargo Capital X
5.95%, 12/15/36	7,270,000	7,021,264

		1,693,977,547
BEVERAGES-2.61%
Anheuser-Busch InBev Worldwide Inc.
4.13%, 01/15/15	15,500,000	16,604,570
5.38%, 01/15/20	30,790,000	34,327,634
Bottling Group LLC
5.13%, 01/15/19(a)	20,320,000	22,850,935
6.95%, 03/15/14	20,000,000	23,456,400
Coca-Cola Co. (The)
1.50%, 11/15/15	6,750,000	6,591,577
3.15%, 11/15/20	6,800,000	6,606,948
3.63%, 03/15/14	2,310,000	2,468,358
4.88%, 03/15/19	23,720,000	26,722,275
5.35%, 11/15/17	30,680,000	35,329,371
Diageo Capital PLC
5.75%, 10/23/17	19,000,000	22,158,944
7.38%, 01/15/14	22,400,000	26,264,611
Diageo Finance BV
5.30%, 10/28/15	3,500,000	3,982,921
Pepsi Bottling Group Inc. Series B
7.00%, 03/01/29	15,000,000	18,874,350
PepsiCo Inc.
3.10%, 01/15/15(a)	5,650,000	5,959,124
3.13%, 11/01/20	6,600,000	6,396,456
4.50%, 01/15/20(a)	10,600,000	11,513,547
5.50%, 01/15/40	14,945,000	15,886,954
7.90%, 11/01/18	61,367,000	81,048,317

		367,043,292
BIOTECHNOLOGY-0.64%
Amgen Inc.
5.70%, 02/01/19(a)	34,000,000	39,811,664
6.40%, 02/01/39	30,500,000	35,405,285
Genentech Inc.
4.75%, 07/15/15	13,000,000	14,578,613

		89,795,562
BUILDING MATERIALS-0.14%
CRH America Inc.
6.00%, 09/30/16	18,000,000	19,747,628

		19,747,628
CHEMICALS-1.71%
Dow Chemical Co. (The)
4.25%, 11/15/20	5,000,000	4,851,230
7.60%, 05/15/14	56,470,000	65,747,005
8.55%, 05/15/19	54,692,000	69,037,985
9.40%, 05/15/39	24,979,000	34,946,037

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

E.I. du Pont de Nemours and Co.
3.25%, 01/15/15	24,500,000	25,858,647
3.63%, 01/15/21	3,700,000	3,684,466
4.63%, 01/15/20	12,500,000	13,547,563
5.88%, 01/15/14(a)	1,869,000	2,122,967
6.00%, 07/15/18	16,400,000	19,324,241
Rohm and Haas Co.
6.00%, 09/15/17	1,500,000	1,677,600

		240,797,741
COMPUTERS-1.37%
Hewlett-Packard Co.
2.20%, 12/01/15	8,000,000	8,020,919
3.75%, 12/01/20	14,500,000	14,540,985
4.75%, 06/02/14(a)	32,090,000	35,402,099
5.50%, 03/01/18	1,377,000	1,590,679
6.13%, 03/01/14(a)	19,875,000	22,594,936
International Business Machines Corp.
5.60%, 11/30/39(a)	27,160,000	29,978,529
5.70%, 09/14/17	46,640,000	54,434,360
7.63%, 10/15/18	19,887,000	25,969,240

		192,531,747
COSMETICS & PERSONAL CARE-0.56%
Procter & Gamble Co. (The)
3.50%, 02/15/15	23,465,000	25,241,762
4.70%, 02/15/19(a)	22,865,000	25,447,273
4.95%, 08/15/14	4,000,000	4,477,556
5.55%, 03/05/37	21,150,000	23,342,792

		78,509,383
DIVERSIFIED FINANCIAL SERVICES-21.01%
American Express Co.
7.00%, 03/19/18	2,000,000	2,368,730
7.25%, 05/20/14	12,980,000	14,965,937
8.13%, 05/20/19	61,692,000	78,032,699
8.15%, 03/19/38	16,661,000	22,265,146
American Express Credit Co. Series C
7.30%, 08/20/13	5,767,000	6,537,975
American Express Credit Corp.
2.75%, 09/15/15	28,500,000	28,219,907
5.13%, 08/25/14	18,000,000	19,595,586
Bear Stearns Companies Inc. (The)/JPMorgan Chase & Co.
5.30%, 10/30/15	1,000,000	1,102,087
5.70%, 11/15/14	15,600,000	17,331,262
6.40%, 10/02/17	15,000,000	17,243,050
BP Capital Markets PLC
3.63%, 05/08/14	19,100,000	19,803,453
3.88%, 03/10/15	25,950,000	27,048,632
4.50%, 10/01/20	3,300,000	3,359,516
4.75%, 03/10/19(a)	25,000,000	26,321,053
5.25%, 11/07/13	12,000,000	13,055,334
Capital One Bank (USA) N.A.
8.80%, 07/15/19	72,110,000	90,095,171
Capital One Capital V
10.25%, 08/15/39	2,310,000	2,464,770
Capital One Capital VI
8.88%, 05/15/40	13,310,000	13,884,548
Capital One Financial Corp.
7.38%, 05/23/14	2,310,000	2,660,332
Caterpillar Financial Services Corp.
6.13%, 02/17/14	50,275,000	57,288,058
7.15%, 02/15/19(a)	15,310,000	19,439,745

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

Citigroup Inc.
4.75%, 05/19/15	25,851,000	27,029,935
5.00%, 09/15/14	38,627,000	39,851,049
5.50%, 02/15/17	40,000,000	41,691,633
5.88%, 02/22/33	2,250,000	2,084,128
6.00%, 08/15/17	8,500,000	9,270,784
6.01%, 01/15/15	20,590,000	22,529,220
6.13%, 11/21/17	2,310,000	2,525,038
6.13%, 05/15/18	8,075,000	8,842,460
6.13%, 08/25/36	16,960,000	16,049,714
6.38%, 08/12/14	15,500,000	17,188,113
8.13%, 07/15/39	66,410,000	81,161,100
8.50%, 05/22/19	103,084,000	127,465,264
Credit Suisse First Boston (USA) Inc.
4.88%, 01/15/15	10,000,000	10,921,747
5.13%, 01/15/14(a)	13,500,000	14,767,846
General Electric Capital Corp.
2.25%, 11/09/15	5,000,000	4,835,775
3.50%, 06/29/15	4,500,000	4,664,263
5.63%, 05/01/18(a)	101,281,000	110,842,971
5.88%, 01/14/38	101,587,000	100,929,412
5.90%, 05/13/14	42,500,000	47,652,167
6.00%, 08/07/19	19,000,000	21,072,746
6.75%, 03/15/32(a)	23,775,000	25,993,207
6.88%, 01/10/39	20,000,000	22,349,180
General Electric Capital Corp. Series A
3.75%, 11/14/14(a)	40,000,000	41,936,560
6.15%, 08/07/37	2,000,000	2,035,690
Goldman Sachs Group Inc. (The)
3.70%, 08/01/15	8,020,000	8,194,569
5.00%, 10/01/14	10,000,000	10,759,840
5.13%, 01/15/15	17,155,000	18,527,703
5.35%, 01/15/16	6,000,000	6,496,392
5.38%, 03/15/20	5,812,000	6,001,477
5.95%, 01/15/27	5,000,000	4,923,850
6.00%, 05/01/14(a)	95,706,000	106,059,050
6.15%, 04/01/18	109,886,000	120,921,264
6.25%, 09/01/17	13,100,000	14,491,226
6.35%, 02/15/34	13,000,000	12,274,997
6.75%, 10/01/37	95,887,000	97,444,048
HSBC Finance Corp.
5.00%, 06/30/15	34,353,000	37,329,567
5.50%, 01/19/16	58,950,000	65,458,342
JPMorgan Chase & Co.
3.40%, 06/24/15	12,750,000	13,030,385
4.25%, 10/15/20	5,000,000	4,867,820
4.65%, 06/01/14	104,442,000	112,403,359
5.13%, 09/15/14	14,935,000	16,089,825
5.50%, 10/15/40	2,000,000	1,999,900
6.00%, 01/15/18(a)	10,400,000	11,736,873
6.30%, 04/23/19	120,140,000	137,656,635
6.40%, 05/15/38	35,705,000	39,961,893
JPMorgan Chase Capital XVIII
6.95%, 08/17/36	10,000,000	9,977,243
JPMorgan Chase Capital XX Series T
6.55%, 09/29/36	10,000,000	9,799,000
JPMorgan Chase Capital XXII
6.45%, 02/02/37	1,205,000	1,164,998
JPMorgan Chase Capital XXV
6.80%, 10/01/37	9,655,000	9,634,625
JPMorgan Chase Capital XXVII Series AA
7.00%, 11/01/39	20,310,000	20,455,716

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

Merrill Lynch & Co. Inc.
5.00%, 01/15/15	14,000,000	14,532,005
6.05%, 05/16/16	5,000,000	5,168,653
6.88%, 04/25/18	102,200,000	111,667,297
7.75%, 05/14/38	46,424,000	48,961,072
Morgan Stanley
3.45%, 11/02/15	5,500,000	5,391,402
4.10%, 01/26/15	2,000,000	2,041,127
4.20%, 11/20/14	20,500,000	21,181,213
4.75%, 04/01/14	35,309,000	36,689,919
5.50%, 01/26/20	4,000,000	4,031,259
5.63%, 09/23/19	9,000,000	9,179,100
5.75%, 10/18/16	5,000,000	5,416,214
5.95%, 12/28/17	22,000,000	23,317,208
6.00%, 05/13/14	20,750,000	22,578,863
6.00%, 04/28/15	89,776,000	97,866,602
6.25%, 08/28/17	22,000,000	23,821,270
6.63%, 04/01/18	40,000,000	43,936,229
7.25%, 04/01/32	14,842,000	16,864,177
7.30%, 05/13/19	95,985,000	108,588,807
Nomura Holdings Inc.
5.00%, 03/04/15	34,000,000	36,071,280
6.70%, 03/04/20	18,000,000	19,708,857
SLM Corp.
5.00%, 10/01/13	4,500,000	4,500,000
5.63%, 08/01/33	10,000,000	7,699,447
8.00%, 03/25/20	9,000,000	8,984,642
8.45%, 06/15/18	54,221,000	55,695,061
Toyota Motor Credit Corp.
3.20%, 06/17/15	16,065,000	16,967,927
Toyota Motor Credit Corp. Series B
4.50%, 06/17/20	15,750,000	17,054,000

		2,952,347,221
ELECTRIC-1.64%
Duke Energy Carolinas LLC
5.30%, 02/15/40(a)	11,000,000	11,357,877
Duke Energy Corp.
6.30%, 02/01/14	10,000,000	11,319,738
Exelon Corp.
4.90%, 06/15/15	13,126,000	14,257,350
Exelon Generation Co. LLC
6.25%, 10/01/39	13,000,000	13,295,351
Florida Power Corp.
6.40%, 06/15/38	16,868,000	19,841,378
MidAmerican Energy Holdings Co.
6.13%, 04/01/36(a)	19,000,000	20,820,010
6.50%, 09/15/37	8,310,000	9,546,958
National Grid PLC
6.30%, 08/01/16	15,000,000	17,487,756
Nisource Finance Corp.
6.40%, 03/15/18	10,005,000	11,346,460
Oncor Electric Delivery Co.
7.00%, 09/01/22	8,990,000	11,073,041
Pacific Gas & Electric Co.
4.80%, 03/01/14	15,000,000	16,369,950
5.80%, 03/01/37	4,100,000	4,383,550
6.05%, 03/01/34	48,500,000	52,718,158
8.25%, 10/15/18	12,955,000	17,062,369

		230,879,946

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

FOOD-2.46%
General Mills Inc.
5.20%, 03/17/15	12,600,000	14,125,765
5.65%, 02/15/19(a)	12,350,000	14,193,152
5.70%, 02/15/17	15,000,000	17,391,475
Kellogg Co.
4.45%, 05/30/16	15,100,000	16,589,396
Kellogg Co. Series B
7.45%, 04/01/31	15,000,000	19,171,950
Kraft Foods Inc.
4.13%, 02/09/16	24,000,000	25,674,618
5.38%, 02/10/20	50,000,000	55,642,000
6.13%, 08/23/18	48,865,000	57,440,074
6.50%, 08/11/17(a)	20,526,000	24,527,800
6.50%, 02/09/40	43,600,000	50,065,801
6.88%, 02/01/38	18,000,000	21,157,955
7.00%, 08/11/37	15,000,000	17,992,068
Kroger Co. (The)
6.15%, 01/15/20(a)	10,000,000	11,563,788

		345,535,842
FOREST PRODUCTS & PAPER-0.58%
International Paper Co.
7.30%, 11/15/39	8,000,000	8,905,653
7.95%, 06/15/18	59,669,000	72,263,321

		81,168,974
GAS-0.17%
Sempra Energy
6.00%, 10/15/39	10,000,000	10,669,704
6.50%, 06/01/16	11,250,000	13,264,638

		23,934,342
HEALTH CARE - PRODUCTS-0.86%
Covidien International Finance SA
6.00%, 10/15/17	12,634,000	14,778,849
6.55%, 10/15/37	16,000,000	19,089,808
Johnson & Johnson
5.15%, 07/15/18(a)	16,775,000	19,388,003
5.55%, 08/15/17	9,900,000	11,761,200
5.95%, 08/15/37	14,555,000	17,062,063
Medtronic Inc.
3.00%, 03/15/15	25,250,000	26,421,853
4.45%, 03/15/20	11,065,000	11,906,647

		120,408,423
HEALTH CARE - SERVICES-0.75%
Aetna Inc.
3.95%, 09/01/20	5,000,000	4,932,963
6.00%, 06/15/16	10,000,000	11,626,482
6.63%, 06/15/36	2,000,000	2,221,631
UnitedHealth Group Inc.
6.00%, 02/15/18	22,828,000	26,240,685
6.88%, 02/15/38	24,388,000	27,977,267
WellPoint Inc.
5.25%, 01/15/16	6,000,000	6,720,594
5.85%, 01/15/36(a)	14,000,000	14,201,075
6.38%, 06/15/37(a)	11,100,000	11,851,809

		105,772,506

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

INSURANCE-3.11%
Allstate Corp. (The)
5.55%, 05/09/35	10,000,000	10,156,200
American International Group Inc.
5.85%, 01/16/18(a)	119,760,000	120,063,951
6.25%, 05/01/36	3,000,000	2,810,000
8.25%, 08/15/18	15,000,000	17,017,500
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	34,000,000	35,638,120
4.85%, 01/15/15	4,655,000	5,185,151
5.40%, 05/15/18	17,299,000	19,313,296
5.75%, 01/15/40	12,000,000	12,415,980
MetLife Inc.
4.75%, 02/08/21	15,000,000	15,624,650
5.00%, 06/15/15	1,000,000	1,100,298
5.70%, 06/15/35	15,000,000	15,223,825
5.88%, 02/06/41	12,250,000	12,568,224
6.38%, 06/15/34	5,000,000	5,398,040
6.75%, 06/01/16(a)	22,247,000	26,035,376
MetLife Inc. Series A
6.82%, 08/15/18(a)	35,729,000	42,087,035
Prudential Financial Inc.
7.38%, 06/15/19	22,050,000	26,427,910
Prudential Financial Inc. Series D
3.88%, 01/14/15	6,000,000	6,254,494
4.75%, 09/17/15	20,000,000	21,586,463
6.00%, 12/01/17(a)	10,000,000	10,989,517
6.63%, 12/01/37	18,750,000	20,266,021
Travelers Companies Inc. (The)
5.35%, 11/01/40	5,000,000	4,948,200
6.25%, 06/15/37	5,000,000	5,521,018

		436,631,269
IRON & STEEL-0.82%
ArcelorMittal SA
3.75%, 08/05/15	5,000,000	5,077,850
5.25%, 08/05/20	15,000,000	14,817,750
6.13%, 06/01/18	34,750,000	37,114,289
7.00%, 10/15/39	14,000,000	14,165,994
9.00%, 02/15/15	15,985,000	19,189,757
9.85%, 06/01/19	18,994,000	24,134,923

		114,500,563
MACHINERY-0.20%
Caterpillar Inc.
6.05%, 08/15/36	9,000,000	10,321,185
7.90%, 12/15/18(a)	5,310,000	7,006,184
Deere & Co.
4.38%, 10/16/19	10,077,000	10,873,504

		28,200,873
MANUFACTURING-0.52%
General Electric Co.
5.25%, 12/06/17(a)	41,000,000	45,008,527
Honeywell International Inc.
5.00%, 02/15/19	9,000,000	10,154,246
5.30%, 03/01/18	15,000,000	17,197,875

		72,360,648

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

MEDIA-7.80%
AOL Time Warner Inc.
7.63%, 04/15/31(a)	10,213,000	12,312,757
Comcast Corp.
4.95%, 06/15/16	15,000,000	16,512,750
5.15%, 03/01/20(a)	16,000,000	17,215,200
5.30%, 01/15/14	19,040,000	20,998,023
5.70%, 05/15/18	19,000,000	21,419,175
5.85%, 11/15/15	15,000,000	17,214,900
5.90%, 03/15/16	10,000,000	11,472,091
6.30%, 11/15/17	15,000,000	17,690,633
6.40%, 03/01/40	16,000,000	17,119,120
6.50%, 01/15/15	10,000,000	11,603,217
6.50%, 01/15/17	12,779,000	15,089,486
6.55%, 07/01/39	27,750,000	30,013,223
6.95%, 08/15/37	84,710,000	95,737,548
COX Communications Inc.
5.45%, 12/15/14	18,000,000	20,106,971
DIRECTV Holdings LLC
3.55%, 03/15/15	24,000,000	24,774,240
5.20%, 03/15/20	12,000,000	12,671,880
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	7,000,000	7,032,095
4.75%, 10/01/14	13,500,000	14,591,861
5.88%, 10/01/19	22,000,000	24,475,073
6.00%, 08/15/40(a)	20,000,000	19,772,100
Discovery Communications LLC
3.70%, 06/01/15	10,430,000	10,957,177
5.05%, 06/01/20	17,000,000	18,358,954
6.35%, 06/01/40	10,000,000	10,809,617
Historic TW Inc.
6.63%, 05/15/29	3,000,000	3,327,075
NBC Universal Inc.
5.95%, 04/01/41(c)	5,800,000	5,795,498
News America Inc.
6.20%, 12/15/34	25,000,000	26,204,286
6.65%, 11/15/37	40,100,000	44,345,322
Thomson Reuters Corp.
5.70%, 10/01/14	15,000,000	17,077,222
6.50%, 07/15/18	9,000,000	10,763,663
Time Warner Cable Inc.
5.00%, 02/01/20(a)	30,000,000	31,717,081
6.75%, 07/01/18(a)	13,250,000	15,705,848
6.75%, 06/15/39(a)	74,084,000	81,309,413
7.50%, 04/01/14	62,370,000	72,536,396
8.25%, 04/01/19(a)	58,987,000	74,623,618
Time Warner Inc.
3.15%, 07/15/15	14,500,000	14,953,118
4.70%, 01/15/21	12,250,000	12,897,719
4.88%, 03/15/20	18,000,000	19,305,180
5.88%, 11/15/16	23,515,000	27,083,401
6.10%, 07/15/40	10,000,000	10,520,283
6.50%, 11/15/36	42,000,000	46,100,880
7.70%, 05/01/32	25,200,000	30,944,315
Viacom Inc.
6.25%, 04/30/16(a)	23,000,000	26,806,833
6.88%, 04/30/36	26,700,000	30,545,067
Walt Disney Co. (The)
4.50%, 12/15/13	11,500,000	12,670,651
5.63%, 09/15/16	10,000,000	11,850,106

		1,095,031,066

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

MINING-0.50%
Alcoa Inc.
5.55%, 02/01/17(a)	5,000,000	5,210,582
5.72%, 02/23/19	13,350,000	13,576,499
6.15%, 08/15/20	12,500,000	12,951,636
6.75%, 07/15/18	15,000,000	16,305,924
Barrick Gold Corp.
6.95%, 04/01/19(a)	10,140,000	12,714,191
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18	8,000,000	9,524,746

		70,283,578
OFFICE & BUSINESS EQUIPMENT-0.34%
Xerox Corp.
4.25%, 02/15/15(a)	15,000,000	15,923,236
6.35%, 05/15/18	11,000,000	12,767,497
8.25%, 05/15/14	15,500,000	18,389,448

		47,080,181
OIL & GAS-8.34%
Anadarko Petroleum Corp.
5.95%, 09/15/16(a)	27,000,000	28,882,800
6.20%, 03/15/40	18,000,000	16,991,394
6.38%, 09/15/17	25,000,000	27,136,047
6.45%, 09/15/36	29,367,000	28,476,092
Apache Corp.
5.10%, 09/01/40(a)	19,000,000	18,606,725
6.00%, 01/15/37	10,000,000	10,965,420
Cenovus Energy Inc.
4.50%, 09/15/14	15,000,000	16,321,227
5.70%, 10/15/19	19,815,000	22,872,697
6.75%, 11/15/39	14,000,000	16,275,881
Chevron Corp.
3.95%, 03/03/14	26,500,000	28,584,912
4.95%, 03/03/19(a)	22,000,000	25,066,410
ConocoPhillips
4.60%, 01/15/15	1,000,000	1,110,885
4.75%, 02/01/14	63,843,000	70,177,276
5.75%, 02/01/19(a)	40,474,000	47,626,526
6.50%, 02/01/39(a)	58,102,000	70,160,903
Devon Energy Corp.
7.95%, 04/15/32	10,510,000	13,791,383
Devon Financing Corp. ULC
7.88%, 09/30/31	20,250,000	26,384,620
EnCana Corp.
6.50%, 08/15/34	10,000,000	11,016,700
6.50%, 02/01/38	9,000,000	9,966,041
EnCana Holdings Finance Corp.
5.80%, 05/01/14	17,245,000	19,366,705
EOG Resources Inc.
4.10%, 02/01/21	3,000,000	3,009,270
5.63%, 06/01/19	5,000,000	5,707,250
Hess Corp.
5.60%, 02/15/41	13,500,000	13,432,632
6.00%, 01/15/40	13,300,000	13,939,161
7.30%, 08/15/31	4,560,000	5,454,329
8.13%, 02/15/19	20,000,000	25,938,110

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

Marathon Oil Corp.
5.90%, 03/15/18	15,000,000	17,236,131
6.60%, 10/01/37(a)	10,000,000	11,351,415
Nexen Inc.
5.88%, 03/10/35	8,000,000	8,018,711
6.40%, 05/15/37	16,354,000	17,443,029
Pemex Project Funding Master Trust
5.75%, 03/01/18	35,750,000	38,920,733
6.63%, 06/15/35	25,293,000	26,142,592
Petro-Canada
6.80%, 05/15/38	15,215,000	17,359,146
Shell International Finance BV
3.10%, 06/28/15	10,500,000	10,944,242
3.25%, 09/22/15	5,000,000	5,246,887
4.00%, 03/21/14(a)	61,901,000	66,611,201
4.30%, 09/22/19	10,500,000	11,258,494
5.50%, 03/25/40(a)	25,250,000	27,140,215
6.38%, 12/15/38	47,041,000	55,531,430
Statoil ASA
2.90%, 10/15/14	15,000,000	15,636,643
3.13%, 08/17/17	11,000,000	11,076,797
5.25%, 04/15/19	20,000,000	22,729,900
Suncor Energy Inc.
6.10%, 06/01/18(a)	15,600,000	18,158,832
6.50%, 06/15/38	18,000,000	19,777,282
6.85%, 06/01/39	10,000,000	11,419,845
Total Capital SA
2.30%, 03/15/16	14,600,000	14,532,847
3.00%, 06/24/15	20,380,000	21,136,608
3.13%, 10/02/15(a)	20,000,000	20,879,580
4.45%, 06/24/20	17,000,000	18,156,615
Transocean Inc.
4.95%, 11/15/15	5,000,000	5,230,593
6.00%, 03/15/18	15,000,000	16,071,863
6.50%, 11/15/20	3,000,000	3,274,347
6.80%, 03/15/38	13,000,000	13,142,740
Valero Energy Corp.
6.13%, 06/15/17	15,000,000	16,461,099
6.13%, 02/01/20	3,225,000	3,482,355
6.63%, 06/15/37	28,355,000	27,943,786
7.50%, 04/15/32(a)	3,600,000	3,823,771
9.38%, 03/15/19(a)	14,730,000	18,547,338

		1,171,948,463
OIL & GAS SERVICES-0.15%
Weatherford International Ltd.
9.63%, 03/01/19(a)	16,275,000	21,012,198

		21,012,198
PHARMACEUTICALS-6.59%
Abbott Laboratories
2.70%, 05/27/15(a)	27,000,000	28,104,645
4.13%, 05/27/20	1,600,000	1,690,560
5.13%, 04/01/19	79,754,000	90,657,668
5.30%, 05/27/40	18,000,000	18,681,091
6.15%, 11/30/37	15,567,000	18,011,086
AstraZeneca PLC
5.40%, 06/01/14(a)	15,000,000	16,985,775
5.90%, 09/15/17	15,450,000	18,317,898
6.45%, 09/15/37	35,008,000	42,073,030

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

Bristol-Myers Squibb Co.
5.88%, 11/15/36	10,000,000	11,365,243
6.13%, 05/01/38	16,555,000	19,512,481
Eli Lilly and Co.
4.20%, 03/06/14	15,000,000	16,213,423
5.20%, 03/15/17	10,000,000	11,406,899
5.55%, 03/15/37	15,000,000	15,876,641
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	6,000,000	6,552,143
5.65%, 05/15/18	41,076,000	48,258,950
6.38%, 05/15/38	39,241,000	46,706,443
Merck & Co. Inc.
4.00%, 06/30/15	31,000,000	34,044,014
5.00%, 06/30/19(a)	19,400,000	22,163,271
5.85%, 06/30/39	10,000,000	11,452,004
Novartis Capital Corp.
2.90%, 04/24/15	38,750,000	40,461,258
4.13%, 02/10/14	26,500,000	28,665,929
4.40%, 04/24/20	7,000,000	7,592,587
Novartis Securities Investment Ltd.
5.13%, 02/10/19	41,000,000	46,741,137
Pfizer Inc.
5.35%, 03/15/15(a)	60,372,000	69,123,283
6.20%, 03/15/19	44,139,000	53,476,175
7.20%, 03/15/39	31,941,000	42,124,133
Schering-Plough Corp./Merck & Co. Inc.
5.30%, 12/01/13	10,000,000	11,186,895
6.00%, 09/15/17	15,000,000	17,934,675
6.50%, 12/01/33	13,665,000	16,655,704
6.55%, 09/15/37	13,200,000	16,347,208
Teva Pharmaceutical Finance II/III LLC
3.00%, 06/15/15	14,165,000	14,646,711
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	10,250,000	11,555,854
Wyeth
5.50%, 02/01/14	7,000,000	7,866,411
5.50%, 02/15/16	15,067,000	17,463,993
5.95%, 04/01/37	39,993,000	45,206,824

		925,122,042
PIPELINES-1.40%
Enterprise Products Operating LLC
5.20%, 09/01/20	16,850,000	17,946,835
Enterprise Products Operating LLC Series L
6.30%, 09/15/17	9,000,000	10,293,329
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	14,000,000	15,713,924
6.95%, 01/15/38	17,100,000	18,343,780
TransCanada PipeLines Ltd.
3.80%, 10/01/20	8,500,000	8,543,064
6.10%, 06/01/40	7,500,000	8,159,400
6.20%, 10/15/37	17,500,000	19,073,308
7.13%, 01/15/19(a)	22,865,000	28,699,613
7.63%, 01/15/39	14,000,000	18,087,020
Williams Partners LP
3.80%, 02/15/15	5,000,000	5,217,800
5.25%, 03/15/20	21,000,000	22,464,318
6.30%, 04/15/40	23,500,000	24,780,546

		197,322,937

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

REAL ESTATE INVESTMENT TRUSTS-0.30%
Boston Properties LP
4.13%, 05/15/21	5,000,000	4,872,550
Simon Property Group LP
4.38%, 03/01/21	9,000,000	9,169,245
5.65%, 02/01/20(a)	15,000,000	16,752,700
6.13%, 05/30/18	10,000,000	11,526,297

		42,320,792
RETAIL-4.57%
CVS Caremark Corp.
5.75%, 06/01/17	53,515,000	61,068,642
6.13%, 09/15/39	22,000,000	23,817,041
Home Depot Inc. (The)
5.25%, 12/16/13	22,490,000	24,889,392
5.40%, 03/01/16(a)	37,000,000	42,122,834
5.88%, 12/16/36	40,000,000	41,599,255
McDonald’s Corp.
5.35%, 03/01/18	15,000,000	17,266,136
6.30%, 10/15/37(a)	10,000,000	11,803,359
6.30%, 03/01/38	9,000,000	10,679,306
Target Corp.
3.88%, 07/15/20	13,500,000	13,838,580
6.00%, 01/15/18	41,200,000	48,952,426
6.50%, 10/15/37	14,400,000	16,994,022
7.00%, 01/15/38	33,200,000	41,581,210
Wal-Mart Stores Inc.
1.50%, 10/25/15	10,750,000	10,502,072
2.25%, 07/08/15	9,000,000	9,151,290
2.88%, 04/01/15	20,000,000	20,897,480
3.25%, 10/25/20	12,200,000	11,838,388
3.63%, 07/08/20	18,630,000	18,684,648
4.50%, 07/01/15	10,000,000	11,157,406
4.88%, 07/08/40	10,000,000	9,662,878
5.00%, 10/25/40	3,000,000	2,946,181
5.25%, 09/01/35	10,000,000	10,257,177
5.38%, 04/05/17(a)	8,500,000	9,897,042
5.63%, 04/01/40	9,500,000	10,200,045
5.80%, 02/15/18	15,000,000	17,680,342
6.20%, 04/15/38	17,000,000	19,621,022
6.50%, 08/15/37(a)	104,716,000	125,198,427

		642,306,601
SOFTWARE-1.72%
Microsoft Corp.
2.95%, 06/01/14(a)	20,000,000	21,042,693
3.00%, 10/01/20	8,000,000	7,815,320
4.20%, 06/01/19(a)	31,000,000	33,707,072
4.50%, 10/01/40	8,300,000	7,856,365
5.20%, 06/01/39	2,500,000	2,626,517
Oracle Corp.
3.75%, 07/08/14	39,372,000	42,364,292
3.88%, 07/15/20(c)	12,000,000	12,270,033
5.00%, 07/08/19(a)	87,737,000	96,708,064
6.13%, 07/08/39(a)	15,000,000	17,042,850

		241,433,206

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

TELECOMMUNICATIONS-11.59%
AT&T Corp.
8.00%, 11/15/31	1,339,000	1,700,827
AT&T Inc.
2.50%, 08/15/15	5,000,000	5,052,221
4.85%, 02/15/14	2,000,000	2,189,095
5.10%, 09/15/14	40,500,000	44,862,891
5.35%, 09/01/40(c)	11,456,000	10,797,904
5.50%, 02/01/18	118,933,000	135,885,140
5.63%, 06/15/16	22,500,000	25,845,940
5.80%, 02/15/19(a)	11,250,000	13,139,719
6.15%, 09/15/34	2,185,000	2,284,285
6.30%, 01/15/38	31,800,000	33,894,122
6.50%, 09/01/37	7,500,000	8,161,140
6.55%, 02/15/39	107,245,000	118,195,264
British Telecom PLC
5.95%, 01/15/18	16,000,000	17,780,596
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	58,750,000	65,539,503
7.38%, 11/15/13	5,380,000	6,288,323
8.50%, 11/15/18	33,000,000	44,488,488
Cisco Systems Inc.
4.45%, 01/15/20(a)	40,000,000	42,991,200
4.95%, 02/15/19(a)	29,000,000	32,610,024
5.50%, 02/22/16	36,000,000	41,928,739
5.50%, 01/15/40(a)	30,000,000	31,322,959
5.90%, 02/15/39	23,350,000	25,811,055
Deutsche Telekom International Finance BV
4.88%, 07/08/14	10,683,000	11,675,200
5.75%, 03/23/16	15,595,000	17,839,398
6.00%, 07/08/19(a)	18,000,000	21,082,800
Embarq Corp.
7.08%, 06/01/16	33,300,000	37,345,705
8.00%, 06/01/36	16,000,000	17,289,834
France Telecom SA
4.38%, 07/08/14	15,000,000	16,349,950
5.38%, 07/08/19	19,000,000	21,697,715
8.50%, 03/01/31	32,400,000	44,403,327
Qwest Corp.
8.38%, 05/01/16(a)	15,000,000	17,850,000
Telecom Italia Capital SA
4.95%, 09/30/14	50,006,000	52,652,489
5.25%, 11/15/13	14,908,000	15,887,682
5.25%, 10/01/15	10,797,000	11,491,980
6.18%, 06/18/14	8,004,000	8,705,586
7.00%, 06/04/18	1,695,000	1,908,430
7.20%, 07/18/36	2,000,000	1,974,322
7.72%, 06/04/38	50,373,000	51,197,774
Telefonica Emisiones SAU
3.73%, 04/27/15	4,000,000	4,054,571
4.95%, 01/15/15	26,700,000	28,245,681
5.13%, 04/27/20	14,865,000	14,976,369
5.88%, 07/15/19	22,200,000	23,796,255
6.42%, 06/20/16	27,000,000	30,514,744
7.05%, 06/20/36	29,000,000	30,799,339
Telefonica Europe BV
8.25%, 09/15/30	6,000,000	7,178,355
Verizon Communications Inc.
5.50%, 02/15/18(a)	3,500,000	3,957,568
5.85%, 09/15/35	13,000,000	13,564,240
6.35%, 04/01/19(a)	30,000,000	35,897,400
6.40%, 02/15/38(a)	86,583,000	95,769,649

Schedule of Investments (Unaudited) (Continued)

iShares® iBoxx $ Investment Grade Corporate Bond Fund

November 30, 2010

7.35%, 04/01/39(a)	5,200,000	6,393,062
7.75%, 12/01/30	11,965,000	15,019,391
8.75%, 11/01/18	90,693,000	121,854,480
8.95%, 03/01/39	6,000,000	8,499,526
Vodafone Group PLC
4.15%, 06/10/14	16,500,000	17,569,083
5.00%, 09/15/15	8,740,000	9,716,800
5.45%, 06/10/19(a)	36,000,000	40,999,860
5.63%, 02/27/17(a)	35,000,000	39,522,042
6.15%, 02/27/37	18,000,000	19,589,250

		1,628,039,292
TRANSPORTATION-0.60%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19(a)	10,000,000	10,777,350
United Parcel Service Inc.
3.13%, 01/15/21	12,000,000	11,576,280
3.88%, 04/01/14	15,000,000	16,030,036
5.13%, 04/01/19	24,000,000	27,551,690
6.20%, 01/15/38(a)	15,000,000	17,726,100

		83,661,456

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,755,869,233)		13,814,859,540

Security	Shares	Value

SHORT-TERM INVESTMENTS-4.14%

MONEY MARKET FUNDS-4.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.24%(b)(d)(e)	400,807,525	400,807,525
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%(b)(d)(e)	64,763,925	64,763,925
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(d)	116,911,985	116,911,985

		582,483,435

TOTAL SHORT-TERM INVESTMENTS
(Cost: $582,483,435)		582,483,435

TOTAL INVESTMENTS IN SECURITIES-102.48%
(Cost: $13,338,352,668)		14,397,342,975
Other Assets, Less Liabilities-(2.48)%		(348,822,446)

NET ASSETS-100.00%		$14,048,520,529

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® JPMorgan USD Emerging Markets Bond Fund

November 30, 2010

Security	Principal	Value

QUASI-SOVEREIGN BONDS & NOTES(a)-13.89%

BRAZIL-1.05%
Banco Nacional de Desenvolvimento Economico e Social
6.50%, 06/10/19	$21,000,000	$23,756,250

		23,756,250
INDONESIA-1.12%
Majapahit Holding BV
7.75%, 01/20/20(b)	21,000,000	25,252,500

		25,252,500
KAZAKHSTAN-3.37%
KazMunaiGaz Finance Sub BV
8.38%, 07/02/13(b)	23,100,000	24,948,000
9.13%, 07/02/18(b)	44,940,000	51,231,600

		76,179,600
MALAYSIA-2.54%
Petronas Capital Ltd.
5.25%, 08/12/19(b)	52,080,000	57,492,581

		57,492,581
MEXICO-1.92%
Pemex Project Funding Master Trust
6.63%, 06/15/35	15,540,000	16,083,900
Petroleos Mexicanos
8.00%, 05/03/19	22,260,000	27,268,500

		43,352,400
PHILIPPINES-1.20%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19	22,470,000	27,048,262

		27,048,262
RUSSIA-0.94%
RSHB Capital SA Russian Agricultural Bank
9.00%, 06/11/14(b)	12,272,000	13,744,640
VEB Finance Ltd.
6.90%, 07/09/20(b)	7,420,000	7,549,850

		21,294,490
UKRAINE-0.93%
Naftogaz Ukraine
9.50%, 09/30/14	19,950,000	21,022,313

		21,022,313

Schedule of Investments (Unaudited) (Continued)

iShares® JPMorgan USD Emerging Markets Bond Fund

November 30, 2010

VENEZUELA-0.82%
Petroleos de Venezuela SA
5.38%, 04/12/27	41,252,000	18,501,522

		18,501,522

TOTAL QUASI-SOVEREIGN BONDS & NOTES
(Cost: $303,575,570)		313,899,918

SOVEREIGN BONDS & NOTES(a)-81.70%

ARGENTINA-2.73%
Argentina (Republic of)
1.00%, 12/31/33	1,767,922	1,533,672
2.50%, 12/31/38(c)	48,300,000	20,406,750
8.28%, 12/31/33(d)	44,640,019	39,729,617

		61,670,039
BELARUS-0.49%
Belarus (Republic of)
8.75%, 08/03/15	10,812,000	11,001,210

		11,001,210
BRAZIL-7.31%
Brazil (Federative Republic of)
7.13%, 01/20/37	53,340,000	66,141,600
8.00%, 01/15/18	40,600,000	48,415,500
10.13%, 05/15/27	18,060,000	28,444,500
11.00%, 08/17/40	16,170,000	22,177,155

		165,178,755
BULGARIA-0.74%
Bulgaria (Republic of)
8.25%, 01/15/15(b)	14,280,000	16,671,900

		16,671,900
CHILE-1.43%
Chile (Republic of)
3.88%, 08/05/20	21,710,000	22,311,215
5.50%, 01/15/13	9,180,000	9,933,635

		32,244,850
COLOMBIA-4.41%
Colombia (Republic of)
7.38%, 01/27/17	29,190,000	35,173,950
7.38%, 03/18/19	23,940,000	29,326,500
7.38%, 09/18/37	28,560,000	35,128,800

		99,629,250
CROATIA-1.38%
Croatia (Government of)
6.75%, 11/05/19(e)	28,268,000	29,999,415
6.75%, 11/05/19	1,150,000	1,220,438

		31,219,853

Schedule of Investments (Unaudited) (Continued)

iShares® JPMorgan USD Emerging Markets Bond Fund

November 30, 2010

EGYPT-0.52%
Egypt (Republic of)
5.75%, 04/29/20	11,024,000	11,850,800

		11,850,800
EL SALVADOR-0.52%
El Salvador (Republic of)
7.65%, 06/15/35(b)	10,920,000	11,739,000

		11,739,000
HUNGARY-1.33%
Hungary (Republic of)
4.75%, 02/03/15	10,080,000	9,777,600
6.25%, 01/29/20	21,210,000	20,361,600

		30,139,200
INDONESIA-4.81%
Indonesia (Republic of)
6.63%, 02/17/37(b)	45,990,000	51,163,875
6.88%, 01/17/18(b)	48,930,000	57,615,075

		108,778,950
IRAQ-1.15%
Iraq (Republic of)
5.80%, 01/15/28(b)	29,536,000	25,991,680

		25,991,680
IVORY COAST-0.64%
Ivory Coast (Republic of)
2.50%, 12/31/32(b)(c)	24,990,000	14,431,725

		14,431,725
LEBANON-3.29%
Lebanon (Republic of)
9.00%, 03/20/17	61,950,000	74,494,875

		74,494,875
LITHUANIA-2.01%
Lithuania (Republic of)
6.75%, 01/15/15(b)	21,000,000	22,260,000
7.38%, 02/11/20(b)	21,000,000	23,310,000

		45,570,000
MEXICO-5.97%
United Mexican States
5.63%, 01/15/17	28,140,000	31,587,150
5.88%, 02/17/14	39,060,000	43,454,250
6.05%, 01/11/40	8,820,000	9,349,200
6.75%, 09/27/34	43,680,000	50,668,800

		135,059,400

Schedule of Investments (Unaudited) (Continued)

iShares® JPMorgan USD Emerging Markets Bond Fund

November 30, 2010

PANAMA-2.39%
Panama (Republic of)
6.70%, 01/26/36	23,310,000	27,097,875
7.25%, 03/15/15	22,890,000	27,010,200

		54,108,075
PERU-3.88%
Peru (Republic of)
6.55%, 03/14/37	41,580,000	47,401,200
7.13%, 03/30/19	33,180,000	40,313,700

		87,714,900
PHILIPPINE ISLANDS-5.61%
Philippines (Republic of the)
7.75%, 01/14/31	76,860,000	97,804,350
8.38%, 06/17/19	22,050,000	28,995,750

		126,800,100
POLAND-3.04%
Poland (Republic of)
5.00%, 10/19/15	28,560,000	30,273,600
6.38%, 07/15/19	34,860,000	38,520,300

		68,793,900
RUSSIA-8.16%
Russian Federation (The)
3.63%, 04/29/15(b)	38,400,000	38,246,400
5.00%, 04/29/20(b)	18,800,000	18,706,000
5.74%, 04/03/17	6,572,000	6,687,010
7.50%, 03/31/30(b)(c)	104,967,390	120,922,433

		184,561,843
SERBIA-0.53%
Serbia (Republic of)
6.75%, 11/01/24(b)(c)	12,152,000	11,908,960

		11,908,960
SOUTH AFRICA-2.81%
South Africa (Republic of)
5.50%, 03/09/20	25,620,000	27,861,750
5.88%, 05/30/22	24,990,000	27,582,712
6.50%, 06/02/14	7,140,000	8,086,050

		63,530,512
SRI LANKA-0.49%
Sri Lanka (Government of)
6.25%, 10/04/20	10,812,000	11,136,360

		11,136,360
TURKEY-7.99%
Turkey (Republic of)
6.88%, 03/17/36	76,020,000	86,947,875
7.25%, 03/15/15	80,640,000	93,643,200

		180,591,075

Schedule of Investments (Unaudited) (Continued)

iShares® JPMorgan USD Emerging Markets Bond Fund

November 30, 2010

UKRAINE-1.84%
Ukraine (Government of)
6.58%, 11/21/16(b)	2,076,000	1,987,770
7.65%, 06/11/13(b)	24,620,000	25,050,850
7.75%, 09/23/20	15,000,000	14,512,500

		41,551,120
URUGUAY-2.07%
Uruguay (Republic of)
7.63%, 03/21/36	37,170,000	46,834,200

		46,834,200
VENEZUELA-3.64%
Venezuela (Republic of)
5.75%, 02/26/16(b)	74,970,000	49,855,050
7.75%, 10/13/19(b)	18,270,000	11,327,400
8.25%, 10/13/24(b)	9,030,000	5,372,850
9.25%, 09/15/27	23,100,000	15,661,800

		82,217,100
VIETNAM-0.52%
Vietnam (Republic of)
6.75%, 01/29/20	10,608,000	11,668,800

		11,668,800

TOTAL SOVEREIGN BONDS & NOTES
(Cost: $1,781,819,118)		1,847,088,432

U.S. GOVERNMENT OBLIGATIONS-1.96%
U.S. Treasury Notes
2.63%, 11/15/20	10,550,000	10,394,177
3.25%, 06/30/16	31,290,000	33,948,399

		44,342,576

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $42,864,341)		44,342,576

Schedule of Investments (Unaudited) (Continued)

iShares® JPMorgan USD Emerging Markets Bond Fund

November 30, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS-0.42%

MONEY MARKET FUNDS-0.42%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(f)(g)	9,552,886	9,552,886

		9,552,886

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,552,886)		9,552,886

TOTAL INVESTMENTS IN SECURITIES-97.97%
(Cost: $2,137,811,915)		2,214,883,812
Other Assets, Less Liabilities-2.03%		45,798,537

NET ASSETS-100.00%		$2,260,682,349

(a)	Investments are denominated in U.S. dollars.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(d)	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
(e)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(f)	Affiliated issuer. See Note 2.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P California AMT-Free Municipal Bond Fund

November 30, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES-95.84%

CALIFORNIA-95.84%
Alameda Corridor Transportation Authority Revenue, Series A (AMBAC Insured)
0.00%, 10/01/14	$250,000	$211,598
0.00%, 10/01/17	70,000	49,030
Alameda Corridor Transportation Authority Revenue, Series A (NPFGC Insured)
4.75%, 10/01/25	500,000	498,390
Alameda County Joint Powers Authority Lease Revenue (AGM Insured)
5.00%, 12/01/34	1,800,000	1,790,028
Anaheim Public Financing Authority Revenue (NPFGC Insured)
4.50%, 10/01/37	1,525,000	1,388,207
Bakersfield Wastewater Revenue, Series A (AGM Insured)
5.00%, 09/15/32	1,000,000	1,012,560
Bay Area Governments Association Infrastructure Finance Authority Revenue (NPFGC Insured-FGIC)
5.00%, 08/01/17	2,940,000	3,077,474
Bay Area Toll Authority Toll Bridge Revenue, Series F
5.00%, 04/01/24	775,000	800,908
5.00%, 04/01/31	3,550,000	3,589,557
Bay Area Toll Authority Toll Bridge Revenue, Series F-1
5.00%, 04/01/28	500,000	519,300
5.00%, 04/01/39	650,000	646,055
5.50%, 04/01/43	2,100,000	2,175,411
California Department of Water Resources Power Supply Revenue, Series A
6.00%, 05/01/13	550,000	598,252
California Department of Water Resources Power Supply Revenue, Series A (AGM Insured)
5.25%, 05/01/11	625,000	637,619
California Department of Water Resources Power Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	2,500,000	2,697,250
5.50%, 05/01/14	2,385,000	2,577,374
5.50%, 05/01/15	1,000,000	1,080,660
California Department of Water Resources Power Supply Revenue, Series A (XLCA Insured) Prerefunded 05/01/12
5.38%, 05/01/17	5,000,000	5,394,500
California Department of Water Resources Power Supply Revenue, Series A Prerefunded 05/01/12
5.38%, 05/01/22	1,100,000	1,186,790
California Department of Water Resources Power Supply Revenue, Series H (AGM Insured)
5.00%, 05/01/22	1,150,000	1,243,403
California Department of Water Resources Power Supply Revenue, Series K
5.00%, 05/01/18	1,500,000	1,733,145
California Department of Water Resources Power Supply Revenue, Series L
5.00%, 05/01/17	1,000,000	1,161,430
5.00%, 05/01/19	1,550,000	1,787,072
5.00%, 05/01/22	2,000,000	2,225,320
California Department of Water Resources Power Supply Revenue, Series M
4.00%, 05/01/19	1,000,000	1,077,290
California Department of Water Resources State Water Project Revenue, Series AE
5.00%, 12/01/25	500,000	538,510
5.00%, 12/01/26	500,000	535,145
California Educational Facilities Authority Revenue, Stanford University, Series T-1
5.00%, 03/15/39	300,000	325,365

Schedule of Investments (Unaudited) (Continued)

iShares® S&P California AMT-Free Municipal Bond Fund

November 30, 2010

California Infrastucture & Economic Development Bank Revenue (AGM Insured) Prerefunded 07/01/13
5.25%, 07/01/19	300,000	335,085
California State Economic Recovery, General Obligations Unlimited, Series A
4.40%, 07/01/18	550,000	601,766
5.00%, 07/01/11	725,000	743,546
5.00%, 07/01/16	500,000	573,910
5.00%, 07/01/17	550,000	559,708
5.00%, 07/01/18	1,250,000	1,419,462
5.00%, 07/01/20	1,000,000	1,096,780
5.00%, 07/01/22	3,140,000	3,306,137
5.25%, 07/01/14	550,000	620,098
5.25%, 07/01/21	120,000	132,781
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/12	215,000	228,850
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.25%, 07/01/14	2,150,000	2,424,017
California State Economic Recovery, General Obligations Unlimited, Series A ETM (NPFGC Insured)
5.00%, 07/01/12	185,000	197,920
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/14
5.00%, 07/01/23	550,000	607,019
California State Public Works Board Lease Revenue
5.00%, 01/01/21	750,000	760,043
5.13%, 06/01/29	500,000	475,615
5.25%, 06/01/30	250,000	252,393
California State Public Works Board Lease Revenue (AMBAC Insured)
5.00%, 01/01/19	500,000	519,520
5.00%, 12/01/19	2,900,000	3,008,547
5.00%, 12/01/27	1,430,000	1,393,249
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	300,000	294,612
California State Public Works Board Lease Revenue, Series E
5.00%, 04/01/34	1,400,000	1,413,216
California State University Revenue, Series A
5.25%, 11/01/34	250,000	258,405
California State University Revenue, Series A (AGM Insured)
5.00%, 11/01/33	1,385,000	1,396,897
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/22	775,000	809,503
5.00%, 11/01/30	535,000	541,741
California State University Revenue, Series C (NPFGC Insured)
5.00%, 11/01/38	400,000	398,192
California State, General Obligations Unlimited
3.50%, 03/01/17	100,000	102,891
4.00%, 11/01/13	750,000	795,240
4.50%, 08/01/26	1,750,000	1,625,015
4.50%, 08/01/30	320,000	287,136
5.00%, 09/01/12	900,000	957,420
5.00%, 02/01/13	225,000	240,759
5.00%, 04/01/15	1,500,000	1,661,610
5.00%, 03/01/16	1,450,000	1,615,024
5.00%, 03/01/17	1,900,000	2,087,566
5.00%, 04/01/17	550,000	613,393
5.00%, 05/01/18	600,000	640,518
5.00%, 08/01/18	550,000	598,642
5.00%, 08/01/19	1,000,000	1,071,020
5.00%, 12/01/20	500,000	526,720
5.00%, 11/01/21	900,000	941,877
5.00%, 06/01/22	1,500,000	1,548,450

Schedule of Investments (Unaudited) (Continued)

iShares® S&P California AMT-Free Municipal Bond Fund

November 30, 2010

5.00%, 08/01/22	500,000	515,015
5.00%, 03/01/23	625,000	636,913
5.00%, 12/01/26	750,000	751,155
5.00%, 10/01/29	750,000	731,190
5.00%, 06/01/32	2,550,000	2,465,212
5.00%, 09/01/35	1,750,000	1,661,765
5.00%, 06/01/37	1,550,000	1,461,076
5.00%, 11/01/37	1,000,000	942,180
5.00%, 12/01/37	1,085,000	1,022,222
5.00%, 04/01/38	500,000	470,200
5.13%, 11/01/11	1,000,000	1,038,400
5.25%, 10/01/29	1,775,000	1,779,846
5.25%, 03/01/38	5,415,000	5,284,228
5.50%, 11/01/39	8,000,000	8,022,000
5.50%, 03/01/40	1,500,000	1,502,010
5.75%, 04/01/29	1,000,000	1,036,060
6.00%, 04/01/38	1,250,000	1,307,387
6.00%, 11/01/39	500,000	523,870
California State, General Obligations Unlimited (AMBAC Insured)
5.00%, 03/01/22	550,000	562,573
5.00%, 06/01/29	500,000	487,625
California State, General Obligations Unlimited (XLCA Insured)
5.00%, 06/01/17	500,000	557,740
California State, General Obligations Unlimited Prerefunded 02/01/14
5.00%, 02/01/33	2,395,000	2,699,117
California State, General Obligations Unlimited Prerefunded 04/01/14
5.25%, 04/01/34	1,200,000	1,367,964
California State, General Obligations Unlimited, Series 2 (AMBAC Insured)
5.00%, 09/01/29	590,000	575,238
California Statewide Communities Development Authority Revenue
5.00%, 06/15/13	5,100,000	5,488,314
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/29	500,000	506,610
5.00%, 08/01/31	2,050,000	2,064,944
Chino Basin Regional Financing Authority Revenue, Series A (AMBAC Insured)
5.00%, 11/01/38	250,000	247,760
Desert Community College District, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/37	3,050,000	3,009,984
East Bay Municipal Utility District Water System Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 06/01/37	1,025,000	1,042,056
East Bay Municipal Utility District Water System Revenue, Subseries A (NPFGC Insured)
5.00%, 06/01/35	2,900,000	2,926,738
Eastern Municipal Water District Water & Sewer Certificates of Participation, Series H
5.00%, 07/01/24	500,000	528,235
5.00%, 07/01/33	650,000	661,882
5.00%, 07/01/35	580,000	586,542
Foothill-De Anza Community College District, General Obligations Unlimited, Series A (AMBAC Insured)
4.50%, 08/01/31	1,500,000	1,400,100
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue
5.75%, 01/15/40	2,000,000	1,826,680
Grossmont Union High School District, Election of 2004, General Obligations Unlimited
5.00%, 08/01/33	550,000	549,962
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 08/01/27	500,000	512,210
5.00%, 08/01/32	3,300,000	3,318,348

Schedule of Investments (Unaudited) (Continued)

iShares® S&P California AMT-Free Municipal Bond Fund

November 30, 2010

Los Angeles Convention & Exhibition Center Authority Lease Revenue, Series A
5.00%, 08/15/20	1,000,000	1,083,300
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 07/01/35	600,000	609,552
Los Angeles County Sanitation Districts Financing Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/34	500,000	483,080
Los Angeles Department of Airports Revenue, Series A
5.00%, 05/15/27	735,000	750,538
5.00%, 05/15/40	1,000,000	981,820
Los Angeles Department of Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	1,200,000	1,242,432
Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/17	200,000	234,170
5.00%, 07/01/37	2,750,000	2,777,527
5.00%, 07/01/39	650,000	655,779
Los Angeles Department of Water & Power Revenue, Subseries A-1 (NPFGC Insured)
5.00%, 07/01/12	695,000	741,593
Los Angeles Department of Water & Power Waterworks Revenue, Series A
5.13%, 07/01/11	1,000,000	1,000,150
Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-2 (AMBAC Insured)
5.00%, 07/01/35	850,000	856,553
Los Angeles Unified School District, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 07/01/13
5.25%, 07/01/20	1,900,000	2,115,973
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 07/01/13
5.50%, 07/01/15	750,000	840,038
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (AGM Insured)
4.50%, 07/01/22	500,000	510,125
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (FGIC Insured)
5.00%, 07/01/20	1,225,000	1,311,117
5.00%, 07/01/21	900,000	942,939
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured)
4.50%, 07/01/25	1,700,000	1,645,141
4.50%, 01/01/28	3,775,000	3,547,292
Los Angeles Unified School District, General Obligations Unlimited, Series B (AGM Insured)
4.75%, 07/01/19	2,000,000	2,147,940
Los Angeles Unified School District, General Obligations Unlimited, Series B (FGIC Insured)
5.00%, 07/01/23	500,000	521,610
Los Angeles Wastewater System Revenue, Series A
5.00%, 06/01/16	200,000	232,022
5.00%, 06/01/39	500,000	505,175
Los Angeles Wastewater System Revenue, Series A (NPFGC Insured)
4.75%, 06/01/35	1,000,000	981,530
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	500,000	585,655
Metropolitan Water District of Southern California Waterworks Revenue, Series A (AGM Insured)
5.00%, 07/01/35	700,000	714,329
Metropolitan Water District of Southern California Waterworks Revenue, Series B
5.00%, 07/01/21	900,000	1,012,842

Schedule of Investments (Unaudited) (Continued)

iShares® S&P California AMT-Free Municipal Bond Fund

November 30, 2010

Mount Diablo Unified School District, Election of 2010, General Obligations Unlimited, Series A (AGM Insured)
1.00%, 08/01/35	500,000	236,410
Municipal Improvement Corp. of Los Angeles Lease Revenue, Series A
5.00%, 09/01/23	1,500,000	1,532,070
5.00%, 09/01/25	500,000	501,875
Orange County Water District Certificates of Participation
5.00%, 08/15/39	885,000	906,134
Peralta Community College District, Election of 2006, General Obligations Unlimited, Series C
5.00%, 08/01/39	1,275,000	1,253,924
Pomona Public Financing Authority Revenue, Series AY (AMBAC Insured)
5.00%, 05/01/17	125,000	114,530
Riverside County Palm Desert Financing Authority Lease Revenue, Series A
6.00%, 05/01/22	1,000,000	1,099,440
Sacramento Area Flood Control Agency (BHAC Insured)
5.63%, 10/01/37	1,000,000	1,070,810
Sacramento City Financing Authority Revenue, Series E (AMBAC Insured)
5.25%, 12/01/30	550,000	534,743
Sacramento County Sanitation District Financing Authority Revenue, Series A (AMBAC Insured) Prerefunded 12/01/14
5.00%, 12/01/35	600,000	692,868
Sacramento County, California Airport System Revenue
5.00%, 07/01/40	250,000	243,585
Sacramento County, California Airport System Revenue, Series C
6.00%, 07/01/18	500,000	530,250
Sacramento Municipal Utility District Electric Revenue, Series R (NPFGC Insured)
5.00%, 08/15/33	1,000,000	1,006,720
Sacramento Municipal Utility District Electric Revenue, Series U (AGM Insured)
5.00%, 08/15/16	200,000	233,326
5.00%, 08/15/22	1,000,000	1,087,070
San Bernardino Community College District, General Obligations Unlimited, Series A
6.25%, 08/01/33	1,000,000	1,103,510
San Bernardino Community College District, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/31	550,000	554,010
San Diego Community College District, General Obligations Unlimited (AGM Insured)
5.00%, 08/01/30	550,000	564,064
San Diego County Water Authority Certificates of Participation, Series 2008 A (AGM Insured)
5.00%, 05/01/33	1,100,000	1,117,677
5.00%, 05/01/38	650,000	653,172
San Diego Public Facilities Financing Authority Lease Revenue, Series A
5.25%, 03/01/40	1,000,000	949,830
San Diego Public Facilities Financing Authority Revenue, Series A
5.25%, 05/15/39	500,000	519,355
San Diego Public Facilities Financing Authority Revenue, Series B
5.00%, 05/15/14	1,200,000	1,339,728
5.00%, 05/15/22	600,000	661,926
San Diego Public Facilities Financing Authority Water Revenue, Series A
5.25%, 08/01/38	1,000,000	1,032,410
San Diego Public Facilities Financing Authority Water Revenue, Series B
5.50%, 08/01/39	1,000,000	1,049,100
San Diego Regional Building Authority Lease Revenue, Series A
5.38%, 02/01/36	400,000	414,272
San Diego Unified School District, Capital Appreciation, General Obligations Unlimited, Election 2008-C
0.00%, 07/01/45	500,000	51,870
San Diego Unified School District, General Obligations Unlimited, Series F-1 (AGM Insured)

Schedule of Investments (Unaudited) (Continued)

iShares® S&P California AMT-Free Municipal Bond Fund

November 30, 2010

4.50%, 07/01/29	2,000,000	1,898,380
5.25%, 07/01/28	450,000	487,832
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured) Prerefunded 07/01/11
5.13%, 07/01/36	1,000,000	1,027,570
San Francisco City & County Airport Commission Revenue, Series 32F (NPFGC Insured-FGIC)
5.25%, 05/01/19	400,000	455,376
San Francisco City & County Airport Commission Revenue, Series A
4.90%, 05/01/29	1,000,000	997,560
San Francisco City & County Airport Commission Revenue, Series F
5.00%, 05/01/35	1,000,000	975,180
San Francisco City & County Public Utilities Commission Revenue, Series A (AGM Insured)
4.50%, 11/01/31	1,000,000	953,020
4.75%, 11/01/36	1,100,000	1,038,895
San Francisco City & County Public Utilities Commission Revenue, Series B
5.00%, 11/01/39	1,000,000	1,017,970
San Francisco City & County, Certificates of Participation, Series A
5.00%, 04/01/29	500,000	509,180
San Francisco City & County, General Obligations Unlimited, Series 2008-R1
2.85%, 06/15/12	500,000	515,890
San Jose Financing Authority Lease Revenue, Series B (AMBAC Insured)
5.00%, 06/01/32	500,000	500,000
San Jose Redevelopment Agency Tax Allocation, Series C (NPFGC Insured)
5.00%, 08/01/25	985,000	951,165
San Jose Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/20	550,000	565,340
5.00%, 08/01/21	750,000	761,805
San Jose, California Airport Revenue, Series B (AMBAC Insured)
5.00%, 03/01/37	240,000	230,494
San Jose, California Airport Revenue, Series D (NPFGC Insured)
5.00%, 03/01/28	550,000	555,214
San Mateo County Community College District, General Obligations Unlimited, Series B
5.00%, 09/01/31	500,000	503,690
5.00%, 09/01/38	550,000	552,959
San Mateo County Joint Powers Financing Authority Lease Revenue, Series A
5.00%, 07/15/36	1,250,000	1,216,475
San Mateo County Transit District Sales Tax Revenue, Series A (NPFGC Insured)
4.75%, 06/01/34	495,000	478,665
Santa Clara Valley Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 04/01/32	1,150,000	1,163,616
Southern California Public Power Authority Project Revenue, Series A (AGM Insured)
5.50%, 01/01/14	300,000	337,020
Southern California Public Power Authority Revenue
5.00%, 07/01/30	500,000	513,390
6.00%, 07/01/27	195,000	217,994
Turlock Irrigation District Revenue, Series A
5.00%, 01/01/40	500,000	492,440
University of California Regents Medical Center Pooled Revenue, Series A (NPFGC Insured)
4.50%, 05/15/37	2,000,000	1,806,600
University of California Revenue, Series B (AMBAC Insured)
5.25%, 05/15/23	530,000	561,864
University of California Revenue, Series J (AGM Insured)
4.50%, 05/15/35	4,800,000	4,495,488
Vacaville Unified School District, Election of 2001, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/25	500,000	514,235

Schedule of Investments (Unaudited) (Continued)

iShares® S&P California AMT-Free Municipal Bond Fund

November 30, 2010

Vernon, California Electric System Revenue, Series A
5.13%, 08/01/21	750,000	771,300
Vista, California Certificates of Participation (NPFGC Insured)
5.00%, 05/01/37	1,000,000	921,590
West Contra Costa Unified School District, Election of 2005, General Obligations Unlimited, Series B (BHAC Insured)
5.63%, 08/01/35	195,000	206,489
Yosemite Community College District, Election of 2004, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/28	775,000	796,816
5.00%, 08/01/32	500,000	503,765
Yuba Community College District, Election of 2006, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 08/01/22	530,000	555,885

		222,447,340

TOTAL MUNICIPAL BONDS & NOTES (Cost: $219,412,825)		222,447,340

Security	Shares	Value

SHORT-TERM INVESTMENTS-3.22%

MONEY MARKET FUNDS-3.22%
BlackRock Liquidity Funds-California Money Fund, Institutional Shares
0.17%(a)(b)	7,478,482	7,478,482

		7,478,482

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,478,482)		7,478,482

TOTAL INVESTMENTS IN SECURITIES-99.06% (Cost: $226,891,307)		229,925,822
Other Assets, Less Liabilities-0.94%		2,176,275

NET ASSETS-100.00%		$232,102,097

AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	American Municipal Bond Assurance Corp. Financial Group Inc.
BHAC	-	Berkshire Hathaway Assurance Corp.
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Co.
NPFGC	-	National Public Finance Guarantee Corp.
XLCA	-	XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES-98.04%

ALABAMA-0.32%
Alabama State Public School & College Authority Revenue
5.00%, 12/01/11	$2,545,000	$2,661,586
Alabama State Public School & College Authority Revenue, Series A
5.00%, 05/01/14	1,000,000	1,118,850
Baldwin County Board of Education Revenue Warrants (AMBAC Insured)
4.50%, 07/01/37	500,000	472,565
Birmingham Waterworks & Sewer Board Water & Sewer Revenue, Series B (NPFGC Insured) Prerefunded 01/01/13
5.00%, 01/01/43	2,525,000	2,748,892

		7,001,893

ALASKA-0.02%
Anchorage, Alaska, General Obligations Unlimited, Series B (AMBAC Insured)
5.25%, 12/01/16	300,000	356,667

		356,667

ARIZONA-1.77%
Arizona School Facilities Board Certificates of Participation
5.13%, 09/01/21	1,000,000	1,071,750
5.75%, 09/01/19	3,600,000	4,097,664
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured) Prerefunded 03/01/13
5.25%, 09/01/17	3,500,000	3,846,990
Arizona School Facilities Board Certificates of Participation, Series A-1 (NPFGC Insured-FGIC)
5.00%, 09/01/17	245,000	263,125
Arizona State Certificates of Participation, Series A (AGM Insured)
5.00%, 10/01/18	200,000	220,468
5.00%, 10/01/29	1,000,000	991,500
5.25%, 10/01/20	355,000	386,911
Arizona State Transportation Board Excise Tax Revenue
5.00%, 07/01/17	850,000	997,500
5.25%, 07/01/20	480,000	561,202
Arizona Water Infrastructure Finance Authority Revenue, Series A
5.00%, 10/01/30	3,000,000	3,184,140
Industrial Development Authority of the County of Pima Lease Revenue
4.75%, 09/01/30	295,000	282,929
Phoenix Civic Improvement Corp. Airport Revenue, Series A
5.00%, 07/01/40	1,700,000	1,648,847
Phoenix Civic Improvement Corp. Excise Tax Revenue (AMBAC Insured)
5.00%, 07/01/13	370,000	403,515
Phoenix Civic Improvement Corp. Excise Tax Revenue (NPFGC Insured-FGIC)
5.00%, 07/01/15	3,250,000	3,219,677
Phoenix Civic Improvement Corp. Water System Revenue (NPFGC Insured)
5.00%, 07/01/19	500,000	553,315
Phoenix Civic Improvement Corp. Water System Revenue, Series A
5.00%, 07/01/39	800,000	825,320
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A
5.00%, 01/01/12	500,000	524,060
5.00%, 01/01/38	14,790,000	15,098,815

		38,177,728

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

CALIFORNIA-22.05%
Alameda Corridor Transportation Authority Revenue, Series A (AMBAC Insured)
0.00%, 10/01/14	250,000	211,598
Bakersfield Wastewater Revenue, Series A (AGM Insured)
5.00%, 09/15/32	3,550,000	3,594,588
Bay Area Governments Association Infrastructure Finance Authority Revenue (NPFGC Insured-FGIC)
5.00%, 08/01/17	5,500,000	5,749,005
Bay Area Toll Authority Toll Bridge Revenue, Series F
5.00%, 04/01/17	150,000	171,929
5.00%, 04/01/21	250,000	265,753
5.00%, 04/01/23	275,000	287,361
5.00%, 04/01/25	2,000,000	2,050,660
5.00%, 04/01/26	1,200,000	1,225,824
5.00%, 04/01/31	4,700,000	4,747,893
Bay Area Toll Authority Toll Bridge Revenue, Series F-1
5.00%, 04/01/28	1,425,000	1,480,005
5.13%, 04/01/39	825,000	829,670
5.63%, 04/01/19	295,000	309,676
California Department of Transportation Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 02/01/12	200,000	209,744
5.00%, 02/01/13	185,000	200,448
California Department of Water Resources Power Supply Revenue
5.00%, 05/01/21	1,000,000	1,105,080
California Department of Water Resources Power Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	1,000,000	1,078,900
5.50%, 05/01/14	2,400,000	2,593,584
5.50%, 05/01/15	5,285,000	5,711,288
California Department of Water Resources Power Supply Revenue, Series A (XLCA Insured) Prerefunded 05/01/12
5.38%, 05/01/17	500,000	539,450
California Department of Water Resources Power Supply Revenue, Series A Prerefunded 05/01/12
5.75%, 05/01/17	7,975,000	8,646,415
California Department of Water Resources Power Supply Revenue, Series H
5.00%, 05/01/22	5,000,000	5,458,900
California Department of Water Resources Power Supply Revenue, Series K
5.00%, 05/01/18	2,040,000	2,357,077
California Department of Water Resources Power Supply Revenue, Series L
5.00%, 05/01/18	1,000,000	1,155,430
5.00%, 05/01/19	450,000	518,828
5.00%, 05/01/20	2,500,000	2,870,850
5.00%, 05/01/22	2,680,000	2,981,929
California Department of Water Resources Power Supply Revenue, Series M
4.00%, 05/01/19	500,000	538,645
California Department of Water Resources Power Supply Revenue, Subseries F-5
5.00%, 05/01/22	525,000	573,185
California Department of Water Resources Power Supply Revenue, Subseries G-4
5.00%, 05/01/16	1,250,000	1,443,762
California Department of Water Resources State Water Project Revenue, Series AE
5.00%, 12/01/28	470,000	497,081
California Educational Facilities Authority Revenue, Stanford University, Series T-1
5.00%, 03/15/39	3,480,000	3,774,234
California Infrastructure & Economic Development Bank Revenue (AGM Insured)
5.25%, 07/01/21	850,000	949,408
California State Economic Recovery, General Obligations Unlimited, Series A

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

4.25%, 07/01/17	1,890,000	2,087,373
5.00%, 01/01/11	4,925,000	4,943,666
5.00%, 07/01/17	625,000	719,369
5.00%, 07/01/18	3,950,000	4,485,501
5.00%, 07/01/20	4,800,000	5,264,544
5.00%, 07/01/22	6,515,000	6,859,709
5.25%, 07/01/12	1,635,000	1,746,736
5.25%, 07/01/14	530,000	597,549
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/11	30,000	30,767
5.00%, 07/01/15	100,000	110,879
5.25%, 07/01/13	1,950,000	2,146,287
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.25%, 07/01/14	2,500,000	2,818,625
California State Economic Recovery, General Obligations Unlimited, Series A ETM
5.25%, 07/01/14	140,000	160,800
California State Economic Recovery, General Obligations Unlimited, Series A ETM (NPFGC Insured)
5.00%, 07/01/11	970,000	996,617
5.25%, 07/01/13	1,940,000	2,163,158
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/14
5.00%, 07/01/23	1,800,000	1,986,606
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 03/01/11
5.00%, 07/01/23	7,690,000	7,781,895
California State Public Works Board Lease Revenue
5.13%, 06/01/29	1,000,000	951,230
5.25%, 06/01/30	2,400,000	2,422,968
6.25%, 04/01/34	3,000,000	3,118,080
California State Public Works Board Lease Revenue (AMBAC Insured)
5.00%, 12/01/19	5,500,000	5,705,865
California State Public Works Board Lease Revenue, Series C
5.25%, 06/01/28	2,725,000	2,676,059
California State Public Works Board Lease Revenue, Series G-1
5.75%, 10/01/30	2,775,000	2,803,471
California State Public Works Board Lease Revenue, Series J (AMBAC Insured)
5.25%, 01/01/16	1,350,000	1,484,905
California State Public Works Board Lease Revenue, Subseries A-1
6.00%, 03/01/35	1,000,000	1,021,240
California State University Revenue, Series A
5.25%, 11/01/38	2,500,000	2,582,300
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/30	1,365,000	1,382,199
California State, General Obligations Unlimited
3.50%, 10/01/17	1,000,000	1,022,580
4.00%, 11/01/13	1,000,000	1,060,320
4.00%, 08/01/15	200,000	213,530
4.50%, 08/01/26	1,650,000	1,532,157
4.50%, 08/01/27	2,000,000	1,838,760
5.00%, 02/01/11	3,300,000	3,323,364
5.00%, 04/01/11	600,000	608,382
5.00%, 02/01/12	710,000	741,467
5.00%, 03/01/12	3,085,000	3,230,951
5.00%, 05/01/12	865,000	911,027
5.00%, 09/01/12	230,000	244,674
5.00%, 11/01/12	500,000	534,185
5.00%, 03/01/13	150,000	160,847
5.00%, 05/01/13	300,000	323,025
5.00%, 03/01/14	1,600,000	1,748,480

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

5.00%, 05/01/14	1,125,000	1,233,135
5.00%, 08/01/14	275,000	302,709
5.00%, 04/01/15	1,500,000	1,661,610
5.00%, 11/01/15	1,500,000	1,673,505
5.00%, 12/01/15	380,000	420,614
5.00%, 03/01/16	2,845,000	3,168,789
5.00%, 04/01/16	600,000	668,760
5.00%, 05/01/16	300,000	328,611
5.00%, 08/01/16	200,000	223,500
5.00%, 12/01/16	200,000	223,992
5.00%, 03/01/17	8,680,000	9,433,660
5.00%, 04/01/17	725,000	808,564
5.00%, 05/01/17	550,000	594,985
5.00%, 06/01/17	7,250,000	7,846,965
5.00%, 04/01/18	2,650,000	2,936,915
5.00%, 05/01/18	4,120,000	4,398,224
5.00%, 08/01/18	295,000	321,090
5.00%, 03/01/19	6,125,000	6,454,831
5.00%, 04/01/19	700,000	760,914
5.00%, 10/01/20	400,000	421,252
5.00%, 12/01/20	500,000	526,720
5.00%, 03/01/21	1,300,000	1,350,778
5.00%, 08/01/21	400,000	417,276
5.00%, 10/01/21	1,790,000	1,893,337
5.00%, 11/01/21	250,000	261,633
5.00%, 08/01/22	320,000	329,610
5.00%, 12/01/22	250,000	257,003
5.00%, 08/01/23	340,000	347,157
5.00%, 10/01/23	500,000	501,215
5.00%, 04/01/25	1,050,000	1,056,331
5.00%, 08/01/25	2,850,000	2,864,820
5.00%, 12/01/26	1,250,000	1,251,925
5.00%, 08/01/28	250,000	245,950
5.00%, 10/01/29	18,185,000	17,728,920
5.00%, 02/01/32	1,000,000	966,970
5.00%, 06/01/32	3,020,000	2,919,585
5.00%, 06/01/37	5,250,000	4,948,807
5.00%, 11/01/37	7,100,000	6,689,478
5.00%, 12/01/37	4,815,000	4,536,404
5.00%, 04/01/38	1,835,000	1,725,634
5.13%, 04/01/33	1,000,000	978,450
5.25%, 02/01/14	175,000	189,618
5.25%, 10/01/29	3,400,000	3,409,282
5.25%, 03/01/38	5,750,000	5,611,137
5.50%, 04/01/19	155,000	175,477
5.50%, 08/01/30	485,000	493,454
5.50%, 11/01/39	5,290,000	5,304,547
5.50%, 03/01/40	500,000	500,670
5.75%, 04/01/27	1,000,000	1,048,460
5.75%, 04/01/28	700,000	728,602
5.75%, 04/01/31	1,400,000	1,447,614
6.00%, 04/01/38	19,950,000	20,865,904
6.00%, 11/01/39	7,900,000	8,277,146
California State, General Obligations Unlimited (AMBAC Insured)
5.00%, 11/01/16	345,000	386,190
5.00%, 06/01/23	1,000,000	1,027,170
California State, General Obligations Unlimited (NPFGC Insured)
4.00%, 09/01/14	500,000	533,145
5.00%, 06/01/18	1,000,000	1,095,020
5.00%, 06/01/19	350,000	376,733
California State, General Obligations Unlimited (NPFGC Insured-FGIC)
5.00%, 03/01/14	165,000	180,312
5.00%, 06/01/27	2,000,000	1,993,320

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

California State, General Obligations Unlimited (XLCA Insured)
5.00%, 06/01/17	500,000	557,740
California State, General Obligations Unlimited Prerefunded 02/01/14
5.13%, 02/01/28	200,000	226,174
California State, General Obligations Unlimited Prerefunded 04/01/14 (AMBAC Insured)
5.00%, 04/01/31	1,450,000	1,641,095
California State, General Obligations Unlimited Prerefunded 06/01/11
5.13%, 06/01/31	675,000	690,977
California Statewide Communities Development Authority Revenue
5.00%, 06/15/13	6,450,000	6,941,103
Chabot-Las Positas Community College District, Election of 2004, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/31	10,945,000	11,024,789
Desert Community College District, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/37	1,620,000	1,598,746
East Bay Municipal Utility District Water System Revenue, Subseries A (NPFGC Insured)
5.00%, 06/01/35	450,000	454,149
Eastern Municipal Water District Water & Sewer Certificates of Participation, Series H
5.00%, 07/01/35	500,000	505,640
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue
5.75%, 01/15/40	3,000,000	2,740,020
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Series A
0.00%, 01/01/20	235,000	177,061
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 08/01/27	2,000,000	2,048,840
5.00%, 08/01/32	700,000	703,892
Los Angeles Community College District, General Obligations Unlimited, Series A
6.00%, 08/01/33	1,000,000	1,093,110
Los Angeles Community College District, General Obligations Unlimited, Series F-1
5.00%, 08/01/33	1,000,000	999,930
Los Angeles Convention & Exhibition Center Authority Lease Revenue, Series A
5.00%, 08/15/20	2,000,000	2,166,600
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B
5.00%, 07/01/14	665,000	750,931
5.00%, 07/01/15	900,000	1,035,639
5.00%, 07/01/17	300,000	350,055
Los Angeles County Sanitation Districts Financing Authority Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/34	1,500,000	1,449,240
Los Angeles Department of Airports Revenue, Series A
5.00%, 05/15/40	3,700,000	3,632,734
5.25%, 05/15/39	1,000,000	1,009,490
Los Angeles Department of Airports Revenue, Series B
5.00%, 05/15/20	3,000,000	2,909,970
Los Angeles Department of Airports Revenue, Series D
5.25%, 05/15/33	1,000,000	1,027,740
Los Angeles Department of Water & Power Revenue, Series B
5.25%, 07/01/24	1,645,000	1,844,538
Los Angeles Department of Water & Power Revenue, Subseries A-1
5.25%, 07/01/38	9,950,000	10,301,832
Los Angeles Department of Water & Power Revenue, Subseries A-2
5.00%, 07/01/30	1,400,000	1,424,528
Los Angeles Department of Water & Power Waterworks Revenue, Series A
5.13%, 07/01/41	1,000,000	1,000,150

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/38	1,800,000	1,817,010
Los Angeles Department of Water & Power Waterworks Revenue, Subseries A-2 (AMBAC Insured)
5.00%, 07/01/17	1,200,000	1,190,292
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/13	875,000	955,658
5.25%, 07/01/14	900,000	991,080
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (AGM Insured)
4.50%, 07/01/22	2,700,000	2,754,675
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (NPFGC Insured)
4.50%, 07/01/25	2,900,000	2,806,417
Los Angeles Unified School District, General Obligations Unlimited, Series B (AGM Insured)
5.00%, 07/01/16	600,000	688,182
Los Angeles Unified School District, General Obligations Unlimited, Series B (FGIC Insured)
5.00%, 07/01/22	200,000	210,376
5.00%, 07/01/23	500,000	521,610
Los Angeles Unified School District, General Obligations Unlimited, Series D
5.00%, 01/01/34	800,000	796,712
5.20%, 07/01/29	1,000,000	1,031,380
Los Angeles Unified School District, General Obligations Unlimited, Series E (AGM Insured)
4.75%, 07/01/32	7,800,000	7,444,866
Los Angeles Unified School District, General Obligations Unlimited, Series E (NPFGC Insured) Prerefunded 07/01/12
5.13%, 07/01/22	500,000	535,495
Los Angeles Unified School District, General Obligations Unlimited, Series I
5.00%, 07/01/27	3,000,000	3,090,660
Los Angeles Wastewater System Revenue, Series A
5.00%, 06/01/39	500,000	505,175
Los Angeles Wastewater System Revenue, Series A (NPFGC Insured)
5.00%, 06/01/34	4,000,000	4,049,800
M-S-R Public Power Agency San Juan Project Revenue, Series L (AGM Insured)
5.00%, 07/01/19	300,000	337,206
Metropolitan Water District of Southern California Waterworks Revenue
5.75%, 08/10/18	2,500,000	2,928,275
Metropolitan Water District of Southern California Waterworks Revenue, Series C
5.00%, 07/01/35	2,400,000	2,458,608
Modesto Irrigation District Certificates of Participation, Series A
6.00%, 10/01/39	500,000	534,410
Mount Diablo Unified School District, Election of 2010, General Obligations Unlimited, Series A (AGM Insured)
1.00%, 08/01/35	1,500,000	709,230
Municipal Improvement Corp. of Los Angeles Lease Revenue, Series A (NPFGC Insured-FGIC)
4.50%, 01/01/37	600,000	510,018
Municipal Improvement Corp. of Los Angeles Lease Revenue, Series B1 (NPFGC Insured-FGIC)
4.75%, 08/01/37	295,000	268,432
Orange County Public Financing Authority Lease Revenue (NPFGC Insured)
5.00%, 07/01/16	1,000,000	1,140,200
Pomona Public Financing Authority Revenue, Series AY (AMBAC Insured)
5.00%, 05/01/17	625,000	572,650
Sacramento City Financing Authority Revenue, Series A (AMBAC Insured)
4.75%, 05/01/23	180,000	175,493
Sacramento City Financing Authority Revenue, Series E (AMBAC Insured)
5.25%, 12/01/30	440,000	427,794

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

Sacramento County, California Airport System Revenue
5.00%, 07/01/40	2,000,000	1,948,680
Sacramento County, California Airport System Revenue, Series B
5.75%, 07/01/39	1,250,000	1,321,450
Sacramento County, California Airport System Revenue, Series C
6.00%, 07/01/41	1,705,000	1,808,152
Sacramento Municipal Utility District Revenue, Series U (AGM Insured)
5.00%, 08/15/27	3,875,000	4,040,772
San Diego County Water Authority Certificates of Participation, Series 2008A (AGM Insured)
5.00%, 05/01/33	3,800,000	3,861,066
5.00%, 05/01/38	2,220,000	2,230,834
San Diego Public Facilities Financing Authority Revenue, Series A
5.25%, 05/15/39	1,000,000	1,038,710
San Diego Public Facilities Financing Authority Revenue, Series B
5.00%, 05/15/22	2,000,000	2,206,420
San Diego Public Facilities Financing Authority Water Revenue, Series B
5.50%, 08/01/39	700,000	734,370
San Diego Regional Building Authority Lease Revenue, Series A
5.38%, 02/01/36	1,500,000	1,553,520
San Diego Unified School District, General Obligations Unlimited, Series D-2 (AGM Insured)
4.75%, 07/01/27	8,000,000	8,049,120
San Diego Unified School District, General Obligations Unlimited, Series F-1 (AGM Insured)
4.50%, 07/01/29	1,200,000	1,139,028
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (AMBAC Insured) Prerefunded 07/01/11
5.13%, 07/01/36	1,000,000	1,027,570
San Francisco Bay Area Rapid Transit District, General Obligations Unlimited, Series B
5.00%, 08/01/32	1,400,000	1,454,572
San Francisco City & County Airport Commission Revenue, Series A
4.90%, 05/01/29	1,000,000	997,560
San Francisco City & County Airport Commission Revenue, Series E
6.00%, 05/01/39	4,000,000	4,349,280
San Francisco City & County Airport Commission Revenue, Series F
5.00%, 05/01/35	500,000	487,590
San Francisco City & County Public Utilities Commission Revenue, Series A (AGM Insured)
4.75%, 11/01/36	2,000,000	1,888,900
San Francisco City & County Public Utilities Commission Revenue, Series B
5.00%, 11/01/39	1,000,000	1,017,970
San Francisco City & County, Certificates of Participation, Series A
5.00%, 04/01/29	500,000	509,180
San Francisco City & County, General Obligations Unlimited, Series 2008-R1
2.85%, 06/15/12	1,000,000	1,031,780
San Jose Financing Authority Lease Revenue, Series B (AMBAC Insured)
5.00%, 06/01/27	1,000,000	1,004,300
San Jose Redevelopment Agency Tax Allocation, Series C (NPFGC Insured)
5.00%, 08/01/25	1,000,000	965,650
San Jose Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/21	1,000,000	1,015,740
5.00%, 08/01/23	1,500,000	1,489,755
San Jose, California Airport Revenue, Series B (AMBAC Insured)
5.00%, 03/01/37	1,290,000	1,238,903
San Jose, California Airport Revenue, Series D (NPFGC Insured)
5.00%, 03/01/28	1,000,000	1,009,480
San Mateo County Community College District, General Obligations Unlimited, Series B
5.00%, 09/01/31	4,250,000	4,281,365
5.00%, 09/01/38	1,700,000	1,709,146

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

San Mateo County Joint Powers Financing Authority Lease Revenue, Series A
5.00%, 07/15/33	750,000	738,968
Santa Clara Valley Transportation Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 04/01/32	1,400,000	1,416,576
Southern California Public Power Authority Revenue
5.00%, 07/01/22	2,000,000	2,200,540
5.00%, 07/01/30	1,500,000	1,540,170
6.75%, 07/01/13	1,300,000	1,471,405
Southern California Public Power Authority Revenue, Series A (AMBAC Insured) Prerefunded 07/01/13
5.00%, 07/01/33	160,000	176,731
Turlock Irrigation District Revenue, Series A
5.00%, 01/01/40	2,000,000	1,969,760
University of California Regents Medical Center Pooled Revenue, Series A (NPFGC Insured)
4.75%, 05/15/31	1,250,000	1,178,137
University of California Revenue, Series D (NPFGC Insured-FGIC)
5.00%, 05/15/37	1,885,000	1,898,402
University of California Revenue, Series G (NPFGC Insured-FGIC)
4.75%, 05/15/35	460,000	445,758
University of California Revenue, Series J (AGM Insured)
4.50%, 05/15/26	1,500,000	1,526,115
4.50%, 05/15/31	2,000,000	1,907,280
4.50%, 05/15/35	1,220,000	1,142,603
University of California Revenue, Series J (NPFGC Insured)
5.00%, 05/15/14	150,000	168,996
University of California Revenue, Series Q
5.00%, 05/15/21	300,000	334,242
Vernon, California Electric System Revenue, Series A
5.13%, 08/01/21	2,500,000	2,571,000
Yosemite Community College District, Election of 2004, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/28	1,000,000	1,028,150

		476,878,889
COLORADO-1.62%
Aurora, Colorado Water Improvement Revenue, Series A (AMBAC Insured)
5.00%, 08/01/39	1,000,000	1,003,310
Colorado Department of Transportation Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 12/15/15	7,670,000	8,936,317
Colorado State Higher Education Capital Construction Lease Purchase Financing Program, Certificates of Participation
5.25%, 11/01/23	750,000	803,970
Denver City & County School District No. 1, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.50%, 12/01/23	2,985,000	3,622,865
Denver, Colorado City & County Airport Revenue, Series A
5.25%, 11/15/36	200,000	203,860
E-470 Public Highway Authority Revenue
0.00%, 09/01/40	850,000	96,722
E-470 Public Highway Authority Revenue, Series B (NPFGC Insured)
0.00%, 09/01/19	435,000	266,659
0.00%, 09/01/20	715,000	404,761
0.00%, 09/01/29	2,500,000	685,525
Jefferson County School District (No. R-001), General Obligations Unlimited (NPFGC-State Aid Withholding Insured)
6.50%, 12/15/10	1,430,000	1,433,618
Lower Colorado River Authority Revenue
5.75%, 05/15/28	940,000	987,743

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

Lower Colorado River Authority Revenue, Series A
6.25%, 05/15/28	1,500,000	1,662,720
Regional Transportation District Certificates of Participation, Series A
5.38%, 06/01/31	500,000	500,920
Regional Transportation District Sales Tax Revenue, Series A (AGM Insured)
4.50%, 11/01/34	15,175,000	14,530,973

		35,139,963
CONNECTICUT-0.93%
Connecticut State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 01/01/14	6,300,000	7,027,146
5.00%, 01/01/16	500,000	581,650
Connecticut State Economic Recovery, General Obligations Unlimited, Series D
5.00%, 01/01/14	1,000,000	1,115,420
Connecticut State Special Tax Obligation Revenue, Series 1
5.00%, 02/01/19	1,000,000	1,163,990
Connecticut State Special Tax Obligation Revenue, Series A (AGM Insured)
5.00%, 10/01/21	300,000	311,634
Connecticut State, General Obligations Unlimited
5.00%, 03/15/11	2,500,000	2,534,000
Connecticut State, General Obligations Unlimited, Series A
5.00%, 02/15/25	2,660,000	2,900,757
Connecticut State, General Obligations Unlimited, Series C
5.00%, 06/01/16	25,000	29,270
5.50%, 12/15/13	1,000,000	1,131,870
5.50%, 12/15/15	275,000	327,011
Connecticut State, General Obligations Unlimited, Series E
5.00%, 12/15/18	230,000	267,007
5.50%, 11/15/12	2,500,000	2,732,975

		20,122,730
DISTRICT OF COLUMBIA-0.70%
District of Columbia Ballpark Revenue, Series B-1 (NPFGC Insured-FGIC)
5.00%, 02/01/31	2,000,000	1,883,540
District of Columbia University Revenue, Georgetown University, Series A (AMBAC Insured)
4.50%, 04/01/17	1,100,000	1,023,187
District of Columbia University Revenue, Georgetown University, Series C
5.25%, 04/01/34	1,000,000	1,044,300
District of Columbia Water & Sewer Authority Public Utility Revenue (NPFGC Insured-FGIC)
5.00%, 10/01/33	920,000	932,503
District of Columbia Water & Sewer Authority Public Utility Revenue, Series A
5.50%, 10/01/39	1,000,000	1,051,200
District of Columbia, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
4.50%, 06/01/37	3,600,000	3,418,308
District of Columbia, Income Tax Secured Revenue, Series A
5.00%, 12/01/25	1,000,000	1,096,640
5.25%, 12/01/34	1,370,000	1,440,199
District of Columbia, Income Tax Secured Revenue, Series C
5.00%, 12/01/12	400,000	433,904
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Series A
0.00%, 10/01/37	3,000,000	506,460
5.25%, 10/01/19	2,180,000	2,224,624
Washington Convention Center Authority Dedicated Tax Revenue, Series A (AMBAC Insured)
4.50%, 10/01/30	200,000	185,524

		15,240,389

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

FLORIDA-3.59%
Broward County, Florida Airport System Revenue, Series O
5.38%, 10/01/29	1,560,000	1,610,263
Florida Department of Environmental Protection Preservation Revenue, Series D
5.00%, 07/01/13	1,500,000	1,628,670
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/12	5,780,000	6,045,129
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A (NPFGC Insured-IBC)
5.00%, 07/01/12	5,900,000	6,170,633
Florida Municipal Power Agency Revenue, Series A
5.00%, 10/01/31	450,000	452,871
5.25%, 10/01/21	180,000	194,746
Florida State Board of Education Lottery Revenue, Series E
5.00%, 07/01/20	1,000,000	1,122,100
Florida State Board of Education, General Obligations Unlimited, Series A
5.00%, 01/01/15	325,000	369,502
5.00%, 06/01/34	1,000,000	1,018,080
Florida State Board of Education, General Obligations Unlimited, Series C
5.00%, 06/01/22	1,500,000	1,680,510
5.00%, 06/01/25	1,455,000	1,528,710
Florida State Board of Education, General Obligations Unlimited, Series D
5.00%, 06/01/21	1,000,000	1,141,910
5.00%, 06/01/37	1,000,000	1,015,620
Florida State Turnpike Authority Revenue, Series A (NPFGC Insured)
4.75%, 07/01/31	350,000	349,986
Gainesville, Florida Utilities System Revenue, Series A (AGM Insured) Prerefunded 10/01/15
5.00%, 10/01/35	1,250,000	1,460,650
Jacksonville Electric Authority Revenue, Series 2-17
5.25%, 10/01/11	3,650,000	3,790,890
Jacksonville, Florida Transit Revenue (NPFGC Insured)
5.00%, 10/01/31	1,260,000	1,261,953
Miami-Dade County Expressway Authority Toll System Revenue (AMBAC Insured)
5.00%, 07/01/39	1,000,000	971,080
Miami-Dade County Special Obligation Revenue, Subseries A (NPFGC Insured)
0.00%, 10/01/24	375,000	160,466
Miami-Dade County Special Obligation Revenue, Subseries B (NPFGC Insured)
5.00%, 10/01/35	1,125,000	1,096,808
Miami-Dade County Water & Sewer Revenue (AGM Insured)
5.00%, 10/01/39	3,475,000	3,493,556
Miami-Dade County Water & Sewer Revenue, Series C
5.38%, 10/01/24	2,500,000	2,689,075
Miami-Dade County, Florida Aviation Revenue, Series A
5.38%, 10/01/35	1,000,000	1,007,900
Miami-Dade County, Florida Aviation Revenue, Series A-1
5.00%, 10/01/29	3,000,000	2,949,480
5.38%, 10/01/20	4,000,000	4,026,120
Miami-Dade County, Florida Aviation Revenue, Series B
5.00%, 10/01/20	1,000,000	956,360
Miami-Dade County, General Obligations Unlimited, Series B-1
5.63%, 07/01/38	1,000,000	1,044,780
Orange County School Board Certificates of Participation, Series A (NPFGC Insured-FGIC)
5.00%, 08/01/32	2,500,000	2,496,550
Orlando-Orange County Expressway Authority Revenue, Series A
5.00%, 07/01/35	2,000,000	1,966,560
5.00%, 07/01/40	2,500,000	2,435,850
Orlando-Orange County Expressway Authority Revenue, Series B (AMBAC Insured)
5.00%, 07/01/35	1,000,000	999,960

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

Palm Beach County School Board Certificates of Participation (AMBAC Insured)
4.50%, 08/01/27	300,000	294,462
Palm Beach County School Board Certificates of Participation, Series B (FGIC Insured)
5.00%, 08/01/25	250,000	256,820
Palm Beach County, Florida Public Improvement Revenue
5.00%, 05/01/38	3,000,000	2,986,560
Seminole County Water & Sewer Revenue
5.00%, 10/01/31	3,600,000	3,657,996
5.00%, 10/01/36	6,920,000	6,909,551
Tallahassee, Florida Consolidated Utility System Revenue
5.00%, 10/01/37	1,750,000	1,762,985
Tampa Bay Water Utility System Revenue
5.00%, 10/01/38	2,000,000	2,021,840
Tampa Bay Water Utility System Revenue, (FGIC Insured) Prerefunded 10/01/11
5.75%, 10/01/29	1,000,000	1,045,300
6.00%, 10/01/24	1,500,000	1,571,070

		77,643,352
GEORGIA-2.67%
Atlanta, Georgia Water & Wastewater Revenue, Series A
6.00%, 11/01/26	2,750,000	3,010,012
6.00%, 11/01/27	1,000,000	1,086,190
6.00%, 11/01/28	2,320,000	2,507,734
6.25%, 11/01/39	2,750,000	2,996,868
DeKalb County, Georgia Water & Sewer Revenue, Series A
5.00%, 10/01/35	1,000,000	1,010,730
DeKalb County, Georgia Water & Sewer Revenue, Series B (AGM Insured)
5.25%, 10/01/32	2,190,000	2,382,260
Fulton County, Georgia Water & Sewer Revenue (NPFGC Insured-FGIC)
5.00%, 01/01/35	1,600,000	1,609,008
Georgia State Road & Tollway Authority Federal Highway Grant Revenue (NPFGC Insured)
5.00%, 06/01/13	1,500,000	1,651,200
5.00%, 06/01/14	200,000	224,564
Georgia State Road & Tollway Authority Revenue, Series A
5.00%, 06/01/12	1,200,000	1,274,508
5.00%, 06/01/16	2,000,000	2,316,600
Georgia State, General Obligations Unlimited, Series B
5.00%, 01/01/20	2,500,000	2,921,075
5.00%, 01/01/24	1,000,000	1,114,500
Georgia State, General Obligations Unlimited, Series C
5.00%, 07/01/20	2,000,000	2,275,800
5.50%, 07/01/14	625,000	722,625
5.50%, 07/01/16	5,000,000	5,716,400
Georgia State, General Obligations Unlimited, Series I
5.00%, 07/01/18	525,000	626,777
5.00%, 07/01/19	1,000,000	1,192,080
5.00%, 07/01/20	1,600,000	1,905,968
Gwinnett County School District, General Obligations Unlimited
5.00%, 02/01/11	3,850,000	3,880,684
5.00%, 02/01/13	2,625,000	2,867,156
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B (AGM Insured)
5.00%, 07/01/27	3,025,000	3,197,637
5.00%, 07/01/28	950,000	998,317
5.00%, 07/01/37	4,400,000	4,478,848
Municipal Electric Authority of Georgia Revenue, Series A
5.00%, 11/01/24	1,000,000	1,061,820
Municipal Electric Authority of Georgia Revenue, Series Y (AMBAC Insured)
6.40%, 01/01/13	170,000	178,726

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

Municipal Electric Authority of Georgia Revenue, Subseries D
5.75%, 01/01/19	2,000,000	2,330,780
Richmond County Board of Education, General Obligations Unlimited (State Aid Withholding Insured)
5.00%, 10/01/11	2,125,000	2,207,238

		57,746,105
HAWAII-1.06%
Hawaii State Airports System Revenue, Series A
5.00%, 07/01/39	3,700,000	3,611,829
Hawaii State Department of Budget & Finance Special Purpose Revenue
6.50%, 07/01/39	2,000,000	2,139,520
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/11	4,000,000	4,109,280
5.00%, 07/01/13	5,920,000	6,540,653
5.00%, 07/01/15	2,200,000	2,541,066
Hawaii State, General Obligations Unlimited, Series DY
5.00%, 02/01/18	1,000,000	1,174,960
Honolulu City & County Wastewater System Revenue, Series A (NPFGC Insured)
5.00%, 07/01/36	2,800,000	2,858,660

		22,975,968
ILLINOIS-4.22%
Chicago Board of Education, General Obligations Unlimited, Series C
5.25%, 12/01/26	145,000	152,340
Chicago Board of Education, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 12/01/27	5,600,000	5,703,488
Chicago Transit Authority Capital Grant Receipts Revenue (AMBAC Insured)
5.00%, 06/01/19	325,000	347,285
Chicago, Illinois General Obligations Unlimited, Series A (AGM Insured)
5.00%, 01/01/24	2,500,000	2,571,050
5.00%, 01/01/27	1,020,000	1,037,095
Chicago, Illinois General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 01/01/11
5.25%, 01/01/33	3,750,000	3,803,587
5.50%, 01/01/38	8,255,000	8,374,697
Chicago, Illinois General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 01/01/29	900,000	892,557
Chicago, Illinois O’Hare International Airport Revenue, Series A (AMBAC Insured)
5.00%, 01/01/21	500,000	522,555
Chicago, Illinois O’Hare International Airport Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 01/01/33	1,500,000	1,441,770
Chicago, Illinois O’Hare International Airport Revenue, Series B (AGM Insured)
5.00%, 01/01/19	1,120,000	1,211,336
5.00%, 01/01/20	510,000	542,961
Chicago, Illinois O’Hare International Airport Revenue, Series B (NPFGC Insured)
5.25%, 01/01/18	820,000	912,611
Chicago, Illinois O’Hare International Airport Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 01/01/15	510,000	562,061
Chicago, Illinois O’Hare International Airport Revenue, Series C
5.25%, 01/01/35	2,500,000	2,532,325
Chicago, Illinois O’Hare International Airport Revenue, Series F
5.00%, 01/01/35	1,000,000	980,740
5.00%, 01/01/40	610,000	593,567

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

Chicago, Illinois Waterworks Revenue (AMBAC Insured) Prerefunded 11/01/11
5.00%, 11/01/31	370,000	385,744
Chicago, Illinois, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 01/01/14
5.00%, 01/01/34	1,650,000	1,847,918
Cook County, Illinois General Obligations Unlimited, Series A (AMBAC Insured)
4.75%, 11/15/30	500,000	486,780
4.75%, 11/15/31	535,000	515,050
5.00%, 11/15/26	1,575,000	1,619,620
Cook County, Illinois General Obligations Unlimited, Series B (NPFGC Insured)
5.00%, 11/15/29	765,000	778,433
Illinois Municipal Electric Agency Power Supply Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 02/01/35	2,700,000	2,688,552
Illinois State Toll Highway Authority Revenue, Series A (AGM Insured)
5.00%, 01/01/23	1,225,000	1,276,928
Illinois State Toll Highway Authority Revenue, Series A-1 (AGM Insured)
5.00%, 01/01/24	2,700,000	2,797,119
Illinois State Toll Highway Authority Revenue, Series A-1 (AGM Insured) Prerefunded 07/01/16
5.00%, 01/01/26	4,000,000	4,735,680
Illinois State Toll Highway Authority Revenue, Series A-2 (AGM Insured) Prerefunded 07/01/16
5.00%, 01/01/27	1,800,000	2,131,056
5.00%, 01/01/28	1,700,000	2,012,664
5.00%, 01/01/31	6,295,000	7,452,776
Illinois State Toll Highway Authority Revenue, Series B
5.50%, 01/01/33	1,000,000	1,049,540
Illinois State, General Obligations Unlimited, Series A
5.00%, 03/01/34	8,595,000	8,152,959
Illinois State, General Obligations Unlimited, Series B
5.00%, 03/01/13	12,230,000	12,995,109
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (NPFGC Insured)
0.00%, 12/15/35	1,430,000	293,121
0.00%, 06/15/36	2,800,000	551,964
0.00%, 06/15/37	415,000	76,572
0.00%, 06/15/40	3,500,000	524,405
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, Series A (NPFGC Insured-FGIC)
5.50%, 06/15/29	2,000,000	2,113,360
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, Series B (AGM Insured)
0.00%, 06/15/27	1,000,000	380,350
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 06/15/21	1,115,000	1,150,167
Metropolitan Water Reclamation District of Greater Chicago, General Obligations Unlimited
5.00%, 12/01/26	1,000,000	1,056,540
5.00%, 12/01/27	875,000	918,278
Northern Illinois Municipal Power Agency Project Revenue, Series A (NPFGC Insured)
5.00%, 01/01/18	355,000	334,722
Schaumburg, Illinois General Obligations Unlimited, Series B (NPFGC Insured-FGIC)
5.25%, 12/01/34	645,000	672,000

		91,179,432
INDIANA-0.53%
Indiana Finance Authority Highway Revenue, Series A (NPFGC Insured-FGIC)
4.50%, 12/01/23	1,000,000	1,037,960

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

4.50%, 12/01/24	4,450,000	4,572,954
Indiana Municipal Power Agency Power Supply System Revenue, Series A (NPFGC Insured)
5.00%, 01/01/37	500,000	496,375
Indianapolis Local Public Improvement Bond Bank Revenue, Series A
5.75%, 01/01/38	5,000,000	5,246,650

		11,353,939
KANSAS-0.04%
Kansas Department of Transportation Highway Revenue, Series A
5.00%, 09/01/12	200,000	215,232
5.00%, 03/01/22	660,000	722,251

		937,483
KENTUCKY-0.29%
Kentucky Asset/Liability Commission, Agency Fund Revenue, Series 1 (NPFGC Insured)
5.25%, 09/01/18	320,000	375,574
Kentucky State Property & Buildings Commission Revenue
5.00%, 11/01/20	5,350,000	5,908,540

		6,284,114
LOUISIANA-0.15%
Louisiana Citizens Property Insurance Corp. Revenue, Series B (AMBAC Insured)
5.00%, 06/01/15	425,000	459,621
5.00%, 06/01/17	370,000	393,484
5.00%, 06/01/18	500,000	524,100
Louisiana State Gas & Fuels Tax Revenue, Series B
5.00%, 05/01/20	1,000,000	1,008,940
Louisiana State, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 08/01/15	230,000	265,505
5.00%, 08/01/18	450,000	506,119

		3,157,769
MARYLAND-1.63%
Maryland Department of Transportation Consolidated Revenue
5.00%, 05/01/14	2,000,000	2,261,040
5.00%, 02/15/23	2,500,000	2,761,250
Maryland State, General Obligations Unlimited
5.00%, 02/01/11	5,670,000	5,715,190
5.25%, 03/01/11	500,000	506,260
Maryland State, General Obligations Unlimited, Series 1
5.00%, 03/15/17	450,000	535,518
Maryland State, General Obligations Unlimited, Series 2
5.00%, 07/15/13	400,000	443,728
5.00%, 07/15/14	3,125,000	3,563,125
5.00%, 08/01/15	2,500,000	2,915,850
Maryland State, General Obligations Unlimited, Series A
5.00%, 08/01/11	1,000,000	1,031,340
5.25%, 02/15/13	2,500,000	2,748,525
5.25%, 03/01/16	400,000	476,020
Maryland State, General Obligations Unlimited, Series B
5.25%, 02/15/12	8,000,000	8,459,680
Maryland Transportation Authority Grant & Revenue Anticipation Note
5.00%, 03/01/13	500,000	547,775
Maryland Transportation Authority Revenue (AGM Insured)
5.00%, 07/01/38	2,000,000	2,066,180

MarylandTransportation Authority Grant & Revenue Anticipation Note
5.00%, 03/01/17	1,000,000	1,183,090

35,214,571

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

MASSACHUSETTS-4.78%
Massachusetts Bay Transportation Authority Revenue, Series A
5.25%, 07/01/30	1,900,000	2,110,463
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A
5.00%, 07/01/28	730,000	802,080
5.00%, 07/01/31	700,000	749,567
5.25%, 07/01/21	765,000	905,615
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A, Prerefunded 07/01/12
5.00%, 07/01/32	750,000	802,628
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B
5.25%, 07/01/14	2,700,000	3,087,801
5.25%, 07/01/19	2,000,000	2,390,160
5.25%, 07/01/21	3,000,000	3,551,430
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series C
5.50%, 07/01/16	2,175,000	2,608,499
5.50%, 07/01/17	300,000	363,270
Massachusetts Department of Transportation Metropolitan Highway System Revenue, Series B
5.00%, 01/01/37	1,000,000	1,002,850
Massachusetts School Building Authority Sales Tax Revenue, Series A (AGM Insured)
5.00%, 08/15/17	1,000,000	1,135,050
5.00%, 08/15/21	2,000,000	2,172,700
5.00%, 08/15/30	5,000,000	5,151,750
Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured)
4.50%, 08/15/35	5,400,000	5,196,960
5.00%, 08/15/37	2,850,000	2,908,368
Massachusetts State Special Obligation Dedicated Tax Revenue (FGIC Insured)
5.25%, 01/01/25	160,000	179,624
5.75%, 01/01/32	800,000	910,208
Massachusetts State Special Obligation Dedicated Tax Revenue (NPFGC Insured-FGIC)
5.50%, 01/01/34	1,500,000	1,593,450
Massachusetts State Special Obligation Revenue (AGM Insured)
5.00%, 12/15/13	250,000	278,180
5.00%, 12/15/14	1,875,000	2,126,606
Massachusetts State Special Obligation Revenue, Series A
5.38%, 06/01/11	350,000	358,876
Massachusetts State, General Obligations Limited, Series A (AMBAC Insured)
5.50%, 08/01/30	1,000,000	1,162,520
Massachusetts State, General Obligations Limited, Series B
5.25%, 08/01/20	3,845,000	4,567,014
Massachusetts State, General Obligations Limited, Series C
5.50%, 11/01/15	250,000	295,763
Massachusetts State, General Obligations Limited, Series C (AGM Insured)
5.50%, 11/01/11	600,000	627,924
Massachusetts State, General Obligations Limited, Series C (NPFGC Insured-FGIC)
5.50%, 11/01/13	2,260,000	2,555,359
5.50%, 11/01/14	1,920,000	2,220,691
Massachusetts State, General Obligations Limited, Series D (NPFGC Insured)
5.50%, 11/01/13	3,330,000	3,765,198
6.00%, 11/01/13	3,000,000	3,428,640
Massachusetts State, General Obligations Unlimited, Series A
5.00%, 08/01/14	1,250,000	1,414,225
5.00%, 03/01/22	550,000	636,317

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

5.00%, 09/01/28	4,410,000	4,686,110
5.00%, 03/01/34	460,000	476,643
5.00%, 03/01/39	1,975,000	2,035,435
5.25%, 08/01/21	600,000	707,142
6.00%, 11/01/11	250,000	262,685
Massachusetts State, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 03/01/15
5.00%, 03/01/23	4,000,000	4,622,360
Massachusetts State, General Obligations Unlimited, Series A (NPFGC Insured)
5.50%, 02/01/11	5,390,000	5,436,947
Massachusetts State, General Obligations Unlimited, Series B
5.00%, 11/01/16	1,100,000	1,290,916
5.25%, 08/01/21	425,000	500,892
Massachusetts State, General Obligations Unlimited, Series B (AGM Insured)
5.25%, 09/01/23	215,000	250,772
5.25%, 09/01/24	500,000	581,920
Massachusetts State, General Obligations Unlimited, Series C (AGM Insured)
5.50%, 12/01/17	500,000	605,675
Massachusetts State, General Obligations Unlimited, Series C (AMBAC Insured)
5.50%, 12/01/23	250,000	297,885
Massachusetts State, General Obligations Unlimited, Series D
5.50%, 10/01/16	1,100,000	1,319,769
5.50%, 10/01/18	400,000	484,108
Massachusetts State, General Obligations Unlimited, Series D (AMBAC Insured)
5.50%, 10/01/19	1,355,000	1,638,981
Massachusetts State, General Obligations Unlimited, Series D (NPFGC Insured)
5.50%, 10/01/20	2,200,000	2,664,332
Massachusetts State, General Obligations Unlimited, Series E (AMBAC Insured)
5.00%, 11/01/25	2,115,000	2,396,760
Massachusetts Turnpike Authority Revenue, Series A ETM
5.00%, 01/01/20	300,000	351,306
Massachusetts Water Pollution Abatement Trust Revenue, Series A
5.25%, 08/01/15	1,855,000	2,175,303
5.25%, 08/01/19	1,000,000	1,204,040
Massachusetts Water Resources Authority Revenue, Series A
5.00%, 08/01/40	4,700,000	4,845,136
Massachusetts Water Resources Authority Revenue, Series B
5.00%, 08/01/39	1,445,000	1,479,622
Massachusetts Water Resources Authority Revenue, Series B (AGM Insured)
5.25%, 08/01/31	300,000	331,338
Massachusetts Water Resources Authority Revenue, Series D (NPFGC Insured)
5.50%, 08/01/11	1,000,000	1,034,860
Massachusetts Water Resources Authority Revenue, Series J (AGM Insured)
5.25%, 08/01/12	225,000	242,480
5.25%, 08/01/17	250,000	298,318

		103,281,521
MICHIGAN-0.72%
Detroit City School District, General Obligations Unlimited, Series A (AGM Q-SBLF Insured)
5.00%, 05/01/15	185,000	201,459
5.25%, 05/01/30	2,500,000	2,496,875
Detroit, Michigan Sewer Disposal System Revenue, Series A (AGM Insured) Prerefunded 07/01/13
5.00%, 07/01/32	3,000,000	3,325,110
Detroit, Michigan Water Supply System Revenue, Series B (AGM Insured)
6.25%, 07/01/36	750,000	806,625
Detroit, Michigan, General Obligations Limited
5.00%, 11/01/30	1,000,000	983,860
Michigan State Grant Anticipation Revenue (AGM Insured)
5.25%, 09/15/20	310,000	339,484

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

Michigan State Trunk Line Revenue
5.00%, 11/01/20	1,600,000	1,777,296
Michigan State Trunk Line Revenue, Series A (AGM Insured) Prerefunded 11/01/11
5.25%, 11/01/30	1,750,000	1,828,470
Michigan State, General Obligations Unlimited, Series A
5.00%, 05/01/17	200,000	226,992
5.00%, 05/01/19	230,000	255,397
5.00%, 11/01/20	760,000	827,807
5.25%, 11/01/22	200,000	216,214
State Building Authority Revenue (NPFGC Insured-FGIC)
0.00%, 10/15/30	500,000	152,670
State Building Authority Revenue, Series I (AMBAC Insured)
5.00%, 10/15/33	1,000,000	977,290
State Building Authority Revenue, Series IA (NPFGC Insured-FGIC)
5.00%, 10/15/32	1,270,000	1,254,951

		15,670,500
MINNESOTA-0.61%
Minnesota State, General Obligations Unlimited
5.00%, 08/01/11	1,000,000	1,031,200
5.00%, 11/01/11	1,750,000	1,824,515
5.00%, 10/01/13	500,000	558,095
5.00%, 08/01/17	800,000	953,424
5.00%, 08/01/25	2,000,000	2,181,940
Minnesota State, General Obligations Unlimited ETM
5.00%, 11/01/11	1,050,000	1,095,308
Minnesota State, General Obligations Unlimited, Series A
5.00%, 08/01/15	1,000,000	1,163,880
5.00%, 08/01/25	1,600,000	1,792,576
Minnesota State, General Obligations Unlimited, Series D
5.00%, 08/01/14	1,000,000	1,139,980
Minnesota State, General Obligations Unlimited, Series F
4.00%, 08/01/13	300,000	325,071
Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Series A (AMBAC Insured)
5.25%, 01/01/15	1,000,000	1,131,090

		13,197,079
MISSISSIPPI-0.08%
Mississippi Development Bank Special Obligations Revenue (XLCA Insured)
5.00%, 03/01/16	250,000	223,893
Mississippi State, General Obligations Unlimited, Series A
5.25%, 11/01/15	1,250,000	1,464,737

		1,688,630
MISSOURI-0.66%
Kansas City, Missouri Special Obligations Revenue, Series C
5.25%, 04/01/40	500,000	506,030
Missouri Highways & Transportation Commission State Road Revenue
5.00%, 02/01/14	625,000	702,337
5.25%, 05/01/18	3,000,000	3,562,920
Missouri Highways & Transportation Commission State Road Revenue, Series B
5.00%, 05/01/26	5,000,000	5,281,350
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (NPFGC Insured)
5.00%, 01/01/34	2,000,000	1,855,260
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Series A (AMBAC Insured)
5.00%, 01/01/17	2,000,000	1,917,780
St. Louis, Missouri Airport Revenue, Series A (NPFGC Insured) Prerefunded 07/01/11
5.25%, 07/01/31	510,000	524,831

		14,350,508

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

NEBRASKA-0.06%
Nebraska Public Power District Revenue, Series B (NPFGC Insured)
5.00%, 01/01/14	255,000	281,326
Omaha Public Power District Revenue, Series AA (NPFGC Insured-FGIC)
4.50%, 02/01/38	1,000,000	940,220

		1,221,546
NEVADA-0.86%
Clark County School District, General Obligations Limited, Series A
5.00%, 06/15/27	5,000,000	5,164,750
Clark County School District, General Obligations Limited, Series A (NPFGC Insured-FGIC)
5.00%, 06/15/25	1,350,000	1,425,465
5.25%, 06/15/15	1,500,000	1,708,035
Clark County, Nevada Airport Revenue, Series B
5.13%, 07/01/36	5,750,000	5,586,125
Clark County, Nevada Airport Revenue, Series B (FGIC Insured) Prerefunded 07/01/11
5.25%, 07/01/34	1,065,000	1,095,970
Nevada State Capitol Building, General Obligations Limited, Series A
5.00%, 02/01/11	500,000	503,875
Nevada State Capitol Building, General Obligations Limited, Series C
5.00%, 06/01/27	3,000,000	3,123,690

		18,607,910
NEW HAMPSHIRE-0.00%
New Hampshire Municipal Bond Bank Revenue, Series A
5.00%, 08/15/17	25,000	29,644

		29,644
NEW JERSEY-4.78%
Essex County Improvement Authority Revenue (AMBAC Insured)
5.25%, 12/15/20	1,000,000	1,137,550
Garden State Preservation Trust Open Space & Farmland Preservation Revenue, Series A (AGM Insured)
5.50%, 11/01/13	500,000	563,230
5.75%, 11/01/28	5,280,000	6,146,870
Garden State Preservation Trust Open Space & Farmland Preservation Revenue, Series A (AGM Insured) Prerefunded 11/01/13
5.25%, 11/01/19	250,000	281,698
New Jersey Economic Development Authority Revenue
5.00%, 12/15/18	1,000,000	1,129,600
5.75%, 06/15/29	3,000,000	2,861,880
New Jersey Economic Development Authority Revenue, Series A
5.00%, 05/01/12	250,000	263,500
New Jersey Economic Development Authority Revenue, Series A (NPFGC Insured)
5.00%, 07/01/29	200,000	202,346
5.25%, 07/01/15	500,000	548,315
5.25%, 07/01/16	380,000	414,257
5.25%, 07/01/17	3,050,000	3,311,873
New Jersey Economic Development Authority Revenue, Series A Prerefunded 05/15/14
6.38%, 04/01/31	1,155,000	1,358,430

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

New Jersey Economic Development Authority Revenue, Series AA
5.50%, 12/15/29	250,000	269,585
New Jersey Economic Development Authority Revenue, Series F Prerefunded 06/15/13
5.00%, 06/15/26	780,000	863,179
New Jersey Economic Development Authority Revenue, Series K (AMBAC Insured)
5.25%, 12/15/16	3,655,000	4,157,453
5.50%, 12/15/19	1,000,000	1,142,860
New Jersey Economic Development Authority Revenue, Series K (NPFGC Insured-FGIC)
5.25%, 12/15/15	1,200,000	1,355,208
New Jersey Economic Development Authority Revenue, Series N-1 (AMBAC Insured)
5.50%, 09/01/26	2,000,000	2,195,280
New Jersey Economic Development Authority Revenue, Series N-1 (NPFGC Insured-FGIC)
5.50%, 09/01/27	2,000,000	2,181,500
New Jersey Economic Development Authority Revenue, Series O
5.13%, 03/01/28	1,500,000	1,540,650
5.25%, 03/01/22	1,610,000	1,709,740
New Jersey Economic Development Authority Revenue, Series W
5.00%, 03/01/16	385,000	434,596
New Jersey Educational Facilities Authority Revenue (AGM Insured)
4.38%, 09/01/20	505,000	534,027
New Jersey Educational Facilities Authority Revenue, Series A (AGM Insured)
5.00%, 09/01/16	225,000	252,659
New Jersey State, General Obligations Unlimited
5.00%, 08/01/15	1,200,000	1,373,580
New Jersey State, General Obligations Unlimited, Series D
6.00%, 02/15/13	250,000	276,215
New Jersey State, General Obligations Unlimited, Series H
5.25%, 07/01/14	1,250,000	1,413,800
New Jersey State, General Obligations Unlimited, Series L (AMBAC Insured)
5.25%, 07/15/19	2,000,000	2,346,980
New Jersey Transit Corp. Certificates of Participation (NPFGC Insured-FGIC)
5.00%, 09/15/17	440,000	482,574
New Jersey Transportation Trust Fund Authority Revenue, Series A
0.00%, 12/15/25	245,000	107,692
0.00%, 12/15/28	4,140,000	1,465,436
0.00%, 12/15/31	5,000,000	1,412,100
0.00%, 12/15/32	400,000	105,248
0.00%, 12/15/34	1,055,000	239,696
0.00%, 12/15/37	5,500,000	1,014,420
0.00%, 12/15/38	10,000,000	1,724,610
0.00%, 12/15/39	6,630,000	1,067,032
5.25%, 12/15/20	3,080,000	3,405,156
5.50%, 12/15/22	1,000,000	1,113,050
5.50%, 12/15/23	500,000	553,710
5.75%, 06/15/17	785,000	917,225
New Jersey Transportation Trust Fund Authority Revenue, Series A (AGM Insured)
4.25%, 12/15/22	10,000	10,000
5.50%, 12/15/15	425,000	490,416
New Jersey Transportation Trust Fund Authority Revenue, Series A (AMBAC Insured)
5.00%, 12/15/34	1,450,000	1,464,529
5.50%, 12/15/13	1,250,000	1,396,338
New Jersey Transportation Trust Fund Authority Revenue, Series A (NPFGC Insured)
5.25%, 12/15/21	700,000	769,097
New Jersey Transportation Trust Fund Authority Revenue, Series B
5.25%, 12/15/19	2,960,000	3,304,514

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured FGIC)
5.50%, 12/15/20	2,000,000	2,248,700
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured)
5.25%, 12/15/14	3,750,000	4,198,912
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured) Prerefunded 12/15/11
6.00%, 12/15/18	2,000,000	2,116,840
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 12/15/12	4,300,000	4,647,096
New Jersey Transportation Trust Fund Authority Revenue, Series C
0.00%, 12/15/24	1,665,000	775,091
5.50%, 06/15/24	1,000,000	1,119,200
New Jersey Transportation Trust Fund Authority Revenue, Series C (AGM Insured)
5.50%, 12/15/11	3,715,000	3,900,044
5.50%, 12/15/17	1,000,000	1,167,280
New Jersey Transportation Trust Fund Authority Revenue, Series C (AMBAC Insured)
0.00%, 12/15/28	2,000,000	696,860
New Jersey Transportation Trust Fund Authority Revenue, Series C (FGIC Insured)
5.25%, 06/15/12	400,000	428,416
New Jersey Transportation Trust Fund Authority Revenue, Series C Prerefunded 06/15/13
5.50%, 06/15/18	2,150,000	2,406,280
5.50%, 06/15/22	1,000,000	1,119,200
New Jersey Transportation Trust Fund Authority Revenue, Series D (AMBAC Insured) Prerefunded 06/15/15
5.00%, 06/15/17	1,000,000	1,162,370
New Jersey Turnpike Authority Revenue, Series A (AGM Insured)
5.00%, 01/01/20	7,700,000	8,297,119
5.00%, 01/01/21	1,000,000	1,078,340
New Jersey Turnpike Authority Revenue, Series A (NPFGC Insured)
6.00%, 01/01/12	1,875,000	1,985,063
New Jersey Turnpike Authority Revenue, Series A ETM
6.00%, 01/01/13	2,335,000	2,588,768
New Jersey Turnpike Authority Revenue, Series C ETM (NPFGC Insured)
6.50%, 01/01/13	1,500,000	1,679,520
New Jersey Turnpike Authority Revenue, Series E
5.25%, 01/01/40	500,000	515,925

		103,440,728
NEW MEXICO-0.14%
New Mexico Finance Authority State Transportation Revenue, Series A (NPFGC Insured)
5.25%, 06/15/15	2,300,000	2,682,789
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured)
5.00%, 06/15/12	300,000	320,028

		3,002,817
NEW YORK-17.81%
Brooklyn Arena Local Development Corp. Revenue
6.38%, 07/15/20	5,000,000	5,179,600
Dormitory Authority of the State of New York (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	4,000,000	4,286,400

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

Dormitory Authority of the State of New York (Long Island Jewish Medical Center), Revenue, Series A
5.50%, 05/01/37	1,500,000	1,524,165
5.75%, 05/01/37	750,000	774,705
Dormitory Authority of the State of New York Revenue, Prerefunded 03/15/13
5.00%, 03/15/27	1,000,000	1,098,200
Dormitory Authority of the State of New York Revenue, Series A (NPFGC Insured-FGIC)
5.50%, 07/01/18	1,405,000	1,642,740
Dormitory Authority of the State of New York Revenue, Series D (NPFGC Insured)
5.25%, 10/01/23	1,050,000	1,102,017
Dormitory Authority of the State of New York, State Personal Income Tax Revenue, Series A
5.00%, 03/15/25	3,700,000	3,948,677
5.00%, 03/15/27	7,500,000	7,911,600
Dormitory Authority of the State of New York, State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	500,000	526,660
Dormitory Authority of the State of New York, State Personal Income Tax Revenue, Series B (AMBAC Insured)
5.50%, 03/15/26	3,885,000	4,600,578
Dormitory Authority of the State of New York, State Personal Income Tax Revenue, Series C
5.00%, 12/15/31	3,500,000	3,642,310
Dormitory Authority of the State of New York, State Personal Income Tax Revenue, Series D
5.00%, 03/15/36	4,200,000	4,273,584
Dormitory Authority of the State of New York, State Personal Income Tax Revenue, Series F
5.00%, 03/15/30	2,000,000	2,073,240
Hudson Yards Infrastructure Corp. Revenue, Series A
5.00%, 02/15/17	5,675,000	5,487,611
Hudson Yards Infrastructure Corp. Revenue, Series A (NPFGC Insured)
4.50%, 02/15/17	1,600,000	1,475,920
Long Island Power Authority Electric System Revenue, Series A (AGM Insured)
5.50%, 12/01/13	275,000	311,630
Long Island Power Authority Electric System Revenue, Series A (AMBAC Insured)
5.50%, 12/01/10	880,000	880,114
Long Island Power Authority Electric System Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 12/01/19	240,000	260,832
Long Island Power Authority Electric System Revenue, Series B
5.25%, 12/01/12	300,000	324,042
5.75%, 04/01/25	1,050,000	1,151,020
Long Island Power Authority Electric System Revenue, Series D (NPFGC Insured)
5.00%, 09/01/12	240,000	255,953
5.00%, 09/01/14	155,000	172,160
Long Island Power Authority Electric System Revenue, Series E (NPFGC Insured)
5.00%, 12/01/18	500,000	552,680
Long Island Power Authority Electric System Revenue, Series E (NPFGC Insured-FGIC)
5.00%, 12/01/17	475,000	533,183
Long Island Power Authority Electric System Revenue, Series F (NPFGC Insured)
5.00%, 05/01/11	800,000	813,904
5.00%, 05/01/17	225,000	255,508
Long Island Power Authority Electric System Revenue, Series L Prerefunded 05/01/11
5.38%, 05/01/33	1,000,000	1,021,250

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

Long Island Power Authority Revenue, Series A
5.75%, 04/01/39	3,700,000	3,897,321
Long Island Power Authority Revenue, Series A (AGM Insured)
5.00%, 12/01/16	2,000,000	2,297,340
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	1,100,000	1,181,125
Long Island Power Authority Revenue, Series A (NPFGC Insured-FGIC)
5.25%, 12/01/20	2,000,000	2,226,420
Long Island Power Authority Revenue, Series A (XLCA Insured)
5.00%, 12/01/26	1,200,000	1,233,084
Long Island Power Authority Revenue, Series B
5.25%, 06/01/14	1,600,000	1,782,016
5.25%, 12/01/14	1,000,000	1,125,490
5.75%, 04/01/33	2,190,000	2,322,123
Long Island Power Authority Revenue, Series E
5.00%, 12/01/17	850,000	954,116
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/12
5.00%, 11/15/23	825,000	881,059
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/14
5.00%, 11/15/30	500,000	554,495
Metropolitan Transportation Authority Revenue, Series A
4.50%, 11/15/38	1,800,000	1,647,504
5.00%, 11/15/18	250,000	278,975
5.00%, 11/15/35	1,400,000	1,372,574
5.13%, 01/01/24	2,700,000	2,776,491
5.13%, 01/01/29	1,555,000	1,568,653
5.13%, 11/15/31	950,000	952,869
5.50%, 01/01/15	1,660,000	1,882,656
5.50%, 11/15/39	600,000	632,364
5.75%, 01/01/16	625,000	726,950
Metropolitan Transportation Authority Revenue, Series A (AGM Insured)
5.00%, 11/15/30	2,610,000	2,614,280
Metropolitan Transportation Authority Revenue, Series A (AMBAC Insured)
4.75%, 11/15/30	250,000	249,995
5.50%, 11/15/13	2,555,000	2,835,360
5.50%, 11/15/14	3,245,000	3,673,827
5.50%, 11/15/16	500,000	532,505
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured)
5.00%, 04/01/23	430,000	504,222
Metropolitan Transportation Authority Revenue, Series A (NPFGC Insured)
4.75%, 11/15/27	6,330,000	6,340,951
5.50%, 01/01/20	415,000	438,999
Metropolitan Transportation Authority Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 07/01/22	150,000	153,980
5.00%, 07/01/25	1,000,000	1,006,140
5.00%, 11/15/25	1,850,000	1,859,546
Metropolitan Transportation Authority Revenue, Series B
4.50%, 11/15/37	500,000	458,355
4.75%, 11/15/31	430,000	424,371
5.00%, 11/15/34	1,000,000	1,027,600
Metropolitan Transportation Authority Revenue, Series B (AMBAC Insured)
5.25%, 11/15/23	1,050,000	1,146,652
Metropolitan Transportation Authority Revenue, Series C
6.25%, 11/15/23	2,700,000	3,072,465
Metropolitan Transportation Authority Revenue, Series F
5.00%, 11/15/35	1,500,000	1,481,010
Nassau County Interim Finance Authority Revenue, Series A (AMBAC Insured)
5.00%, 11/15/12	230,000	249,923
Nassau County Sewer & Storm Water Finance Authority System Revenue, Series A (BHAC Insured)
5.13%, 11/01/23	520,000	575,718
New York City Industrial Development Agency Revenue (FGIC Insured)
5.00%, 03/01/31	290,000	279,601

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

New York City Industrial Development Agency Revenue (NPFGC Insured)
5.00%, 03/01/16	1,550,000	1,471,043
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
4.75%, 06/15/30	4,850,000	4,948,261
5.00%, 06/15/38	6,250,000	6,350,875
5.00%, 06/15/39	2,990,000	3,012,875
5.75%, 06/15/40	500,000	542,915
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA
5.00%, 06/15/21	1,000,000	1,115,070
5.00%, 06/15/22	5,000,000	5,523,650
5.00%, 06/15/27	500,000	527,930
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA (NPFGC Insured-FGIC)
4.50%, 06/15/39	1,245,000	1,204,164
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series B (AMBAC Insured)
5.00%, 06/15/28	470,000	486,140
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series BB
5.00%, 06/15/27	1,000,000	1,066,520
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C
4.75%, 06/15/33	3,925,000	3,951,533
5.00%, 06/15/35	1,400,000	1,412,166
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series CC
5.00%, 06/15/34	2,900,000	2,965,743
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/28	280,000	287,927
5.00%, 06/15/38	7,200,000	7,272,576
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD
4.75%, 06/15/36	500,000	499,990
5.00%, 06/15/39	1,365,000	1,367,976
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series EE
5.25%, 06/15/40	900,000	936,405
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series FF-2
5.00%, 06/15/40	365,000	373,395
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series GG-1
5.00%, 06/15/39	2,400,000	2,456,904
New York City Transitional Finance Authority Building Aid Revenue, Series S-1
4.50%, 01/15/38	1,575,000	1,524,568
5.50%, 07/15/28	3,255,000	3,513,056
New York City Transitional Finance Authority Building Aid Revenue, Series S-5
5.00%, 01/15/31	1,400,000	1,427,076
New York City Transitional Finance Authority Revenue, Series A
5.00%, 05/01/28	1,000,000	1,061,310
New York City Transitional Finance Authority Revenue, Series A-1
5.00%, 11/01/12	500,000	540,780
5.00%, 11/01/13	4,820,000	5,375,698
5.00%, 11/01/14	4,500,000	5,127,885
New York City Transitional Finance Authority Revenue, Series B
5.00%, 11/01/13	1,015,000	1,132,019
5.00%, 11/01/15	725,000	839,260
5.00%, 11/01/21	2,800,000	3,142,804
5.00%, 11/01/25	1,050,000	1,126,713

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/12	300,000	321,432
New York City Transitional Finance Authority Revenue, Subseries A-2
5.00%, 11/01/17	2,000,000	2,249,560
New York City Transitional Finance Authority Revenue, Subseries C-1
5.00%, 11/01/27	2,800,000	2,985,136
New York City Transitional Finance Authority Revenue, Subseries D-2
5.00%, 11/01/12	1,000,000	1,081,560
New York City, General Obligations Unlimited, Series A
5.00%, 08/01/28	1,010,000	1,030,907
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/12	450,000	481,181
5.00%, 08/15/12	400,000	428,288
5.00%, 08/01/13	2,760,000	3,041,437
5.00%, 08/15/13	285,000	314,398
5.00%, 08/01/15	1,075,000	1,230,036
5.00%, 08/01/17	355,000	408,491
5.00%, 08/01/18	2,000,000	2,262,400
5.25%, 08/15/23	8,000,000	8,746,560
New York City, General Obligations Unlimited, Series B
5.25%, 08/01/11	1,000,000	1,032,010
5.25%, 08/01/15	500,000	561,580
New York City, General Obligations Unlimited, Series B-1
5.25%, 09/01/24	1,000,000	1,087,910
New York City, General Obligations Unlimited, Series C
5.00%, 08/01/13	1,115,000	1,228,697
5.00%, 08/01/15	200,000	228,844
5.00%, 08/01/19	1,265,000	1,440,455
5.00%, 08/01/24	1,000,000	1,078,530
5.25%, 08/01/18	480,000	559,670
New York City, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/17	1,000,000	1,124,710
New York City, General Obligations Unlimited, Series C (CIFG Insured)
3.63%, 08/01/13	400,000	425,708
5.00%, 08/01/14	300,000	337,461
New York City, General Obligations Unlimited, Series C-1
5.00%, 10/01/11	200,000	207,558
5.00%, 10/01/18	500,000	566,260
5.00%, 10/01/20	330,000	362,838
5.00%, 10/01/22	805,000	867,009
New York City, General Obligations Unlimited, Series D1
5.13%, 12/01/27	1,500,000	1,580,640
New York City, General Obligations Unlimited, Series E
4.00%, 08/01/14	450,000	490,806
5.00%, 08/01/16	3,000,000	3,460,200
5.00%, 08/01/21	1,000,000	1,115,320
New York City, General Obligations Unlimited, Series E (AGM Insured)
5.00%, 11/01/20	450,000	490,847
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/11	3,000,000	3,091,020
5.00%, 08/01/12	1,065,000	1,138,794
5.00%, 08/01/13	2,150,000	2,369,235
5.00%, 08/01/14	330,000	371,709
5.00%, 08/01/15	600,000	686,532
5.00%, 08/01/22	300,000	322,719
5.00%, 08/01/24	650,000	690,736
New York City, General Obligations Unlimited, Series H
5.00%, 08/01/11	975,000	1,004,581
5.00%, 08/01/13	1,550,000	1,708,053
New York City, General Obligations Unlimited, Series I
4.50%, 08/01/12	765,000	811,680
5.00%, 08/01/11	2,250,000	2,318,265
5.00%, 08/01/13	1,000,000	1,101,970

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

5.00%, 08/01/15	310,000	345,439
5.00%, 08/01/19	250,000	273,768
New York City, General Obligations Unlimited, Series J
5.00%, 03/01/30	1,755,000	1,794,207
New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13
5.50%, 06/01/23	1,000,000	1,118,800
New York City, General Obligations Unlimited, Series M
5.00%, 04/01/22	425,000	452,234
New York City, General Obligations Unlimited, Series O
5.00%, 06/01/20	2,000,000	2,180,100
New York City, General Obligations Unlimited, Series O (AGM Insured)
5.00%, 06/01/17	500,000	560,755
New York City, General Obligations Unlimited, Subseries B-1
5.25%, 09/01/20	500,000	564,110
5.25%, 09/01/23	2,180,000	2,384,288
New York City, General Obligations Unlimited, Subseries F-1
5.00%, 09/01/15	285,000	326,678
New York City, General Obligations Unlimited, Subseries I-1
5.38%, 04/01/36	4,500,000	4,710,375
New York City, General Obligations Unlimited, Subseries J-1
5.00%, 08/01/11	400,000	412,136
5.00%, 05/15/31	1,500,000	1,546,920
New York City, General Obligations Unlimited, Subseries L-1
5.00%, 04/01/27	1,200,000	1,257,684
New York Convention Center Development Corp. Revenue (AMBAC Insured)
5.00%, 11/15/15	2,500,000	2,432,250
New York Local Government Assistance Corp. Revenue, Series A
5.00%, 04/01/11	1,000,000	1,015,740
New York Local Government Assistance Corp. Revenue, Series A-1 (AGM Insured)
5.00%, 04/01/11	1,000,000	1,015,740
New York Local Government Assistance Corp. Revenue, Series C
5.50%, 04/01/17	4,800,000	5,666,688
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue
5.00%, 10/15/35	1,850,000	1,885,705
5.00%, 06/15/37	1,700,000	1,742,891
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series B
4.50%, 06/15/36	220,000	218,016
4.75%, 06/15/32	1,400,000	1,421,994
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E
5.00%, 06/15/30	1,600,000	1,671,344
New York State Thruway Authority Highway & Bridge Trust Fund Revenue, Series B
5.00%, 04/01/20	2,000,000	2,238,120
New York State Thruway Authority Highway & Bridge Trust Fund Revenue, Series B (AGM Insured)
5.00%, 04/01/14	11,480,000	12,856,108
New York State Thruway Authority Personal Income Tax Revenue, Series A
5.00%, 03/15/18	500,000	577,565
5.00%, 03/15/26	1,700,000	1,810,398
New York State Thruway Authority Revenue
5.00%, 04/01/13	350,000	380,926
5.00%, 04/01/14	1,080,000	1,202,342
5.00%, 04/01/15	1,065,000	1,207,465
5.00%, 04/01/18	250,000	285,435
5.00%, 04/01/19	500,000	567,135
5.50%, 04/01/11	1,160,000	1,178,920
New York State Thruway Authority Revenue, Series B
5.00%, 04/01/19	3,300,000	3,763,914
5.00%, 04/01/27	6,485,000	6,813,725

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

New York State Thruway Authority Revenue, Series B (AMBAC Insured)
5.00%, 04/01/21	840,000	906,066
New York State Thruway Authority Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 04/01/16	1,200,000	1,376,340
New York State Thruway Authority Revenue, Series H (NPFGC Insured)
5.00%, 01/01/20	1,500,000	1,640,085
5.00%, 01/01/21	3,400,000	3,670,980
New York State Thruway Authority Revenue, Series H (NPFGC Insured-FGIC)
5.00%, 01/01/22	1,280,000	1,369,677
5.00%, 01/01/23	720,000	762,199
New York State Urban Development Corp. Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.00%, 01/01/17	795,000	798,236
5.50%, 01/01/17	690,000	693,105
New York State Urban Development Corp. Correctional Facilities Revenue, Series D (AGM Insured) Prerefunded 01/01/11
5.25%, 01/01/30	6,250,000	6,276,937
New York State Urban Development Corp. Revenue, Series A-1
5.00%, 12/15/18	310,000	361,423
New York State Urban Development Corp. Revenue, Series B
5.00%, 03/15/32	1,000,000	1,032,040
New York State Urban Development Corp. Revenue, Series B-1
5.00%, 03/15/28	250,000	263,688
5.00%, 03/15/36	2,000,000	2,047,560
New York State Urban Development Corp. Revenue, Series C
5.00%, 12/15/17	200,000	232,926
5.00%, 12/15/18	2,300,000	2,665,286
New York State Urban Development Corp. Revenue, Series D
5.00%, 01/01/16	935,000	1,060,786
5.25%, 01/01/20	1,000,000	1,127,540
5.25%, 01/01/21	500,000	555,195
5.50%, 01/01/19	515,000	600,387
5.63%, 01/01/28	800,000	857,608
New York State, General Obligations Unlimited, Series A
5.00%, 02/15/39	1,045,000	1,071,804
New York State, General Obligations Unlimited, Series C
3.00%, 02/01/16	535,000	570,695
5.00%, 04/15/13	250,000	274,758
5.00%, 04/15/14	500,000	564,570
Port Authority of New York & New Jersey Revenue
4.50%, 01/15/36	255,000	249,354
4.50%, 09/15/39	750,000	729,877
4.75%, 07/15/31	1,870,000	1,898,592
4.75%, 07/15/33	285,000	286,434
5.00%, 07/15/38	125,000	127,856
5.00%, 03/15/39	1,690,000	1,716,550
5.38%, 03/01/28	1,000,000	1,120,090
Port Authority of New York & New Jersey Revenue (AMBAC Insured)
4.50%, 11/15/34	205,000	201,046
Sales Tax Asset Receivable Corp. Revenue, Series A (AMBAC Insured)
5.00%, 10/15/29	850,000	881,637
5.00%, 10/15/32	200,000	205,096
5.25%, 10/15/27	1,000,000	1,075,660
Sales Tax Asset Receivable Corp. Revenue, Series A (NPFGC Insured)
5.00%, 10/15/23	350,000	368,694
5.00%, 10/15/24	230,000	240,792
5.25%, 10/15/18	500,000	561,780
Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	8,100,000	8,230,815
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 11/15/35	3,000,000	3,049,350
Triborough Bridge & Tunnel Authority Revenue, Series B
5.00%, 11/15/32	11,650,000	11,789,683

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

Triborough Bridge & Tunnel Authority Revenue, Series Y
5.50%, 01/01/17	1,000,000	1,161,870
Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/26	1,000,000	1,067,570
5.00%, 11/15/31	3,000,000	3,109,500
Trust For Cultural Resources of the City Of New York Revenue
5.00%, 04/01/31	2,000,000	2,090,840

		385,151,260
NORTH CAROLINA-2.37%
Charlotte, North Carolina Water & Sewer System Revenue
5.00%, 07/01/38	4,000,000	4,166,320
Mecklenburg County, North Carolina, General Obligations Unlimited, Series C
5.00%, 02/01/14	750,000	843,555
North Carolina Eastern Municipal Power Agency Power System Revenue, Series A
5.00%, 01/01/21	3,000,000	3,283,380
North Carolina Eastern Municipal Power Agency Power System Revenue, Series B
5.00%, 01/01/26	2,000,000	2,072,560
6.00%, 01/01/22	245,000	287,802
North Carolina Eastern Municipal Power Agency Power System Revenue, Series D
5.50%, 01/01/14	700,000	782,775
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series B
5.00%, 01/01/21	2,500,000	2,724,600
North Carolina State, General Obligations Unlimited
5.00%, 03/01/11	1,200,000	1,214,268
5.00%, 03/01/12	13,525,000	14,285,240
North Carolina State, General Obligations Unlimited, Series B
5.00%, 04/01/12	1,000,000	1,059,700
5.00%, 04/01/13	9,000,000	9,886,230
North Carolina State, Grant Anticipation Revenue
5.00%, 03/01/11	950,000	961,238
University of North Carolina Revenue
5.00%, 12/01/36	7,100,000	7,315,485
Wake County, North Carolina, General Obligations Unlimited, Series C
5.00%, 03/01/25	2,000,000	2,339,220

		51,222,373
OHIO-1.30%
Cincinnati City School District, General Obligations Unlimited (NPFGC Insured-FGIC)
5.25%, 12/01/25	3,620,000	4,144,429
Columbus, Ohio Sewer Revenue, Series A
5.00%, 06/01/27	1,500,000	1,601,205
5.00%, 06/01/31	9,070,000	9,450,396
Ohio State Major New Infrastructure Projects Revenue, Series 2008-1
5.00%, 06/15/16	800,000	927,160
5.75%, 06/15/19	5,000,000	5,949,300
Ohio State Revenue, Series II-A (AMBAC Insured)
5.00%, 08/01/11	1,000,000	1,030,700
Ohio State Turnpike Commission Revenue, Series A
5.00%, 02/15/31	1,500,000	1,535,475
Ohio State, General Obligations Unlimited, Series A
5.38%, 09/01/28	1,970,000	2,129,925
Ohio State, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 08/01/11	1,365,000	1,407,424

		28,176,014

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

OKLAHOMA-0.14%
Grand River Dam Authority Revenue (AMBAC Insured)
6.25%, 06/01/11	1,255,000	1,288,006
Grand River Dam Authority Revenue, Series A (AGM Insured)
5.00%, 06/01/12	1,000,000	1,062,300
Oklahoma Municipal Power Authority Supply System Revenue, Series A (NPFGC Insured-FGIC)
4.50%, 01/01/17	750,000	690,758

		3,041,064
OREGON-1.60%
Oregon Department of Administrative Services Lottery Revenue (AGM Insured)
5.00%, 04/01/13	1,500,000	1,643,295
Oregon Department of Administrative Services Revenue (AGM Insured)
5.00%, 09/01/11	10,000,000	10,348,100
Oregon Department of Transportation Highway User Tax Revenue, Series A
4.50%, 11/15/32	3,725,000	3,678,847
Oregon State, General Obligations Unlimited, Series A
4.50%, 08/01/32	15,815,000	15,705,877
Portland, Oregon Sewer System Revenue, Series A (NPFGC Insured)
5.00%, 06/01/14	2,850,000	3,214,629

		34,590,748
PENNSYLVANIA-2.28%
Chester County, Pennsylvania, General Obligations Unlimited
5.00%, 07/15/28	1,410,000	1,524,760
Delaware Valley Regional Finance Authority Revenue
5.50%, 07/01/12	2,900,000	3,055,527
Delaware Valley Regional Finance Authority Revenue, Series A (AMBAC Insured)
5.50%, 08/01/28	225,000	227,012
Pennsylvania State, General Obligations Unlimited
5.00%, 07/01/19	475,000	559,807
5.25%, 07/01/15	1,800,000	2,102,400
Pennsylvania State, General Obligations Unlimited, Series 1
5.00%, 10/01/26	1,085,000	1,144,642
Pennsylvania State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.25%, 02/01/11	2,760,000	2,783,156
Pennsylvania State, General Obligations Unlimited, Series 2
5.00%, 01/01/20	3,500,000	4,088,315
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 07/01/11	500,000	513,690
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured-FGIC)
5.00%, 07/01/13	3,300,000	3,650,427
Pennsylvania State, General Obligations Unlimited, Series 3
5.00%, 09/01/13	625,000	695,162
Pennsylvania State, General Obligations Unlimited, Series 3 (AGM Insured)
5.00%, 09/01/14	1,250,000	1,423,575
Pennsylvania State, General Obligations Unlimited, Series A
5.00%, 02/15/14	750,000	841,897
5.00%, 05/01/19	2,600,000	3,062,826
5.00%, 05/01/20	755,000	886,008
5.00%, 05/01/21	1,500,000	1,724,625
Pennsylvania State, General Obligations Unlimited, Series A-2
5.00%, 08/01/18	1,000,000	1,159,660
Pennsylvania Turnpike Commission Registration Fee Revenue (AMBAC Insured) Prerefunded 07/15/11
5.00%, 07/15/41	1,200,000	1,247,304

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

Pennsylvania Turnpike Commission Revenue, Series A-1 (AGL Insured)
5.00%, 06/01/38	500,000	500,930
Pennsylvania Turnpike Commission Revenue, Series B
5.00%, 12/01/18	1,905,000	2,191,093
5.00%, 12/01/24	500,000	539,055
5.25%, 06/01/39	4,780,000	4,819,100
Pennsylvania Turnpike Commission Revenue, Series D
5.13%, 12/01/40	2,100,000	2,085,678
Pennsylvania Turnpike Commission Revenue, Subseries B
5.25%, 06/01/24	575,000	610,616
5.75%, 06/01/39	250,000	261,625
Philadelphia, Pennsylvania, General Obligations Unlimited, Series 2001 (AGM Insured) Prerefunded 03/15/11
5.25%, 09/15/25	500,000	507,260
Philadelphia, Pennsylvania, Water & Wastewater Revenue (AMBAC Insured)
5.25%, 12/15/14	2,000,000	2,211,620
Philadelphia, Pennsylvania, Water & Wastewater Revenue, Series B (AMBAC Insured)
4.75%, 11/01/31	300,000	294,141
School District of Philadelphia, General Obligations Unlimited, Series A (AGM-State Aid Withholding Insured) Prerefunded 02/01/11
5.75%, 02/01/30	1,130,000	1,140,520
State Public School Building Authority Revenue (AGM-State Aid Withholding Insured)
5.50%, 06/01/28	470,000	516,892
State Public School Building Authority Revenue (AGM-State Aid Withholding Insured) Prerefunded 06/01/13
5.25%, 06/01/26	1,000,000	1,110,730
State Public School Building Authority, Series A (AGM Insured)
5.00%, 06/01/31	1,800,000	1,786,320

		49,266,373
PUERTO RICO-5.89%
Commonwealth of Puerto Rico, General Obligations Unlimited (AGM Insured)
5.50%, 07/01/16	200,000	222,596
Commonwealth of Puerto Rico, General Obligations Unlimited (FGIC Insured)
5.50%, 07/01/13	550,000	591,344
Commonwealth of Puerto Rico, General Obligations Unlimited, Series A
5.00%, 07/01/23	1,000,000	1,003,710
5.00%, 07/01/29	775,000	755,734
5.25%, 07/01/24	1,000,000	1,016,880
5.50%, 07/01/17	1,000,000	1,077,120
5.50%, 07/01/18	2,785,000	2,986,244
Commonwealth of Puerto Rico, General Obligations Unlimited, Series A (AGL Insured)
5.00%, 07/01/14	1,100,000	1,186,130
5.00%, 07/01/16	230,000	250,160
Commonwealth of Puerto Rico, General Obligations Unlimited, Series A (XLCA Insured)
5.50%, 07/01/17	900,000	969,408
Commonwealth of Puerto Rico, General Obligations Unlimited, Series B
5.25%, 07/01/17	1,780,000	1,876,761
5.75%, 07/01/38	5,225,000	5,392,513
5.88%, 07/01/36	2,000,000	2,037,000
Commonwealth of Puerto Rico, General Obligations Unlimited, Series C
6.00%, 07/01/39	1,875,000	1,952,681
Government Development Bank for Puerto Rico Revenue, Series B
5.00%, 12/01/11	225,000	233,244
5.00%, 12/01/13	300,000	321,225
5.00%, 12/01/14	1,300,000	1,393,119
5.00%, 12/01/15	1,460,000	1,552,681

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

Puerto Rico Aqueduct & Sewer Authority Revenue, Series A
6.00%, 07/01/38	7,770,000	7,993,310
Puerto Rico Electric Power Authority Revenue, Series II (AGM Insured) Prerefunded 07/01/12
5.13%, 07/01/26	620,000	670,567
Puerto Rico Electric Power Authority Revenue, Series TT
5.00%, 07/01/32	2,000,000	1,930,780
5.00%, 07/01/37	7,000,000	6,663,790
Puerto Rico Electric Power Authority Revenue, Series VV (NPFGC Insured-FGIC)
5.25%, 07/01/30	2,500,000	2,530,500
Puerto Rico Electric Power Authority Revenue, Series WW
5.25%, 07/01/33	1,500,000	1,490,115
5.50%, 07/01/38	4,820,000	4,867,332
Puerto Rico Electric Power Authority Revenue, Series XX
5.25%, 07/01/40	1,500,000	1,477,770
Puerto Rico Electric Power Authority Revenue, Series ZZ
5.25%, 07/01/19	1,000,000	1,117,850
5.25%, 07/01/26	1,000,000	1,031,880
Puerto Rico Highways & Transportation Authority Revenue, Series CC
5.50%, 07/01/30	500,000	517,645
Puerto Rico Highways & Transportation Authority Revenue, Series CC (AGM Insured)
5.25%, 07/01/36	3,035,000	3,064,773
Puerto Rico Highways & Transportation Authority Revenue, Series J Prerefunded 07/01/14
5.13%, 07/01/43	200,000	227,924
Puerto Rico Highways & Transportation Authority Revenue, Series K
5.00%, 07/01/30	700,000	682,059
Puerto Rico Highways & Transportation Authority Revenue, Series K Prerefunded 07/01/15
5.00%, 07/01/40	400,000	465,096
Puerto Rico Highways & Transportation Authority Revenue, Series L (AMBAC Insured)
5.25%, 07/01/38	3,800,000	3,723,848
Puerto Rico Highways & Transportation Authority Revenue, Series M
5.00%, 07/01/17	4,500,000	4,223,250
Puerto Rico Highways & Transportation Authority Revenue, Series N (AGL Insured)
5.25%, 07/01/36	2,000,000	2,019,620
Puerto Rico Highways & Transportation Authority Revenue, Series N (AMBAC Insured)
5.25%, 07/01/31	1,040,000	1,038,648
Puerto Rico Highways & Transportation Authority Revenue, Series X
5.50%, 07/01/15	200,000	217,168
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/16	1,000,000	1,083,760
5.50%, 07/01/17	4,025,000	4,354,688
5.50%, 07/01/25	7,275,000	7,602,084
5.50%, 07/01/26	790,000	819,348
Puerto Rico Municipal Finance Agency, General Obligations Unlimited, Series C (AGM Insured)
5.25%, 08/01/17	760,000	837,132
Puerto Rico Public Buildings Authority Revenue, Series H (AMBAC-Commonwealth of Puerto Rico GTD Insured)
5.50%, 07/01/16	1,650,000	1,783,452
Puerto Rico Public Buildings Authority Revenue, Series I (Commonwealth of Puerto Rico GTD Insured)
5.00%, 07/01/36	3,000,000	2,834,490
Puerto Rico Public Buildings Authority Revenue, Series I (Commonwealth of Puerto Rico GTD Insured) Prerefunded 07/01/14
5.50%, 07/01/25	25,000	28,658

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

Puerto Rico Public Buildings Authority Revenue, Series P (Commonwealth of Puerto Rico GTD Insured)
6.25%, 07/01/26	1,000,000	1,069,060
6.75%, 07/01/36	2,500,000	2,727,500
Puerto Rico Public Buildings Authority Revenue, Series Q (Commonwealth of Puerto Rico GTD Insured)
5.50%, 07/01/37	310,000	310,983
Puerto Rico Public Finance Corp. Revenue Prerefunded 02/01/12
5.50%, 08/01/29	250,000	263,920
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A
0.00%, 08/01/35	5,375,000	1,114,614
0.00%, 08/01/36	4,500,000	873,360
0.00%, 08/01/46	7,750,000	790,345
0.00%, 08/01/48	28,250,000	1,566,462
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A (NPFGC Insured)
0.00%, 08/01/43	500,000	62,705
0.00%, 08/01/44	2,000,000	234,380
0.00%, 08/01/45	1,000,000	109,340
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Subseries A
4.38%, 08/01/20	215,000	223,000
5.00%, 08/01/18	220,000	246,924
5.25%, 08/01/27	1,430,000	1,471,012
5.38%, 08/01/39	3,000,000	3,007,290
5.50%, 08/01/20	1,250,000	1,263,350
5.50%, 08/01/28	470,000	489,688
5.50%, 08/01/37	345,000	350,182
5.75%, 08/01/37	4,000,000	4,126,280
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Subseries A-1
6.00%, 08/01/19	12,500,000	13,171,875
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Subseries C
0.00%, 08/01/38	7,500,000	1,277,625
5.25%, 08/01/20	1,250,000	1,231,162
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Subseries C (AGM Insured)
5.13%, 08/01/20	1,360,000	1,361,442

		127,458,586
RHODE ISLAND-0.09%
Rhode Island Convention Center Authority Revenue, Series B (NPFGC Insured)
5.25%, 05/15/15	500,000	537,650
Rhode Island Economic Development Corp. Revenue (NPFGC Insured-FGIC)
5.00%, 06/15/16	25,000	28,364
Rhode Island Economic Development Corp. Revenue, Series A (AGC Insured)
5.25%, 06/15/19	1,200,000	1,385,280

		1,951,294
SOUTH CAROLINA-1.57%
Greenville County School District Installment Purchase Revenue Prerefunded 12/01/12
5.50%, 12/01/28	8,000,000	8,858,240
Piedmont Municipal Power Agency Electric Revenue, Series A-2
5.00%, 01/01/22	1,000,000	1,070,290
South Carolina Public Service Authority Revenue, Series A
5.50%, 01/01/38	3,800,000	4,065,658
South Carolina Public Service Authority Revenue, Series A (AMBAC Insured)
5.00%, 01/01/20	8,250,000	8,958,592
South Carolina Public Service Authority Revenue, Series A (NPFGC Insured)
5.00%, 01/01/17	1,500,000	1,751,010
South Carolina Public Service Authority Revenue, Series B (NPFGC Insured)
5.00%, 01/01/22	1,315,000	1,415,019

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

South Carolina Public Service Authority Revenue, Series D (AGM Insured)
5.00%, 01/01/21	2,700,000	2,884,113
5.25%, 01/01/14	665,000	721,465
South Carolina Public Service Authority Revenue, Series E
5.00%, 01/01/40	3,000,000	3,065,820
South Carolina State, General Obligations Unlimited, Series A
4.00%, 04/01/22	1,000,000	1,058,130
South Carolina Transportation Infrastructure Bank Revenue, Series A (AMBAC Insured) Prerefunded 10/01/11
5.13%, 10/01/31	160,000	166,413

		34,014,750
TENNESSEE-0.52%
Memphis, Tennessee Electric System Revenue
5.00%, 12/01/14	1,575,000	1,798,666
5.00%, 12/01/15	300,000	348,195
Memphis, Tennessee Electric System Revenue, Series A (NPFGC Insured)
5.00%, 12/01/11	1,500,000	1,567,170
Memphis, Tennessee Electric System Revenue, Subseries A (NPFGC Insured)
5.00%, 12/01/12	935,000	1,012,886
5.00%, 12/01/13	500,000	556,670
5.00%, 12/01/15	300,000	335,913
Memphis, Tennessee General Obligations Unlimited (NPFGC Insured)
5.00%, 10/01/15	1,250,000	1,446,687
Memphis, Tennessee General Obligations Unlimited, Series D
5.00%, 07/01/21	1,000,000	1,148,450
Metropolitan Government of Nashville & Davidson County, General Obligations Unlimited
5.00%, 01/01/20	1,000,000	1,139,110
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue (NPFGC Insured-FGIC)
5.20%, 01/01/13	500,000	527,845
Shelby County, Tennessee, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 04/01/14	300,000	338,481
Tennessee State, General Obligations Unlimited, Series C
5.00%, 09/01/12	1,000,000	1,076,160

		11,296,233
TEXAS-6.48%
Brownsville, Texas Utility System Revenue, Series A (AMBAC Insured)
5.00%, 09/01/31	500,000	500,590
Cypress-Fairbanks Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 02/15/30	4,000,000	4,192,640
5.00%, 02/15/35	1,200,000	1,232,760
Dallas Area Rapid Transit Sales Tax Revenue (AMBAC Insured)
5.00%, 12/01/36	4,735,000	4,815,968
Dallas Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 08/15/25	700,000	735,770
Dallas Independent School District, General Obligations Unlimited, Series A (PSF-GTD Insured)
5.00%, 08/15/28	6,500,000	6,732,180
Dallas, Texas General Obligations Limited, Series A
5.00%, 02/15/18	1,600,000	1,886,320
5.00%, 02/15/20	650,000	763,497
Dallas, Texas Waterworks & Sewer System Revenue
5.00%, 10/01/39	850,000	873,894
Dallas, Texas Waterworks & Sewer System Revenue (AMBAC Insured)
5.00%, 10/01/14	275,000	314,061

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

5.00%, 10/01/15	1,200,000	1,396,104
5.00%, 10/01/17	750,000	888,863
Dallas-Fort Worth, Texas International Airport Revenue, Series A
5.00%, 11/01/20	1,000,000	976,580
Fort Bend County, Texas General Obligations Limited (NPFGC Insured)
4.75%, 03/01/31	1,485,000	1,496,078
Harris County, Texas General Obligations Limited
5.25%, 10/01/24	2,215,000	2,379,840
Harris County, Texas General Obligations Limited Prerefunded 10/01/14
5.25%, 10/01/24	785,000	899,539
Harris County, Texas General Obligations Limited, Series B
5.00%, 10/01/25	4,000,000	4,287,880
Harris County, Texas Toll Road Senior Lien Revenue, Series A
5.00%, 08/15/38	1,000,000	1,009,060
Houston, Texas Airport System Revenue, Series A
5.50%, 07/01/39	1,485,000	1,551,335
Houston, Texas General Obligations Limited, Series A
5.00%, 03/01/27	1,000,000	1,071,090
5.25%, 03/01/28	1,235,000	1,326,452
Houston, Texas General Obligations Limited, Series A (NPFGC Insured)
5.00%, 03/01/12	2,000,000	2,110,340
Houston, Texas Utility System Revenue, Series A (AGL Insured)
6.00%, 11/15/36	1,000,000	1,114,960
Houston, Texas Utility System Revenue, Series A (AGM Insured)
5.00%, 11/15/36	4,500,000	4,563,225
5.25%, 11/15/17	825,000	982,121
Houston, Texas Utility System Revenue, Series A (NPFGC Insured)
5.13%, 05/15/28	1,000,000	1,013,250
5.25%, 05/15/14	1,210,000	1,372,128
Houston, Texas Utility System Revenue, Series A (NPFGC Insured-FGIC)
5.25%, 05/15/23	275,000	287,812
Houston, Texas Utility System Revenue, Series C
5.00%, 11/15/18	750,000	879,405
Klein Independent School District, General Obligations Unlimited, Series A (PSF-GTD Insured)
5.00%, 08/01/38	840,000	865,284
Lower Colorado River Authority Revenue
5.00%, 05/15/12	200,000	211,288
5.00%, 05/15/13	595,000	646,521
5.00%, 05/15/40	1,500,000	1,501,080
5.25%, 01/01/15	410,000	474,772
Lower Colorado River Authority Revenue, Series A
5.00%, 05/15/35	2,000,000	1,980,460
North East Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.25%, 02/01/27	750,000	867,608
North Texas Municipal Water District Water System Revenue
5.00%, 09/01/38	1,700,000	1,730,481
North Texas Municipal Water District Water System Revenue (NPFGC Insured)
5.00%, 09/01/31	1,500,000	1,535,250
North Texas Tollway Authority Revenue, Series A
6.00%, 01/01/28	500,000	526,445
North Texas Tollway Authority Revenue, Series A (NPFGC Insured)
5.13%, 01/01/28	12,590,000	12,497,463
North Texas Tollway Authority Revenue, Series C
5.25%, 01/01/19	3,370,000	3,070,912
North Texas Tollway Authority Revenue, Series E-3
5.75%, 01/01/38	300,000	342,438
North Texas Tollway Authority Revenue, Series F
5.75%, 01/01/38	3,600,000	3,599,784
North Texas Tollway Authority Revenue, Series H
5.00%, 01/01/42	275,000	293,810

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

North Texas Tollway Authority Revenue, Series L-2 Mandatory Tender 01/01/13
6.00%, 01/01/38	500,000	544,090
Pharr-San Juan-Alamo Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 02/01/38	1,000,000	1,027,820
Plano Independent School District, General Obligations Unlimited, Series A
5.25%, 02/15/34	1,700,000	1,777,639
San Antonio Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 08/15/23	975,000	1,044,186
San Antonio, Texas Electric & Gas Revenue
5.00%, 02/01/32	5,295,000	5,473,389
5.38%, 02/01/14	1,000,000	1,131,950
5.38%, 02/01/16	2,000,000	2,098,340
San Antonio, Texas Electric & Gas Revenue Prerefunded 02/01/17
5.00%, 02/01/32	40,000	47,308
San Antonio, Texas Electric & Gas Revenue, Series A
5.00%, 02/01/24	3,150,000	3,363,223
San Antonio, Texas Water Revenue (NPFGC Insured)
4.50%, 05/15/37	1,300,000	1,257,009
Texas Economic Development Bank, General Obligations Unlimited
5.00%, 04/01/27	1,300,000	1,394,692
5.00%, 04/01/28	1,000,000	1,029,240
5.00%, 04/01/30	2,850,000	2,908,625
Texas State, General Obligations Unlimited
4.50%, 04/01/33	5,000,000	4,978,800
5.00%, 04/01/26	1,050,000	1,133,444
Texas State, General Obligations Unlimited, Series A
4.75%, 04/01/35	5,600,000	5,625,816
5.00%, 04/01/26	2,850,000	2,962,148
5.00%, 04/01/33	5,000,000	5,164,050
Texas Transportation Commission Revenue
5.00%, 04/01/11	2,625,000	2,666,396
5.00%, 04/01/13	1,000,000	1,097,250
5.00%, 04/01/24	2,000,000	2,147,180
5.00%, 04/01/25	500,000	528,885
5.00%, 04/01/26	1,000,000	1,057,180
5.00%, 04/01/27	4,650,000	4,889,056
Texas Transportation Commission Revenue, Series A
5.00%, 04/01/11	500,000	507,885
5.25%, 04/01/14	300,000	340,614
Texas Turnpike Authority System Revenue, Series A (AMBAC Insured)
5.00%, 08/15/12	1,990,000	1,849,745
Texas Water Development Board Revenue, Series A
5.00%, 07/15/27	250,000	266,660

		140,109,958
UTAH-0.42%
Intermountain Power Agency, Utah Power Supply Revenue, Series A
5.00%, 07/01/12	1,200,000	1,275,336
5.25%, 07/01/20	1,000,000	1,081,230
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	1,500,000	1,660,920
5.00%, 07/01/17	785,000	936,364
Utah State, General Obligations Unlimited, Series C
5.00%, 07/01/15	875,000	1,017,826
5.00%, 07/01/18	150,000	179,195
Utah Transit Authority Sales Tax Revenue, Series A
5.00%, 06/15/28	1,275,000	1,353,871
Utah Transit Authority Sales Tax Revenue, Series A (AGM Insured)
5.00%, 06/15/32	1,500,000	1,558,185

		9,062,927

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

VIRGINIA-0.39%
Commonwealth Transportation Board Revenue
5.00%, 10/01/13	1,430,000	1,595,723
Fairfax County, Virginia, General Obligations Unlimited, Series A
5.00%, 10/01/13	1,500,000	1,675,620
Fairfax County, Virginia, General Obligations Unlimited, Series A (State Aid Withholding Insured)
5.00%, 10/01/11	200,000	207,792
Hampton Roads Sanitation District Wastewater Revenue
5.00%, 04/01/38	1,000,000	1,046,150
Richmond, Virginia Public Utility Revenue (AGM Insured) Prerefunded 01/15/12
5.00%, 01/15/33	150,000	157,559
Upper Occoquan Sewage Authority Regional Sewage Revenue, Series A (NPFGC Insured)
5.15%, 07/01/20	1,000,000	1,167,780
Virginia Public School Authority Revenue
5.25%, 08/01/14	1,505,000	1,725,663
Virginia Public School Authority Revenue (State Aid Withholding Insured)
5.00%, 08/01/15	680,000	788,963

		8,365,250
WASHINGTON-2.17%
Central Puget Sound Regional Transit Authority Sales & Use Tax Revenue, Series A
5.00%, 11/01/36	3,150,000	3,208,874
Central Puget Sound Regional Transit Authority Sales & Use Tax Revenue, Series A (AGM Insured)
5.00%, 11/01/32	1,400,000	1,442,854
Energy Northwest Electric Revenue, Series A
5.00%, 07/01/17	3,000,000	3,534,690
5.00%, 07/01/24	675,000	720,124
5.25%, 07/01/16	980,000	1,160,614
5.25%, 07/01/18	125,000	149,475
5.50%, 07/01/13	330,000	368,986
Energy Northwest Electric Revenue, Series A (AGM Insured)
5.50%, 07/01/13	3,000,000	3,221,520
Energy Northwest Electric Revenue, Series A (AMBAC Insured)
5.00%, 07/01/13	355,000	392,122
Energy Northwest Electric Revenue, Series A (NPFGC Insured)
5.25%, 07/01/13	170,000	188,999
5.25%, 07/01/18	150,000	168,950
5.50%, 07/01/12	2,200,000	2,368,806
Energy Northwest Electric Revenue, Series C
5.00%, 07/01/14	750,000	849,735
Energy Northwest Electric Revenue, Series D
5.00%, 07/01/11	1,000,000	1,027,320
5.00%, 07/01/12	335,000	358,065
King County School District No. 1 General Obligations Limited, Series A (School Board Guaranty Insured)
4.25%, 12/01/11	200,000	207,712
King County, Washington General Obligations Limited
4.75%, 01/01/34	900,000	900,504
King County, Washington Sewer Revenue
5.00%, 01/01/38	6,350,000	6,463,411
NJB Properties King County Washington Project Lease Revenue, Series A (GTD Insured)
5.00%, 12/01/36	1,000,000	1,000,000
Port of Seattle Revenue
5.00%, 06/01/30	1,000,000	1,025,860
Washington State, General Obligations Unlimited, Series A
5.00%, 07/01/25	1,330,000	1,439,752

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

5.00%, 07/01/27	4,750,000	5,077,227
5.00%, 07/01/31	3,400,000	3,552,558
Washington State, General Obligations Unlimited, Series C
5.00%, 01/01/27	1,000,000	1,064,950
5.00%, 01/01/28	1,000,000	1,058,610
Washington State, General Obligations Unlimited, Series E
5.00%, 02/01/31	1,500,000	1,571,595
Washington State, General Obligations Unlimited, Series E (AMBAC Insured)
5.00%, 01/01/31	1,500,000	1,546,080
Washington State, General Obligations Unlimited, Series R-A (AMBAC Insured)
5.00%, 01/01/21	2,685,000	2,929,254

		46,998,647
WEST VIRGINIA-0.01%
West Virginia State, General Obligations Unlimited (NPFGC Insured-FGIC)
5.00%, 06/01/15	200,000	230,632

		230,632
WISCONSIN-0.72%
Wisconsin State General Fund Annual Appropriation Revenue, Series A
5.38%, 05/01/25	2,050,000	2,226,833
5.63%, 05/01/28	1,470,000	1,601,977
5.75%, 05/01/33	2,000,000	2,148,860
6.00%, 05/01/36	1,250,000	1,365,500
Wisconsin State Transportation Revenue, Series A (AGM Insured)
5.00%, 07/01/20	2,000,000	2,336,480
Wisconsin State, General Obligations Unlimited, Series 1
5.00%, 05/01/18	3,000,000	3,343,410
Wisconsin State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.50%, 05/01/14	2,285,000	2,611,526

		15,634,586

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $2,080,884,096)		2,120,472,570

Security	Shares	Value

SHORT-TERM INVESTMENTS-0.61%

MONEY MARKET FUNDS-0.61%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.15%(a)(b)	13,278,174	13,278,174

		13,278,174

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,278,174)		13,278,174

TOTAL INVESTMENTS IN SECURITIES-98.65%
(Cost: $2,094,162,270)		2,133,750,744
Other Assets, Less Liabilities-1.35%		29,103,940

NET ASSETS-100.00%		$2,162,854,684

Schedule of Investments (Unaudited) (Continued)

iShares® S&P National AMT-Free Municipal Bond Fund

November 30, 2010

AGC	- Assured Guaranty Corp.
AGL	- Assured Guaranty Ltd.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp. Financial Group Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed Bond
IBC	- Insured Bond Certificates
NPFGC	- National Public Finance Guarantee Corp.
PSF	- Permanent School Fund
Q-SBLF	- Qualified Student Bond Loan Fund
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P New York AMT-Free Municipal Bond Fund

November 30, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES-97.72%

NEW YORK-97.72%
Dormitory Authority of the State of New York (City University of New York), State Supported Debt Revenue
5.00%, 07/01/22	$1,000,000	$1,071,600
Dormitory Authority of the State of New York (City University of New York), State Supported Debt Revenue, Series E
6.13%, 01/01/31	250,000	279,065
Dormitory Authority of the State of New York (Long Island Jewish Medical Center), Revenue, Series A
5.50%, 05/01/37	350,000	355,638
5.75%, 05/01/37	250,000	258,235
Dormitory Authority of the State of New York (Yeshiva University), Non-State Supported Debt Revenue
5.00%, 09/01/38	380,000	386,437
Dormitory Authority of the State of New York Revenue (AMBAC Insured)
5.13%, 07/01/34	300,000	301,791
Dormitory Authority of the State of New York Revenue (NPFGC Insured)
5.50%, 07/01/23	200,000	227,628
Dormitory Authority of the State of New York Revenue (NPFGC Insured) Prerefunded 08/15/11
5.25%, 08/15/31	550,000	568,964
Dormitory Authority of the State of New York Revenue, Series A
5.25%, 05/15/15	450,000	507,307
Dormitory Authority of the State of New York Revenue, Series A (AGM/FHA Insured)
5.25%, 08/15/15	615,000	674,612
Dormitory Authority of the State of New York Revenue, Series D (NPFGC Insured)
5.25%, 10/01/23	1,200,000	1,259,448
5.50%, 10/01/17	225,000	239,562
Dormitory Authority of the State of New York, State Personal Income Tax Revenue, Series A
5.00%, 02/15/19	285,000	327,260
5.00%, 03/15/28	500,000	523,910
Dormitory Authority of the State of New York, State Personal Income Tax Revenue, Series B
5.00%, 03/15/28	200,000	210,664
Dormitory Authority of the State of New York, State Personal Income Tax Revenue, Series C
5.00%, 03/15/22	1,000,000	1,089,030
5.00%, 03/15/25	525,000	560,285
5.00%, 12/15/31	250,000	260,165
Dormitory Authority of the State of New York, State Personal Income Tax Revenue, Series F
5.00%, 03/15/30	250,000	259,155
Dormitory Authority of the State of New York, State Supported Debt Revenue
5.00%, 07/01/15	500,000	564,590
Hudson Yards Infrastructure Corp. Revenue, Series A
5.00%, 02/15/17	200,000	193,396
Hudson Yards Infrastructure Corp. Revenue, Series A (FGIC Insured)
5.00%, 02/15/17	450,000	435,141
Hudson Yards Infrastructure Corp. Revenue, Series A (NPFGC Insured)
4.50%, 02/15/17	675,000	622,654
Long Island Power Authority Electric System Revenue, Series A (AMBAC Insured)
5.50%, 12/01/11	300,000	313,596

Schedule of Investments (Unaudited) (Continued)

iShares® S&P New York AMT-Free Municipal Bond Fund

November 30, 2010

Long Island Power Authority Electric System Revenue, Series D (NPFGC Insured)
5.00%, 09/01/12	125,000	133,309
Long Island Power Authority Electric System Revenue, Series L Prerefunded 05/01/11
5.38%, 05/01/33	1,000,000	1,021,250
Long Island Power Authority Revenue, Series A (BHAC Insured)
5.50%, 05/01/33	625,000	671,094
Long Island Power Authority Revenue, Series A Prerefunded 09/01/11
5.38%, 09/01/25	1,500,000	1,557,195
Long Island Power Authority Revenue, Series B
5.00%, 12/01/35	500,000	495,770
Long Island Power Authority Revenue, Series C
5.00%, 09/01/35	725,000	718,845
Long Island Power Authority Revenue, Series E (NPFGC Insured-FGIC)
5.00%, 12/01/21	400,000	425,260
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/13
5.00%, 11/15/27	1,300,000	1,420,016
Metropolitan Transportation Authority Revenue, Series A
5.00%, 11/15/18	250,000	278,975
5.00%, 11/15/31	600,000	599,214
5.13%, 01/01/24	250,000	257,083
5.50%, 11/15/39	700,000	737,758
Metropolitan Transportation Authority Revenue, Series A (AGM Insured)
5.00%, 11/15/12	500,000	500,820
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured) Prerefunded 10/01/15
4.75%, 04/01/28	430,000	499,200
Metropolitan Transportation Authority Revenue, Series A (FGIC Insured) Prerefunded 11/15/11
5.00%, 11/15/31	650,000	679,568
Metropolitan Transportation Authority Revenue, Series A (NPFGC Insured)
4.75%, 11/15/27	200,000	200,346
Metropolitan Transportation Authority Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 11/15/12	500,000	502,580
Metropolitan Transportation Authority Revenue, Series B
5.00%, 11/15/34	900,000	924,840
Metropolitan Transportation Authority Revenue, Series B (AMBAC Insured)
5.00%, 11/15/30	1,600,000	1,605,536
Metropolitan Transportation Authority Revenue, Series B (NPFGC Insured)
5.00%, 11/15/28	232,500	233,637
Nassau County Sewer & Storm Water Finance Authority System Revenue, Series A (BHAC Insured)
5.38%, 11/01/28	235,000	257,407
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
5.00%, 06/15/32	300,000	304,692
5.00%, 06/15/38	100,000	101,614
5.00%, 06/15/39	2,500,000	2,517,675
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA
5.00%, 06/15/37	100,000	101,727
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series B (AGM Insured)
5.00%, 06/15/14	140,000	158,122
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C
4.75%, 06/15/33	250,000	251,690
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series C (NPFGC Insured)
5.00%, 06/15/25	600,000	626,526
5.00%, 06/15/27	455,000	474,297

Schedule of Investments (Unaudited) (Continued)

iShares® S&P New York AMT-Free Municipal Bond Fund

November 30, 2010

New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/37	250,000	252,623
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD
4.75%, 06/15/35	250,000	250,553
4.75%, 06/15/36	980,000	979,980
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series FF-2
5.00%, 06/15/40	500,000	511,500
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series GG-1
5.00%, 06/15/39	700,000	716,597
5.25%, 06/15/32	750,000	788,970
New York City Transitional Finance Authority Building Aid Revenue, Series S-1
4.50%, 01/15/38	235,000	227,475
4.75%, 01/15/38	250,000	248,478
New York City Transitional Finance Authority Revenue, Series A
5.00%, 05/01/29	150,000	158,214
New York City Transitional Finance Authority Revenue, Series A-1
5.00%, 11/01/19	350,000	392,707
New York City Transitional Finance Authority Revenue, Series B
5.00%, 11/01/15	500,000	578,800
5.00%, 11/01/21	250,000	274,900
New York City Transitional Finance Authority Revenue, Series S-1
5.00%, 01/15/26	470,000	486,191
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/20	1,000,000	1,113,330
5.00%, 08/01/21	725,000	791,577
New York City Transitional Finance Authority Revenue, Subseries D-2
5.00%, 11/01/12	375,000	405,585
New York City, General Obligations Unlimited, Series A
5.00%, 08/01/25	400,000	415,172
New York City, General Obligations Unlimited, Series A (AGM Insured)
5.00%, 08/01/20	250,000	273,630
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/17	1,000,000	1,150,680
New York City, General Obligations Unlimited, Series C
5.00%, 01/01/17	375,000	430,125
5.00%, 08/01/19	230,000	261,901
5.50%, 08/01/12	125,000	134,696
New York City, General Obligations Unlimited, Series E
4.00%, 08/01/14	275,000	299,937
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/11	375,000	386,377
5.00%, 08/01/14	500,000	563,195
5.00%, 08/01/24	350,000	371,934
New York City, General Obligations Unlimited, Series H-1
5.00%, 03/01/23	490,000	530,391
New York City, General Obligations Unlimited, Series J
5.00%, 05/15/23	250,000	265,993
New York City, General Obligations Unlimited, Series J Prerefunded 06/01/13
5.25%, 06/01/28	1,660,000	1,846,933
New York City, General Obligations Unlimited, Series J-1
5.00%, 05/15/33	400,000	410,252
5.00%, 05/15/36	905,000	924,385
New York City, General Obligations Unlimited, Series M (FGIC Insured)
5.00%, 04/01/25	200,000	209,820
New York City, General Obligations Unlimited, Subseries B-1
5.00%, 09/01/14	500,000	564,395
5.25%, 09/01/20	195,000	220,003
New York City, General Obligations Unlimited, Subseries C-1 (AGM Insured)
5.00%, 10/01/24	250,000	267,355

Schedule of Investments (Unaudited) (Continued)

iShares® S&P New York AMT-Free Municipal Bond Fund

November 30, 2010

New York Convention Center Development Corp. Revenue (AMBAC Insured)
5.00%, 11/15/30	375,000	374,520
5.00%, 11/15/35	500,000	490,205
New York Local Government Assistance Corp. Revenue, Series C
5.50%, 04/01/17	300,000	354,168
New York Power Authority Revenue, Series A Prerefunded 11/15/12
5.25%, 11/15/16	250,000	272,778
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series A
4.75%, 06/15/31	1,000,000	1,017,520
5.13%, 06/15/38	250,000	258,823
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series B
4.50%, 06/15/36	650,000	644,137
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series E
5.00%, 06/15/30	750,000	783,442
New York State Power Authority Revenue, Series A (NPFGC Insured)
4.50%, 11/15/17	575,000	551,707
New York State Power Authority Revenue, Series A Prerefunded 11/15/12
5.00%, 11/15/19	125,000	135,781
New York State Thruway Authority Personal Income Tax Revenue, Series A
5.00%, 03/15/18	500,000	577,565
5.00%, 03/15/26	300,000	319,482
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B
5.00%, 04/01/17	300,000	341,475
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AGM Insured)
5.00%, 04/01/12	225,000	237,780
5.00%, 04/01/15	800,000	912,408
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AMBAC Insured)
4.13%, 04/01/19	500,000	527,785
5.50%, 04/01/20	250,000	294,642
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 04/01/13	415,000	453,885
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, Series A
5.00%, 04/01/27	750,000	787,500
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, Series A (NPFGC Insured)
5.25%, 04/01/12	95,000	100,829
New York State Urban Development Corp. Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.50%, 01/01/17	500,000	502,250
New York State Urban Development Corp. Correctional Facilities Revenue, Series D (AGM Insured) Prerefunded 01/01/11
5.25%, 01/01/30	1,500,000	1,506,465
New York State Urban Development Corp. Revenue, Series B
5.00%, 01/01/21	750,000	815,505
5.00%, 03/15/32	250,000	258,010
New York State Urban Development Corp. Revenue, Series C
5.00%, 12/15/17	250,000	291,158
New York State Urban Development Corp. Revenue, Series D
5.25%, 01/01/20	250,000	281,885
5.63%, 01/01/28	400,000	428,804
New York State, General Obligations Unlimited, Series C
5.00%, 04/15/15	200,000	230,576
Port Authority of New York & New Jersey Revenue
4.50%, 09/15/39	475,000	462,256
5.00%, 10/01/27	700,000	734,216

Schedule of Investments (Unaudited) (Continued)

iShares® S&P New York AMT-Free Municipal Bond Fund

November 30, 2010

5.00%, 12/01/29	925,000	960,427
5.00%, 07/15/35	125,000	128,098
5.00%, 09/01/38	900,000	905,985
Sales Tax Asset Receivable Corp. Revenue, Series A (AMBAC Insured)
5.00%, 10/15/29	250,000	259,305
5.00%, 10/15/32	700,000	717,836
Sales Tax Asset Receivable Corp. Revenue, Series A (NPFGC Insured)
5.00%, 10/15/17	825,000	922,878
5.00%, 10/15/20	142,500	155,544
5.25%, 10/15/18	500,000	561,780
Triborough Bridge & Tunnel Authority Revenue
5.00%, 11/15/37	775,000	787,516
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 01/01/27	500,000	509,410
5.00%, 11/15/32	600,000	617,382
Triborough Bridge & Tunnel Authority Revenue, Series A Prerefunded 01/01/12
5.13%, 01/01/31	415,000	435,995
Triborough Bridge & Tunnel Authority Revenue, Series A Prerefunded 01/01/22
5.25%, 01/01/28	65,000	79,047
Triborough Bridge & Tunnel Authority Revenue, Series C
5.00%, 11/15/38	300,000	304,716
Triborough Bridge & Tunnel Authority Revenue, Subseries D
5.00%, 11/15/23	500,000	543,370
5.00%, 11/15/31	650,000	673,725

		70,961,404

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $69,005,757)		70,961,404

Security	Shares	Value

SHORT-TERM INVESTMENTS-1.09%

MONEY MARKET FUNDS-1.09%
BlackRock Liquidity Funds - New York Money Fund, Institutional Shares
0.13%(a)(b)	794,682	794,682

		794,682

TOTAL SHORT-TERM INVESTMENTS
(Cost: $794,682)		794,682

TOTAL INVESTMENTS IN SECURITIES-98.81%
(Cost: $69,800,439)		71,756,086
Other Assets, Less Liabilities-1.19%		862,733

NET ASSETS-100.00%		$72,618,819

AGM	- Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp. Financial Group Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
FHA	- Federal Housing Administration
NPFGC	- National Public Finance Guarantee Corp.

(a)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iShares® S&P New York AMT-Free Municipal Bond Fund

November 30, 2010

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES-97.92%

ALABAMA-0.39%
Alabama State Public School & College Authority Revenue
5.00%, 12/01/11	$250,000	$261,453
Alabama State Public School & College Authority Revenue, Series A
5.00%, 05/01/14	500,000	559,425
Birmingham Waterworks & Sewer Board Water & Sewer Revenue, Series B (NPFGC Insured) Prerefunded 01/01/13
5.00%, 01/01/43	900,000	979,803

		1,800,681
ARIZONA-1.42%
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured)
5.00%, 09/01/13	1,435,000	1,553,717
Arizona School Facilities Board Certificates of Participation, Series A (NPFGC Insured) Prerefunded 03/01/13
5.25%, 09/01/17	675,000	741,919
Arizona School Facilities Board Revenue, Prerefunded 07/01/11
5.50%, 07/01/17	500,000	515,275
Arizona State Transportation Board Highway Revenue, Subseries A
5.00%, 07/01/11	350,000	359,457
Phoenix Civic Improvement Corp. Transportation Excise Tax Revenue (AMBAC Insured)
5.25%, 07/01/12	775,000	824,856
Salt River Project Agricultural Improvement & Power District Certificates of Participation (NPFGC Insured)
5.00%, 12/01/14	500,000	549,800
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series B
4.00%, 01/01/15	820,000	904,034
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series C
5.00%, 01/01/12	1,000,000	1,048,120

		6,497,178
CALIFORNIA-19.36%
Bay Area Toll Authority Toll Bridge Revenue, Series F
5.00%, 04/01/15	860,000	969,865
California Department of Water Resources Power Supply Revenue, Series A
6.00%, 05/01/13	700,000	761,411
California Department of Water Resources Power Supply Revenue, Series A (AGM Insured)
5.25%, 05/01/11	825,000	841,657
California Department of Water Resources Power Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/13	135,000	144,959
California Department of Water Resources Power Supply Revenue, Series A (AMBAC Insured) Prerefunded 05/01/12
5.38%, 05/01/18	1,980,000	2,136,222
5.50%, 05/01/13	265,000	286,375
5.50%, 05/01/14	510,000	551,137
5.50%, 05/01/16	4,295,000	4,641,435
California Department of Water Resources Power Supply Revenue, Series A (NPFGC Insured)
5.25%, 05/01/12	1,580,000	1,678,797

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

California Department of Water Resources Power Supply Revenue, Series A (XLCA Insured) Prerefunded 05/01/12
5.38%, 05/01/17	1,300,000	1,402,570
California Department of Water Resources Power Supply Revenue, Series A Prerefunded 05/01/12
5.13%, 05/01/18	725,000	779,636
5.25%, 05/01/20	1,325,000	1,427,197
5.38%, 05/01/22	1,160,000	1,251,524
5.75%, 05/01/17	1,600,000	1,734,704
5.88%, 05/01/16	300,000	325,788
6.00%, 05/01/15	300,000	326,319
California Department of Water Resources Power Supply Revenue, Series L
2.00%, 05/01/12	500,000	508,380
4.00%, 05/01/15	100,000	109,751
5.00%, 05/01/15	2,645,000	3,017,495
California Department of Water Resources Power Supply Revenue, Series M
5.00%, 05/01/15	1,500,000	1,711,245
California State Economic Recovery, General Obligations Unlimited, Series A
3.50%, 07/01/11	150,000	152,523
5.00%, 07/01/11	2,210,000	2,266,532
5.25%, 07/01/12	1,155,000	1,233,933
5.25%, 07/01/13	715,000	786,972
5.25%, 07/01/14	510,000	574,999
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/11	25,000	25,640
5.00%, 07/01/12	550,000	585,431
5.25%, 07/01/13	130,000	143,086
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.25%, 07/01/14	1,500,000	1,691,175
California State Economic Recovery, General Obligations Unlimited, Series A ETM
5.25%, 07/01/14	1,210,000	1,389,770
California State Economic Recovery, General Obligations Unlimited, Series A ETM (NPFGC Insured)
5.00%, 07/01/11	725,000	744,894
5.00%, 07/01/12	975,000	1,043,094
5.25%, 07/01/13	125,000	139,379
California State Economic Recovery, General Obligations Unlimited, Series A Prerefunded 07/01/14
5.00%, 07/01/15	250,000	285,232
California State Economic Recovery, General Obligations Unlimited, Series B Mandatory Tender 07/01/14
3.50%, 07/01/23	600,000	631,200
5.00%, 07/01/23	500,000	551,835
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 03/01/11
5.00%, 07/01/23	1,000,000	1,011,950
California State Economic Recovery, General Obligations Unlimited, Series B Prerefunded 07/01/11
5.00%, 07/01/23	475,000	488,119
California State, General Obligations Unlimited
4.00%, 08/01/14	1,000,000	1,065,650
4.00%, 08/01/15	200,000	213,530
5.00%, 04/01/11	2,565,000	2,600,833
5.00%, 03/01/12	2,250,000	2,356,447
5.00%, 05/01/12	500,000	526,605
5.00%, 02/01/13	250,000	267,510
5.00%, 03/01/13	750,000	804,232
5.00%, 03/01/14	5,830,000	6,371,024
5.00%, 05/01/14	500,000	548,060
5.00%, 08/01/14	530,000	583,403

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

5.00%, 03/01/15	750,000	829,867
5.00%, 04/01/15	500,000	553,870
5.00%, 06/01/15	200,000	222,042
5.00%, 11/01/15	1,000,000	1,114,840
5.13%, 11/01/11	3,515,000	3,649,976
5.25%, 02/01/14	100,000	108,353
California State, General Obligations Unlimited (NPFGC Insured)
5.50%, 03/01/13	200,000	202,158
California State, General Obligations Unlimited (NPFGC Insured-FGIC)
5.00%, 03/01/14	500,000	546,400
California State, General Obligations Unlimited Prerefunded 02/01/14
5.00%, 02/01/29	600,000	676,188
5.00%, 02/01/33	1,165,000	1,312,932
California State, General Obligations Unlimited Prerefunded 04/01/14
5.25%, 04/01/29	1,000,000	1,139,970
5.50%, 04/01/28	500,000	574,080
California State, General Obligations Unlimited Prerefunded 06/01/11
5.13%, 06/01/31	375,000	383,876
California Statewide Communities Development Authority Revenue
4.00%, 06/15/13	315,000	331,207
5.00%, 06/15/13	5,795,000	6,236,231
Desert Sands Unified School District, Election 2001, General Obligations Unlimited (AGM Insured) Prerefunded 06/01/14
5.00%, 06/01/29	400,000	453,976
East Bay Municipal Utility District Water System Revenue (NPFGC Insured) Prerefunded 06/01/11
5.00%, 06/01/26	950,000	972,524
Los Angeles Department of Water & Power Revenue, Subseries A-1 (NPFGC Insured)
5.00%, 07/01/13	2,250,000	2,480,400
Los Angeles Unifed School District, General Obligations Unlimited (NPFGC Insured)
5.75%, 07/01/14	1,000,000	1,138,810
Los Angeles Unified School District, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 07/01/13
5.00%, 07/01/22	500,000	553,640
5.00%, 07/01/23	2,500,000	2,768,200
5.00%, 07/01/24	285,000	315,575
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/13	625,000	682,612
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 07/01/13
5.00%, 01/01/28	250,000	276,820
Los Angeles Unified School District, General Obligations Unlimited, Series E (NPFGC Insured) Prerefunded 07/01/12
5.13%, 07/01/22	530,000	567,625
Los Angeles Unified School District, General Obligations Unlimited, Series F (FGIC Insured) Prerefunded 07/01/13
5.00%, 07/01/25	725,000	802,778
5.00%, 01/01/28	500,000	553,640
Los Angeles Unified School District, General Obligations Unlimited, Series KY
5.00%, 07/01/14	1,050,000	1,170,036
Orange County Public Financing Authority Lease Revenue (NPFGC Insured)
5.00%, 07/01/11	1,220,000	1,249,853
San Diego Public Facilities Financing Authority Revenue, Series B
5.00%, 05/15/15	375,000	426,135
Southern California Public Power Authority Revenue
6.75%, 07/01/11	230,000	238,331
Southern California Public Power Authority Revenue, Series A (AMBAC Insured) Prerefunded 07/01/13
5.00%, 07/01/33	605,000	668,265
University of California Revenue, Series A (AMBAC Insured)

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

5.00%, 05/15/11	295,000	301,222
5.00%, 05/15/13	810,000	890,376
Vernon, California Electric System Revenue, Series A
3.75%, 08/01/13	355,000	365,409
5.25%, 08/01/14	150,000	162,377

		88,610,119
COLORADO-1.53%
Colorado Department of Transportation Revenue, Series B (NPFGC Insured)
5.00%, 06/15/11	1,550,000	1,589,168
5.50%, 06/15/13	1,455,000	1,624,246
5.50%, 06/15/15	800,000	941,136
Colorado Department of Transportation Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 12/15/13	410,000	459,877
Denver, Colorado City & County Excise Tax Revenue, Series A (AGM Insured) Prerefunded 03/01/11
5.00%, 09/01/20	300,000	303,483
Jefferson County School District (No. R-001), General Obligations Unlimited (NPFGC-State Aid Withholding Insured)
6.50%, 12/15/10	2,100,000	2,105,313

		7,023,223
CONNECTICUT-1.92%
Connecticut State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 01/01/14	3,715,000	4,143,785
Connecticut State Economic Recovery, General Obligations Unlimited, Series D
5.00%, 01/01/14	1,000,000	1,115,420
Connecticut State, General Obligations Unlimited
5.00%, 03/15/11	1,000,000	1,013,600
Connecticut State, General Obligations Unlimited, Series C
5.50%, 12/15/12	175,000	191,972
5.50%, 12/15/14	420,000	486,696
Connecticut State, General Obligations Unlimited, Series D Prerefunded 11/15/11
5.13%, 11/15/18	450,000	470,606
Connecticut State, General Obligations Unlimited, Series E
5.50%, 11/15/12	1,000,000	1,093,190
Connecticut State, Special Tax Obligation Revenue, Series 1
5.00%, 02/01/14	265,000	295,562

		8,810,831
DISTRICT OF COLUMBIA-0.48%
District of Columbia, General Obligations Unlimited, Series B (AGM Insured)
5.50%, 06/01/11	450,000	461,506
District of Columbia, Income Tax Secured Revenue, Series C
5.00%, 12/01/12	580,000	629,161
5.00%, 12/01/13	1,000,000	1,119,010

		2,209,677
FLORIDA-2.21%
Florida Department of Environmental Protection Preservation Revenue, Series D
5.00%, 07/01/13	1,500,000	1,628,670
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/13	1,485,000	1,580,070
5.00%, 07/01/15	1,945,000	2,117,852
Florida State Board of Education, General Obligations Unlimited, Series A
5.00%, 01/01/15	570,000	648,050

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

Florida State Board of Education, Revenue, Series A (NPFGC Insured)
5.00%, 07/01/12	300,000	318,957
Florida State Turnpike Authority (AGM Insured)
5.25%, 07/01/11	215,000	221,007
Jacksonville Electric Authority Revenue, Series 2-17
5.25%, 10/01/11	1,350,000	1,402,110
Miami-Dade County, Water & Sewer Revenue, Series B (AGM Insured)
5.00%, 10/01/14	1,000,000	1,130,300
Tampa Bay Water Utility System Revenue, (FGIC Insured) Prerefunded 10/01/11
6.00%, 10/01/24	1,000,000	1,047,380

		10,094,396
GEORGIA-2.95%
Atlanta, Georgia Airport Passenger Facility Charge Revenue, Series B,
5.00%, 01/01/15	500,000	550,300
Georgia State Finance & Investment Commission, General Obligations Unlimited, Series B Prerefunded 05/01/12
5.00%, 05/01/20	400,000	425,292
Georgia State Finance & Investment Commission, General Obligations Unlimited, Series C
5.50%, 07/01/12	500,000	538,945
Georgia State Road & Tollway Authority Federal Highway Grant Revenue (NPFGC Insured)
5.00%, 06/01/13	350,000	385,280
5.00%, 06/01/14	1,000,000	1,122,820
Georgia State Road & Tollway Authority Revenue (NPFGC Insured)
5.00%, 06/01/12	1,000,000	1,064,600
Georgia State, General Obligations Unlimited, Series B Prerefunded 05/01/12
5.00%, 05/01/19	1,020,000	1,084,495
Georgia State, General Obligations Unlimited, Series C
5.50%, 07/01/14	500,000	578,100
Henry County School District, General Obligations Unlimited, Series A (State Aid Withholding Insured)
5.00%, 04/01/12	2,775,000	2,939,530
Richmond County Board of Education, General Obligations Unlimited (State Aid Withholding Insured)
5.00%, 10/01/11	4,625,000	4,803,987

		13,493,349
HAWAII-0.98%
City & County of Honolulu Wastewater System Revenue, Series SR (AMBAC Insured) Prerefunded 07/01/11
5.13%, 07/01/31	500,000	514,175
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/12	1,450,000	1,549,833
5.00%, 07/01/13	1,135,000	1,253,993
5.00%, 07/01/14	1,030,000	1,166,969

		4,484,970
ILLINOIS-2.90%
Chicago Board of Education, General Obligations Unlimited, Series C (AGM Insured) Prerefunded 12/01/11
5.00%, 12/01/31	550,000	575,674
Chicago, Illinois Metropolitan Water Reclamation District, General Obligations Unlimited
5.50%, 12/01/10	250,000	250,038
Chicago, Illinois O’Hare International Airport Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 01/01/14	500,000	542,445
5.25%, 01/01/15	750,000	826,560

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

Chicago, Illinois Waterworks Revenue (AMBAC Insured) Prerefunded 11/01/11
5.00%, 11/01/31	550,000	573,403
Chicago, Illinois, General Obligations Unlimited, Series A (AGM Insured)
5.00%, 01/01/15	545,000	600,944
Chicago, Illinois, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 01/01/14
5.00%, 01/01/34	1,200,000	1,343,940
Chicago, Illinois, General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 01/01/11
5.00%, 01/01/31	1,820,000	1,845,607
Cook County, Illinois, General Obligations Unlimited, Series C
5.00%, 11/15/12	250,000	268,160
Illinois State Toll Highway Authority Revenue, Series A (AGM Insured)
5.50%, 01/01/14	1,000,000	1,098,230
5.50%, 01/01/15	500,000	562,880
Illinois State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.50%, 08/01/13	500,000	542,670
5.50%, 08/01/14	860,000	947,952
Illinois State, General Obligations Unlimited, Series B
5.00%, 03/01/13	550,000	584,408
5.00%, 01/01/14	1,000,000	1,075,330
5.00%, 03/01/14	370,000	398,938
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (NPFGC Insured)
5.25%, 06/15/11	285,000	291,831
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (NPFGC Insured-FGIC)
0.00%, 06/15/15	375,000	323,663
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue ETM (NPFGC Insured)
5.25%, 06/15/11	410,000	420,955
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue ETM (NPFGC Insured-FGIC)
0.00%, 06/15/15	205,000	188,163

		13,261,791
INDIANA-0.47%
Indiana Transportation Finance Authority Highway Revenue, Series A (AGM Insured) Prerefunded 06/01/13
5.00%, 06/01/28	500,000	550,975
Indianapolis Local Public Improvement Bond Bank Revenue, Series A (NPFGC Insured) Prerefunded 07/01/12
5.25%, 07/01/33	1,500,000	1,610,430

		2,161,405
KANSAS-0.18%
Kansas Department of Transportation Highway Revenue, Series A
5.00%, 09/01/12	780,000	839,405

		839,405
KENTUCKY-0.68%
Kentucky State Property & Buildings Commission Revenue (No. 82) (AGM Insured)
5.25%, 10/01/13	2,000,000	2,227,240
5.25%, 10/01/14	250,000	284,515
5.25%, 10/01/15	500,000	577,660

		3,089,415

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

LOUISIANA-0.24%
Louisiana Public Facilities Authority Revenue (Tulane University), Series A (AMBAC Insured) Prerefunded 07/01/12
5.13%, 07/01/27	265,000	283,592
Louisiana State, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 08/01/11	800,000	824,592

		1,108,184
MARYLAND-1.88%
Maryland Department of Transportation Consolidated Revenue
5.00%, 05/01/12	400,000	425,156
5.00%, 05/01/14	900,000	1,017,468
Maryland State, General Obligations Unlimited
5.25%, 03/01/12	1,350,000	1,430,271
Maryland State, General Obligations Unlimited, Series 2
5.00%, 07/15/13	880,000	976,201
5.00%, 08/01/13	600,000	666,624
5.00%, 08/01/14	585,000	667,795
5.00%, 08/01/15	825,000	917,416
Maryland State, General Obligations Unlimited, Series A
5.00%, 08/01/11	500,000	515,670
5.00%, 08/01/12	230,000	246,956
Maryland State, General Obligations Unlimited, Series B
5.00%, 08/01/14	1,000,000	1,141,530
Maryland Transportation Authority Grant & Revenue Anticipation Note
5.00%, 03/01/13	325,000	356,054
5.00%, 03/01/14	225,000	253,584

		8,614,725
MASSACHUSETTS-8.13%
Massachusetts Bay Transportation Authority Revenue, Series A Prerefunded 07/01/14
5.00%, 07/01/34	2,000,000	2,280,340
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A
5.25%, 07/01/12	900,000	966,105
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A (FGIC Insured) Prerefunded 07/01/12
5.00%, 07/01/27	700,000	749,119
Massachusetts Department of Transportation Metropolitan Highway System Revenue, Series B
5.00%, 01/01/15	1,000,000	1,113,800
Massachusetts School Building Authority Sales Tax Revenue, Series A (AGM Insured)
5.00%, 08/15/13	800,000	883,992
Massachusetts State Special Obligation Revenue (AGM Insured)
5.00%, 12/15/13	350,000	389,452
5.00%, 12/15/14	340,000	385,625
Massachusetts State Special Obligation Revenue, Series A (FGIC-Insured) Prerefunded 06/01/12
5.00%, 06/01/22	350,000	372,148
Massachusetts State Special Obligation Dedicated Tax Revenue (FGIC-Insured) Prerefunded 01/01/14
5.00%, 01/01/34	550,000	613,305
Massachusetts State Special Obligation Revenue (AGM Insured)
5.00%, 12/15/11	530,000	553,680
5.00%, 12/15/12	500,000	540,595
Massachusetts State Special Obligation Revenue, Series A (FGIC Insured) Prerefunded 06/01/12
5.38%, 06/01/20	500,000	534,440

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

Massachusetts State, General Obligations Limited
5.00%, 07/01/12	1,270,000	1,357,020
Massachusetts State, General Obligations Limited, Series B Prerefunded 08/01/14
5.00%, 08/01/23	1,700,000	1,929,296
Massachusetts State, General Obligations Limited, Series C
5.00%, 05/01/12	2,000,000	2,123,720
5.00%, 09/01/12	4,705,000	5,059,004
Massachusetts State, General Obligations Limited, Series C (AGM Insured)
5.50%, 11/01/11	1,650,000	1,726,791
5.50%, 11/01/12	1,750,000	1,909,967
Massachusetts State, General Obligations Limited, Series C (NPFGC Insured-FGIC)
5.50%, 11/01/13	2,500,000	2,826,725
5.50%, 11/01/14	775,000	896,373
Massachusetts State, General Obligations Limited, Series E (AGM Insured) Prerefunded 01/01/13
5.25%, 01/01/20	250,000	272,478
Massachusetts State, General Obligations Limited, Series E Prerefunded 01/01/13
5.50%, 01/01/15	600,000	657,036
Massachusetts State, General Obligations Unlimited, Series A
5.00%, 08/01/12	600,000	643,134
5.00%, 08/01/14	1,970,000	2,228,819
5.25%, 08/01/13	1,000,000	1,114,330
6.00%, 11/01/11	200,000	210,148
Massachusetts State, General Obligations Unlimited, Series B
5.00%, 08/01/15	235,000	271,277
Massachusetts State, General Obligations Unlimited, Series C
5.00%, 01/01/15	2,000,000	2,279,820
Massachusetts State, General Obligations Unlimited, Series D Prerefunded 10/01/13
5.25%, 10/01/21	125,000	140,004
Massachusetts Water Pollution Abatement Trust Revenue, Series A
5.25%, 08/01/15	1,000,000	1,172,670
Massachusetts Water Resources Authority Revenue, Series D (NPFGC Insured)
5.50%, 08/01/11	1,000,000	1,034,860

		37,236,073
MICHIGAN-1.22%
Detroit City School District, General Obligations Unlimited, Series A (AGM Q-SBLF Insured) Prerefunded 05/01/12
5.13%, 05/01/31	750,000	797,415
Detroit, Michigan Sewer Disposal System Revenue, Series A (AGM Insured) Prerefunded 07/01/13
5.00%, 07/01/32	765,000	847,903
Detroit, Michigan Water Supply System Revenue, Series A (FGIC Insured) Prerefunded 07/01/11
5.25%, 07/01/33	110,000	112,902
Michigan State Building Authority Revenue, Series I (AGM Insured)
5.25%, 10/15/12	815,000	866,972
Michigan State Trunk Line Revenue, Series A (AGM Insured) Prerefunded 11/01/11
5.25%, 11/01/30	1,750,000	1,828,470
Michigan State, General Obligations Unlimited
5.50%, 12/01/13	1,000,000	1,117,960

		5,571,622
MINNESOTA-1.89%
Minnesota State, General Obligations Unlimited
5.00%, 08/01/11	1,000,000	1,031,200
5.00%, 10/01/12	1,350,000	1,458,041

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

Minnesota State, General Obligations Unlimited, Series A
5.00%, 08/01/15	1,000,000	1,163,880
Minnesota State, General Obligations Unlimited, Series D
5.00%, 08/01/14	1,500,000	1,709,970
Minnesota State, General Obligations Unlimited, Series F
4.00%, 08/01/13	925,000	1,002,302
Minnesota State, General Obligations Unlimited, Series H
5.00%, 11/01/14	400,000	458,900
Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Series A (AMBAC Insured)
5.25%, 01/01/14	700,000	777,294
5.25%, 01/01/15	920,000	1,040,603

		8,642,190
MISSISSIPPI-0.04%
Mississippi State, General Obligations Unlimited, Series A
5.25%, 11/01/14	150,000	172,463

		172,463
MISSOURI-0.29%
Missouri Highways & Transportation Commission State Road Revenue
5.00%, 02/01/14	660,000	741,668
Missouri Highways & Transportation Commission State Road Revenue, Series A
5.00%, 05/01/14	525,000	594,358

		1,336,026
NEVADA-0.83%
Clark County, Nevada Airport Revenue, Series B (FGIC Insured) Prerefunded 07/01/11
5.25%, 07/01/34	500,000	514,540
Clark County, Nevada School District, General Obligations Limited, Series B
4.00%, 06/15/11	1,300,000	1,324,739
Clark County, Nevada School District, General Obligations Limited, Series C (NPFGC Insured) Prerefunded 06/15/12
5.00%, 06/15/22	500,000	534,165
5.38%, 06/15/14	400,000	429,632
Nevada State Capitol Building, General Obligations Limited, Series A
5.00%, 02/01/11	280,000	282,170
Truckee Meadows Water Authority Water Revenue, Series A (AGM Insured) Prerefunded 07/01/11
5.13%, 07/01/30	710,000	730,129

		3,815,375
NEW JERSEY-7.87%
New Jersey Building Authority Revenue, Series B
5.00%, 06/15/13	425,000	463,361
New Jersey Economic Development Authority Revenue (Cigarette Tax) (FGIC Insured)
5.00%, 06/15/13	300,000	309,006
New Jersey Economic Development Authority Revenue, Series A
5.00%, 05/01/12	500,000	527,000
5.00%, 05/01/13	650,000	704,496
New Jersey Economic Development Authority Revenue, Series A (AMBAC Insured) Prerefunded 06/15/11
5.25%, 06/15/15	1,100,000	1,129,579
5.25%, 06/15/16	500,000	513,445
5.25%, 06/15/19	2,500,000	2,567,225

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

New Jersey Economic Development Authority Revenue, Series F (FGIC Insured) Prerefunded 06/15/13
5.00%, 06/15/24	2,750,000	3,043,260
New Jersey Economic Development Authority Revenue, Series F Prerefunded 06/15/13
5.00%, 06/15/28	935,000	1,034,708
New Jersey Educational Facilities Authority Revenue, Series A (AMBAC Insured) Prerefunded 09/01/12
5.25%, 09/01/21	525,000	567,651
New Jersey Highway Authority Revenue (FGIC Insured)
5.50%, 01/01/15	250,000	291,975
New Jersey Highway Authority Revenue ETM (FGIC Insured)
5.50%, 01/01/11	1,100,000	1,104,961
New Jersey State, General Obligations Unlimited
5.00%, 08/01/13	1,400,000	1,541,274
New Jersey State, General Obligations Unlimited (FGIC Insured) Prerefunded 08/01/12
5.00%, 08/01/22	200,000	214,710
New Jersey State, General Obligations Unlimited, Series D ETM
6.00%, 02/15/11	2,000,000	2,023,860
New Jersey State, General Obligations Unlimited, Series H
5.25%, 07/01/12	1,500,000	1,602,030
5.25%, 07/01/14	1,175,000	1,328,972
New Jersey State, General Obligations Unlimited, Series L (AMBAC Insured)
5.25%, 07/15/13	425,000	469,995
New Jersey Transit Corp. Certificates of Participation, Series A (AMBAC Insured)
5.25%, 09/15/14	1,270,000	1,392,936
5.50%, 09/15/13	400,000	435,208
5.50%, 09/15/14	1,000,000	1,105,780
New Jersey Transit Corp. Certificates of Participation, Series B (AMBAC Insured)
5.50%, 09/15/12	1,150,000	1,224,589
New Jersey Transportation Trust Fund Authority Revenue, Series A (AMBAC Insured)
5.50%, 12/15/13	425,000	474,755
5.50%, 12/15/14	1,000,000	1,128,100
New Jersey Transportation Trust Fund Authority Revenue, Series A (NPFGC Insured)
5.25%, 12/15/13	1,130,000	1,254,989
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured)
5.25%, 12/15/14	500,000	559,855
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured) Prerefunded 12/15/11
5.00%, 12/15/21	500,000	524,020
6.00%, 12/15/18	500,000	529,210
New Jersey Transportation Trust Fund Authority Revenue, Series B (NPFGC Insured-FGIC)
5.25%, 12/15/12	250,000	270,180
5.25%, 12/15/13	500,000	555,305
New Jersey Transportation Trust Fund Authority Revenue, Series C (AGM Insured)
5.50%, 12/15/10	550,000	551,155
5.75%, 12/15/12	500,000	546,970
New Jersey Transportation Trust Fund Authority Revenue, Series C ETM
5.00%, 06/15/12	1,780,000	1,899,634
New Jersey Transportation Trust Fund Authority Revenue, Series C Prerefunded 06/15/13
5.50%, 06/15/19	500,000	559,600
5.50%, 06/15/21	500,000	559,600
5.50%, 06/15/22	50,000	55,960
5.50%, 06/15/23	740,000	828,208
New Jersey Turnpike Authority Revenue, Series A (NPFGC Insured)
6.00%, 01/01/14	1,225,000	1,407,843
New Jersey Turnpike Authority Revenue, Series C ETM (NPFGC Insured)
6.50%, 01/01/13	650,000	727,792

		36,029,197

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

NEW MEXICO-0.58%
New Mexico Finance Authority State Transportation Revenue, Series A (NPFGC Insured)
5.25%, 06/15/15	100,000	116,643
New Mexico Finance Authority State Transportation Revenue, Series A (NPFGC Insured) Prerefunded 06/15/14
5.25%, 06/15/21	900,000	1,029,555
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured)
5.00%, 06/15/12	1,400,000	1,493,464

		2,639,662
NEW YORK-15.48%
Dormitory Authority of the State of New York Revenue, Series A
5.25%, 05/15/15	450,000	507,307
Dormitory Authority of the State of New York, State Personal Income Tax Revenue, Series E
5.00%, 02/15/15	1,000,000	1,136,500
Dormitory Authority of the State of New York, State Supported Debt Revenue
5.00%, 07/01/15	300,000	338,475
Dormitory Authority of the State of New York, State Supported Debt Revenue (NPFGC Insured-FGIC)
5.00%, 07/01/15	150,000	169,377
Dormitory Authority of the State of New York, State Supported Debt Revenue, Series C
5.00%, 03/15/15	1,240,000	1,411,839
Long Island Power Authority Electric System Revenue, Series 2010A
5.00%, 05/01/15	1,500,000	1,681,575
Long Island Power Authority Electric System Revenue, Series A (AGM Insured)
5.50%, 12/01/12	1,000,000	1,093,320
Long Island Power Authority Electric System Revenue, Series A (AMBAC Insured)
5.50%, 12/01/10	450,000	450,059
5.50%, 12/01/11	620,000	648,098
Long Island Power Authority Electric System Revenue, Series D (NPFGC Insured)
5.00%, 09/01/12	1,910,000	2,036,958
Long Island Power Authority Electric System Revenue, Series F (NPFGC Insured)
5.00%, 05/01/11	890,000	905,468
5.00%, 05/01/12	500,000	527,290
Long Island Power Authority Electric System Revenue, Series L Prerefunded 05/01/11
5.38%, 05/01/33	1,600,000	1,634,000
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/11
5.00%, 11/15/16	1,000,000	1,036,870
Metropolitan Transportation Authority Revenue Mandatory Tender 11/15/13
5.00%, 11/15/27	500,000	546,160
Metropolitan Transportation Authority Revenue, Series A (AGM Insured)
5.00%, 11/15/11	250,000	260,123
Metropolitan Transportation Authority Revenue, Series A (AMBAC Insured)
5.50%, 11/15/13	1,680,000	1,864,346
5.50%, 11/15/14	2,640,000	2,988,876
Metropolitan Transportation Authority Revenue, Series B (NPFGC Insured)
5.50%, 01/01/14	750,000	834,360
Metropolitan Transportation Authority Revenue, Series H
5.25%, 11/15/11	500,000	520,285

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series B (AGM Insured)
5.00%, 06/15/14	340,000	384,010
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/11	1,000,000	1,024,940
New York City Transitional Finance Authority Revenue, Series A-1
5.00%, 11/01/13	1,375,000	1,533,524
5.00%, 11/01/14	675,000	769,183
New York City Transitional Finance Authority Revenue, Subseries D-2
5.00%, 11/01/11	650,000	677,183
5.00%, 11/01/12	1,225,000	1,324,911
New York City, General Obligations Unlimited, Series A-1
4.00%, 08/01/14	400,000	436,272
5.00%, 08/01/12	730,000	780,582
5.00%, 08/01/13	425,000	468,337
5.00%, 08/01/14	500,000	563,195
New York City, General Obligations Unlimited, Series B
5.00%, 08/01/13	600,000	661,182
5.00%, 08/01/14	575,000	647,674
New York City, General Obligations Unlimited, Series C
5.00%, 08/01/14	715,000	805,369
5.25%, 08/01/11	1,000,000	1,032,010
New York City, General Obligations Unlimited, Series C (CIFG Insured)
5.00%, 08/01/14	275,000	309,339
New York City, General Obligations Unlimited, Series C-1
5.00%, 10/01/11	1,825,000	1,893,967
New York City, General Obligations Unlimited, Series D
5.00%, 08/01/15	125,000	143,028
New York City, General Obligations Unlimited, Series E
4.00%, 08/01/14	400,000	436,272
5.00%, 08/01/15	1,055,000	1,207,152
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/11	1,920,000	1,978,253
5.00%, 08/01/14	800,000	901,112
5.00%, 08/01/15	200,000	228,844
New York City, General Obligations Unlimited, Series I
5.00%, 08/01/11	600,000	618,204
5.00%, 08/01/13	765,000	843,007
5.00%, 08/01/14	350,000	394,237
New York City, General Obligations Unlimited, Subseries B-1
5.00%, 09/01/15	500,000	573,120
New York City, General Obligations Unlimited, Subseries F-1
5.25%, 09/01/14	290,000	329,988
New York City, General Obligations Unlimited, Subseries J-1
5.00%, 08/01/11	945,000	973,671
New York Local Government Assistance Corp. Revenue, Series A
5.00%, 04/01/11	990,000	1,005,583
5.00%, 04/01/12	500,000	529,435
5.00%, 04/01/13	215,000	235,724
New York Local Government Assistance Corp. Revenue, Series A-1 (AGM Insured)
5.00%, 04/01/12	2,000,000	2,117,740
New York Power Authority Revenue, Series A Prerefunded 11/15/12
5.25%, 11/15/16	250,000	272,778
5.25%, 11/15/18	625,000	681,944
New York State Thruway Authority Highway & Bridge Trust Fund Revenue, Series B (AGM Insured)
5.00%, 04/01/14	2,250,000	2,519,707
New York State Thruway Authority Revenue
5.00%, 04/01/13	550,000	598,598
5.50%, 04/01/12	1,000,000	1,060,940

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (AGM Insured)
5.00%, 04/01/12	125,000	132,100
5.00%, 04/01/15	720,000	821,167
New York State Thruway Authority, Highway & Bridge Trust Fund Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 04/01/13	2,670,000	2,920,179
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, Series A
5.00%, 04/01/12	500,000	529,020
New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue, Series B
5.00%, 04/01/15	240,000	275,023
New York State Urban Development Corp. Correctional & Youth Facilities Revenue, Series A Mandatory Tender 01/01/11
5.00%, 01/01/17	1,745,000	1,752,102
5.50%, 01/01/17	250,000	251,125
New York State Urban Development Corp. Revenue (AGM Insured)
6.50%, 01/01/11	800,000	804,056
New York State Urban Development Corp. Revenue, Series B
5.00%, 01/01/15	750,000	839,722
New York State Urban Development Corp. Revenue, Series D
5.00%, 01/01/14	285,000	313,788
5.00%, 01/01/15	2,250,000	2,519,167
New York State, General Obligations Unlimited, Series C
3.00%, 02/01/12	1,000,000	1,029,270
5.00%, 04/15/13	685,000	752,836
5.00%, 04/15/14	1,000,000	1,129,140
Triborough Bridge & Tunnel Authority Revenue, Series A Prerefunded 01/01/12
5.00%, 01/01/32	1,000,000	1,048,900
5.13%, 01/01/31	585,000	614,595
Triborough Bridge & Tunnel Authority Revenue, Series B
5.25%, 11/15/12	750,000	815,227
5.25%, 11/15/14	1,500,000	1,723,365
Triborough Bridge & Tunnel Authority Revenue, Series B Prerefunded 01/01/11
5.30%, 01/01/17	770,000	773,349
Triborough Bridge & Tunnel Authority Revenue, Subseries B1 Mandatory Tender 11/15/13
5.00%, 11/15/25	250,000	274,905

		70,871,337
NORTH CAROLINA-2.05%
Mecklenburg County, General Obligations Unlimited, Series A
5.00%, 08/01/13	735,000	816,401
North Carolina Eastern Municipal Power Agency Power System Revenue, Series A
5.00%, 01/01/15	500,000	559,190
North Carolina Eastern Municipal Power Agency Power System Revenue, Series D
5.50%, 01/01/14	1,600,000	1,789,200
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A
5.25%, 01/01/15	250,000	282,143
5.50%, 01/01/13	430,000	466,395
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A (AMBAC Insured)
5.25%, 01/01/14	900,000	970,785
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A ETM
5.50%, 01/01/13	200,000	219,494
North Carolina State, General Obligations Unlimited
5.00%, 03/01/11	1,450,000	1,467,240
5.00%, 03/01/13	250,000	273,848

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

North Carolina State, General Obligations Unlimited, Series B
5.00%, 04/01/12	1,000,000	1,059,700
5.00%, 04/01/14	1,320,000	1,492,102

		9,396,498
OHIO-0.99%
Cincinnati City School District, General Obligations Unlimited (AGM Insured) Prerefunded 12/01/13
5.00%, 12/01/31	800,000	897,640
Columbus, Ohio General Obligations Unlimited, Series A
4.00%, 06/01/14	1,000,000	1,098,110
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1
5.00%, 06/15/11	1,025,000	1,050,850
Ohio State Revenue, Series II-A (AMBAC Insured)
5.00%, 08/01/11	500,000	515,350
5.00%, 08/01/12	905,000	968,151

		4,530,101
OKLAHOMA-0.24%
Grand River Dam Authority Revenue (AMBAC Insured)
6.25%, 06/01/11	370,000	379,731
Grand River Dam Authority Revenue, Series A (AGM Insured)
5.00%, 06/01/12	690,000	732,987

		1,112,718
OREGON-0.95%
Oregon Department of Administrative Services Lottery Revenue (AGM Insured)
5.00%, 04/01/13	1,500,000	1,643,295
Oregon Department of Administrative Services Revenue (AGM Insured)
5.00%, 09/01/11	1,000,000	1,034,810
Oregon Department of Transportation Highway User Tax Revenue, Series A Prerefunded 11/15/12
5.13%, 11/15/26	450,000	489,074
Portland, Oregon Sewer System Revenue, Series A (NPFGC Insured)
5.00%, 06/01/14	1,050,000	1,184,337

		4,351,516
PENNSYLVANIA-3.01%
Delaware Valley Regional Finance Authority Revenue
5.50%, 07/01/12	1,150,000	1,211,674
Pennsylvania State, General Obligations Unlimited
5.50%, 02/01/13	1,000,000	1,101,470
Pennsylvania State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.25%, 02/01/11	1,000,000	1,008,390
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 07/01/11	500,000	513,690
Pennsylvania State, General Obligations Unlimited, Series 2 (NPFGC Insured-FGIC)
5.00%, 07/01/13	2,280,000	2,522,113
Pennsylvania State, General Obligations Unlimited, Series 3
5.00%, 09/01/11	410,000	424,305
5.00%, 09/01/13	400,000	444,904
Pennsylvania State, General Obligations Unlimited, Series 3 (AGM Insured)
5.00%, 09/01/14	1,425,000	1,622,875
Pennsylvania State, General Obligations Unlimited, Series A
5.00%, 05/01/14	1,000,000	1,129,080

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

Pennsylvania Turnpike Commission Registration Fee Revenue (AMBAC Insured) Prerefunded 07/15/11
5.00%, 07/15/41	550,000	571,681
Philadelphia School District, General Obligations Unlimited, Series A (AGM-State Aid Withholding Insured) Prerefunded 02/01/12
5.50%, 02/01/31	750,000	792,090
Philadelphia, Pennsylvania Water & Wastewater Revenue (AMBAC Insured)
5.25%, 12/15/11	650,000	677,346
Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A
5.00%, 06/15/14	1,500,000	1,644,165
Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A (FGIC Insured) Prerefunded 11/01/12
5.00%, 11/01/31	115,000	124,534

		13,788,317
PUERTO RICO-4.15%
Commonwealth of Puerto Rico, General Obligations Unlimited (FGIC Insured)
5.50%, 07/01/12	1,130,000	1,190,534
5.50%, 07/01/14	2,000,000	2,172,000
Commonwealth of Puerto Rico, General Obligations Unlimited, Series A
5.00%, 07/01/13	600,000	637,638
Commonwealth of Puerto Rico, General Obligations Unlimited, Series A Prerefunded 07/01/12
5.00%, 07/01/27	400,000	428,068
5.00%, 07/01/30	1,275,000	1,320,199
Government Development Bank for Puerto Rico Revenue, Series B
5.00%, 12/01/13	1,165,000	1,247,424
5.00%, 12/01/14	1,135,000	1,216,300
Puerto Rico Electric Power Authority Revenue, Series JJ (NPFGC Insured)
5.25%, 07/01/13	1,275,000	1,379,448
Puerto Rico Electric Power Authority Revenue, Series OO (CIFG Insured)
5.00%, 07/01/13	1,480,000	1,587,700
Puerto Rico Electric Power Authority Revenue, Series OO (NPFGC Insured-FGIC)
5.00%, 07/01/14	230,000	251,795
Puerto Rico Highways & Transportation Authority Revenue, Series D Prerefunded 07/01/12
5.75%, 07/01/41	500,000	539,175
Puerto Rico Highways & Transportation Authority Revenue, Series G Prerefunded 07/01/13
5.00%, 07/01/33	345,000	381,732
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/12	65,000	68,023
5.50%, 07/01/13	250,000	267,107
5.50%, 07/01/14	2,450,000	2,651,071
Puerto Rico Municipal Finance Agency, General Obligations Unlimited, Series C (AGM Insured)
5.00%, 08/01/13	400,000	430,708
Puerto Rico Public Buildings Authority Revenue, Series J GTD (AMBAC Insured) Mandatory Tender 07/01/12
5.00%, 07/01/36	225,000	231,736
Puerto Rico Public Finance Corp. Revenue Prerefunded 02/01/12
5.50%, 08/01/29	850,000	897,328
Puerto Rico Public Finance Corp. Revenue, Series A (NPFGC Insured) Mandatory Tender 02/01/12
5.25%, 08/01/29	750,000	765,195
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Subseries A Prerefunded 08/01/11
5.00%, 08/01/39	1,295,000	1,335,663

		18,998,844

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

SOUTH CAROLINA-0.96%
Greenville County School District Installment Purchase Revenue Prerefunded 12/01/12
5.50%, 12/01/28	2,590,000	2,867,855
South Carolina Public Service Authority Revenue, Series D (AGM Insured)
5.25%, 01/01/12	400,000	420,464
South Carolina State, General Obligations Unlimited, Series A
4.00%, 06/01/14	1,000,000	1,099,740

		4,388,059
TENNESSEE-1.81%
Memphis, Tennessee Electric System Revenue
5.00%, 12/01/14	2,300,000	2,626,623
Memphis, Tennessee Electric System Revenue, Subseries A (NPFGC Insured)
5.00%, 12/01/11	2,425,000	2,533,592
5.00%, 12/01/12	1,000,000	1,083,300
Shelby County, Tennessee, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 04/01/14	500,000	564,135
5.00%, 04/01/15	1,000,000	1,153,430
Tennessee State, General Obligations Unlimited, Series C
5.00%, 09/01/12	300,000	322,848

		8,283,928
TEXAS-4.19%
Dallas Independent School District, General Obligations Unlimited
5.00%, 02/15/13	1,000,000	1,087,660
Dallas, Texas Waterworks & Sewer System Revenue (AMBAC Insured)
5.00%, 10/01/12	150,000	161,961
5.00%, 10/01/13	400,000	446,236
Dallas-Fort Worth International Airport Revenue, Series A
4.00%, 11/01/12	780,000	821,176
Houston, Texas Utility System Revenue, Series A (NPFGC Insured)
5.25%, 05/15/14	1,300,000	1,474,187
Houston, Texas Water and Sewer System Revenue, Series B (FGIC Insured) Prerefunded 12/01/10
5.25%, 12/01/30	1,150,000	1,150,161
Houston, Texas, General Obligations Limited, Series A (NPFGC Insured)
5.25%, 03/01/13	1,000,000	1,096,170
5.38%, 03/01/15	200,000	225,400
Keller Independent School District, General Obligations Unlimited (PSF-GTD Insured) Prerefunded 08/15/11
5.38%, 08/15/31	1,000,000	1,035,990
Lower Colorado River Authority Revenue
5.00%, 05/15/13	500,000	543,295
North Texas Tollway Authority Revenue, Series A (AGM Insured) Prerefunded 01/01/15
5.00%, 01/01/35	250,000	285,725
North Texas Tollway Authority Revenue, Series E-2 Mandatory Tender 01/01/12
5.25%, 01/01/38	3,250,000	3,385,428
North Texas Tollway Authority Revenue, Series L-2 Mandatory Tender 01/01/13
6.00%, 01/01/38	890,000	968,480
San Antonio, Texas Electric & Gas Revenue
5.38%, 02/01/15	1,000,000	1,160,470
San Antonio, Texas Electric & Gas Revenue Prerefunded 02/01/12
5.38%, 02/01/19	1,000,000	1,055,880
Texas State, General Obligations Unlimited
5.00%, 10/01/11	875,000	908,784
Texas State, General Obligations Unlimited, Series A
5.50%, 10/01/12	475,000	494,071

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

Texas Transportation Commission Revenue, Series A
5.00%, 04/01/12	1,000,000	1,059,290
5.00%, 04/01/13	1,465,000	1,607,471
5.25%, 04/01/14	200,000	227,076

		19,194,911
UTAH-1.35%
Intermountain Power Agency, Utah Power Supply Revenue, Series A
5.00%, 07/01/11	1,500,000	1,538,565
5.00%, 07/01/12	250,000	265,695
5.00%, 07/01/14	1,300,000	1,447,459
5.25%, 07/01/13	500,000	549,660
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	300,000	332,184
Utah State, General Obligations Unlimited, Series A Prerefunded 07/01/13
5.00%, 07/01/16	425,000	470,828
Utah State, General Obligations Unlimited, Series B
5.38%, 07/01/11	105,000	108,117
Utah State, General Obligations Unlimited, Series C
4.00%, 07/01/13	1,350,000	1,460,349

		6,172,857
VIRGINIA-1.21%
Commonwealth Transportation Board Revenue
5.00%, 09/27/12	700,000	755,629
5.00%, 10/01/13	300,000	334,767
5.00%, 10/01/14	410,000	468,400
Fairfax County, Virginia, General Obligations Unlimited, Series A (State Aid Withholding Insured)
5.00%, 10/01/11	1,975,000	2,051,946
Virginia Public School Authority Revenue
5.25%, 08/01/14	1,675,000	1,920,589

		5,531,331
WASHINGTON-2.38%
Energy Northwest Electric Revenue, Columbia Generating, Series A
5.50%, 07/01/15	445,000	523,814
Energy Northwest Electric Revenue, Series A
5.00%, 07/01/12	400,000	427,540
5.00%, 07/01/13	460,000	508,475
5.00%, 07/01/14	500,000	566,490
5.50%, 07/01/13	205,000	229,219
5.50%, 07/01/14	250,000	287,620
Energy Northwest Electric Revenue, Series A (AMBAC Insured)
5.00%, 07/01/13	580,000	640,651
Energy Northwest Electric Revenue, Series A (NPFGC Insured)
5.25%, 07/01/13	655,000	728,203
5.50%, 07/01/12	250,000	269,182
Energy Northwest Electric Revenue, Series D
5.00%, 07/01/11	100,000	102,732
King County School District (No. 001), General Obligations Limited, Series A
5.00%, 06/01/12	200,000	213,102
5.00%, 06/01/13	1,250,000	1,377,962
Seattle, Washington Municipal Light & Power Revenue, Series B
5.00%, 02/01/15	1,250,000	1,427,850
Tacoma, Washington Electric System Revenue, Series A (AGM Insured) Prerefunded 01/01/11
5.63%, 01/01/21	200,000	202,922
Washington State, General Obligations Unlimited, Series C
5.00%, 07/01/11	1,000,000	1,027,320

Schedule of Investments (Unaudited) (Continued)

iShares® S&P Short Term National AMT-Free Municipal Bond Fund

November 30, 2010

5.00%, 07/01/12	1,000,000	1,068,850
5.00%, 07/01/13	500,000	552,690
Washington State, General Obligations Unlimited, Series D Prerefunded 01/01/11
5.25%, 01/01/26	750,000	753,217

		10,907,839
WISCONSIN-0.71%
Wisconsin State, General Obligations Unlimited, Series 1 (NPFGC Insured)
5.00%, 05/01/15	860,000	990,109
5.50%, 05/01/14	1,750,000	2,000,075
Wisconsin State, General Obligations Unlimited, Series 2 (NPFGC Insured)
5.00%, 05/01/13	225,000	247,352

		3,237,536

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $445,364,607)		448,307,749

Security	Shares	Value

SHORT-TERM INVESTMENTS-1.35%

MONEY MARKET FUNDS-1.35%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.15%(a)(b)	6,186,173	6,186,173

		6,186,173

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,186,173)		6,186,173

TOTAL INVESTMENTS IN SECURITIES-99.27%
(Cost: $451,550,780)		454,493,922
Other Assets, Less Liabilities-0.73%		3,313,486

NET ASSETS-100.00%		$457,807,408

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp. Financial Group Inc.
CIFG	- CDC IXIS Financial Guaranty
ETM	- Escrowed to Maturity
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed Bond
NPFGC	- National Public Finance Guarantee Corp.
PSF	- Permanent School Fund
Q-SBLF	- Qualified Student Bond Loan Fund
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P/Citigroup 1-3 Year International Treasury Bond Fund

November 30, 2010

Security	Principal(a)	Value

FOREIGN GOVERNMENT BONDS & NOTES-95.02%

AUSTRALIA-3.00%
Australia (Commonwealth of)
4.75%, 11/15/12	2,629,000	$2,510,726
6.50%, 05/15/13	825,000	818,331

		3,329,057
AUSTRIA-2.08%
Austria (Republic of)
5.00%, 07/15/12	1,672,000	2,311,644

		2,311,644
BELGIUM-4.55%
Belgium (Kingdom of)
4.00%, 03/28/13	1,100,000	1,497,322
5.00%, 09/28/12	2,585,000	3,561,360

		5,058,682
CANADA-4.45%
Canada (Government of)
1.50%, 03/01/12	2,431,000	2,368,799
3.50%, 06/01/13	2,541,000	2,578,975

		4,947,774
DENMARK-2.58%
Denmark (Kingdom of)
4.00%, 11/15/12	12,650,000	2,336,923
5.00%, 11/15/13	2,750,000	531,111

		2,868,034
FINLAND-2.39%
Finland (Republic of)
4.25%, 09/15/12	1,617,000	2,228,472
5.38%, 07/04/13	297,000	428,008

		2,656,480
FRANCE-6.51%
France (Republic of)
4.50%, 07/12/12	3,740,000	5,140,334
4.50%, 07/12/13	1,485,000	2,093,112

		7,233,446
GERMANY-10.14%
Germany (Federal Republic of)
3.75%, 07/04/13	2,750,000	3,832,882
5.00%, 01/04/12	3,091,000	4,214,017
5.00%, 07/04/12	2,317,000	3,216,357

		11,263,256

Schedule of Investments (Unaudited) (Continued)

iShares® S&P/Citigroup 1-3 Year International Treasury Bond Fund

November 30, 2010

GREECE-4.58%
Hellenic Republic
4.10%, 08/20/12	4,444,000	5,085,690

		5,085,690
IRELAND-1.70%
Ireland (Government of)
3.90%, 03/05/12	550,000	697,002
5.00%, 04/18/13	957,000	1,189,263

		1,886,265
ITALY-7.42%
Italy (Republic of)
4.75%, 02/01/13	4,217,000	5,690,420
5.00%, 02/01/12	1,914,000	2,556,187

		8,246,607
JAPAN-23.52%
Japan (Government of)
0.70%, 03/20/13	1,089,000,000	13,146,779
1.40%, 06/20/12	1,067,000,000	12,976,717

		26,123,496
NETHERLANDS-4.57%
Netherlands (Kingdom of the)
2.50%, 01/15/12	1,705,000	2,261,452
4.25%, 07/15/13	2,002,000	2,817,028

		5,078,480
NORWAY-1.01%
Norway (Kingdom of)
6.50%, 05/15/13	6,303,000	1,120,753

		1,120,753
PORTUGAL-3.29%
Portugal (Republic of)
5.00%, 06/15/12	985,000	1,285,547
5.45%, 09/23/13	1,826,000	2,367,960

		3,653,507
SPAIN-4.51%
Spain (Kingdom of)
4.20%, 07/30/13	1,045,000	1,362,387
5.00%, 07/30/12	2,750,000	3,644,846

		5,007,233
SWEDEN-2.18%
Sweden (Kingdom of)
5.50%, 10/08/12	15,895,000	2,420,359

		2,420,359

Schedule of Investments (Unaudited) (Continued)

iShares® S&P/Citigroup 1-3 Year International Treasury Bond Fund

November 30, 2010

SWITZERLAND-2.12%
Swiss Confederation
2.75%, 06/10/12	2,266,000	2,353,075

		2,353,075

UNITED KINGDOM-4.42%
United Kingdom Treasury Bond
4.50%, 03/07/13	1,485,000	2,498,489
5.25%, 06/07/12	1,452,000	2,416,668

		4,915,157
TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $108,871,174)		105,558,995

Security	Shares	Value

SHORT-TERM INVESTMENTS-0.05%

MONEY MARKET FUNDS-0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.12%(b)(c)	51,603	51,603

		51,603

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,603)		51,603

TOTAL INVESTMENTS IN SECURITIES-95.07%
(Cost: $108,922,777)		105,610,598
Other Assets, Less Liabilities-4.93%		5,480,533

NET ASSETS-100.00%		$111,091,131

(a)	Principal amounts shown are in local currency of the issuer.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P/Citigroup International Treasury Bond Fund

November 30, 2010

Security	Principal(a)	Value

FOREIGN GOVERNMENT BONDS & NOTES - 95.15%

AUSTRALIA-2.13%
Australia (Commonwealth of)
6.25%, 04/15/15	3,180,000	$3,181,619

		3,181,619
AUSTRIA-4.64%
Austria (Republic of)
3.40%, 10/20/14	2,325,000	3,198,061
3.80%, 10/20/13(b)	1,440,000	1,998,990
4.15%, 03/15/37	1,215,000	1,735,020

		6,932,071
BELGIUM-4.53%
Belgium (Kingdom of)
3.25%, 09/28/16	2,180,000	2,817,782
5.00%, 09/28/11	1,275,000	1,710,087
5.50%, 03/28/28	1,485,000	2,230,966

		6,758,835
CANADA-4.70%
Canada (Government of)
3.50%, 06/01/13	3,045,000	3,090,508
3.75%, 06/01/19	2,520,000	2,593,384
5.00%, 06/01/37	1,095,000	1,330,290

		7,014,182
DENMARK-2.21%
Denmark (Kingdom of)
5.00%, 11/15/13	5,745,000	1,109,540
7.00%, 11/10/24	8,700,000	2,190,069

		3,299,609
FINLAND-1.83%
Finland (Republic of)
4.25%, 09/15/12	720,000	992,269
4.38%, 07/04/19	1,200,000	1,743,743

		2,736,012
FRANCE-7.34%
France (Republic of)
2.00%, 07/12/15	1,785,000	2,320,236
3.75%, 10/25/19	1,350,000	1,857,572
4.00%, 10/25/38	930,000	1,299,413
5.00%, 10/25/16	3,675,000	5,471,286

		10,948,507
GERMANY-7.65%
Germany (Federal Republic of)
3.50%, 04/12/13	1,575,000	2,175,160
3.75%, 01/04/15	2,130,000	3,022,613
3.75%, 01/04/17	1,875,000	2,676,753
4.75%, 07/04/28	2,250,000	3,545,260

		11,419,786

Schedule of Investments (Unaudited) (Continued)

iShares® S&P/Citigroup International Treasury Bond Fund

November 30, 2010

GREECE-4.49%
Hellenic Republic
4.10%, 08/20/12	1,350,000	1,544,933
4.50%, 09/20/37	630,000	439,331
4.60%, 07/20/18	3,690,000	3,026,369
5.90%, 10/22/22	600,000	526,605
6.50%, 01/11/14	1,065,000	1,158,267

		6,695,505
IRELAND-2.30%
Ireland (Government of)
4.00%, 11/11/11	900,000	1,158,319
4.50%, 04/18/20	2,475,000	2,280,375

		3,438,694
ITALY-8.91%
Italy (Republic of)
3.00%, 03/01/12	2,100,000	2,740,204
3.00%, 06/15/15	1,395,000	1,763,068
4.00%, 02/01/37	2,085,000	2,246,873
4.25%, 08/01/13	1,110,000	1,482,420
4.25%, 09/01/19	2,745,000	3,511,836
5.25%, 08/01/17	360,000	498,604
6.00%, 05/01/31	345,000	487,560
7.25%, 11/01/26	360,000	576,161

		13,306,726
JAPAN-23.98%
Japan (Government of)
1.30%, 06/20/12	365,000,000	4,432,373
1.50%, 03/20/14	765,000,000	9,492,627
1.50%, 09/20/15	150,000,000	1,880,667
1.70%, 06/20/18	675,000,000	8,570,735
2.00%, 03/20/27	285,000,000	3,494,508
2.10%, 03/20/25	30,000,000	378,952
2.20%, 09/21/20	240,000,000	3,132,692
2.20%, 09/20/28	90,000,000	1,124,715
2.20%, 03/20/30	45,000,000	557,577
2.50%, 09/20/37	210,000,000	2,725,538

		35,790,384
NETHERLANDS-4.48%
Netherlands (Kingdom of the)
2.50%, 01/15/12	990,000	1,313,101
2.75%, 01/15/15	795,000	1,078,104
3.75%, 01/15/23	3,105,000	4,301,694

		6,692,899
NORWAY-0.92%
Norway (Kingdom of)
6.50%, 05/15/13	4,035,000	717,474
Norwegian (Government of)
4.50%, 05/22/19	3,705,000	652,359

		1,369,833

Schedule of Investments (Unaudited) (Continued)

iShares® S&P/Citigroup International Treasury Bond Fund

November 30, 2010

PORTUGAL-2.84%
Portugal (Republic of)
3.35%, 10/15/15	900,000	1,041,455
4.10%, 04/15/37	750,000	649,471
4.75%, 06/14/19	690,000	770,440
5.00%, 06/15/12	1,365,000	1,781,494

		4,242,860
SPAIN-4.39%
Spain (Kingdom of)
3.00%, 04/30/15	1,620,000	1,970,327
4.70%, 07/30/41	240,000	250,168
4.80%, 01/31/24	1,650,000	1,958,801
5.00%, 07/30/12	1,425,000	1,888,693
5.75%, 07/30/32	390,000	486,398

		6,554,387
SWEDEN-1.79%
Sweden (Kingdom of)
3.50%, 03/30/39	4,215,000	598,484
6.75%, 05/05/14	12,630,000	2,070,048

		2,668,532
SWITZERLAND-1.59%
Swiss Confederation
2.75%, 06/10/12	600,000	623,056
3.00%, 05/12/19	1,545,000	1,744,655

		2,367,711
UNITED KINGDOM-4.43%
United Kingdom Treasury Bond
4.00%, 03/07/22	2,085,000	3,384,006
4.75%, 12/07/38	1,260,000	2,136,904
5.00%, 03/07/12	660,000	1,084,476

		6,605,386
TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $147,425,605)		142,023,538

Schedule of Investments (Unaudited) (Continued)

iShares® S&P/Citigroup International Treasury Bond Fund

November 30, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS - 0.01%

MONEY MARKET FUNDS-0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares	11,161	11,161

0.12%(c)(d)		11,161

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,161)		11,161

TOTAL INVESTMENTS IN SECURITIES-95.16%
(Cost: $147,436,766)		142,034,699
Other Assets, Less Liabilities-4.84%		7,222,165

NET ASSETS-100.00%		$149,256,864

(a)	Principal amounts shown are in local currency of the issuer.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares 10+ Year Credit Bond Fund, iShares 10+ Year Government/Credit Bond Fund, iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Agency Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund, iShares Barclays TIPS Bond Fund, iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund, iShares JPMorgan USD Emerging Markets Bond Fund, iShares S&P California AMT-Free Municipal Bond Fund, iShares S&P National AMT-Free Municipal Bond Fund, iShares S&P New York AMT-Free Municipal Bond Fund, iShares S&P Short Term National AMT-Free Municipal Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of the Funds’ investments according to the fair value hierarchy as of November 30, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Bond Fund	Level 1	Level 2	Level 3	Total
10+ Year Credit
Corporate Bonds & Notes	$—	$13,669,795	$—	$13,669,795
Foreign Government Bonds & Notes	—	1,814,843	—	1,814,843
Short-Term Investments	334,899	—	—	334,899

	$334,899	$15,484,638	$—	$15,819,537

10+ Year Government/Credit
Corporate Bonds & Notes	$—	$6,642,037	$—	$6,642,037
Foreign Government Bonds & Notes	—	896,208	—	896,208
Municipal Debt Obligations	—	624,823	—	624,823
U.S. Government & Agency Obligations	—	7,584,150	—	7,584,150
Short-Term Investments	237,850	—	—	237,850

	$237,850	$15,747,218	$—	$15,985,068

Barclays 1-3 Year Credit
Corporate Bonds & Notes	$—	$6,734,495,534	$—	$6,734,495,534
Foreign Government Bonds & Notes	—	460,908,759	—	460,908,759
Municipal Debt Obligation	—	18,174,600	—	18,174,600
Short-Term Investments	244,566,021	—	—	244,566,021

	$244,566,021	$7,213,578,893	$—	$7,458,144,914

Barclays 1-3 Year Treasury
U.S. Government Obligations	$—	$8,339,422,939	$—	$8,339,422,939
Short-Term Investments	34,844,860	—	—	34,844,860

	$34,844,860	$8,339,422,939	$—	$8,374,267,799

Barclays 3-7 Year Treasury
U.S. Government Obligations	$—	$1,415,018,706	$—	$1,415,018,706
Short-Term Investments	532,101,101	—	—	532,101,101

	$532,101,101	$1,415,018,706	$—	$1,947,119,807

Barclays 7-10 Year Treasury
U.S. Government Obligations	$—	$3,107,645,179	$—	$3,107,645,179
Short-Term Investments	1,542,310,211	—	—	1,542,310,211

	$1,542,310,211	$3,107,645,179	$—	$4,649,955,390

Barclays 10-20 Year Treasury
U.S. Government Obligations	$—	$384,315,394	$—	$384,315,394
Short-Term Investments	85,425,060	—	—	85,425,060

	$85,425,060	$384,315,394	$—	$469,740,454

Barclays 20+ Year Treasury
U.S. Government Obligations	$—	$2,506,728,170	$—	$2,506,728,170
Short-Term Investments	814,190,629	—	—	814,190,629

	$814,190,629	$2,506,728,170	$—	$3,320,918,799

Barclays Agency
Corporate Bonds & Notes	$—	$49,457,078	$—	$49,457,078
U.S. Government Agency Obligations	—	310,678,101	—	310,678,101
Short-Term Investments	133,723,845	—	—	133,723,845

	$133,723,845	$360,135,179	$—	$493,859,024

Barclays Aggregate
Collateralized Mortgage Obligations	$—	$365,072,292	$—	$365,072,292
Corporate Bonds & Notes	—	2,650,597,485	—	2,650,597,485
Foreign Government Bonds & Notes	—	176,987,656	—	176,987,656
Municipal Debt Obligations	—	81,341,098	—	81,341,098
U.S. Government & Agency Obligations	—	8,648,568,069	—	8,648,568,069
Short-Term Investments	3,071,846,131	—	—	3,071,846,131

	$3,071,846,131	$11,922,566,600	$—	$14,994,412,731

Barclays Credit
Corporate Bonds & Notes	$—	$657,481,377	$—	$657,481,377
Foreign Government Bonds & Notes	—	50,372,928	—	50,372,928
Municipal Debt Obligations	—	20,777,598	—	20,777,598
Short-Term Investments	24,561,318	—	—	24,561,318

	$24,561,318	$728,631,903	$—	$753,193,221

Barclays Government/Credit
Corporate Bonds & Notes	$—	$53,257,552	$—	$53,257,552
Foreign Government Bonds & Notes	—	4,537,328	—	4,537,328
Municipal Debt Obligations	—	1,298,619	—	1,298,619
U.S. Government & Agency Obligations	—	92,670,465	—	92,670,465
Short-Term Investments	38,200,959	—	—	38,200,959

	$38,200,959	$151,763,964	$—	$189,964,923

Barclays Intermediate Credit
Corporate Bonds & Notes	$—	$2,852,195,310	$—	$2,852,195,310
Foreign Government Bonds & Notes	—	192,708,165	—	192,708,165
Municipal Debt Obligations	—	10,274,647	—	10,274,647
Short-Term Investments	125,209,945	—	—	125,209,945

	$125,209,945	$3,055,178,122	$—	$3,180,388,067

Barclays Intermediate Government/Credit
Corporate Bonds & Notes	$—	$177,828,406	$—	$177,828,406
Foreign Government Bonds & Notes	—	13,435,993	—	13,435,993
Municipal Debt Obligations	—	537,982	—	537,982
U.S. Government & Agency Obligations	—	351,352,421	—	351,352,421
Short-Term Investments	184,737,884	—	—	184,737,884

	$184,737,884	$543,154,802	$—	$727,892,686

Barclays MBS
U.S. Government Agency Obligations	$—	$2,274,196,260	$—	$2,274,196,260
Short-Term Investments	628,649,040	—	—	628,649,040

	$628,649,040	$2,274,196,260	$—	$2,902,845,300

Barclays Short Treasury
U.S. Government Obligations	$—	$3,847,281,328	$—	$3,847,281,328
Short-Term Investments	360,267,551	—	—	360,267,551

	$360,267,551	$3,847,281,328	$—	$4,207,548,879

Barclays TIPS
U.S. Government Obligations	$—	$19,962,590,166	$—	$19,962,590,166
Short-Term Investments	4,530,502,864	—	—	4,530,502,864

	$4,530,502,864	$19,962,590,166	$—	$24,493,093,030

iBoxx $ High Yield Corporate
Corporate Bonds & Notes	$—	$6,806,763,798	$—	$6,806,763,798
Short-Term Investments	760,523,549	—	—	760,523,549

	$760,523,549	$6,806,763,798	$—	$7,567,287,347

iBoxx $ Investment Grade Corporate
Corporate Bonds & Notes	$—	$13,814,859,540	$—	$13,814,859,540
Short-Term Investments	582,483,435	—	—	582,483,435

	$582,483,435	$13,814,859,540	$—	$14,397,342,975

JPMorgan USD Emerging Markets
Quasi-Sovereign Bonds & Notes	$—	$313,899,918	$—	$313,899,918
Sovereign Bonds & Notes	—	1,847,088,432	—	1,847,088,432
U.S. Government Obligations	—	44,342,576	—	44,342,576
Short-Term Investments	9,552,886	—	—	9,552,886

	$9,552,886	$2,205,330,926	$—	$2,214,883,812

S&P California AMT-Free Municipal
Municipal Bonds & Notes	$—	$222,447,340	$—	$222,447,340
Short-Term Investments	7,478,482	—	—	7,478,482

	$7,478,482	$222,447,340	$—	$229,925,822

S&P National AMT-Free Municipal
Municipal Bonds & Notes	$—	$2,120,472,570	$—	$2,120,472,570
Short-Term Investments	13,278,174	—	—	13,278,174

	$13,278,174	$2,120,472,570	$—	$2,133,750,744

S&P New York AMT-Free Municipal
Municipal Bonds & Notes	$—	$70,961,404	$—	$70,961,404
Short-Term Investments	794,682	—	—	794,682

	$794,682	$70,961,404	$—	$71,756,086

S&P Short Term National AMT-Free Municipal
Municipal Bonds & Notes	$—	$448,307,749	$—	$448,307,749
Short-Term Investments	6,186,173	—	—	6,186,173

	$6,186,173	$448,307,749	$—	$454,493,922

S&P/Citigroup 1-3 Year International Treasury
Foreign Government Bonds & Notes	$—	$105,558,995	$—	$105,558,995
Short-Term Investments	51,603	—	—	51,603

	$51,603	$105,558,995	$—	$105,610,598

S&P/Citigroup International Treasury
Foreign Government Bonds & Notes	$—	$142,023,538	$—	$142,023,538
Short-Term Investments	11,161	—	—	11,161

	$11,161	$142,023,538	$—	$142,034,699

A reconciliation of investments in which Level 3 Prices were used in determining fair value is presented only when such investments are of significant value to a fund (in relation to net assets) as of the beginning or end of the period.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
10+ Year Credit	$15,568,551	$432,776	$(181,790)	$250,986
10+ Year Government/Credit	15,415,329	616,214	(46,475)	569,739
Barclays 1-3 Year Credit	7,337,099,172	123,979,245	(2,933,503)	121,045,742
Barclays 1-3 Year Treasury	8,283,079,267	91,188,532	—	91,188,532
Barclays 3-7 Year Treasury	1,911,500,588	35,647,815	(28,596)	35,619,219
Barclays 7-10 Year Treasury	4,538,643,142	111,410,136	(97,888)	111,312,248
Barclays 10-20 Year Treasury	459,216,631	11,705,252	(1,181,429)	10,523,823
Barclays 20+ Year Treasury	3,501,814,358	—	(180,895,559)	(180,895,559)

Barclays Agency	484,699,331	9,373,621	(213,928)	9,159,693
Barclays Aggregate	14,533,543,646	486,404,534	(25,535,449)	460,869,085
Barclays Credit	706,429,370	48,979,063	(2,215,212)	46,763,851
Barclays Government/Credit	181,258,601	8,814,075	(107,753)	8,706,322
Barclays Intermediate Credit	2,976,869,482	206,238,162	(2,719,577)	203,518,585
Barclays Intermediate Government/Credit	701,022,423	27,147,812	(277,549)	26,870,263
Barclays MBS	2,909,932,834	2,328,507	(9,416,041)	(7,087,534)
Barclays Short Treasury	4,207,242,617	520,147	(213,885)	306,262
Barclays TIPS	23,069,566,740	1,423,526,290	—	1,423,526,290
iBoxx $ High Yield Corporate	7,240,865,992	389,246,222	(62,824,867)	326,421,355
iBoxx $ Investment Grade Corporate	13,343,466,818	1,075,437,838	(21,561,681)	1,053,876,157
JPMorgan USD Emerging Markets	2,144,632,742	82,598,153	(12,347,083)	70,251,070
S&P California AMT-Free Municipal	226,856,606	5,252,718	(2,183,502)	3,069,216
S&P National AMT-Free Municipal	2,094,349,293	56,533,288	(17,131,837)	39,401,451
S&P New York AMT-Free Municipal	69,792,549	2,172,490	(208,953)	1,963,537
S&P Short Term National AMT-Free Municipal	451,550,780	3,662,968	(719,826)	2,943,142
S&P/Citigroup 1-3 Year International Treasury	108,929,496	1,936,992	(5,255,890)	(3,318,898)
S&P/Citigroup International Treasury	147,655,287	3,460,141	(9,080,729)	(5,620,588)

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays Aggregate and iShares Barclays MBS Bond Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

2. TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) for the nine months ended November 30, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Bond Fund and Name of Affiliated Issuer	Principal Amount Held Beginning of Period	Gross Additions	Gross Reductions	Principal Amount Held End of Period	Value at End of Period	Interest Income	Net Realized Gain
Barclays 1-3 Year Credit
PNC Funding Corp.
5.50%, 09/28/12	$3,250,000	$—	$—	$3,250,000	$3,470,144	$74,117	$—

Barclays Aggregate
PNC Funding Corp.
5.25%, 11/15/15	$10,090,000	$135,000	$(90,000)	$10,135,000	$11,219,715	$365,465	$4,147
5.40%, 06/10/14	998,000	—	—	998,000	1,096,323	37,528	—
6.70%, 06/10/19	998,000	—	—	998,000	1,171,639	48,521	—

					$13,487,677	$451,514	$4,147

Barclays Credit
PNC Funding Corp.
3.63%, 02/08/15	$—	$500,000	—	$500,000	$520,906	$8,954	$—
4.25%, 09/21/15	200,000	—	—	200,000	213,741	6,464	—
5.13%, 02/08/20	—	1,000,000	—	1,000,000	1,066,232	7,856	—

					$1,800,879	$23,274	$—

Barclays Intermediate Credit
PNC Funding Corp.
4.25%, 09/21/15	$750,000	$—	$—	$750,000	$801,530	$24,237	$—
4.38%, 08/11/20	—	2,000,000	—	2,000,000	2,020,236	12,478	—
5.13%, 02/08/20	1,500,000	—	—	1,500,000	1,599,348	54,831	—
5.25%, 11/15/15	3,837,000	—	—	3,837,000	4,247,661	197,170	—
5.40%, 06/10/14	3,000,000	—	—	3,000,000	3,295,559	99,000	—
5.63%, 02/01/17	—	1,750,000	—	1,750,000	1,884,539	51,732	—

					$13,848,873	$439,448	$—

Barclays Intermediate Government/Credit
PNC Funding Corp.
5.25%, 11/15/15	$—	$135,000	$—	$135,000	$149,449	$2,488	$—

iBoxx $ Investment Grade Corporate
PNC Funding Corp.
3.63%, 02/08/15	$10,000,000	$3,596,000	$—	$13,596,000	$14,179,246	$276,373	$—
5.13%, 02/08/20	10,000,000	—	—	10,000,000	10,615,383	365,538	—

					$24,794,629	$641,911	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of November 30, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	January 27, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	January 27, 2011